UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free
Trust
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free Income
Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended August 31, 2022, the U.S.
economy contracted in 2022’s first and second quarters amid
declines in inventory investment and federal government
spending. Consumer spending slowly expanded, helped by
the reopening of businesses, widespread vaccinations, and
federal assistance programs. Inflation increased during the
six-month period, influenced by pandemic-related supply-
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve ended
monthly asset purchases in March 2022 and raised the
federal funds rate by 0.25% in March, 0.50% in May, and by
0.75% in both June and July, for a total of 2.25%, increasing the rate from 0.25% to 2.50% during the period. The Federal
Reserve also stated its intention to continue reducing its U.S.
Treasury, government agency debt and agency mortgage-
backed securities holdings, and it anticipated that ongoing
federal funds rate increases would be appropriate.
During the six-month period ended August 31, 2022,
municipal bonds, as measured by the Bloomberg Municipal
Bond Index, posted a -5.72% cumulative total return,
influenced by high levels of fixed income market volatility, tighter monetary policy and risk-off sentiment that led to
outflows from municipals.
1
Fundamentals remained strong,
however, with many issuers reporting budget surpluses for
2022 as federal government transfers boosted revenues.
Franklin Tax-Free Trust’s semiannual report includes
more detail about municipal bond market conditions and a
discussion from the portfolio managers. In addition, on our
website, franklintempleton.com, you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Contents
Semiannual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Federal Intermediate-Term Tax-Free
Income Fund 5
Franklin Federal Limited-Term Tax-Free Income Fund 9
Franklin High Yield Tax-Free Income Fund 13
Franklin Massachusetts Tax-Free Income Fund 17
Franklin New Jersey Tax-Free Income Fund 22
Financial Highlights and Schedules of Investments 27
Financial Statements 148
Notes to Financial Statements 157
Shareholder Information 176
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMIANNUAL REPORT
Municipal Bond Market Overview
During the six months ending August 31, 2022, multi-decade
high inflation continued throughout much of the period as
a strong U.S. job market and ample consumer savings
pushed demand beyond the ability of businesses to increase
supply. In response, the U.S. Federal Reserve (Fed) began
increasing short-term interest rates at a pace not seen
since the 1980s, leading U.S. Treasury (UST) yields to
move much higher over the period. Recessionary concerns
began to emerge as the market debated whether the Fed
could engineer a soft landing that would bring inflation down without causing a severe economic contraction.
The municipal bond (muni) market saw one of its worst starts to a new year in 2022. High levels of fixed income market
volatility, a general risk-off shift in sentiment, and poor
performance caused significant year-to-date outflows from
muni retail vehicles, leading market technical conditions to worsen. So far this year, net issuance has been limited and
lags well behind the same period in 2021. Fundamentals
remained strong, however, with many issuers reporting
surpluses for 2022 as federal government transfers bolstered revenues.
For the six-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -8.84% total
return for the period.
1
Investment-grade munis, as measured
by the Bloomberg Municipal Bond Index, posted a -5.72%
total return, and USTs, as measured by the Bloomberg U.S.
Treasury Index, posted a -7.63% total return.
1
In contrast,
investment-grade corporate bonds, as measured by the
Bloomberg U.S. Corporate Bond Index, posted a -9.41%
total return.
1
The foregoing information reflects our analysis and opinions as of August 31, 2022. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

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Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-
hold strategy. This means we generally hold securities in
each Fund’s portfolio for income purposes, rather than
trading securities for capital gains, although we may sell a security at any time if we believe it could help a fund meet its goal. When selecting securities for High Yield Tax-Free
Income Fund’s portfolio, we may consider existing market
conditions in our security selection process, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15- to 30-year
maturity range for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-
term fund, which allowed us to achieve our objective of
maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report
Franklin Federal Intermediate-Term Tax-Free Income Fund
This semiannual report for Franklin Federal Intermediate-
Term Tax-Free Income Fund covers the period ended August
31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of three to 10 years.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.82 on February 28, 2022, to
$11.06 on August 31, 2022. The Fund’s Class A shares
paid dividends totaling 11.5559 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 6 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.08%, based
on an annualization of the 1.9570 cents per share August
dividend and the maximum offering price of $11.35 on
August 31, 2022. An investor in the 2022 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.51% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the six
months under review as we sought to maximize tax-free
income for shareholders. Please read the Investment
Strategy and Manager’s Discussion on page 4 for more
information.
Thank you for your continued participation in Franklin
Federal Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/22
% of Total
Investments*
Utilities 20.36%
Transportation 14.17%
Health Care 13.90%
State General Obligation 8.50%
Education 8.19%
Local 7.04%
Special Tax 6.81%
Housing 6.47%
Industrial Dev. Revenue and Pollution Control 6.42%
Refunded 4.01%
Lease 3.34%
Other Revenue Bonds 0.79%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.
Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
32
.

Performance Summary as of August 31, 2022
Franklin Federal Intermediate-Term Tax-Free Income Fund
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The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -5.46% -7.59%
1-Year -8.68% -10.74%
5-Year +0.71% -0.31%
10-Year +12.34% +0.94%
Advisor
6-Month -5.33% -5.33%
1-Year -8.44% -8.44%
5-Year +1.74% +0.35%
10-Year +14.14% +1.33%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.08% 3.51% 2.37% 2.27% 4.00% 3.83%
Advisor 2.38% 4.02% 2.67% 2.57% 4.51% 4.34%
See page 7 for Performance Summary footnotes.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 6/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.115559
A1 $0.124076
C $0.092737
R6 $0.133001
Advisor $0.129733
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.80%
Advisor 0.46% 0.55%

Your Fund’s Expenses
Franklin Federal Intermediate-Term Tax-Free Income Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $945.40 $3.47 $1,021.64 $3.61 0.71%
A1 $1,000 $946.10 $2.74 $1,022.39 $2.84 0.56%
C $1,000 $943.60 $5.42 $1,019.63 $5.63 1.11%
R6 $1,000 $946.90 $1.96 $1,023.19 $2.04 0.40%
Advisor $1,000 $946.70 $2.24 $1,022.91 $2.33 0.46%

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Franklin Federal Limited-Term Tax-Free Income Fund
This semiannual report for Franklin Federal Limited-Term
Tax-Free Income Fund covers the period ended August 31,
2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of five years or less.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.34 on February 28, 2022, to
$10.05 on August 31, 2022. The Fund’s Class A shares
paid dividends totaling 4.9053 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 10 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.17%, based
on an annualization of the 1.0039 cents per share August
dividend and the maximum offering price of $10.28 on
August 31, 2022. An investor in the 2022 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 1.98% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Federal Limited-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/22
% of Total
Investments*
Industrial Dev. Revenue and Pollution Control 20.57%
Local 13.18%
Housing 9.12%
Health Care 7.99%
Lease 7.86%
State General Obligation 7.55%
Education 7.48%
Utilities 7.19%
Refunded 6.85%
Transportation 5.71%
Special Tax 5.19%
Other Revenue Bonds 1.31%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.
Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
58
.

Performance Summary as of August 31, 2022
Franklin Federal Limited-Term Tax-Free Income Fund
10
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -2.33% -4.53%
1-Year -4.49% -6.64%
5-Year +2.18% -0.02%
10-Year +5.48% +0.31%
Advisor
6-Month -2.21% -2.21%
1-Year -4.16% -4.16%
5-Year +3.55% +0.70%
10-Year +7.71% +0.75%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 1.17% 1.98% 2.10% 1.95% 3.55% 3.29%
Advisor 1.45% 2.45% 2.40% 2.24% 4.05% 3.78%
See page 11 for Performance Summary footnotes.

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
11
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 6/30/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.049053
A1 $0.054124
R6 $0.063270
Advisor $0.061795
Total Annual Operating Expenses
1
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.66% 0.81%
Advisor 0.41% 0.56%

Your Fund’s Expenses
Franklin Federal Limited-Term Tax-Free Income Fund
12
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $976.70 $3.24 $1,021.93 $3.31 0.65%
A1 $1,000 $977.20 $2.73 $1,022.44 $2.80 0.55%
R6 $1,000 $978.00 $1.85 $1,023.34 $1.89 0.37%
Advisor $1,000 $977.90 $1.98 $1,023.20 $2.03 0.40%

13
franklintempleton.com
Semiannual Report
Franklin High Yield Tax-Free Income Fund
This semiannual report for Franklin High Yield Tax-Free
Income Fund covers the period ended August 31, 2022 .
Your Fund’s Goals and Main Investments
The Fund seeks to provide investors with a high current yield exempt from federal income taxes by normally investing at
least 80% of its net assets in securities that pay interest free from such taxes.
1
Its secondary goal is capital appreciation
to the extent possible and consistent with the Fund’s
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.05 on February 28, 2022, to
$9.04 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 17.9752 cents per share for the reporting period.
2
The Performance Summary beginning on page 14
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 3.79%, based on an
annualization of the 2.9685 cents per share August dividend
and the maximum offering price of $9.39 on August 31, 2022.
An investor in the 2022 maximum federal income tax bracket
of 40.80% (including 3.80% Medicare tax) would need to
earn a distribution rate of 6.40% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
The Fund continued to seek high, current, tax-free income
for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit
derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.
Thank you for your continued participation in Franklin High
Yield Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/22
% of Total
Investments*
Special Tax 23.13%
Industrial Dev. Revenue and Pollution Control 15.21%
Health Care 11.35%
Housing 10.62%
Transportation 9.47%
Utilities 6.59%
Local 6.57%
Refunded 6.27%
Education 5.52%
Lease 1.82%
State General Obligation 1.74%
Other Revenue Bonds 1.16%
Exchange Traded Fund 0.55%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.
Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
77
.

Performance Summary as of August 31, 2022
Franklin High Yield Tax-Free Income Fund
14
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -8.29% -11.73%
1-Year -11.40% -14.72%
5-Year +6.93% +0.58%
10-Year +25.48% +1.91%
Advisor
6-Month -8.15% -8.15%
1-Year -11.23% -11.23%
5-Year +7.98% +1.55%
10-Year +27.37% +2.45%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 3.79% 6.40% 3.74% 6.32%
Advisor 4.19% 7.08% 4.13% 6.98%
See page 15 for Performance Summary footnotes.

Franklin High Yield Tax-Free Income Fund
Performance Summary
15
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.179752
A1 $0.186780
C $0.160330
R6 $0.193509
Advisor $0.191442
Total Annual Operating Expenses
8
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin High Yield Tax-Free Income Fund
16
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $917.10 $4.21 $1,020.81 $4.44 0.87%
A1 $1,000 $917.70 $3.48 $1,021.58 $3.67 0.72%
C $1,000 $915.80 $6.07 $1,018.87 $6.39 1.26%
R6 $1,000 $918.80 $2.83 $1,022.26 $2.98 0.59%
Advisor $1,000 $918.50 $2.98 $1,022.10 $3.14 0.62%

17
franklintempleton.com
Semiannual Report
Franklin Massachusetts Tax-Free Income Fund
This semiannual report for Franklin Massachusetts Tax-Free
Income Fund covers the period ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Massachusetts personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.48 on February 28, 2022, to
$10.51 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 11.1958 cents per share for the reporting period.
2
The Performance Summary beginning on page 19
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.17%, based on an
annualization of the 1.9753 cents per share August dividend
and the maximum offering price of $10.92 on August 31,
2022. An investor in the 2022 maximum combined effective
federal and Massachusetts personal income tax bracket of
45.80% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.00% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the six-month period, Massachusetts’ economy
slowed, although it grew at a faster pace than the nation
as a whole in 2022’s first quarter, consistent with the
commonwealth’s history of resilience through economic
cycles. Massachusetts’ unemployment rate began the
period at 4.7% and ended at 3.6%, compared with the
3.7% national rate. Following a historic surplus from the
fiscal year (FY) 2022 budget, the governor signed a budget
for FY 2023, which included significant new education
spending and allocated funds for a permanent tax reduction.
Massachusetts’ net tax-supported debt was $6,825 per
capita and 8.3% of personal income, well above the $1,179
and 2.1% national medians, respectively.
3
Independent
credit rating agency Moody’s Investors Service maintained
Massachusetts’ general obligations bonds’ Aa1 rating with
a stable outlook.
4
The rating reflected Moody’s view of the
commonwealth’s large economy focused on important
knowledge sectors, strong financial management, adequate
reserves and a highly educated workforce. According to
Moody’s, credit challenges facing Massachusetts included
combined debt and pension liabilities that are the seventh
highest in the nation relative to gross domestic product and above average exposure to climate risks. Moody’s stable
Portfolio Composition
8/31/22
% of Total
Investments
*
Education 29.96%
Health Care 14.02%
Transportation 11.78%
Local 9.16%
Housing 8.07%
Special Tax 7.93%
Refunded 5.49%
State General Obligation 5.17%
Utilities 4.90%
Other Revenue Bonds 2.43%
Lease 0.94%
Industrial Dev. Revenue and Pollution Control 0.15%
*Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22 .
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 132 .

Franklin Massachusetts Tax-Free Income Fund
18
franklintempleton.com
Semiannual Report
outlook reflected its assessment that the commonwealth will
continue its trend of strong financial management.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Massachusetts Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Massachusetts Tax-Free Income Fund
19
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.49% -10.96%
1-Year -10.73% -14.08%
5-Year +0.71% -0.62%
10-Year +15.43% +1.06%
Advisor
6-Month -7.29% -7.29%
1-Year -10.43% -10.43%
5-Year +1.83% +0.36%
10-Year +17.28% +1.61%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.17% 4.00% 2.49% 4.59%
Advisor 2.52% 4.65% 2.85% 5.26%
See page 20 for Performance Summary footnotes.

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
20
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the
Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Massachusetts personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.111958
A1 $0.120115
C $0.089715
R6 $0.128011
Advisor $0.125545
Total Annual Operating Expenses
8
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Massachusetts Tax-Free Income Fund
21
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $925.10 $4.25 $1,020.79 $4.47 0.88%
A1 $1,000 $926.60 $3.53 $1,021.54 $3.71 0.73%
C $1,000 $923.30 $6.16 $1,018.80 $6.46 1.27%
R6 $1,000 $926.50 $2.80 $1,022.30 $2.94 0.58%
Advisor $1,000 $927.10 $3.05 $1,022.04 $3.20 0.63%

22
franklintempleton.com
Semiannual Report
Franklin New Jersey Tax-Free Income Fund
This semiannual report for Franklin New Jersey Tax-Free
Income Fund covers the period ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and New Jersey personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its net assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.18 on February 28, 2022, to
$10.22 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 13.5261 cents per share for the reporting period.
2
The Performance Summary beginning on page 24
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.56%, based on an
annualization of the 2.2613 cents per share August dividend
and the maximum offering price of $10.62 on August 31,
2022. An investor in the 2022 maximum combined effective
federal and New Jersey personal income tax bracket of
51.55% (including 3.80% Medicare tax) would need to earn a
distribution rate of 5.28% from a taxable investment to match the Fund’s Class A tax-free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, New Jersey’s economy, which
contracted in the first quarter of 2022, stalled as part of a national slowdown. New Jersey’s economic recovery has
lagged the broader U.S. due to relatively slow population
growth and a high cost of living and doing business. The
state’s unemployment rate began the period at 4.6% and
ended at 4.0%, compared with the 3.7% national rate. New
Jersey’s governor signed a fiscal year (FY) 2023 budget
that provided significant property tax relief, while increasing spending on education. New Jersey’s net tax-supported debt
was $5,410 per capita and 7.2% of personal income, well
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
upgraded New Jersey’s general obligation bonds to an
A2 rating with a stable outlook.
4
Moody’s upgrade reflects
its view of New Jersey’s continuing trends toward strong
revenue and liquidity and its more aggressive approach to
liability burdens, including pensions. According to Moody’s, challenges included its large long-term liabilities, reliance on surplus funds for operations and its fairly limited practice of maintaining permanent budgetary reserves. Moody’s
stable outlook reflected its assessment that New Jersey
will maintain recently improved governance practices and a
more proactive liability management approach.
Portfolio Composition
8/31/22
% of Total
Investments*
Transportation 27.49%
Education 22.93%
Health Care 17.78%
Lease 10.00%
Housing 9.19%
Local 6.50%
Refunded 2.24%
Utilities 2.07%
State General Obligation 1.20%
Special Tax 0.60%
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22 .
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
142
.

Franklin New Jersey Tax-Free Income Fund
23
franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin New
Jersey Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin New Jersey Tax-Free Income Fund
24
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.40% -10.87%
1-Year -10.27% -13.64%
5-Year +3.17% -0.14%
10-Year +12.42% +0.79%
Advisor
6-Month -7.29% -7.29%
1-Year -10.06% -10.06%
5-Year +4.12% +0.81%
10-Year +14.10% +1.33%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day Standardized
Yield
6
A 2.56% 5.28% 2.69% 5.55%
Advisor 2.92% 6.03% 3.06% 6.32%
See page 25 for Performance Summary footnotes.

Franklin New Jersey Tax-Free Income Fund
Performance Summary
25
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the
Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and New Jersey personal income tax rate of 51.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.135261
A1 $0.143238
C $0.113585
R6 $0.150949
Advisor $0.148522
Total Annual Operating Expenses
8
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin New Jersey Tax-Free Income Fund
26
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
2
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $926.00 $4.02 $1,021.04 $4.21 0.83%
A1 $1,000 $927.50 $3.29 $1,021.79 $3.45 0.68%
C $1,000 $924.10 $5.92 $1,019.05 $6.21 1.22%
R6 $1,000 $928.20 $2.58 $1,022.53 $2.71 0.53%
Advisor $1,000 $927.10 $2.80 $1,022.30 $2.94 0.58%

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.82 $12.22 $12.39 $11.98 $11.87
Income from investment operations
c
:
Net investment income
d
......................... 0.12 0.23 0.26 0.27 0.15
Net realized and unrealized gains (losses) ........... (0.76) (0.40) (0.17) 0.43 0.11
Total from investment operations .................... (0.64) (0.17) 0.09 0.70 0.26
Less distributions from:
Net investment income .......................... (0.12) (0.23) (0.26) (0.29) (0.15)
Net asset value, end of period ...................... $11.06 $11.82 $12.22 $12.39 $11.98
Total return
e
................................... (5.46)% (1.42)% 0.72% 5.92% 2.20%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.84% 0.80% 0.80% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
g
...... 0.71% 0.70% 0.70% 0.71% 0.71%
Net investment income ........................... 2.16% 1.89% 2.09% 2.28% 2.56%
Supplemental data
Net assets, end of period (000’s) .................... $702,147 $754,463 $629,566 $407,125 $182,330
Portfolio turnover rate ............................ 11.15% 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.81 $12.21 $12.38 $11.96 $11.94 $12.11
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.28 0.30 0.32 0.31
Net realized and unrealized gains (losses) (0.77) (0.40) (0.17) 0.43 0.02 (0.17)
Total from investment operations ........ (0.64) (0.15) 0.11 0.73 0.34 0.14
Less distributions from:
Net investment income .............. (0.12) (0.25) (0.28) (0.31) (0.32) (0.31)
Net asset value, end of period .......... $11.05 $11.81 $12.21 $12.38 $11.96 $11.94
Total return
d
....................... (5.39)% (1.27)% 0.87% 6.17% 2.91% 1.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.65% 0.65% 0.66% 0.65% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.56%
f
0.55%
f
0.55%
f
0.56%
f
0.56%
f
0.65%
Net investment income ............... 2.31% 2.05% 2.26% 2.43% 2.71% 2.56%
Supplemental data
Net assets, end of period (000’s) ........ $1,024,982 $1,265,052 $1,403,417 $1,516,009 $1,575,494 $1,850,075
Portfolio turnover rate ................ 11.15% 22.05% 18.84% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.85 $12.24 $12.42 $12.00 $11.98 $12.14
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.18 0.21 0.23 0.26 0.25
Net realized and unrealized gains (losses) (0.77) (0.39) (0.18) 0.43 0.02 (0.17)
Total from investment operations ........ (0.67) (0.21) 0.03 0.66 0.28 0.08
Less distributions from:
Net investment income .............. (0.09) (0.18) (0.21) (0.24) (0.26) (0.24)
Net asset value, end of period .......... $11.09 $11.85 $12.24 $12.42 $12.00 $11.98
Total return
d
....................... (5.64)% (1.73)% 0.24% 5.58% 2.34% 0.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.20% 1.20% 1.21% 1.20% 1.20%
Expenses net of waiver and payments by
affiliates .......................... 1.11%
f
1.10%
f
1.10%
f
1.11%
f
1.11%
f
1.19%
Net investment income ............... 1.76% 1.50% 1.72% 1.88% 2.16% 2.02%
Supplemental data
Net assets, end of period (000’s) ........ $51,996 $67,008 $121,312 $203,994 $262,612 $358,228
Portfolio turnover rate ................ 11.15% 22.05% 18.84% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
In
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.84 $12.24 $12.41 $11.99 $11.97 $12.28
Income from investment operations
c
:
Net investment income
d
............. 0.14 0.27 0.30 0.32 0.34 0.20
Net realized and unrealized gains (losses) (0.77) (0.40) (0.18) 0.43 0.02 (0.32)
Total from investment operations ........ (0.63) (0.13) 0.12 0.75 0.36 (0.12)
Less distributions from:
Net investment income .............. (0.13) (0.27) (0.29) (0.33) (0.34) (0.19)
Net asset value, end of period .......... $11.08 $11.84 $12.24 $12.41 $11.99 $11.97
Total return
e
....................... (5.31)% (1.12)% 1.03% 6.33% 3.06% (0.97)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.50% 0.50% 0.50% 0.49% 0.49%
Expenses net of waiver and payments by
affiliates .......................... 0.40%
g
0.40%
g
0.40%
g
0.40%
g
0.39%
g
0.48%
Net investment income ............... 2.46% 2.19% 2.41% 2.59% 2.88% 2.73%
Supplemental data
Net assets, end of period (000’s) ........ $168,968 $257,641 $414,751 $410,541 $417,612 $672,199
Portfolio turnover rate ................ 11.15% 22.05% 18.84% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018 .
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.84 $12.24 $12.41 $11.99 $11.97 $12.13
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.29 0.31 0.33 0.32
Net realized and unrealized gains (losses) (0.77) (0.40) (0.17) 0.43 0.02 (0.16)
Total from investment operations ........ (0.63) (0.14) 0.12 0.74 0.35 0.16
Less distributions from:
Net investment income .............. (0.13) (0.26) (0.29) (0.32) (0.33) (0.32)
Net asset value, end of period .......... $11.08 $11.84 $12.24 $12.41 $11.99 $11.97
Total return
d
....................... (5.33)% (1.17)% 0.97% 6.27% 3.00% 1.32%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.55% 0.55% 0.56% 0.55% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.46%
f
0.45%
f
0.45%
f
0.46%
f
0.46%
f
0.55%
Net investment income ............... 2.40% 2.14% 2.36% 2.53% 2.81% 2.66%
Supplemental data
Net assets, end of period (000’s) ........ $826,756 $1,126,152 $1,153,049 $1,277,185 $1,103,570 $1,196,627
Portfolio turnover rate ................ 11.15% 22.05% 18.84% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Shares
a
Value
a
Management Investment Companies 1.8%
Capital Markets 1.8%
a
Franklin Municipal Green Bond ETF ..................................... 2,115,000 $ 49,808,250
Total Management Investment Companies (Cost $57,603,313) ....................
49,808,250
Principal
Amount
a a a a
Municipal Bonds 98.4%
Alabama 3.0%
b
Black Belt Energy Gas District ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... $ 7,000,000 6,963,425
Revenue, 2022 E, Mandatory Put, 5%, 6/01/28 ............................ 7,000,000 7,439,585
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 558,116
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 548,064
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 483,413
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,189,336
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/27 ....... 4,920,000 5,200,860
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/28 ....... 5,000,000 5,281,106
b
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 25,935,000 26,190,903
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 2,972,543
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,060,363
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,169,221
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 3,394,662
b
Southeast Energy Authority A Cooperative District , Revenue , 2022 B-2 , Mandatory Put ,
3.324% , ( SOFR + 1.79% ), 8/01/28 ..................................... 15,000,000 14,777,340
82,228,937
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 1,783,202
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,335,684
3,118,886
Arizona 3.6%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 11,401,352
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,224,030
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 665,997
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 694,641
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,097,952
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,198,907
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,250,000 1,337,438
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,120,258

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... $ 1,105,000 $ 1,077,651
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/38 ....................................................... 600,000 580,169
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4%,
11/01/41 ....................................................... 6,000,000 5,670,464
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/27 ............ 160,000 166,694
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/28 ............ 170,000 177,102
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/29 ............ 160,000 166,286
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/30 ............ 185,000 191,787
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/31 ............ 195,000 201,408
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/27 .......... 55,000 57,602
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/28 .......... 60,000 63,198
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/29 .......... 60,000 63,424
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/30 .......... 65,000 68,850
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/31 .......... 70,000 73,969
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/35 ..... 500,000 544,343
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/36 ..... 750,000 811,190
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/37 ..... 600,000 647,383
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/38 ..... 1,000,000 1,076,761
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 3%, 2/01/39 ..... 1,200,000 1,007,886
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,710,274
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 10,998,145
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 7,500,000 7,957,684
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 6,225,000 6,584,779
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 9,720,000 10,555,307
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/39 .................................................. 6,365,000 6,829,966
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 599,916
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 480,802
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 590,326
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/30 ....... 850,000 927,110
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/31 ....... 1,000,000 1,085,688
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/32 ....... 1,000,000 1,081,849
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/33 ....... 800,000 862,047
Pima County Regional Transportation Authority ,
Excise Tax, Revenue, 2014, 5%, 6/01/24 ................................ 3,385,000 3,458,436
Excise Tax, Revenue, 2014, 5%, 6/01/26 ................................ 7,180,000 7,317,182
Scottsdale Municipal Property Corp. ,
City of Scottsdale Excise Tax, Revenue, 2015, Refunding, 5%, 7/01/26 .......... 2,580,000 2,759,116
City of Scottsdale Excise Tax, Revenue, 2015, Pre-Refunded, 5%, 7/01/28 ....... 3,325,000 3,543,616
99,728,985
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 4,848,475
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 3,780,669
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,297,657

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Arkansas Development Finance Authority, (continued)
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ $ 1,000,000 $ 1,033,161
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,028,817
City of Fort Smith , Sales & Use Tax , Revenue , 2012 , Refunding , 5% , 5/01/23 ......
5,000,000 5,002,640
16,991,419
California 4.5%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 7,379,243
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,210,424
b
California Community Choice Financing Authority , Revenue , 2021 A , Mandatory Put ,
4% , 12/01/27 ..................................................... 2,000,000 2,038,505
b
California Infrastructure & Economic Development Bank , California Academy of
Sciences , Revenue , 2018 B , Refunding , Mandatory Put , 2.02% , ( SIFMA Municipal
Swap Index + 0.35% ), 8/01/24 ........................................ 2,000,000 1,974,416
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,422,396
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 678,983
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,301,102
Southern California Edison Co., Revenue, 2010 A, Refunding, 1.75%, 9/01/29 .... 7,000,000 6,084,180
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/34 ......................... 10,605,000 11,328,886
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/35 ......................... 11,000,000 11,738,104
Golden State Tobacco Securitization Corp. ,
Revenue, 2021 B-1, Refunding, 1.85%, 6/01/31 ........................... 725,000 711,506
Revenue, 2021 B-1, Refunding, 3.85%, 6/01/50 ........................... 5,000,000 4,538,742
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/26 ............................ 11,025,000 11,122,964
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/31 ................... 8,220,000 9,071,240
Power System, Revenue, 2017 C, 5%, 7/01/32 ............................ 4,615,000 5,135,688
Power System, Revenue, 2017 C, 5%, 7/01/33 ............................ 3,960,000 4,373,539
Power System, Revenue, 2017 C, 5%, 7/01/34 ............................ 4,080,000 4,477,348
Los Angeles Unified School District , GO , 2018 B-1 , 5% , 7/01/32 ................
8,000,000 8,956,085
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/36 ................ 855,000 878,275
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/37 ................ 1,250,000 1,275,443
State of California ,
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 15,245,394
GO, Refunding, 5%, 8/01/30 ......................................... 10,000,000 10,708,914
125,651,377
Colorado 3.6%
City & County of Denver ,
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,158,846
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,384,085
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 717,473
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 775,059
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 813,582
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,079,311

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... $ 1,100,000 $ 1,178,253
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,118,915
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 8,932,415
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,176,512
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,201,464
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,130,823
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,178,372
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 5,500,000 5,804,175
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 4,737,815
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 2,000,000 2,096,466
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,038,967
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
32,820,000 36,522,752
Regional Transportation District ,
COP, 2013 A, Refunding, 5%, 6/01/26 .................................. 14,000,000 14,248,618
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 993,599
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,400,000 1,372,081
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 450,332
101,109,915
Connecticut 2.3%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 2,781,689
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 2,737,469
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,500,000 2,416,742
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 5,320,608
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 233,196
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 4,403,667
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 774,632
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 683,772
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 792,243
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 596,628
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/26 ... 200,000 212,322
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/27 ... 250,000 268,542
State of Connecticut ,
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,540,188
GO, 2020 C, 4%, 6/01/36 ............................................ 1,800,000 1,814,914
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,340,440
GO, 2021 B, 3%, 6/01/37 ............................................ 8,620,000 7,642,296
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,041,918
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 3,523,757
Special Tax, 2021 A, 5%, 5/01/41 ...................................... 1,500,000 1,649,825
Special Tax, A, 5%, 1/01/28 .......................................... 10,000,000 10,089,204
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,296,752
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,371,647
64,532,451
Florida 7.2%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... 5,000,000 5,421,150
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 1,724,187

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Alachua County Health Facilities Authority, (continued)
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... $ 3,445,000 $ 3,688,936
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,492,731
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ 1,000,000 1,045,933
c
Capital Trust Agency, Inc. ,
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 5,345,000 4,695,422
Revenue, 144A, 2021 A-2, 5.1%, 12/01/31 ............................... 1,850,000 1,625,503
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 855,000 761,709
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 220,978
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,996,364
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,659,226
City of Jacksonville ,
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 .. 1,650,000 1,544,950
Sales Tax, Revenue, 2012 A, Refunding, 5%, 10/01/28 ...................... 6,000,000 6,013,140
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/40 ........................................................ 2,500,000 2,297,597
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 B-1, 2%, 1/01/29 4,300,000 3,737,222
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,579,255
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,711,517
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 5,984,408
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 680,610
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 482,383
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,065,164
County of Miami-Dade , Transit System , Revenue , 2019 , Refunding , 4% , 7/01/35 ....
13,890,000 14,324,162
Escambia County Health Facilities Authority , Baptist Health Care Corp. Obligated
Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 ......................... 1,000,000 1,058,845
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/34 ....................................... 15,560,000 16,627,383
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 4,885,644
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 178,520
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 282,447
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 227,324
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 233,357
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 235,305
JEA Water & Sewer System ,
Revenue, 2014 A, 5%, 10/01/26 ....................................... 1,455,000 1,512,211
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/26 ........................... 1,530,000 1,590,160
Revenue, 2014 A, 5%, 10/01/27 ....................................... 5,130,000 5,327,657
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/27 ........................... 5,375,000 5,586,347
Revenue, 2014 A, 5%, 10/01/29 ....................................... 1,205,000 1,250,286
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/29 ........................... 1,265,000 1,314,740
Revenue, 2017 A, Refunding, 5%, 10/01/31 .............................. 17,435,000 19,331,923
Lee Memorial Health System ,
Lee Memorial Health System Obligated Group, Revenue, A-1, Refunding, 4%,
4/01/37 ........................................................ 5,000,000 4,908,424

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lee Memorial Health System, (continued)
d
Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 4/01/49 ................ $ 12,000,000 $ 11,016,690
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Zero Cpn ., 5/01/57 6,965,000 5,998,606
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,199,858
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,078,285
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,079,754
Orlando Utilities Commission ,
Revenue, 2012 A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,532,247
Revenue, 2012 A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,153,627
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 1,933,287
Palm Beach County School District , COP , 2014 B , 5% , 8/01/25 .................
4,000,000 4,272,734
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/31 ...................................................... 500,000 433,378
State of Florida ,
GO, 2015 E, Refunding, 4%, 6/01/33 ................................... 11,855,000 12,239,814
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 7,855,000 8,260,595
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,218,713
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 3,007,325
200,728,033
Georgia 2.8%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,225,598
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,267,560
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 5,513,872
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 7,447,594
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,303,754
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 900,000 915,429
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 565,000 569,741
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 450,000 451,702
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 865,000 865,488
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,400,000 1,396,328
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/32 250,000 254,286
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/33 250,000 252,098
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/34 275,000 276,040
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/35 275,000 275,155
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/36 275,000 274,279
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 4,002,070
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 4,631,715
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,074,042
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,113,003
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 1,901,659
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,261,277
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ 2,000,000 2,146,375
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ 1,000,000 1,069,027

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Main Street Natural Gas, Inc. ,
Revenue, 2021 C, 4%, 12/01/25 ....................................... $ 1,000,000 $ 1,008,471
b
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 5,000,000 4,987,928
b
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 5,000,000 5,252,610
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/30 ........................................ 1,000,000 1,090,025
Revenue, 2019 A, 5%, 1/01/31 ........................................ 600,000 649,736
Revenue, 2019 A, 5%, 1/01/32 ........................................ 500,000 536,474
Revenue, 2019 A, 5%, 1/01/33 ........................................ 1,000,000 1,066,396
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 545,440
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 520,561
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 754,188
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 802,675
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,114,384
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 739,969
76,556,949
Hawaii 1.1%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 21,695,000 22,717,425
GO, EO, Pre-Refunded, 5%, 8/01/28 ................................... 3,305,000 3,460,755
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 4,306,983
30,485,163
Illinois 7.7%
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2018 A, Refunding, 4.375%, 1/01/53 .................. 19,000,000 17,677,870
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 4,000,000 3,957,021
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/35 ..................... 1,560,000 1,543,238
e
Revenue, Senior Lien, 2022 A, 5%, 1/01/55 .............................. 13,500,000 13,766,111
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,624,046
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,233,929
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,085,664
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,539,821
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,925,474
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 5,854,834
City of Chicago ,
GO, 1999, NATL Insured, Zero Cpn ., 1/01/31 ............................. 4,000,000 2,822,648
GO, 2003 B, Refunding, 5%, 1/01/26 ................................... 1,795,000 1,867,318
GO, 2020 A, Refunding, 5%, 1/01/29 ................................... 2,500,000 2,678,891
GO, 2021 A, Refunding, 5%, 1/01/33 ................................... 9,500,000 10,010,970
GO, 2021 B, Refunding, 4%, 1/01/35 ................................... 4,295,000 4,083,017
GO, 2021 B, Refunding, 4%, 1/01/38 ................................... 5,150,000 4,775,774
City of Galesburg ,
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/36 ................... 1,125,000 1,098,707
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/41 ................... 1,475,000 1,380,369
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 4% , 11/15/40 ...........
5,250,000 5,076,040
b
Illinois Development Finance Authority , Waste Management, Inc. , Revenue , 2019 ,
Mandatory Put , 0.4% , 11/01/22 ....................................... 5,000,000 4,972,085
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/40 12,645,000 12,141,658
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/28 ......... 1,065,000 1,016,218
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/29 ......... 1,100,000 1,036,140
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/30 ......... 1,310,000 1,219,072
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/31 ......... 1,095,000 1,003,886

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Northwestern University, Revenue, 2015, 5%, 12/01/28 ..................... $ 1,675,000 $ 1,908,554
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/25 ..
1,000,000 987,931
Northern Illinois University ,
Revenue, 2021, BAM Insured, 4%, 10/01/41 ............................. 400,000 367,581
Revenue, 2021, BAM Insured, 4%, 10/01/43 ............................. 2,075,000 1,876,981
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
3,500,000 3,770,218
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 18,222,703
GO, 2014, AGMC Insured, 5%, 2/01/26 ................................. 5,650,000 5,817,923
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,051,297
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,378,368
GO, 2017 C, 5%, 11/01/29 ........................................... 8,690,000 9,232,843
GO, 2017 D, 3.25%, 11/01/26 ......................................... 750,000 744,636
GO, 2017 D, 5%, 11/01/27 ........................................... 1,500,000 1,605,748
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,207,116
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 1,500,000 1,594,446
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,120,000 1,184,763
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,213,343
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 968,265
GO, 2020, 5.5%, 5/01/30 ............................................ 6,550,000 7,330,142
GO, 2020, 5.5%, 5/01/39 ............................................ 3,700,000 4,019,837
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 7,740,042
GO, 2021 A, 5%, 3/01/46 ............................................ 2,000,000 2,077,080
GO, 2021 B, 4%, 12/01/39 ........................................... 2,500,000 2,333,782
GO, 2022 A, 5%, 3/01/29 ............................................ 6,385,000 6,898,764
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/26 ............. 2,500,000 2,672,163
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/27 ............. 6,000,000 6,489,301
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/28 ............. 5,000,000 5,472,934
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 6,400,000 5,607,706
213,165,268
Indiana 1.3%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,488,802
Indiana Finance Authority ,
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/26 .. 1,065,000 1,034,950
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/27 .. 1,150,000 1,102,192
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/28 .. 1,235,000 1,164,943
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/29 .. 1,330,000 1,235,656
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/30 .. 1,425,000 1,304,990
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 3,000,000 2,574,605
State Revolving Fund, Revenue, 2018 A, 5%, 2/01/35 ...................... 9,795,000 10,857,537
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... 15,000,000 14,926,425
35,690,100
Iowa 0.9%
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . 1,800,000 1,951,138
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,067,524
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,172,078
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,274,720
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . 1,250,000 1,324,105
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 2,600,395
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 2,723,468

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ $ 8,500,000 $ 7,842,321
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 1,415,000 1,341,374
24,297,123
Kansas 0.3%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,378,241
Kentucky 1.2%
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 4%, 10/01/29 .............................. 1,355,000 1,441,668
Revenue, 2021 A, Refunding, 4%, 10/01/30 .............................. 1,410,000 1,496,641
Revenue, 2021 A, Refunding, 4%, 10/01/31 .............................. 1,470,000 1,560,994
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,055,305
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 1,500,000 1,627,188
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,639,589
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,742,704
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,084,866
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,204,277
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 2,784,211
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,303,852
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 6,044,389
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 6,021,979
32,007,663
Louisiana 3.2%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,354,031
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,041,076
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,348,028
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/38 .......
6,000,000 6,003,748
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,579,196
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 3,762,433
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 5,021,514
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 7,816,817
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 3.5%, 12/01/32 ......................................... 1,960,000 1,717,360
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 3.75%, 10/01/38 4,592,712 3,727,465
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B, 5.25%, 10/01/32 5,350,000 4,730,705
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,317,876
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ 10,000 10,826
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... 995,000 1,054,259
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 5,413
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,563,963
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 16,239

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 $ 1,000,000 $ 1,077,515
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 2,000,000 2,145,355
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,401,353
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 1,851,895
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 1,843,706
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,100,574
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 4,750,000 5,123,854
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,150,096
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,342,923
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,393,007
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,066,092
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,590,375
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,129,110
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,057,325
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 2,901,374
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 10,477,020
87,722,523
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020 A, 5%, 7/01/35 ................ 1,000,000 1,070,753
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/36 ................ 1,000,000 981,922
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/37 ................ 1,150,000 1,126,162
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/38 ................ 2,690,000 2,618,517
5,797,354
Maryland 3.0%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,095,311
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,211,129
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,269,584
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,516,986
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 7,044,824
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 6,409,815
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 2,943,879
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,148,851
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,445,810
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 1,949,614
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,098,314
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,341,958
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 7,981,692
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,599,726
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 410,359
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 283,105
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 9,103,816
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 7,876,786
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/28 ............... 1,000,000 1,091,657
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/29 ............... 1,340,000 1,471,055
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/30 ............... 2,810,000 3,091,272

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown, (continued)
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/31 ............... $ 1,480,000 $ 1,630,102
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/32 ............... 1,550,000 1,693,153
83,708,798
Massachusetts 3.8%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 8,031,171
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 6,414,940
Massachusetts Clean Energy Cooperative Corp. ,
Revenue, 2021, Refunding, 2.135%, 7/01/29 ............................. 5,000,000 4,372,372
Revenue, 2021, Refunding, 2.235%, 7/01/30 ............................. 6,420,000 5,527,672
Massachusetts Clean Water Trust (The) ,
Revenue, 17 A, 5%, 2/01/24 .......................................... 9,380,000 9,491,286
Revenue, 17 A, 5%, 2/01/25 .......................................... 9,750,000 9,853,439
Revenue, 2014, Refunding, 5%, 8/01/26 ................................. 10,650,000 11,701,352
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 167,427
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 524,626
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 491,425
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 568,534
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 483,623
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 4,605,481
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 4,799,620
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/35 ............................. 7,000,000 7,737,068
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 15,390,182
University of Massachusetts Building Authority ,
Revenue, 2017-3, Refunding, 5%, 11/01/31 .............................. 10,035,000 11,099,667
Revenue, 2017-3, Refunding, 5%, 11/01/32 .............................. 5,000,000 5,512,886
106,772,771
Michigan 1.4%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,081,688
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 2,012,765
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,175,084
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,498,883
Michigan Finance Authority ,
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 1,003,222
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 8,693,600
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/31 ............. 5,100,000 5,245,932
Michigan Finance Authority, Revenue, 2008 C, 5%, 12/01/32 ................. 1,115,000 1,217,642
Michigan Finance Authority, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/32 ...... 135,000 151,368
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Refunding, 5%, 12/01/31 . 2,700,000 2,960,919
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 3,020,310
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,532,999
38,594,412

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.3%
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. $ 8,143,623 $ 6,017,597
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
3.65%, 6/01/33 .................................................. 101,412 85,545
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 400,000 303,104
c
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 144A,
2021 E-8, 5.5%, 6/01/36 ........................................... 2,540,000 2,196,303
8,602,549
Missouri 1.4%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 13,789,655
Missouri Joint Municipal Electric Utility Commission ,
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/27 ................ 3,250,000 3,399,607
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/28 ................ 4,500,000 4,698,871
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/29 ................ 4,045,000 4,215,412
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 2,793,330
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,193,934
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,567,119
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,143,959
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 1,948,428
37,750,315
New Hampshire 0.3%
City of Manchester , General Airport , Revenue , 2012 A , Refunding , AGMC Insured , 5% ,
1/01/25 ......................................................... 7,930,000 7,945,082
New Jersey 1.9%
Hudson County Improvement Authority ,
County of Hudson, Revenue, 2010, Refunding, AGMC Insured, 5.375%, 10/01/23 . 5,375,000 5,537,218
County of Hudson, Revenue, 2010, Refunding, AGMC Insured, 5.375%, 10/01/24 . 2,050,000 2,171,829
New Jersey Economic Development Authority ,
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,049,232
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,251,795
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,222,568
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/33 ............... 680,000 735,746
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/34 ............... 545,000 587,073
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/35 ............... 565,000 606,945
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/30 ............... 900,000 961,671
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/31 ............... 1,080,000 1,147,259
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 3,630,000 3,436,996
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 2,000,000 1,979,360
New Jersey Transportation Trust Fund Authority ,
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 6,200,000 6,057,193
Revenue, 2022 A, 4%, 6/15/41 ........................................ 7,500,000 7,076,535
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,727,684
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 5%, 7/15/26 .......................... 275,000 298,457
GO, 2021, Refunding, BAM Insured, 5%, 7/15/27 .......................... 330,000 363,855
GO, 2021, Refunding, BAM Insured, 5%, 7/15/28 .......................... 325,000 363,668
GO, 2021, Refunding, BAM Insured, 5%, 7/15/29 .......................... 320,000 362,698
GO, 2021, Refunding, BAM Insured, 5%, 7/15/31 .......................... 400,000 460,639

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Newark Board of Education, (continued)
GO, 2021, Refunding, BAM Insured, 5%, 7/15/32 .......................... $ 430,000 $ 491,211
State of New Jersey , GO , 2020 A , 4% , 6/01/31 .............................
7,000,000 7,475,849
53,365,481
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 10,881,354
New York 10.2%
City of New York ,
GO, 2013 D, 5%, 8/01/27 ............................................ 10,000,000 10,105,483
GO, 2013 I, 5%, 8/01/24 ............................................. 10,200,000 10,442,504
GO, 2014 G, 5%, 8/01/23 ............................................ 6,860,000 7,025,790
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,118,262
GO, 2015 C, Refunding, 5%, 8/01/27 ................................... 7,500,000 7,921,785
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,218,147
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 3,829,991
GO, 2021 C, 4%, 8/01/37 ............................................ 5,000,000 4,993,974
e
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,781,599
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 10,869,964
County of Nassau ,
GO, 2021 A, AGMC Insured, 4%, 4/01/48 ................................ 7,140,000 6,808,182
GO, 2021 A, AGMC Insured, 4%, 4/01/49 ................................ 7,960,000 7,575,164
Long Island Power Authority , Revenue , 2012 B , 5% , 9/01/26 ...................
5,000,000 5,011,361
Metropolitan Transportation Authority ,
Revenue, 2012 F, Refunding, 5%, 11/15/25 .............................. 25,000,000 25,118,367
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 7,694,217
Revenue, 2016 A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 22,292,955
Revenue, 2016 B, Refunding, 5%, 11/15/34 .............................. 3,265,000 3,399,805
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,283,996
Revenue, 2017 C-1, Refunding, 5%, 11/15/31 ............................ 1,870,000 1,981,772
Revenue, 2017 C-1, Refunding, 4%, 11/15/37 ............................ 2,500,000 2,402,016
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 5,545,000 5,358,057
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/27 1,000,000 1,077,281
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,091,521
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 10,000,000 7,466,344
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,192,442
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/27 ...................... 8,740,000 9,045,264
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/28 ...................... 5,000,000 5,164,744
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/37 ........................ 1,400,000 1,389,403
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,045,019
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 220,000 220,502
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/23 . 7,915,000 8,120,579
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/29 .... 10,000,000 10,564,651
State of New York Personal Income Tax, Revenue, 2012 A, Refunding, 5%, 12/15/27 10,000,000 10,072,706
State of New York Personal Income Tax, Revenue, 2014 E, Refunding, 5%, 2/15/30 5,000,000 5,275,801
State of New York Personal Income Tax, Revenue, 2015 A, Refunding, 5%, 3/15/28 7,185,000 7,612,367
State of New York Personal Income Tax, Revenue, 2018 A, 5%, 3/15/32 ......... 9,995,000 11,123,222
State of New York Personal Income Tax, Revenue, 2018 A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 5,701
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 11,105,426
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2013 D, 5%, 3/15/24 ......... 10,000,000 10,139,441

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Urban Development Corp., (continued)
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... $ 5,000,000 $ 5,406,869
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 472,658
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 418,552
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 209,079
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,290,570
Port Authority of New York & New Jersey ,
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 2,676,633
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,145,886
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,146,392
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,423,508
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,216,244
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... 4,175,000 4,521,029
282,873,225
North Carolina 0.7%
City of Charlotte , Water & Sewer System , Revenue , 2015 , Refunding , 5% , 7/01/27 ..
10,000,000 10,720,061
County of Buncombe , Revenue , A , Pre-Refunded , 5% , 6/01/28 .................
5,000,000 5,220,516
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 131,390
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 319,858
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 486,144
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 544,909
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 383,943
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 560,000 513,301
18,320,122
North Dakota 0.2%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/29 .. 1,600,000 1,746,647
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/30 .. 1,600,000 1,754,756
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/31 .. 1,300,000 1,429,640
4,931,043
Ohio 2.4%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 2%, 6/01/27 .................. 1,475,000 1,328,322
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 11,765,000 10,545,138
City of Toledo ,
Water System, Revenue, 2013, Pre-Refunded, 5%, 11/15/25 ................. 4,000,000 4,073,942
Water System, Revenue, 2013, Pre-Refunded, 5%, 11/15/26 ................. 6,140,000 6,253,501
Water System, Revenue, 2013, Pre-Refunded, 5%, 11/15/27 ................. 6,450,000 6,569,231
Water System, Revenue, 2013, Pre-Refunded, 5%, 11/15/28 ................. 6,570,000 6,691,450
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 6,845,000 7,046,396
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 6,295,808
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 11,021,025
State of Ohio ,
GO, R, Pre-Refunded, 5%, 5/01/27 .................................... 5,000,000 5,214,715
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,058,303
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 853,599
66,951,430

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 2.9%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ $ 5,000,000 $ 5,065,799
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,076,629
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,580,291
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,294,923
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 2,683,738
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 4,473,065
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 4,623,153
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/34 1,100,000 1,198,819
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/35 800,000 866,777
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 1,300,000 1,405,548
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 448,441
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 160,743
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 352,799
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 654,380
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 290,916
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 2,000,000 1,763,939
Port of Portland , Airport , Revenue , Twenty-Seven A , 5% , 7/01/34 ................
9,110,000 9,794,151
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 10,326,046
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,111,346
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 9,757,312
State of Oregon ,
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/27 ....................................................... 3,000,000 3,168,374
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/28 ....................................................... 3,500,000 3,696,437
Washington & Multnomah Counties School District No. 48J Beaverton , GO , B , Pre-
Refunded , 5% , 6/15/28 ............................................. 5,000,000 5,231,600
81,025,226
Pennsylvania 3.9%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,454,027
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/28 ................................. 600,000 643,683
Revenue, 2022, Refunding, 5%, 5/01/29 ................................. 600,000 648,072
Revenue, 2022, Refunding, 5%, 5/01/30 ................................. 700,000 759,506
Revenue, 2022, Refunding, 5%, 5/01/31 ................................. 675,000 733,842
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 6,328,069
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,103,805
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,650,828
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,194,722
Water & Wastewater, Revenue, 2022 C, 5%, 6/01/39 ....................... 1,860,000 2,063,359
Water & Wastewater, Revenue, 2022 C, 5%, 6/01/40 ....................... 3,260,000 3,606,550
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 13,742,109
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 12/15/25 ......................... 5,345,000 5,534,395

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster County Solid Waste Management Authority, (continued)
Revenue, 2013 A, Pre-Refunded, 5.25%, 12/15/26 ......................... $ 5,835,000 $ 6,041,758
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,312,834
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 1,912,642
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,579,888
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,196,083
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 3,599,135
b
Waste Management Obligated Group, Revenue, 2009, Mandatory Put, 0.95%,
12/01/26 ....................................................... 3,000,000 2,649,046
b
Waste Management, Inc., Revenue, 2017 A, Mandatory Put, 0.58%, 8/01/24 ..... 5,500,000 5,188,624
b
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 6,750,000 6,109,721
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/38 ..... 6,950,000 7,634,561
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 5,901,167
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,437,399
Philadelphia Authority for Industrial Development ,
City of Philadelphia, Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 4/15/24 ...... 5,500,000 5,111,771
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 100,000 103,863
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 304,277
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,172,576
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,355,267
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 2,120,402
109,193,981
Rhode Island 0.3%
State of Rhode Island ,
GO, 2019 C, 5%, 1/15/32 ............................................ 4,500,000 5,081,141
GO, 2019 C, 4%, 1/15/34 ............................................ 1,520,000 1,595,199
GO, 2019 C, 4%, 1/15/35 ............................................ 600,000 627,637
7,303,977
South Carolina 2.4%
County of Richland ,
International Paper Co., Revenue, 2014 A, Refunding, 3.875%, 4/01/23 ......... 10,000,000 10,013,929
c
Village at Sandhill Improvement District, Special Assessment, 144A, 2021,
Refunding, 3.625%, 11/01/31 ....................................... 1,000,000 854,699
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,600,000 5,347,663
c
Revenue, 144A, 2021 A-2, 5.3%, 12/01/29 ............................... 1,805,000 1,594,939
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 7,400,000 5,989,550
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn ., 6/01/37 11,000,000 7,360,045
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/33 ...... 6,000,000 6,446,629
South Carolina Public Service Authority ,
Revenue, 2020 A, Refunding, 5%, 12/01/31 .............................. 2,355,000 2,589,190
Revenue, 2020 A, Refunding, 5%, 12/01/43 .............................. 20,280,000 21,130,499
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 1,000,000 1,058,562
Revenue, 2021 A, Refunding, 5%, 12/01/26 .............................. 750,000 804,774
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,162,912
66,353,391

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota 0.1%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/51 ...................................................... $ 1,500,000 $ 1,245,343
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 880,122
2,125,465
Tennessee 0.6%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/31 1,500,000 1,602,780
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/34 1,000,000 1,055,305
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,250,000 1,316,060
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/36 1,000,000 971,295
b
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 4,000,000 4,184,321
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,780,436
17,910,197
Texas 8.6%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 969,759
Central Texas Regional Mobility Authority , Revenue, Senior Lien , 2021 B , 5% , 1/01/46
3,500,000 3,689,665
City of Austin ,
Water & Wastewater System, Revenue, 2012, 5%, 11/15/26 .................. 3,515,000 3,534,625
Water & Wastewater System, Revenue, 2012, 5%, 11/15/27 .................. 3,400,000 3,418,632
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,088,698
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,670,519
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 2,773,253
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,105,856
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,029,246
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,021,081
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,212,633
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/34 .. 3,250,000 3,558,061
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/35 .. 4,500,000 4,916,044
City of San Antonio ,
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 11,283,066
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 4,877,690
Electric & Gas Systems, Revenue, Junior Lien, 2021 A, Refunding, 5%, 2/01/46 ... 7,500,000 8,025,109
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 10,070,328
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 2.5%, 10/01/31 .... 500,000 415,367
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/30 .... 100,000 113,665
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/31 .... 60,000 68,330
County of Williamson , GO , 2012 , Refunding , 5% , 2/15/23 .....................
6,235,000 6,248,853
Dallas Fort Worth International Airport ,
Revenue, 2013 D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,164,528
Revenue, 2013 D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,166,646
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 855,307
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 798,775
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 478,404
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 634,985
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 684,447
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 632,978
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 677,987

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... $ 2,500,000 $ 2,785,235
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 2,775,054
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/28 ............................................. 155,000 134,589
GO, 2021, 2%, 9/01/29 ............................................. 155,000 131,563
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,975,000 3,099,449
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,205,244
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/28 ..... 2,200,000 2,457,080
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... 2,000,000 2,272,747
Metropolitan Transit Authority of Harris County ,
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/26 ............... 2,000,000 2,110,322
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/27 ............... 2,000,000 2,110,323
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/28 ............... 2,000,000 2,110,323
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,144,153
Northwest Independent School District ,
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/28 ..................... 4,815,000 5,091,236
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/29 ..................... 7,015,000 7,417,449
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 12,000,000 10,227,752
Permanent University Fund , University of Texas System , Revenue , 2014 B , Refunding ,
5% , 7/01/27 ...................................................... 10,000,000 10,440,799
San Angelo Independent School District , GO , A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 5,220,000 5,409,571
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/37 ...... 635,000 594,917
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/39 ...... 2,435,000 2,246,532
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/40 ...... 2,000,000 1,831,250
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,548,392
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,267,343
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,059,775
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,029,045
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/27 ................................ 1,000,000 1,058,889
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 10,000,000 10,663,376
Texas Transportation Commission ,
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/24 ....... 20,000,000 20,821,256
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/25 ....... 20,000,000 20,789,572
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 14,032,303
c
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.875% , 9/01/31 .............................................. 281,000 234,786
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/29 ..................................... 290,000 253,926
GO, Sub. Lien, 2021, 2.25%, 8/15/31 ................................... 300,000 253,488
GO, Sub. Lien, 2021, 3%, 8/15/33 ..................................... 315,000 277,864
GO, Sub. Lien, 2021, 3%, 8/15/35 ..................................... 335,000 284,368
GO, Sub. Lien, 2021, 3%, 8/15/37 ..................................... 355,000 291,399
237,645,907

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.6%
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 .............
$ 3,000,000 $ 2,900,514
City of Salt Lake City , Public Utilities , Revenue , 2022 , 4.375% , 2/01/52 ...........
13,500,000 13,657,387
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 362,896
16,920,797
Virginia 2.7%
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 10,698,973
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 .......
9,460,000 8,384,988
Virginia Public Building Authority ,
Revenue, B, 4%, 8/01/29 ............................................ 12,060,000 12,725,778
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,133,724
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 4,669,334
Virginia Resources Authority , Clean Water Revolving Fund , Revenue , 2014 B ,
Refunding , 5% , 10/01/26 ............................................ 26,155,000 27,555,218
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/32 ........................................................ 2,500,000 2,505,536
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/32 ........................................................ 2,000,000 1,999,130
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/35 .................................................... 3,000,000 3,219,717
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/36 .................................................... 3,000,000 2,889,457
75,781,855
Washington 4.3%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 5,457,213
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/25 .............. 5,500,000 5,732,515
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,120,616
Drainage & Wastewater, Revenue, 2014, Pre-Refunded, 5%, 5/01/27 ........... 3,150,000 3,282,642
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 5,471,579
County of King ,
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/25 ......................... 1,200,000 1,255,755
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/26 ......................... 1,200,000 1,255,315
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/27 ......................... 1,900,000 1,986,884
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/28 ......................... 3,050,000 3,187,795
Sewer, Revenue, 2014 B, Pre-Refunded, 5%, 7/01/29 ...................... 2,600,000 2,722,234
Energy Northwest ,
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/36 ...... 7,000,000 7,743,348
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 3,574,854
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,306,473
d
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 9,420,000 8,754,839
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 6,877,016
State of Washington ,
GO, 2017 D, 5%, 2/01/31 ............................................ 5,480,000 5,996,250
GO, 2017 D, 5%, 2/01/32 ............................................ 10,000,000 10,911,605
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,370,000 1,442,401
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,003,748
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 3,953,525
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,598,117
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,477,943
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,292,748
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 1,250,000 1,316,060
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 5,385,721

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ $ 1,000,000 $ 1,059,327
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,056,244
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,053,807
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/35 ....................................................... 440,000 384,513
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,081,574
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,072,621
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,371,400
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,679,131
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,490,988
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 6,874,852 6,271,913
c
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 B, 5.3%, 1/01/30 . 1,300,000 1,164,876
118,793,590
Wisconsin 1.8%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 3,605,625
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 3.5%, 12/01/32 .................... 1,405,000 1,231,067
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 4%,
11/15/37 ....................................................... 600,000 576,789
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 1,100,000 957,329
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/29 .......... 285,000 276,446
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/30 .......... 200,000 191,959
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/31 .......... 200,000 189,503
c
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 13,400,000 13,309,770
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 5,600,000 4,744,321
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 B, 5.75%,
12/01/27 ....................................................... 1,920,000 1,840,107
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,018,591
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/27 ........................................... 195,000 196,333
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/28 ........................................... 250,000 250,663
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/29 ........................................... 320,000 319,992
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/30 ........................................... 265,000 262,287
b,c
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 8,057,177
Wisconsin Department of Transportation , Revenue , 2017-2 , Refunding , 5% , 7/01/31 .
5,000,000 5,540,463
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 597,628
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 984,908

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ $ 600,000 $ 589,502
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 588,449
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/28 .................................................... 375,000 367,574
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/29 .................................................... 390,000 378,923
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/30 .................................................... 405,000 388,298
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/37 .................................................... 1,460,000 1,315,974
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... 1,650,000 1,527,617
50,307,295
U.S. Territories 0.6%
District of Columbia 0.5%
District of Columbia , Income Tax , Revenue , 2019 A , 5% , 3/01/33 ................
3,000,000 3,413,802
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/31 ........................................ 5,000,000 5,490,412
Revenue, 2017 B, 5%, 7/01/32 ........................................ 5,750,000 6,294,518
15,198,732
Puerto Rico 0.1%
Puerto Rico Highway & Transportation Authority , Revenue , CC , Refunding , AGMC
Insured , 5.5% , 7/01/29 .............................................. 1,000,000 1,041,833
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 486,297
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/30 .. 550,000 608,560
2,136,690
Total U.S. Territories .................................................................... 17,335,422
Total Municipal Bonds (Cost $2,854,115,950) ...................................
2,729,584,072
Total Long Term Investments (Cost $2,911,719,263) .............................
2,779,392,322
a
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
California 0.2%
f
University of California , Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 0.85% ,
5/15/48 ......................................................... 4,600,000 4,600,000
Total Municipal Bonds (Cost $4,600,000) .......................................
4,600,000
Total Short Term Investments (Cost $4,600,000 ) .................................
4,600,000
a
Total Investments (Cost $2,916,319,263) 100.4% ................................
$2,783,992,322
Other Assets, less Liabilities (0.4)% ...........................................
(9,143,370)
Net Assets 100.0% ...........................................................
$2,774,848,952

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
See Abbreviations on page 175 .
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $108,805,971, representing 3.9% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
Security purchased on a when-issued basis. See Note 1(b).
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.34 $10.56 $10.59 $10.35 $10.27
Income from investment operations
c
:
Net investment income
d
......................... 0.06 0.07 0.11 0.15 0.07
Net realized and unrealized gains (losses) ........... (0.30) (0.22) (0.03) 0.25 0.08
Total from investment operations .................... (0.24) (0.15) 0.08 0.40 0.15
Less distributions from:
Net investment income .......................... (0.05) (0.07) (0.11) (0.16) (0.07)
Net asset value, end of period ...................... $10.05 $10.34 $10.56 $10.59 $10.35
Total return
e
................................... (2.33)% (1.39)% 0.75% 3.88% 1.49%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.83% 0.80% 0.81% 0.81% 0.83%
Expenses net of waiver and payments by affiliates
g
...... 0.65% 0.65% 0.64% 0.64% 0.65%
Net investment income ........................... 1.12% 0.70% 1.01% 1.42% 1.23%
Supplemental data
Net assets, end of period (000’s) .................... $374,317 $345,670 $294,622 $158,939 $103,864
Portfolio turnover rate ............................ 12.80% 33.22% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.35 $10.57 $10.60 $10.36 $10.29 $10.37
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.09 0.12 0.16 0.14 0.09
Net realized and unrealized gains (losses) (0.30) (0.22) (0.03) 0.25 0.08 (0.09)
Total from investment operations ........ (0.24) (0.13) 0.09 0.41 0.22 —
Less distributions from:
Net investment income .............. (0.05) (0.09) (0.12) (0.17) (0.15) (0.08)
Net asset value, end of period .......... $10.06 $10.35 $10.57 $10.60 $10.36 $10.29
Total return
d
....................... (2.28)% (1.29)% 0.85% 3.99% 2.11% 0.01%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.70% 0.71% 0.71% 0.73% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.55%
f
0.55%
f
0.55%
f
0.54%
f
0.55%
f
0.63%
Net investment income ............... 1.21% 0.81% 1.14% 1.52% 1.33% 0.84%
Supplemental data
Net assets, end of period (000’s) ........ $358,256 $413,869 $468,057 $518,898 $582,767 $687,197
Portfolio turnover rate ................ 12.80% 33.22% 19.85% 10.10% 64.94% 40.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.34 $10.56 $10.59 $10.35 $10.28 $10.37
Income from investment operations
c
:
Net investment income
d
............. 0.07 0.10 0.14 0.18 0.16 0.07
Net realized and unrealized gains (losses) (0.30) (0.22) (0.03) 0.25 0.07 (0.10)
Total from investment operations ........ (0.23) (0.12) 0.11 0.43 0.23 (0.03)
Less distributions from:
Net investment income .............. (0.06) (0.10) (0.14) (0.19) (0.16) (0.06)
Net asset value, end of period .......... $10.05 $10.34 $10.56 $10.59 $10.35 $10.28
Total return
e
....................... (2.20)% (1.12)% 1.03% 4.18% 2.29% (0.32)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.53% 0.54% 0.54% 0.55% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.37%
g
0.37%
g
0.37%
g
0.36%
g
0.36%
g
0.44%
Net investment income ............... 1.39% 0.98% 1.30% 1.70% 1.52% 1.03%
Supplemental data
Net assets, end of period (000’s) ........ $77,815 $86,417 $70,227 $51,952 $47,182 $51,656
Portfolio turnover rate ................ 12.80% 33.22% 19.85% 10.10% 64.94% 40.13%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018 .
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.35 $10.57 $10.60 $10.35 $10.29 $10.37
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.10 0.13 0.17 0.15 0.10
Net realized and unrealized gains (losses) (0.31) (0.22) (0.02) 0.27 0.07 (0.08)
Total from investment operations ........ (0.24) (0.12) 0.11 0.44 0.22 0.02
Less distributions from:
Net investment income .............. (0.06) (0.10) (0.14) (0.19) (0.16) (0.10)
Net asset value, end of period .......... $10.05 $10.35 $10.57 $10.60 $10.35 $10.29
Total return
d
....................... (2.21)% (1.05)% 1.00% 4.14% 2.16% 0.16%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.55% 0.56% 0.56% 0.58% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.40%
f
0.40%
f
0.40%
f
0.39%
f
0.40%
f
0.48%
Net investment income ............... 1.35% 0.95% 1.26% 1.67% 1.48% 0.99%
Supplemental data
Net assets, end of period (000’s) ........ $411,723 $542,557 $517,221 $291,452 $274,316 $247,708
Portfolio turnover rate ................ 12.80% 33.22% 19.85% 10.10% 64.94% 40.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a a
Shares
a
Value
a
Management Investment Companies 3.0%
Capital Markets 3.0%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 36,502,500
Total Management Investment Companies (Cost $39,888,825) ....................
36,502,500
Principal
Amount
a a a a
b
Senior Floating Rate Interests 2.8%
Equity Real Estate Investment Trusts (REITs) 0.6%
c,d
Centennial Gardens LP , Delayed Draw Term Loan , 3.079% , ( 1-month USD LIBOR +
1.55% ), 1/08/24 ................................................... $ 6,850,462 6,850,462
Real Estate Management & Development 2.2%
c,d
Baytown Leased Housing Associates II LP , Project Term Loan , 4.194% , ( 1-month
SOFR ), 8/01/40 ................................................... 25,110,000 25,110,000
c,d
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 3.079% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 2,180,433 2,180,433
27,290,433
a a a a a
Total Senior Floating Rate Interests (Cost $34,140,895) ..........................
34,140,895
Municipal Bonds 89.7%
Alabama 4.7%
Black Belt Energy Gas District ,
e
Revenue, 2019 A-1, Mandatory Put, 4%, 12/01/25 ......................... 6,675,000 6,745,094
Revenue, 2021 A, Refunding, 4%, 12/01/22 .............................. 490,000 491,216
Revenue, 2021 A, Refunding, 4%, 6/01/23 ............................... 400,000 402,772
Revenue, 2021 A, Refunding, 4%, 6/01/24 ............................... 400,000 405,414
e
Revenue, 2021 C-1, Mandatory Put, 4%, 12/01/26 ......................... 20,000,000 20,043,046
e
Revenue, 2022 D-1, Refunding, Mandatory Put, 4%, 6/01/27 ................. 3,250,000 3,299,987
e
Revenue, 2022 E, Mandatory Put, 5%, 6/01/28 ............................ 4,000,000 4,251,192
e
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 3,792,169
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 7,540,097
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, 4%, 10/01/22 ....................................... 355,000 355,184
Revenue, 2021 A, 4%, 10/01/23 ....................................... 450,000 452,194
Revenue, 2021 A, 4%, 10/01/24 ....................................... 725,000 729,625
e
Revenue, 2022 B-1, Mandatory Put, 5%, 8/01/28 .......................... 4,500,000 4,713,449
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/22 ........... 1,445,000 1,452,503
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/24 ........... 1,500,000 1,561,030
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/26 ........... 1,030,000 1,101,416
57,336,388
Alaska 0.9%
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 10,629,439
Arizona 1.6%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/24 ....................................................... 1,000,000 1,026,090
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/25 ....................................................... 1,000,000 1,037,385
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 1.8%, 7/01/24 ........... 450,000 423,733

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
e
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 2.47% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... $ 17,000,000 $ 16,945,547
19,432,755
California 2.2%
California Community Choice Financing Authority ,
Revenue, 2021 B-1, 4%, 8/01/25 ...................................... 535,000 546,864
Revenue, 2021 B-1, 4%, 2/01/26 ...................................... 850,000 871,237
Revenue, 2021 B-1, 4%, 8/01/26 ...................................... 325,000 334,065
Revenue, 2021 B-1, 4%, 8/01/27 ...................................... 400,000 412,319
Revenue, 2021 B-1, 4%, 2/01/28 ...................................... 375,000 387,044
Revenue, 2021 B-1, 4%, 8/01/28 ...................................... 470,000 484,729
California County Tobacco Securitization Agency , Revenue, Senior Lien , 2020 A ,
Refunding , 4% , 6/01/23 ............................................. 400,000 405,472
e
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 12,954,837
California Statewide Communities Development Authority ,
e
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 2,966,645
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,503,931
Los Angeles Unified School District , GO , 2020 C , 4% , 7/01/37 ..................
4,240,000 4,345,260
27,212,403
Colorado 2.0%
Denver City & County School District No. 1 , GO , 2012 B , 4% , 12/01/27 ...........
7,480,000 7,509,563
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
14,070,000 15,657,377
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 411,198
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 306,637
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ 325,000 336,201
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 416,499
24,637,475
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/23 ... 175,000 177,611
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/24 ... 175,000 180,396
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/25 ... 170,000 177,904
535,911
Delaware 0.4%
e
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,649,468
Florida 1.6%
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/24 ......................................................... 215,000 211,641
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2021 B-2 , 1.45% , 1/01/27 ............................................ 2,000,000 1,784,984
County of Escambia , Florida Power & Light Co. , Revenue , 2003 , Refunding , 2.6% ,
6/01/23 ......................................................... 5,000,000 5,002,852
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,070,353
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,760,307

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
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a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Jacksonville Transportation Authority, (continued)
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ $ 1,805,000 $ 1,890,065
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 1,926,395
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,117,078
e,f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 3,375,000 3,306,773
River Hall Community Development District ,
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/23 ..................... 175,000 174,415
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/24 ..................... 230,000 227,130
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/25 ..................... 180,000 174,965
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/26 ..................... 220,000 209,858
19,856,816
Georgia 5.4%
e
Atlanta Urban Residential Finance Authority ,
Hollywood Shawnee Housing Partners LP, Revenue, 2021 A, Mandatory Put, 0.24%,
1/01/23 ........................................................ 1,250,000 1,237,923
f
Hollywood Shawnee Housing Partners LP, Revenue, 144A, 2021 B, Mandatory Put,
1.35%, 1/01/23 .................................................. 2,600,000 2,587,237
City of Atlanta ,
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,615,697
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,603,712
e
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,000,000 1,779,372
e,f
Housing Authority of Clayton County Facilities Holding Co. LLC (The) , Riverwood
Housing Partners LP , Revenue , 144A, 2021 B , Mandatory Put , 1.4% , 4/01/23 ..... 2,000,000 1,980,841
e
Macon-Bibb County Housing Authority , Green Meadows Housing Partners LP ,
Revenue , 2021 A , Mandatory Put , 0.25% , 10/01/22 ........................ 2,150,000 2,145,295
Main Street Natural Gas, Inc. ,
e
Revenue, 2018 A, Mandatory Put, 4%, 9/01/23 ............................ 10,025,000 10,167,945
Revenue, 2021 C, 4%, 12/01/22 ....................................... 500,000 500,682
Revenue, 2021 C, 4%, 12/01/23 ....................................... 725,000 728,723
Revenue, 2021 C, 4%, 12/01/24 ....................................... 735,000 740,324
e,f
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 15,000,000 14,560,739
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018 A , Refunding , 3% , 7/01/23
11,000,000 11,046,499
Private Colleges & Universities Authority ,
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/22 ................. 300,000 300,551
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/23 ................. 300,000 307,344
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/24 ................. 400,000 418,008
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/25 ................. 425,000 451,786
State of Georgia , GO , 2016 A , 5% , 2/01/23 ................................
12,375,000 12,514,805
65,687,483
Hawaii 2.3%
State of Hawaii , GO , EF , Pre-Refunded , 5% , 11/01/23 ........................
10,000,000 10,045,211
University of Hawaii ,
Revenue, 2020 B, Refunding, 5%, 10/01/24 .............................. 3,440,000 3,614,841
Revenue, 2020 B, Refunding, 5%, 10/01/25 .............................. 3,440,000 3,694,693
Revenue, 2020 B, Refunding, 5%, 10/01/26 .............................. 2,865,000 3,140,400
Revenue, 2020 D, Refunding, 5%, 10/01/24 .............................. 600,000 630,496
Revenue, 2020 D, Refunding, 5%, 10/01/25 .............................. 1,725,000 1,852,717
Revenue, 2020 D, Refunding, 5%, 10/01/26 .............................. 4,360,000 4,779,108
27,757,466

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 8.6%
Chicago Board of Education , GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 .
$ 1,000,000 $ 1,026,840
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 365,066
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 529,986
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 590,657
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,481,129
City of Chicago ,
GO, 2015 C, Refunding, 5%, 1/01/25 ................................... 1,900,000 1,980,248
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... 3,100,000 3,317,964
City of Moline ,
GO, 2021 C, AGMC Insured, 0.542%, 12/01/22 ........................... 500,000 496,175
GO, 2021 C, AGMC Insured, 0.702%, 12/01/23 ........................... 1,175,000 1,132,571
GO, 2021 C, AGMC Insured, 1.151%, 12/01/24 ........................... 580,000 547,172
GO, 2021 C, AGMC Insured, 1.439%, 12/01/25 ........................... 925,000 856,694
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/22 .................................. 5,000,000 5,025,239
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/29 ...................... 845,000 954,268
e
Illinois Development Finance Authority , Waste Management, Inc. , Revenue , 2019 ,
Mandatory Put , 0.4% , 11/01/22 ....................................... 10,000,000 9,944,169
Illinois Finance Authority ,
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/27 ......... 2,810,000 2,712,760
e
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
2.803%, 9/01/25 ................................................. 3,750,000 3,724,128
e
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,292,133
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 ..
2,500,000 2,482,321
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
2,000,000 2,154,410
State of Illinois ,
GO, 2010-4, AGMC Insured, 6.875%, 7/01/25 ............................ 750,000 777,074
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 792,789
GO, 2017 C, 5%, 11/01/29 ........................................... 2,000,000 2,124,935
GO, 2017 D, 5%, 11/01/25 ........................................... 10,000,000 10,481,783
GO, 2017 D, 5%, 11/01/27 ........................................... 5,025,000 5,379,254
GO, 2018 A, 6%, 5/01/25 ............................................ 6,000,000 6,404,039
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 402,372
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 625,000 664,353
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 404,448
GO, 2020, 5.5%, 5/01/30 ............................................ 1,710,000 1,913,671
GO, 2021 A, 5%, 3/01/25 ............................................ 5,300,000 5,511,053
GO, 2022 B, Refunding, 5%, 3/01/24 ................................... 2,500,000 2,565,520
Sales Tax, Revenue, 2021 A, 4%, 6/15/24 ............................... 5,000,000 5,085,592
Sales Tax, Revenue, 2021 A, 4%, 6/15/27 ............................... 1,500,000 1,556,179
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/23 ............. 3,000,000 3,048,681
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/24 ............. 3,300,000 3,413,432
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/25 ............. 2,000,000 2,103,389
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,630,077
f
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 B , Refunding , 4.25% , 3/01/23 ...... 286,000 285,163
105,157,734
Indiana 0.7%
f
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,488,802
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2021 B, Refunding, 3.25%, 11/15/23 195,000 188,844
g
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/23 .. 1,000,000 998,436

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
g
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/24 .. $ 1,000,000 $ 991,576
g
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/25 .. 1,000,000 983,109
Indianapolis Power & Light Co., Revenue, 2021 B, Refunding, 0.65%, 8/01/25 .... 4,500,000 4,112,627
8,763,394
Iowa 0.8%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,299,361
Kansas 0.1%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,749,032
Kentucky 3.5%
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding ,
0.625% , 9/01/26 ................................................... 3,375,000 2,936,175
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 3.2%, 10/01/22 ............................. 1,050,000 1,050,537
Revenue, 2021 A, Refunding, 3.25%, 10/01/23 ............................ 1,080,000 1,086,682
Revenue, 2021 A, Refunding, 3.5%, 10/01/24 ............................. 1,120,000 1,136,126
Revenue, 2021 A, Refunding, 3.5%, 10/01/25 ............................. 1,155,000 1,165,475
Revenue, 2021 A, Refunding, 4%, 10/01/26 .............................. 1,205,000 1,259,295
Revenue, 2021 A, Refunding, 4%, 10/01/27 .............................. 1,255,000 1,322,019
Revenue, 2021 A, Refunding, 4%, 10/01/28 .............................. 1,305,000 1,380,415
e
Kentucky Public Energy Authority ,
Revenue, 2018 A, Mandatory Put, 4%, 4/01/24 ............................ 10,000,000 10,077,105
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 10,074,556
Revenue, 2022 A-2, Mandatory Put, 2.734%, 8/01/30 ....................... 9,375,000 8,812,355
f
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 B , 6.75% , 5/01/25 ................................ 1,950,000 1,914,367
42,215,107
Louisiana 5.1%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 486,074
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 659,015
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 612,503
e
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 9,434,549
f
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 788,000 750,348
Louisiana Public Facilities Authority ,
Loyola University New Orleans, Revenue, 2021, Refunding, 5%, 10/01/25 ....... 250,000 262,662
e
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 B, Refunding,
Mandatory Put, 5%, 5/15/25 ........................................ 7,500,000 7,873,562
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 4,650,000 4,681,428
f
Revenue, 144A, 2022 A, 1.872%, 7/03/23 ............................... 3,000,000 2,939,086
e
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 17,100,000 16,874,099
State of Louisiana ,
GO, 2013 A, Pre-Refunded, 4%, 5/15/31 ................................ 15,225,000 15,403,163
e
Gasoline & Fuels Tax, Revenue, Second Lien, 2022 A, Refunding, Mandatory Put,
2.103%, 5/01/26 ................................................. 2,975,000 2,866,137
62,842,626

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
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a a a a a
Municipal Bonds
(continued)
Maryland 4.5%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
$ 5,000,000 $ 5,391,779
City of Cumberland ,
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/24 ......................... 395,000 412,352
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/25 ......................... 455,000 484,074
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,653,712
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,519,976
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
12,330,000 13,547,199
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/26 ............... 1,035,000 1,104,967
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/27 ............... 1,215,000 1,314,881
Washington Suburban Sanitary Commission ,
Revenue, 2013, Pre-Refunded, 4%, 6/01/28 .............................. 5,500,000 5,567,911
Revenue, 2013, Pre-Refunded, 4%, 6/01/30 .............................. 5,500,000 5,567,912
Revenue, 2013, Pre-Refunded, 4%, 6/01/31 .............................. 5,500,000 5,567,912
55,132,675
Massachusetts 0.5%
e
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-4, Refunding, Mandatory Put, 5%,
1/25/24 ........................................................ 5,000,000 5,141,315
President & Trustees of Williams College (The), Revenue, 2011 N, Mandatory Put,
0.45%, 7/01/25 .................................................. 1,000,000 918,600
6,059,915
Michigan 0.8%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,157,898
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 1.5% , 10/01/22 .
955,000 954,220
e
Michigan Strategic Fund ,
Consumers Energy Co., Revenue, 2005, Mandatory Put, 0.875%, 10/08/26 ...... 4,350,000 3,943,710
Waste Management of Michigan, Inc., Revenue, 2001, Mandatory Put, 0.58%,
8/01/24 ........................................................ 3,300,000 3,113,174
10,169,002
Minnesota 2.4%
e
City of Columbia Heights , 42 Central LP , Revenue , 2022 A , Mandatory Put , 2.7% ,
7/01/24 ......................................................... 1,000,000 1,000,000
e
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
Mandatory Put , 0.35% , 6/01/23 ....................................... 6,000,000 5,853,190
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,282,845
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,082,387
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,098,019
e
Minnesota Municipal Gas Agency ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/27 ........................... 8,000,000 8,119,559
Revenue, 2022 B, Mandatory Put, 2.534%, 12/01/27 ....................... 6,000,000 5,735,956
29,171,956
Mississippi 0.2%
e
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,200,569
Mississippi Home Corp. ,
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 2.75%, 6/01/26 314,021 290,334

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Home Corp., (continued)
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
2.9%, 6/01/26 ................................................... $ 72,598 $ 67,493
2,558,396
Missouri 0.5%
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/23 ............... 280,000 283,096
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/24 ............... 300,000 308,750
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/25 ............... 500,000 515,829
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/26 ............... 405,000 421,161
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/27 ............... 660,000 691,601
e
St. Charles County Industrial Development Authority , Hidden Valley Housing Partners
LP , Revenue , 2021 , Mandatory Put , 0.27% , 10/01/23 ....................... 3,500,000 3,368,470
5,588,907
Nebraska 0.3%
Nebraska Public Power District ,
Revenue, 2021 C, Refunding, 5%, 1/01/23 ............................... 1,500,000 1,513,128
Revenue, 2021 C, Refunding, 5%, 1/01/24 ............................... 2,500,000 2,583,683
4,096,811
Nevada 0.4%
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 1,822,266
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 2,940,077
4,762,343
New Hampshire 0.4%
e
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 2.045% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,859,913
New Jersey 8.5%
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,024,374
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,045,433
County of Atlantic ,
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,696,728
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,684,414
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,656,501
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,076,461
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,152,671
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,097,597
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 27,950,015
New Jersey Economic Development Authority ,
Revenue, 1997 A, NATL Insured, 7.425%, 2/15/29 ......................... 3,000,000 3,328,077
f
Revenue, 144A, 2019, Refunding, 5.25%, 9/01/27 ......................... 6,000,000 6,517,384
e
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 6,759,749
h
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
3.27%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 .................... 12,170,000 12,179,561
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AMBAC Insured, Zero Cpn., 12/15/26 .................... 10,000,000 8,691,577
Revenue, 2006 C, BHAC Insured, Zero Cpn., 12/15/27 ...................... 11,110,000 9,516,672

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
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a
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a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Newark Board of Education ,
GO, 2021, Refunding, 5%, 7/15/23 ..................................... $ 300,000 $ 306,677
GO, 2021, Refunding, 5%, 7/15/24 ..................................... 400,000 416,718
State of New Jersey ,
GO, 3%, 6/01/25 .................................................. 2,000,000 1,999,418
GO, 2020 A, 4%, 6/01/30 ............................................ 5,000,000 5,336,547
104,436,574
New Mexico 0.3%
e
City of Farmington , Public Service Co. of New Mexico , Revenue , 2010 A , Refunding ,
Mandatory Put , 0.875% , 10/01/26 ..................................... 4,250,000 3,760,920
New York 4.4%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,435,564
Metropolitan Transportation Authority ,
e
Revenue, 2012 G-4, Refunding, Mandatory Put, 2.14%, 11/01/22 .............. 6,205,000 6,194,876
Revenue, 2017 A-2, Refunding, 5%, 11/15/25 ............................. 3,980,000 4,206,187
Revenue, 2020 A-1, 5%, 2/01/23 ...................................... 8,250,000 8,315,881
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,028,954
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,044,423
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 681,673
New York State Dormitory Authority , Cornell University , Revenue , 2020 A , Refunding ,
5% , 7/01/26 ...................................................... 5,000,000 5,477,853
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 2,981,130
e
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 10,044,274
New York State Housing Finance Agency ,
Revenue, 2020 F, 1.1%, 11/01/26 ...................................... 2,860,000 2,638,415
e
Revenue, 2022 A-2, Mandatory Put, 2.5%, 5/01/27 ......................... 3,000,000 2,884,066
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... 500,000 522,194
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/25 ... 2,200,000 2,335,135
State of New York Mortgage Agency , Revenue , 212 , 2.95% , 4/01/25 .............
895,000 889,209
53,679,834
North Carolina 0.7%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/24 .......... 1,200,000 1,243,910
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,000,000 1,052,750
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/26 .......... 850,000 907,517
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,289,599
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,676,320
8,170,096
North Dakota 1.0%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 4,741,011
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/27 .. 1,125,000 1,214,257
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/28 .. 1,680,000 1,826,198
City of Horace ,
GO, 2021 B, Refunding, 0.6%, 10/01/23 ................................. 1,600,000 1,546,870
GO, 2022 A, Refunding, 3.25%, 8/01/24 ................................. 3,000,000 2,966,872
12,295,208

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio 3.8%
American Municipal Power, Inc. , Revenue , 2009 B , 5.355% , 2/15/24 .............
$ 4,465,000 $ 4,518,401
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.65%, 6/01/23 ................ 2,500,000 2,455,746
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.709%, 6/01/24 ............... 6,225,000 5,968,851
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.809%, 6/01/25 ............... 1,850,000 1,732,399
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/22 ...........
1,200,000 1,204,800
e
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 A ,
Refunding , Mandatory Put , 4.25% , 6/01/27 ............................... 7,500,000 7,656,934
Ohio Water Development Authority ,
Revenue, 2018, 5%, 6/01/28 ......................................... 7,000,000 7,915,919
Water Pollution Control Loan Fund, Revenue, 2019 A, 5%, 6/01/29 ............. 8,500,000 9,739,848
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,611,807
Youngstown State University ,
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/24 ................... 645,000 665,952
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/25 ................... 580,000 605,999
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/26 ................... 850,000 898,777
45,975,433
Oklahoma 0.4%
Oklahoma County Finance Authority , Oklahoma County Independent School District
No. 52 Midwest City-Del City , Revenue , 2018 , 5% , 10/01/22 .................. 1,000,000 1,002,149
Oklahoma State University , Revenue , 2021 A , Refunding , 5% , 9/01/23 ...........
705,000 722,673
Tulsa County Industrial Authority ,
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/22 ........................................................ 1,500,000 1,500,000
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/23 ........................................................ 1,170,000 1,198,279
4,423,101
Oregon 0.9%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 863,076
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,137,317
State of Oregon ,
GO, 2015 B, Refunding, 5%, 8/01/27 ................................... 2,785,000 2,987,059
Department of Transportation, Revenue, Senior Lien, 2012 A, Refunding, 5%,
11/15/22 ....................................................... 5,000,000 5,028,224
11,015,676
Pennsylvania 5.2%
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/24 ................................. 150,000 154,234
Revenue, 2022, Refunding, 5%, 5/01/25 ................................. 500,000 519,754
Revenue, 2022, Refunding, 5%, 5/01/26 ................................. 500,000 525,860
Revenue, 2022, Refunding, 5%, 5/01/27 ................................. 590,000 627,423
e
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 1.878% , ( SOFR + 0.35% ), 11/01/25 ................................ 1,995,000 1,920,855
e
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 2.741% , ( 1-month USD LIBOR + 1.07% ), 6/01/24 ..... 10,000,000 9,973,303
Lehigh County Industrial Development Authority ,
e
PPL Electric Utilities Corp., Revenue, 2016 A, Refunding, Mandatory Put, 1.8%,
9/01/22 ........................................................ 10,000,000 10,000,000
PPL Electric Utilities Corp., Revenue, 2016 B, Refunding, 2.625%, 2/15/27 ....... 8,500,000 8,220,500
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/29 ........... 1,230,000 1,350,093
e
Waste Management, Inc., Revenue, 2021 A, Mandatory Put, 2.07%, 6/03/24 ..... 6,000,000 5,845,685

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
e
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... $ 4,000,000 $ 3,620,576
Philadelphia Authority for Industrial Development , City of Philadelphia , Revenue , 1999
B , AMBAC Insured , Zero Cpn., 4/15/24 ................................. 4,100,000 3,810,593
Philadelphia Gas Works Co. ,
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/25 ........................ 500,000 532,931
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/26 ........................ 600,000 651,034
h
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , 2.03% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ........... 7,750,000 7,758,026
Westmoreland County Industrial Development Authority , Excela Health Obligated
Group , Revenue , 2020 A , Refunding , 4% , 7/01/23 ......................... 375,000 377,242
Westmoreland County Municipal Authority , Revenue , 2013 , Pre-Refunded , 5% , 8/15/37
7,895,000 8,093,906
63,982,015
Rhode Island 0.2%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/23 ................................... 475,000 478,897
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 514,270
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 525,261
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 534,118
2,052,546
South Carolina 2.0%
e
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. 9,000,000 8,779,963
f
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 805,000 735,745
f
South Carolina Jobs-Economic Development Authority , Columbia Portfolio Obligated
Group , Revenue , 144A, 2022 A-3 , 6% , 6/01/23 ............................ 1,775,000 1,759,424
South Carolina Public Service Authority ,
Revenue, 2021 B, 5%, 12/01/22 ....................................... 1,500,000 1,509,703
Revenue, 2021 B, 5%, 12/01/24 ....................................... 1,750,000 1,826,239
Revenue, D, 2.388%, 12/01/23 ........................................ 6,745,000 6,619,709
f
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,437,687
e
Spartanburg Housing Authority , CV Housing Partners LP , Revenue , 2022 , Mandatory
Put , 1.05% , 8/01/23 ................................................ 2,000,000 1,966,503
24,634,973
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority ,
Sanford Obligated Group, Revenue, 2021, Refunding, 0.594%, 11/01/22 ........ 390,000 388,223
Sanford Obligated Group, Revenue, 2021, Refunding, 0.744%, 11/01/23 ........ 710,000 683,795
Sanford Obligated Group, Revenue, 2021, Refunding, 1.225%, 11/01/24 ........ 450,000 423,700
Sanford Obligated Group, Revenue, 2021, Refunding, 1.568%, 11/01/25 ........ 1,695,000 1,564,955
3,060,673
Tennessee 2.0%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 7,224,820
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 7,759,802
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 8,330,139
Tennessee Energy Acquisition Corp. ,
Revenue, 2021 A, 5%, 11/01/22 ....................................... 175,000 175,500
Revenue, 2021 A, 5%, 11/01/23 ....................................... 250,000 254,722
Revenue, 2021 A, 5%, 11/01/24 ....................................... 250,000 257,905

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Tennessee Energy Acquisition Corp., (continued)
Revenue, 2021 A, 5%, 11/01/25 ....................................... $ 350,000 $ 365,275
24,368,163
Texas 5.4%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 2,830,853
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,377,897
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,097,949
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,463,066
City of San Antonio , Electric & Gas Systems , Revenue , 2022 , Refunding , 5% , 2/01/23
4,000,000 4,044,024
Grand Parkway Transportation Corp. , Revenue , 2013 B , Pre-Refunded , 5.25% ,
10/01/51 ........................................................ 27,930,000 28,796,531
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/24 ............................................. 140,000 134,132
GO, 2021, 2%, 9/01/25 ............................................. 145,000 135,889
GO, 2021, 2%, 9/01/26 ............................................. 150,000 137,095
GO, 2021, 2%, 9/01/27 ............................................. 155,000 138,404
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 4,990,263
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,145,105
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,190,373
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 4,687,723
e
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,494,352
f
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.375% , 9/01/26 .............................................. 245,000 220,971
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/23 ..................................... 255,000 252,869
GO, Sub. Lien, 2021, 2%, 8/15/25 ..................................... 265,000 252,206
GO, Sub. Lien, 2021, 2%, 8/15/27 ..................................... 280,000 256,414
66,646,116
Utah 0.6%
City of Salt Lake City ,
Airport, Revenue, 2021 A, 5%, 7/01/24 .................................. 1,000,000 1,036,793
Airport, Revenue, 2021 A, 5%, 7/01/26 .................................. 3,900,000 4,151,861
South Valley Water Reclamation Facility , Revenue , 2018 , AGMC Insured , 5% , 2/15/23
1,225,000 1,239,452
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 .....................
475,000 469,807
6,897,913
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/29 ........................................................ 180,000 183,176
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/29 ........................................................ 1,750,000 1,779,805
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/22 ... 240,000 239,596
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/23 ... 300,000 297,561
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/24 ... 220,000 216,608
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/25 ... 230,000 224,626
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/26 ... 235,000 227,502
3,168,874

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 3.3%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. $ 1,700,000 $ 1,913,238
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 3,708,741
Clark County School District No. 37 Vancouver , GO , 2021 , 4% , 12/01/22 ..........
3,575,000 3,590,370
County of King , GO , 2021 C , 0.61% , 12/01/23 ..............................
10,000,000 9,632,982
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,106,935
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,210,117
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,651,620
Spokane County School District No. 356 Central Valley , GO , 2018 , 4% , 12/01/31 ....
8,295,000 8,784,080
State of Washington , GO , R-2015 D , Refunding , 5% , 7/01/28 ..................
3,985,000 4,213,690
f
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 307,425
40,119,198
West Virginia 0.1%
e
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 891,335
Wisconsin 0.3%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 2.75%, 12/01/25 ................... 554,655 528,153
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/26 .......... 150,000 148,501
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/25 ........................................... 285,000 287,875
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/26 ........................................... 300,000 302,806
f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 2,005,000 1,924,158
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/23 .................................................... 250,000 250,249
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/24 .................................................... 160,000 160,364
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/26 .................................................... 345,000 344,772
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/27 .................................................... 360,000 357,581
4,304,459
Wyoming 0.1%
County of Laramie ,
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/23 ..... 800,000 807,631
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/27 ..... 550,000 578,097
1,385,728
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/23 .. 100,000 101,682
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/25 .. 195,000 204,714

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
See Abbreviations on page 175 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. $ 450,000 $ 486,297
792,693
Total U.S. Territories .................................................................... 792,693
Total Municipal Bonds (Cost $1,128,710,534) ...................................
1,096,224,304
Total Long Term Investments (Cost $1,202,740,254) .............................
1,166,867,699
a
a a a a
Short Term Investments 3.9%
Municipal Bonds 3.9%
California 0.7%
i
University of California , Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 0.85% ,
5/15/48 ......................................................... 8,000,000 8,000,000
Georgia 0.1%
i
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 1.28% , 9/01/37 ..................... 1,500,000 1,500,000
Maryland 0.8%
i
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 1.03% ,
11/01/37 ........................................................ 9,650,000 9,650,000
Tennessee 1.8%
i
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 1.15% , 6/01/42 ................................... 22,815,000 22,815,000
Virginia 0.5%
i
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 1.08% ,
10/01/48 ........................................................ 6,000,000 6,000,000
Total Municipal Bonds (Cost $47,965,000) ......................................
47,965,000
Total Short Term Investments (Cost $47,965,000 ) ................................
47,965,000
a
Total Investments (Cost $1,250,705,254) 99.4% ..................................
$1,214,832,699
Other Assets, less Liabilities 0.6% .............................................
7,277,181
Net Assets 100.0% ...........................................................
$1,222,109,880
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
See Note 1(c) regarding senior floating rate interests.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The maturity date shown represents the mandatory put date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $43,006,484, representing 3.5% of net assets.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
g
Security purchased on a when-issued basis. See Note 1(b).
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.05 $10.29 $10.46 $9.93 $9.97
Income from investment operations
c
:
Net investment income
d
......................... 0.19 0.36 0.40 0.39 0.20
Net realized and unrealized gains (losses) ........... (1.02) (0.24) (0.19) 0.56 (0.04)
Total from investment operations .................... (0.83) 0.12 0.21 0.95 0.16
Less distributions from:
Net investment income .......................... (0.18) (0.36) (0.38) (0.42) (0.20)
Net asset value, end of period ...................... $9.04 $10.05 $10.29 $10.46 $9.93
Total return
e
................................... (8.29)% 1.07% 2.15% 9.73% 1.68%
Ratios to average net assets
f
Expenses
g
.................................... 0.87%
h
0.80%
h
0.79% 0.79% 0.81%
Net investment income ........................... 4.00% 3.49% 3.97% 3.82% 4.23%
Supplemental data
Net assets, end of period (000’s) .................... $1,398,081 $1,559,216 $1,177,730 $900,342 $343,683
Portfolio turnover rate ............................ 12.46% 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.04 $10.28 $10.45 $9.92 $9.94 $10.25
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.38 0.42 0.40 0.43 0.43
Net realized and unrealized gains (losses) (1.01) (0.24) (0.20) 0.56 (0.01) (0.30)
Total from investment operations ........ (0.82) 0.14 0.22 0.96 0.42 0.13
Less distributions from:
Net investment income .............. (0.19) (0.38) (0.39) (0.43) (0.44) (0.44)
Net asset value, end of period .......... $9.03 $10.04 $10.28 $10.45 $9.92 $9.94
Total return
d
....................... (8.23)% 1.22% 2.30% 9.90% 4.33% 1.30%
Ratios to average net assets
e
Expenses ......................... 0.72%
f,g
0.65%
f,g
0.65%
f
0.64%
f
0.66%
f
0.66%
Net investment income ............... 4.15% 3.65% 4.14% 3.97% 4.38% 4.22%
Supplemental data
Net assets, end of period (000’s) ........ $2,942,254 $3,518,033 $3,756,501 $4,196,856 $4,174,968 $4,608,917
Portfolio turnover rate ................ 12.46% 18.70% 38.24% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.24 $10.49 $10.66 $10.12 $10.13 $10.44
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.36 0.36 0.39 0.38
Net realized and unrealized gains (losses) (1.03) (0.25) (0.19) 0.56 (0.01) (0.30)
Total from investment operations ........ (0.86) 0.07 0.17 0.92 0.38 0.08
Less distributions from:
Net investment income .............. (0.16) (0.32) (0.34) (0.38) (0.39) (0.39)
Net asset value, end of period .......... $9.22 $10.24 $10.49 $10.66 $10.12 $10.13
Total return
d
....................... (8.42)% 0.54% 1.71% 9.27% 3.77% 0.71%
Ratios to average net assets
e
Expenses ......................... 1.26%
f,g
1.19%
f,g
1.19%
f
1.19%
f
1.21%
f
1.21%
Net investment income ............... 3.52% 3.03% 3.53% 3.42% 3.83% 3.67%
Supplemental data
Net assets, end of period (000’s) ........ $206,679 $262,313 $359,050 $488,258 $558,728 $870,227
Portfolio turnover rate ................ 12.46% 18.70% 38.24% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.09 $10.33 $10.50 $9.97 $9.98 $10.31
Income from investment operations
c
:
Net investment income
d
............. 0.20 0.40 0.43 0.42 0.45 0.27
Net realized and unrealized gains (losses) (1.02) (0.25) (0.19) 0.56 (0.01) (0.34)
Total from investment operations ........ (0.82) 0.15 0.24 0.98 0.44 (0.07)
Less distributions from:
Net investment income .............. (0.19) (0.39) (0.41) (0.45) (0.45) (0.26)
Net asset value, end of period .......... $9.08 $10.09 $10.33 $10.50 $9.97 $9.98
Total return
e
....................... (8.12)% 1.36% 2.43% 10.01% 4.55% (0.68)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.51% 0.51% 0.51% 0.52% 0.52%
Expenses net of waiver and payments by
affiliates .......................... 0.59%
g,h
0.51%
g,h
0.50%
g
0.50%
g
0.52%
g
0.51%
Net investment income ............... 4.26% 3.77% 4.25% 4.11% 4.52% 4.37%
Supplemental data
Net assets, end of period (000’s) ........ $209,566 $228,725 $157,328 $127,806 $90,752 $152,255
Portfolio turnover rate ................ 12.46% 18.70% 38.24% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.08 $10.33 $10.50 $9.97 $9.98 $10.30
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.39 0.43 0.42 0.45 0.44
Net realized and unrealized gains (losses) (1.02) (0.25) (0.20) 0.55 (0.01) (0.31)
Total from investment operations ........ (0.82) 0.14 0.23 0.97 0.44 0.13
Less distributions from:
Net investment income .............. (0.19) (0.39) (0.40) (0.44) (0.45) (0.45)
Net asset value, end of period .......... $9.07 $10.08 $10.33 $10.50 $9.97 $9.98
Total return
d
....................... (8.15)% 1.22% 2.39% 9.97% 4.52% 1.29%
Ratios to average net assets
e
Expenses ......................... 0.62%
f,g
0.55%
f,g
0.54%
f
0.54%
f
0.56%
f
0.56%
Net investment income ............... 4.23% 3.73% 4.22% 4.07% 4.48% 4.32%
Supplemental data
Net assets, end of period (000’s) ........ $1,010,947 $1,284,270 $1,229,100 $1,166,057 $994,336 $1,070,254
Portfolio turnover rate ................ 12.46% 18.70% 38.24% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a a
Shares
a
Value
a
Management Investment Companies 1.2%
Capital Markets 1.2%
a
Franklin Dynamic Municipal Bond ETF ................................... 1,605,000 $ 38,199,000
iShares National Muni Bond ETF ........................................ 200,000 21,148,000
VanEck High Yield Muni ETF ........................................... 200,000 10,664,000
70,011,000
Total Management Investment Companies (Cost $74,313,737) ....................
70,011,000
Principal
Amount
a a a a
Corporate Bonds 2.0%
Commercial Services & Supplies 0.2%
b
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,920,000 1,928,029
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 7,205,000 7,235,077
22A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 3,975,000 3,991,622
13,154,728
Diversified Consumer Services 1.5%
Grand Canyon University , 5.125% , 10/01/28 ...............................
93,710,000 87,076,561
Electric Utilities 0.3%
b,c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 14,845,200
Health Care Providers & Services 0.0%
†
b,c
Christian Care Centers, Inc. , 144A, 12% , 11/30/22 ........................... 2,950,000 2,876,250
Total Corporate Bonds (Cost $124,527,830) .....................................
117,952,739
Municipal Bonds 95.7%
Alabama 3.0%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/28 .................... 7,350,000 5,185,407
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/29 .................... 13,465,000 8,767,608
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/30 .................... 19,050,000 11,424,862
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 13,694,368
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 15,656,107
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 16,731,023
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,087,105
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 5,963,370
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,538,187
Sewer, Revenue, Sub. Lien, 2013 F, Zero Cpn., 10/01/39 .................... 75,000,000 76,211,182
MidCity Improvement District ,
Assessment Area, Special Assessment, 2022, 3.875%, 11/01/27 .............. 300,000 272,314
Assessment Area, Special Assessment, 2022, 4.25%, 11/01/32 ............... 600,000 521,332
Assessment Area, Special Assessment, 2022, 4.5%, 11/01/42 ................ 1,090,000 902,377
Assessment Area, Special Assessment, 2022, 4.75%, 11/01/49 ............... 1,250,000 1,016,026
172,971,268
Arizona 1.9%
Arizona Industrial Development Authority ,
b
Doral Academy of Northern Nevada Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/15/41 ............................................ 265,000 228,482
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 3,005,000 1,881,619
Industrial Development Authority of the City of Phoenix (The) , Downtown Phoenix
Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 .............. 1,000,000 1,008,483
b
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,190,768

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
b
Industrial Development Authority of the County of Pima (The), (continued)
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/57 $ 8,500,000 $ 6,479,081
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,012,263
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 998,145
b
Maricopa County Industrial Development Authority ,
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/41 ........................................................ 370,000 315,876
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/51 ........................................................ 545,000 432,068
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/61 ........................................................ 2,625,000 1,985,908
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 5,460,830
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 10,776,978
Commercial Metals Co., Revenue, 144A, 2022, 4%, 10/15/47 ................. 4,000,000 3,482,899
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 6,323,257
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 12,258,288
b
Sierra Vista Industrial Development Authority ,
Georgetown Community Development Authority, Revenue, 144A, 2021 A, Zero Cpn.,
10/01/56 ....................................................... 18,880,000 12,427,873
Georgetown Community Development Authority, Revenue, 144A, 2021 B, 6.25%,
10/01/36 ....................................................... 3,945,000 3,321,359
Georgetown Community Development Authority, Revenue, 144A, 2022 A, Zero Cpn.,
10/01/56 ....................................................... 2,327,000 1,904,936
Georgetown Community Development Authority, Revenue, 144A, 2022 B, 9%,
10/01/37 ....................................................... 250,000 247,429
Tempe Industrial Development Authority ,
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 1,839,528
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 4,614,631
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 2,637,293
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 3,998,962
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 7,364,626
Tempe Life Care Village Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/46 ....................................................... 500,000 394,546
Tempe Life Care Village Obligated Group, Revenue, 2021 B, 4%, 12/01/56 ....... 4,260,000 3,114,289
Yuma County Industrial Development Authority , Far West Water & Sewer, Inc. ,
Revenue , 2007 A , Refunding , 6.375% , 12/01/37 ........................... 13,715,000 12,699,903
108,400,320
Arkansas 0.1%
b,d
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 144A,
2022 , 5.45% , 9/01/52 ............................................... 8,000,000 7,918,344
California 19.3%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 12,749,580
b
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 4.25%, 7/01/32 ..... 500,000 489,742
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 16,821,849
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,000,000 6,617,593
b
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 10,049,796
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 8,895,000 7,365,666
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 1,800,000 1,608,082

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Community Housing Agency, (continued)
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... $ 8,500,000 $ 7,593,721
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 5,250,000 4,185,439
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... 16,500,000 12,343,142
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 30,500,000 24,603,771
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,400,000 4,048,158
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 1,795,000 1,821,700
b
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 18,151,652
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 6,992,369
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 7,344,814
b
California Pollution Control Financing Authority ,
e
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 14,700,000
e
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 6,000,000
e
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 6,800,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,700,000 1,224,779
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,300,000 3,596,889
b
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,449,009
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 2,900,000 2,166,607
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 1,250,000 1,158,950
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,251,020
Loma Linda University Medical Center Obligated Group, Revenue, 2014 A, 5.25%,
12/01/44 ....................................................... 20,555,000 20,894,375
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 3,003,460
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,228,009
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 3,442,880
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 7,788,269
b
CMFA Special Finance Agency ,
Revenue, Junior Lien, 144A, 2022 A-2, 4.5%, 8/01/51 ....................... 38,000,000 29,194,887
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 35,000,000 27,439,699
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 1,700,000 1,517,610
b
CMFA Special Finance Agency VII ,
Breakwater Apartments (The), Revenue, 144A, 2021 A-1, 3%, 8/01/56 .......... 1,750,000 1,264,329
Breakwater Apartments (The), Revenue, 144A, 2021 A-2, 4%, 8/01/47 .......... 34,170,000 26,302,101
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 4,500,000 3,488,598
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 17,000,000 13,447,073
Compton Community College District ,
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/30 ................... 3,425,000 2,169,246
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/32 ................... 4,000,000 2,202,995
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/34 ................... 4,560,000 2,171,018
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/36 ................... 5,250,000 2,165,575
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/37 ................... 3,065,000 1,176,687
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/38 ................... 6,000,000 2,145,323
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 10,000,000 7,519,035
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,500,000 5,434,622
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 15,935,000 14,136,621
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 7,500,000 5,515,047

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CSCDA Community Improvement Authority, (continued)
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ $ 16,000,000 $ 11,597,838
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 10,000,000 7,396,379
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 14,235,000 10,801,286
Parrallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 .................... 8,000,000 6,566,121
Union South Bay, Revenue, 144A, 2021 A-2, 4%, 7/01/56 .................... 12,500,000 9,681,214
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 19,800,000 14,291,200
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 10,686,442
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 7,880,267
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 28,865,000 32,054,987
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 24,483,978
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 24,165,232
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,232,439
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 943,740
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... 1,250,000 899,899
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,440,090
River Islands Public Financing Authority ,
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/28 ........ 480,000 481,162
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/32 ........ 520,000 503,067
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 2,585,065
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,365,240
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 1,986,626
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 2,628,444
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 32,113,392
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 24,018,154
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 35,834,000 43,831,020
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 35,834,000 43,905,329
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/25 ........................... 30,200,000 28,507,516
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 131,900,000 121,265,853
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 124,435,842
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 20,000,000 20,492,312
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 25,000,000 25,560,742
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 39,298,100
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 18,629,460
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,663,094
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,334,175
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... 15,000,000 7,081,142
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 5,442,564
Southern California Public Power Authority , Revenue , 2007 A , 5.25% , 11/01/27 .....
9,855,000 10,651,165
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 9,164,245

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
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a a a a a
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(continued)
California (continued)
Tobacco Securitization Authority of Southern California, (continued)
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... $ 18,000,000 $ 3,251,194
1,115,097,802
Colorado 5.4%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,587,431
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 6,962,978
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 5,311,037
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 4,539,470
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,750,000 4,135,018
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,479,294
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,382,888
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,245,000 2,251,024
Baseline Metropolitan District No. 1 ,
GO, 2021 A, 5%, 12/01/51 ........................................... 1,500,000 1,339,492
GO, 2021 B, 7.5%, 12/15/51 ......................................... 2,190,000 1,991,391
b
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,644,311
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 598,717
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. 2,400,000 2,338,401
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 526,988
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,409,476
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A(3) , 5% , 12/01/50 ........
2,000,000 1,774,022
b
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,315,454
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,526,109
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 740,000 684,080
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 3,699,819
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 544,517
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 897,888
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 6% , 12/15/47 ....
2,250,000 1,907,116
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/49 .......... 2,235,000 1,933,818
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/58 .......... 4,750,000 3,934,138
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 6,502,146
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 B, Refunding, 5%,
5/15/48 ........................................................ 8,255,000 8,395,962
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,474,211
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,689,084
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,202,777
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 1,999,872
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 5,120,196

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
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Colorado (continued)
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
$ 900,000 $ 866,754
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 4,290,000 4,333,880
b
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,938,216
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 12,207,960
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021 , 5% , 12/01/51 ........
1,600,000 1,415,422
Evan's Place Metropolitan District ,
GO, 2020 A(3), 5%, 12/01/40 ......................................... 550,000 536,472
GO, 2020 A(3), 5%, 12/01/50 ......................................... 1,575,000 1,426,085
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... 595,000 599,880
GO, 2019 A, 5%, 8/01/49 ............................................ 540,000 526,581
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,272,948
b
Hidden Creek Metropolitan District , GO , 144A, 2021 A , 4.625% , 12/01/45 ......... 1,140,000 930,521
b
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A , 4.5% , 12/01/51 ........... 1,675,000 1,214,889
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 747,791
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 959,707
b
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 4,483,771
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 963,233
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 513,932
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 990,955
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,293,242
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 7,362,594
b
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 617,333
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 1,808,834
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,673,644
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 473,993
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... 750,000 674,835
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,376,498
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 6,868,161
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 504,542
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,449,671
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 2,989,450
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 500,000 458,655
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 661,328
GO, 2021, 6.375%, 6/15/46 .......................................... 1,330,000 1,238,703
Pronghorn Valley Metropolitan District ,
GO, 2021 A, 3.75%, 12/01/41 ......................................... 515,000 417,271
GO, 2021 A, 4%, 12/01/51 ........................................... 650,000 523,406
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,112,138
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 1,125,000 1,148,903
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 13,773,987
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 73,335,889
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 598,259
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 3,955,709
Rampart Range Metropolitan District No. 5 ,
Revenue, 2021, 4%, 12/01/36 ........................................ 1,250,000 1,120,082
Revenue, 2021, 4%, 12/01/41 ........................................ 2,730,000 2,316,609

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
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(continued)
Colorado (continued)
Rampart Range Metropolitan District No. 5, (continued)
Revenue, 2021, 4%, 12/01/51 ........................................ $ 6,670,000 $ 5,263,185
Reunion Metropolitan District , Water Activity Enterprise Revenue , Revenue , 2021 A ,
3.625% , 12/01/44 .................................................. 6,250,000 4,744,906
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,939,076
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 4,842,830
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 2,827,424
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,743,934
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,482,022
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 804,650
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 4,067,780
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 1,962,966
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 970,119
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,727,918
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
893,000 794,317
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,111,065
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,757,860
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,850,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO, 2022 A(3)-1, 5%, 12/01/42 ....................................... 3,705,000 3,310,747
GO, 2022 A(3)-1, 5%, 12/01/51 ....................................... 4,085,000 3,385,082
GO, 2022 A(3)-2, Zero Cpn., 12/01/51 .................................. 5,130,000 3,023,103
Water Tap Fee, Revenue, 2022, 4.625%, 12/01/28 ......................... 6,000,000 5,561,474
Wild Plum Metropolitan District , GO , 2019 A , Pre-Refunded , 5% , 12/01/49 .........
595,000 640,618
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 947,277
311,540,211
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority ,
b
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 975,434
b
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 7,539,572
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/37 ........ 5,500,000 5,632,365
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 13,230,151
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 2,000,000 2,011,011
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 2,800,000 2,786,457
b
Steel Point Infrastructure Improvement District ,
Tax Allocation, 144A, 2021, 4%, 4/01/31 ................................. 100,000 96,187
Tax Allocation, 144A, 2021, 4%, 4/01/36 ................................. 605,000 563,398
Tax Allocation, 144A, 2021, 4%, 4/01/41 ................................. 575,000 516,227
Tax Allocation, 144A, 2021, 4%, 4/01/51 ................................. 1,655,000 1,406,868
34,757,670
Florida 14.7%
Abbott Square Community Development District ,
Special Assessment, 2022, 5.375%, 6/15/42 ............................. 915,000 938,021
Special Assessment, 2022, 5.5%, 6/15/52 ............................... 1,500,000 1,537,516
Anabelle Island Community Development District ,
Special Assessment, 2022, 2.7%, 5/01/27 ............................... 655,000 598,752
Special Assessment, 2022, 3.1%, 5/01/32 ............................... 750,000 648,454
Special Assessment, 2022, 3.5%, 5/01/42 ............................... 1,945,000 1,584,110
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,840,000 2,409,115
Artisan Lakes East Community Development District ,
Special Assessment, 2021-1, 2.3%, 5/01/26 .............................. 220,000 201,393

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
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Florida (continued)
Artisan Lakes East Community Development District, (continued)
Special Assessment, 2021-1, 2.75%, 5/01/31 ............................. $ 250,000 $ 213,796
Special Assessment, 2021-1, 3.125%, 5/01/41 ............................ 470,000 366,011
Special Assessment, 2021-1, 4%, 5/01/51 ............................... 455,000 388,305
b
Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........................ 275,000 234,710
b
Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....................... 515,000 401,055
b
Special Assessment, 144A, 2021-2, 4%, 5/01/52 .......................... 550,000 466,969
b
Astonia Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 540,000 491,953
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,375,000 1,172,379
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 200,000 185,347
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ 500,000 433,929
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 750,000 596,370
Assessment Area 2, Special Assessment, 144A, 2021, 4%, 5/01/52 ............ 800,000 682,264
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 195,000 181,604
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 281,699
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 750,000 600,083
North Parcel Assessment Area, Special Assessment, 144A, 2021, 4%, 5/01/51 .... 500,000 430,790
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 282,420
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 428,071
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/32 ................. 200,000 171,625
Assessment Area 3, Special Assessment, 2021, 3.375%, 5/01/41 .............. 500,000 409,075
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,500,000 1,284,358
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... 215,000 192,867
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 501,707
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 751,008
Ave Maria Stewardship Community District ,
Special Assessment, 2022 A, Refunding, 4%, 5/01/42 ....................... 5,020,000 4,505,349
Maple Ridge Phase 5 Project Area, Special Assessment, 2022, 4%, 5/01/52 ...... 2,640,000 2,241,090
Avenir Community Development District ,
Assessment Area 2, Special Assessment, 2021 A-1, 2.75%, 5/01/31 ............ 3,250,000 2,871,416
Assessment Area 2, Special Assessment, 2021 A-1, 3.2%, 5/01/41 ............. 5,000,000 4,008,085
Assessment Area 2, Special Assessment, 2021 A-1, 3.4%, 5/01/52 ............. 5,000,000 3,803,603
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3.1%, 11/01/31 ............... 170,000 148,024
Assessment Area 2, Special Assessment, 2021, 3.4%, 11/01/41 ............... 410,000 331,912
Babcock Ranch Community Independent Special District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 465,000 399,940
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 5,250,000 4,161,494
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,910,000 1,621,368
Special Assessment, 2022, 5%, 5/01/42 ................................. 4,000,000 4,057,766
Special Assessment, 2022, 5%, 5/01/53 ................................. 5,000,000 5,030,023
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 222,943
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 706,043
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,321,542
Assessment Area 3A, Special Assessment, 2020, 2.5%, 5/01/25 ............... 60,000 57,363
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 222,943
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,676,284
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 2,500,000 2,142,833
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 350,744
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 758,821
Balm Grove Community Development District ,
Special Assessment, 2022, 3.25%, 11/01/27 .............................. 1,365,000 1,271,882
Special Assessment, 2022, 3.625%, 11/01/32 ............................. 1,290,000 1,152,146
Special Assessment, 2022, 4%, 11/01/42 ................................ 2,500,000 2,240,180

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
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Florida (continued)
Balm Grove Community Development District, (continued)
Special Assessment, 2022, 4.125%, 11/01/51 ............................. $ 3,125,000 $ 2,718,275
Bannon Lakes Community Development District ,
b
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 700,000 578,333
b
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 775,000 662,418
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 365,000 322,280
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,385,000 1,243,291
Special Assessment, 2022, 4%, 5/01/53 ................................. 2,260,000 1,917,281
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 2,550,110
Belmond Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 1,750,000 1,590,544
Special Assessment, 2020, 4%, 5/01/51 ................................. 3,635,000 3,093,880
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 292,343
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,190,674
Special Assessment, 2020, 4%, 12/15/50 ................................ 1,000,000 862,478
Berry Bay Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 200,000 185,903
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 349,858
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,035,975
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,500,000 1,268,721
Black Creek Community Development District ,
Special Assessment, 2022, 5.125%, 6/15/32 ............................. 150,000 151,947
Special Assessment, 2022, 5.625%, 6/15/52 ............................. 2,000,000 2,036,723
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 295,000 273,393
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 390,470
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 954,853
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,360,000 1,159,480
Bridgewater North Community Development District ,
Special Assessment, 2022, 3.125%, 5/01/27 ............................. 200,000 186,704
Special Assessment, 2022, 3.5%, 5/01/32 ............................... 350,000 310,591
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,000,000 897,683
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,000,000 2,546,693
Brightwater Community Development District ,
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 300,000 259,100
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 750,000 589,979
Special Assessment, 2021, 4%, 5/01/52 ................................. 3,895,000 3,308,646
Buckhead Trails Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/32 .............................. 400,000 400,219
Special Assessment, 2022, 5.625%, 5/01/42 ............................. 1,000,000 1,000,904
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,410,000 1,411,259
Buena Lago Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/42 .............................. 665,000 695,487
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 1,135,000 1,200,676
b
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 5,078,603
b
Capital Trust Agency, Inc. ,
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 84,321
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 450,000 369,125
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... 540,000 407,678
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 445,000 329,436
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/41 ......... 750,000 615,209
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/51 ......... 975,000 736,085
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/56 ......... 750,000 555,229

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Capital Trust Agency, Inc., (continued)
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... $ 10,330,000 $ 5,640,905
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 5,000,000 4,719,909
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 2,749,680
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-2, 4.43%, 1/01/57 ........... 10,245,000 7,497,617
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,177,521
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,432,163
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 31,391,732
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 715,000 628,945
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,050,000 991,497
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 3,312,309
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 91,482
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 204,779
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 459,468
Special Assessment, 2021, 4%, 5/01/51 ................................. 850,000 725,137
Celebration Pointe Community Development District No. 1 ,
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 802,276
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,500,000 1,269,637
CFM Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 190,000 174,642
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,265,000 1,078,487
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,235,000 1,125,114
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. 2,015,000 1,727,196
b
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 260,000 228,323
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 875,000 713,699
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,125,000 965,671
b
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 370,000 352,869
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 695,000 620,477
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,825,000 1,567,411
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 3,010,000 2,568,789
b
Charlotte County Industrial Development Authority ,
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 A, 4%, 10/01/51 ....... 5,500,000 4,108,545
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 B, 5%, 10/01/36 ....... 2,500,000 2,168,104
b
Coco Palms Community Development District , Special Assessment , 144A, 2019 ,
4.75% , 6/15/39 ................................................... 500,000 501,001
Coddington Community Development District ,
Special Assessment, 2022, 5.75%, 5/01/42 .............................. 615,000 658,726
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,000,000 1,059,996
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,600,451
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,205,063
Coral Keys Homes Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 570,000 519,336
Special Assessment, 2020, 4%, 5/01/50 ................................. 750,000 642,877
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 726,577
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 664,384
Cordova Palms Community Development District ,
b
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 345,000 318,013
b
Special Assessment, 144A, 2021, 2.8%, 5/01/31 .......................... 385,000 330,466
b
Special Assessment, 144A, 2021, 3%, 5/01/41 ............................ 1,215,000 932,900

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cordova Palms Community Development District, (continued)
b
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ $ 1,945,000 $ 1,658,785
Special Assessment, 2022-1, 5.7%, 5/01/42 .............................. 330,000 338,458
Special Assessment, 2022-1, 5.8%, 5/01/53 .............................. 665,000 679,652
Special Assessment, 2022-2, 4.5%, 5/01/27 .............................. 215,000 216,655
Special Assessment, 2022-2, 5.1%, 5/01/32 .............................. 340,000 346,087
Special Assessment, 2022-2, 5.4%, 5/01/42 .............................. 1,020,000 1,039,145
Special Assessment, 2022-2, 5.6%, 5/01/53 .............................. 2,005,000 2,051,394
Creekview Community Development District ,
Special Assessment, 2022, 4.25%, 5/01/32 .............................. 805,000 786,859
Special Assessment, 2022, 4.625%, 5/01/42 ............................. 2,455,000 2,377,782
Special Assessment, 2022, 4.75%, 5/01/53 .............................. 4,145,000 3,950,979
b
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 244,576
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 442,281
Cross Creek North Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/32 .............................. 460,000 423,532
Special Assessment, 2022, 4.25%, 5/01/42 .............................. 2,340,000 2,173,520
Special Assessment, 2022, 4.5%, 5/01/52 ............................... 1,750,000 1,618,830
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 200,000 169,222
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 653,167
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 853,418
b
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 2,824,174
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 4,962,627
b
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 224,162
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 678,716
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,175,000 968,509
Cypress Park Estates Community Development District ,
b
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 270,407
b
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 1,036,257
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,210,000 1,032,636
Special Assessment, 2022, 4.375%, 5/01/27 ............................. 150,000 149,742
Special Assessment, 2022, 4.75%, 5/01/32 .............................. 410,000 410,763
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,200,000 1,179,280
Special Assessment, 2022, 5.125%, 5/01/52 ............................. 1,250,000 1,223,784
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 100,000 95,186
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 200,000 177,523
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 325,000 275,450
b
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 5,310,000 5,274,021
DW Bayview Community Development District ,
b
2021 Assessment Area, Special Assessment, 144A, 2021, 2.375%, 5/01/26 ...... 335,000 311,489
b
2021 Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/32 ......... 430,000 376,153
b
2021 Assessment Area, Special Assessment, 144A, 2021, 3.375%, 5/01/41 ...... 1,160,000 963,118
b
2021 Assessment Area, Special Assessment, 144A, 2021, 4%, 5/01/51 ......... 750,000 652,296
f
2022 Assessment Area, Special Assessment, 2022, 4.5%, 5/01/32 ............. 185,000 183,508
f
2022 Assessment Area, Special Assessment, 2022, 5.125%, 5/01/42 ........... 500,000 496,362
f
2022 Assessment Area, Special Assessment, 2022, 5.25%, 5/01/52 ............ 750,000 743,381
East 547 Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 130,000 120,175
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 140,000 121,857
Assessment Area 1, Special Assessment, 2021, 3.3%, 5/01/41 ................ 600,000 481,086

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a a
Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
East 547 Community Development District, (continued)
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/51 ................. $ 1,770,000 $ 1,509,029
East Bonita Beach Road Community Development District ,
Special Assessment, 2021, 3%, 5/01/32 ................................. 255,000 219,053
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 750,000 599,067
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 643,131
East Nassau Stewardship District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 305,000 280,815
Special Assessment, 2021, 3%, 5/01/31 ................................. 500,000 432,647
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,270,000 1,033,810
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,520,000 1,293,830
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 98,625
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 273,307
Special Assessment, 2020, 4.125%, 5/01/51 ............................. 500,000 435,431
Special Assessment, 2022, 3.25%, 5/01/27 .............................. 455,000 426,945
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 610,000 545,826
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,645,000 1,476,536
Special Assessment, 2022, 4.125%, 5/01/52 ............................. 1,590,000 1,380,429
Edgewater East Community Development District ,
Assessment Area One, Special Assessment, 2021, 2.5%, 5/01/26 ............. 425,000 396,036
Assessment Area One, Special Assessment, 2021, 3.1%, 5/01/31 ............. 700,000 616,290
Assessment Area One, Special Assessment, 2021, 3.6%, 5/01/41 ............. 2,625,000 2,213,827
Assessment Area One, Special Assessment, 2021, 4%, 5/01/51 ............... 2,825,000 2,410,907
Assessment Area Two, Special Assessment, 2022, 3.375%, 5/01/32 ............ 1,985,000 1,768,604
Assessment Area Two, Special Assessment, 2022, 4%, 5/01/42 ............... 4,000,000 3,591,676
Assessment Area Two, Special Assessment, 2022, 4%, 5/01/52 ............... 6,200,000 5,259,335
b
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 835,000 759,716
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 980,365
b
Entrada Community Development District ,
Special Assessment, 144A, 2021, 2.125%, 5/01/26 ......................... 165,000 151,952
Special Assessment, 144A, 2021, 2.625%, 5/01/31 ......................... 370,000 316,537
Special Assessment, 144A, 2021, 3.125%, 5/01/41 ......................... 935,000 737,127
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 2,300,000 1,952,024
Epperson North Community Development District ,
b
Special Assessment, 144A, 2018 A-1, 5.5%, 11/01/39 ....................... 1,500,000 1,537,325
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 195,000 180,275
Special Assessment, 2021, 3%, 5/01/31 ................................. 280,000 241,684
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,370,000 1,127,660
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,825,000 2,390,031
Special Assessment, 2021 A, 2.45%, 11/01/26 ............................ 250,000 227,669
Special Assessment, 2021 A, 3.1%, 11/01/31 ............................. 500,000 432,085
Special Assessment, 2021 A, 4%, 11/01/51 .............................. 2,730,000 2,306,383
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 420,000 408,479
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 805,000 746,370
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 2,175,000 2,033,088
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 3,775,000 3,433,617
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 810,338
Florida Development Finance Corp. ,
b
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 1,700,000 1,394,705
b,g
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 1,888,545
b,g
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 3,632,602

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
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Principal
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Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp., (continued)
b
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... $ 12,000,000 $ 11,447,227
b,g
Brightline Trains Florida LLC, Revenue, 144A, 2022 A, Refunding, Mandatory Put,
7.25%, 10/03/23 ................................................. 15,500,000 15,184,454
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/31 ........................................................ 450,000 436,629
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 4,804,526
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 5,000,000 4,906,440
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ 3,750,000 2,773,599
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/55 .......... 1,000,000 795,667
b
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 323,456
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,275,000 1,150,713
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,170,000 980,024
Special Assessment, 144A, 2022, 4.75%, 5/01/27 ......................... 110,000 110,845
Special Assessment, 144A, 2022, 5%, 5/01/32 ............................ 175,000 176,219
Special Assessment, 144A, 2022, 5.375%, 5/01/42 ......................... 700,000 708,364
Special Assessment, 144A, 2022, 5.5%, 5/01/52 .......................... 620,000 626,431
Gracewater Sarasota Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 250,000 230,582
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 500,000 434,782
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 3,170,000 2,566,490
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,535,000 1,309,391
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 1,034,679
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 3,235,852
Assessment Area No. 3, Special Assessment, 2021, 3.2%, 11/01/31 ............ 215,000 186,939
Assessment Area No. 3, Special Assessment, 2021, 3.5%, 11/01/41 ............ 555,000 453,935
Assessment Area No. 3, Special Assessment, 2021, 4%, 11/01/51 ............. 1,205,000 1,025,937
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 596,373
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 638,094
Greeneway Improvement District , Special Assessment , 2013 , 5.125% , 5/01/43 .....
26,745,000 26,768,161
Grove Resort Community Development District ,
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 170,000 149,478
Special Assessment, 2022, 3.55%, 5/01/42 .............................. 435,000 359,150
Special Assessment, 2022, 4%, 5/01/52 ................................. 640,000 543,294
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 540,000 492,062
Special Assessment, 2020, 4%, 5/01/51 ................................. 860,000 733,940
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 172,135
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 520,000 416,136
Special Assessment, 2022, 4.4%, 5/01/32 ............................... 500,000 491,858
Special Assessment, 2022, 4.7%, 5/01/42 ............................... 1,500,000 1,466,017
Special Assessment, 2022, 5%, 5/01/52 ................................. 2,300,000 2,228,979
Hawkstone Community Development District ,
Special Assessment, 2021, 2.6%, 5/01/26 ............................... 155,000 144,492
Special Assessment, 2021, 3.2%, 5/01/31 ............................... 440,000 388,494
Special Assessment, 2021, 3.45%, 5/01/41 .............................. 1,125,000 924,758
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 848,912
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,194,075
Hills of Minneola Community Development District ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 911,018

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hills of Minneola Community Development District, (continued)
b
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ $ 2,625,000 $ 2,385,575
b
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 4,705,837
Special Assessment, 2021, 2.375%, 5/01/26 ............................. 100,000 91,747
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 250,000 213,887
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 500,000 395,739
Special Assessment, 2021, 4%, 5/01/52 ................................. 900,000 763,268
Hilltop Point Community Development District ,
Assessment Area One, Special Assessment, 2022-1, 5.375%, 5/01/52 .......... 700,000 697,371
Assessment Area Two, Special Assessment, 2022-2, 5.6%, 5/01/53 ............ 745,000 744,929
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 165,957
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 348,813
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 513,065
Hyde Park Community Development District No. 1 ,
Special Assessment, 2022, 4%, 5/01/42 ................................. 2,710,000 2,432,722
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,545,000 2,157,041
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 475,000 475,474
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,845,389
2021 Assessment Area, Special Assessment, 2021, 2.2%, 5/01/26 ............. 245,000 223,797
2021 Assessment Area, Special Assessment, 2021, 2.7%, 5/01/31 ............. 240,000 204,109
2021 Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ........... 855,000 664,599
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/52 .............. 1,375,000 1,166,385
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 336,390
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 474,539
Special Assessment, 2021, 2.2%, 5/01/26 ............................... 100,000 92,214
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 235,000 202,053
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 500,000 395,966
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,810,000 1,554,011
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 341,529
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 710,577
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 1,958,762
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 80,000 74,552
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 221,380
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 635,053
Special Assessment, 2021, 4%, 6/15/51 ................................. 750,000 644,325
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,175,000 2,189,046
Lake Deer Community Development District ,
Special Assessment, 2022, 5%, 5/01/32 ................................. 500,000 491,327
Special Assessment, 2022, 5.5%, 5/01/42 ............................... 1,680,000 1,634,625
Special Assessment, 2022, 5.625%, 5/01/53 ............................. 3,000,000 2,901,965
Lakes of Sarasota Community Development District ,
Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............................ 285,000 248,380
Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............................ 265,000 230,727
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 670,000 629,050
Special Assessment, 2021 B-1, 3.625%, 5/01/31 .......................... 125,000 114,266
Special Assessment, 2021 B-1, 4.125%, 5/01/41 .......................... 200,000 183,047
Special Assessment, 2021 B-1, 4.3%, 5/01/51 ............................ 325,000 290,363
Special Assessment, 2021 B-2, 4.125%, 5/01/31 .......................... 1,000,000 945,763
Lakewood Park Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.2%, 5/01/31 ................ 125,000 109,094
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 325,000 268,952

Franklin Tax-Free Trust
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Franklin High Yield Tax-Free Income Fund
(continued)
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Florida (continued)
Lakewood Park Community Development District, (continued)
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. $ 500,000 $ 423,355
Lakewood Ranch Stewardship District ,
District Azario Project, Special Assessment, 2020 A, 3.75%, 5/01/40 ............ 525,000 453,390
Lakewood Ranch Stewardship District Azario Project, Special Assessment, 2020 A,
3.9%, 5/01/50 ................................................... 770,000 640,305
b
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.125%, 5/01/30 ....................................... 250,000 223,709
b
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.625%, 5/01/40 ....................................... 1,075,000 913,615
b
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.875%, 5/01/51 ....................................... 2,640,000 2,184,284
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
2020, 3%, 5/01/30 ................................................ 470,000 413,335
b
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
144A, 2020, Refunding, 3.2%, 5/01/30 ................................ 440,000 395,265
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
2020, 3.5%, 5/01/40 .............................................. 750,000 622,406
b
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
144A, 2020, Refunding, 3.75%, 5/01/40 ............................... 2,100,000 1,816,326
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
2020, 4%, 5/01/50 ................................................ 1,270,000 1,085,803
b
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
144A, 2020, Refunding, 4%, 5/01/50 .................................. 1,250,000 1,071,462
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 2.3%, 5/01/26 . 185,000 171,210
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 2.7%, 5/01/31 . 105,000 91,422
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 3%, 5/01/41 .. 430,000 336,618
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 4%, 5/01/52 .. 685,000 581,072
Laurel Road Community Development District ,
Special Assessment, 2021 A-1, 2.6%, 5/01/26 ............................ 230,000 213,542
Special Assessment, 2021 A-1, 3%, 5/01/31 .............................. 350,000 304,994
Special Assessment, 2021 A-1, 3.25%, 5/01/41 ........................... 1,195,000 945,573
Special Assessment, 2021 A-1, 4%, 5/01/52 .............................. 1,455,000 1,233,154
Special Assessment, 2021 A-2, 3.125%, 5/01/31 .......................... 2,140,000 1,870,200
Lawson Dunes Community Development District ,
Special Assessment, 2022, 4.375%, 5/01/27 ............................. 250,000 249,674
Special Assessment, 2022, 4.75%, 5/01/32 .............................. 630,000 631,578
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,000,000 983,948
Special Assessment, 2022, 5.125%, 5/01/52 ............................. 1,500,000 1,470,748
Leomas Landing Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 335,000 308,295
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 470,000 406,363
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 1,210,000 967,750
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,645,000 1,396,437
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 8,000,000 6,796,000
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,533,724
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 2,685,226
LTC Ranch West Residential Community Development District ,
Special Assessment, 2021 B, 3.25%, 5/01/31 ............................. 4,000,000 3,526,544
Assessment Area 1, Special Assessment, 2021 A, 3.125%, 5/01/31 ............ 700,000 615,237
Assessment Area 1, Special Assessment, 2021 A, 3.45%, 5/01/41 ............. 1,250,000 1,028,931
b
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 244,611
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 632,261
Mangrove Point & Mangrove Manor ,
Community Development District, Special Assessment, 2022, 4%, 5/01/32 ....... 345,000 333,075

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Franklin High Yield Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
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Florida (continued)
Mangrove Point & Mangrove Manor, (continued)
Community Development District, Special Assessment, 2022, 4.25%, 5/01/42 ..... $ 1,130,000 $ 1,049,606
Community Development District, Special Assessment, 2022, 4.375%, 5/01/52 .... 1,500,000 1,364,355
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,680,000 1,687,982
Meadow View at Twin Creeks Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 360,000 330,908
Special Assessment, 2021, 3%, 5/01/31 ................................. 430,000 371,300
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,945,000 1,538,341
Special Assessment, 2021, 3.75%, 5/01/52 .............................. 630,000 502,996
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 848,280
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 2,900,000 2,514,295
Mirada II Community Development District ,
2021 Project Area, Special Assessment, 2021, 2.5%, 5/01/26 ................. 405,000 374,658
2021 Project Area, Special Assessment, 2021, 3.125%, 5/01/31 ............... 650,000 565,769
2021 Project Area, Special Assessment, 2021, 3.5%, 5/01/41 ................. 2,100,000 1,717,140
2021 Project Area, Special Assessment, 2021, 4%, 5/01/51 .................. 2,375,000 2,021,609
2022 Project Area, Special Assessment, 2022, 5.125%, 5/01/32 ............... 360,000 367,601
2022 Project Area, Special Assessment, 2022, 5.6%, 5/01/42 ................. 1,090,000 1,116,880
2022 Project Area, Special Assessment, 2022, 5.75%, 5/01/53 ................ 2,000,000 2,048,975
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 350,000 327,138
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 440,557
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,057,012
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 1,949,799
North AR-1 Pasco Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 190,000 176,615
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 380,000 331,559
Assessment Area 2, Special Assessment, 2021 A, 2.625%, 5/01/26 ............ 250,000 231,238
Assessment Area 2, Special Assessment, 2021 A, 3.25%, 5/01/31 ............. 275,000 238,519
Assessment Area 2, Special Assessment, 2021 A, 3.55%, 5/01/41 ............. 985,000 804,003
Assessment Area 2, Special Assessment, 2021 A, 4%, 5/01/52 ................ 1,500,000 1,271,293
North Park Isle Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.45%, 11/01/26 .............. 265,000 241,600
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 500,000 432,650
Assessment Area 2, Special Assessment, 2021, 3.375%, 11/01/41 ............. 1,500,000 1,215,377
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 2,500,000 2,132,602
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 434,501
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 845,478
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,495,000 1,272,954
b
Special Assessment, 144A, 2022, 5.25%, 5/01/32 ......................... 295,000 293,653
b
Special Assessment, 144A, 2022, 5.625%, 5/01/52 ......................... 2,000,000 1,982,720
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 450,000 431,798
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 771,690
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 1,047,645
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... 1,960,000 1,743,044
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,670,000 1,580,202
Special Assessment, 2020 A-3, 4.75%, 5/01/40 ........................... 2,000,000 1,917,204
b
North Springs Improvement District , Special Assessment , 144A, 2017-2 , 5% , 5/01/48 5,000,000 5,004,099
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,737,046
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 6,048,038

Franklin Tax-Free Trust
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Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
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Florida (continued)
Northern Palm Beach County, (continued)
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ $ 750,000 $ 767,334
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/46 ........................................................ 3,000,000 3,029,733
Old Hickory Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,300,000 1,183,811
Special Assessment, 2020, 4%, 6/15/50 ................................. 1,955,000 1,674,370
b
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... 180,000 153,379
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 291,042
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 405,000 344,571
Palm Coast Park Community Development District ,
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,000,000 1,012,168
Special Assessment, 2022, 5.125%, 5/01/51 ............................. 1,500,000 1,510,696
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 2.8%, 5/01/31 ........... 350,000 297,473
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 3.125%, 5/01/41 ......... 730,000 565,696
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 4%, 5/01/52 ............ 1,210,000 1,028,826
Park East Community Development District ,
Special Assessment, 2021, 3.15%, 11/01/41 .............................. 750,000 595,213
Special Assessment, 2021, 4%, 11/01/51 ................................ 2,750,000 2,394,772
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 824,793
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 682,735
Parrish Plantation Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 255,000 236,246
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 235,000 205,542
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 790,000 645,971
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,370,000 1,161,845
b
Pine Isle Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 12/15/26 ........................ 100,000 91,326
Special Assessment, 144A, 2021, 3%, 12/15/31 ........................... 225,000 195,247
Special Assessment, 144A, 2021, 3.25%, 12/15/41 ......................... 1,000,000 798,160
Special Assessment, 144A, 2021, 4%, 12/15/51 ........................... 1,200,000 1,024,117
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 614,039
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 2,029,911
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 800,000 827,957
Preserve at South Branch Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 150,000 132,719
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 750,000 633,682
Quail Roost Community Development District ,
Expansion Area, Special Assessment, 2021, 2.2%, 12/15/26 ................. 200,000 181,612
Expansion Area, Special Assessment, 2021, 2.7%, 12/15/31 ................. 200,000 169,983
Expansion Area, Special Assessment, 2021, 3.125%, 12/15/41 ................ 740,000 577,316
Expansion Area, Special Assessment, 2021, 4%, 12/15/51 ................... 2,375,000 2,021,692
Reunion East Community Development District ,
2021 Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ............. 405,000 375,387
2021 Assessment Area, Special Assessment, 2021, 2.85%, 5/01/31 ............ 400,000 348,780
2021 Assessment Area, Special Assessment, 2021, 3.15%, 5/01/41 ............ 1,455,000 1,165,482
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 .............. 4,535,000 3,877,965
Rhodine Road North Community Development District ,
Special Assessment, 2022, 2.6%, 5/01/27 ............................... 125,000 114,314

Franklin Tax-Free Trust
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Franklin High Yield Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
94
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(continued)
Florida (continued)
Rhodine Road North Community Development District, (continued)
Special Assessment, 2022, 3%, 5/01/32 ................................. $ 190,000 $ 163,736
Special Assessment, 2022, 3.3%, 5/01/42 ............................... 490,000 389,893
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,065,000 908,470
Ridge at Apopka Community Development District ,
Special Assessment, 2022, 5.375%, 5/01/42 ............................. 850,000 856,306
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 2,150,000 2,162,633
River Glen Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 306,169
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 814,275
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 853,418
River Hall Community Development District ,
Special Assessment, 2020 A, 3.25%, 5/01/31 ............................. 430,000 383,902
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 873,289
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,235,423
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/23 ..................... 150,000 149,489
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/24 ..................... 250,000 246,971
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/25 ..................... 150,000 145,791
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ..................... 1,000,000 867,604
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ..................... 1,000,000 812,668
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... 250,000 240,180
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 432,090
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 786,919
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. 1,100,000 994,666
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 1,060,000 979,110
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,005,000 953,403
e
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 205,000 176,767
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 775,829
b
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 165,000 152,090
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 260,456
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 635,015
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 905,000 771,566
Rivington Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,725,000 1,480,134
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 430,000 383,977
Special Assessment, 2022, 4%, 5/01/52 ................................. 4,365,000 3,699,463
Rolling Hills Community Development District ,
Special Assessment, 2022 A-1, 4%, 5/01/52 .............................. 945,000 800,915
Special Assessment, 2022 A-2, Refunding, 3.65%, 5/01/32 ................... 1,000,000 889,531
Rustic Oaks Community Development District ,
Special Assessment, 2022, 3.2%, 5/01/32 ............................... 1,000,000 893,893
Special Assessment, 2022, 3.45%, 5/01/42 .............................. 2,000,000 1,655,479
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,950,000 3,363,998
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 222,306
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 558,229
Special Assessment, 2020, 4%, 6/15/50 ................................. 785,000 674,758
Special Assessment, 2022, 3.1%, 12/15/32 .............................. 300,000 259,927
Special Assessment, 2022, 3.35%, 12/15/41 ............................. 485,000 391,817
Sanctuary Cove Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/31 ............................. 190,000 160,149

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Franklin High Yield Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
95
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Florida (continued)
Sanctuary Cove Community Development District, (continued)
Special Assessment, 2021, 3.125%, 5/01/41 ............................. $ 400,000 $ 308,908
Special Assessment, 2021, 4%, 5/01/52 ................................. 770,000 653,175
Sandmine Road Community Development District ,
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......... 300,000 268,875
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......... 1,040,000 888,012
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.75%, 5/01/50 .......... 2,020,000 1,653,577
Assessment Area 2, Special Assessment, 2021, 2.3%, 11/01/26 ............... 250,000 227,411
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 450,000 387,255
Assessment Area 2, Special Assessment, 2021, 3.3%, 11/01/41 ............... 1,180,000 943,813
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 750,000 638,745
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 400,000 375,189
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 662,305
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 740,000 634,359
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 625,333
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,490,000 1,380,232
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 2,030,954
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,301,715
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 3,055,000 2,812,796
Special Assessment, 2021, 4.25%, 5/01/53 .............................. 6,015,000 5,346,252
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 417,179
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 1,042,474
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,250,000 1,063,490
Scenic Terrace South Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/27 .............................. 500,000 478,435
Special Assessment, 2022, 4.125%, 5/01/32 ............................. 750,000 728,976
Special Assessment, 2022, 4.5%, 5/01/42 ............................... 3,305,000 3,159,249
Special Assessment, 2022, 4.625%, 5/01/53 ............................. 3,385,000 3,181,000
b
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 279,078
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 367,969
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 670,480
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 705,000 551,476
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 334,184
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 846,292
Silver Palms West Community Development District ,
Special Assessment, 2022, 2.6%, 6/15/27 ............................... 410,000 374,414
Special Assessment, 2022, 3%, 6/15/32 ................................. 765,000 658,956
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 1,750,000 1,439,147
Special Assessment, 2022, 4%, 6/15/52 ................................. 2,170,000 1,849,981
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 285,000 275,497
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 505,000 463,219
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,271,719
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 2,059,024
Assessment Area 2, Special Assessment, 2021, Refunding, 2.5%, 5/01/26 ....... 230,000 212,244
Assessment Area 2, Special Assessment, 2021, Refunding, 3.1%, 5/01/31 ....... 250,000 215,868
Assessment Area 2, Special Assessment, 2021, Refunding, 3.4%, 5/01/41 ....... 750,000 598,866
Assessment Area 2, Special Assessment, 2021, Refunding, 4%, 5/01/52 ........ 2,050,000 1,737,434
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 285,000 263,417
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 450,274

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
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Florida (continued)
Six Mile Creek Community Development District, (continued)
Assessment Area 3, Special Assessment, 2021, 3.4%, 5/01/41 ................ $ 805,000 $ 642,783
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,288,055
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 1,020,688
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 655,000 555,131
Somerset Community Development District ,
Special Assessment, 2022, Refunding, 4%, 5/01/32 ........................ 750,000 725,148
Special Assessment, 2022, Refunding, 4.2%, 5/01/37 ....................... 1,000,000 953,849
South Creek Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.875%, 6/15/31 .............. 175,000 151,547
Assessment Area 1, Special Assessment, 2021, 3.25%, 6/15/41 ............... 500,000 401,545
Assessment Area 1, Special Assessment, 2021, 4%, 6/15/51 ................. 500,000 427,416
Southern Groves Community Development District No. 5 ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 340,000 311,969
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 410,000 348,968
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,300,000 1,003,731
Special Assessment, 2021, 4%, 5/01/48 ................................. 735,000 635,066
b
Southshore Bay Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2021 , 3% , 5/01/33 .................................. 2,425,000 2,030,591
St. Johns County Industrial Development Authority , Life Care Ponte Vedra Obligated
Group , Revenue , 2021 A , Refunding , 4% , 12/15/46 ........................ 1,950,000 1,534,063
Stellar North Community Development District ,
Special Assessment, 2021, 2.45%, 5/01/26 .............................. 170,000 156,235
Special Assessment, 2021, 3%, 5/01/31 ................................. 250,000 214,587
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 885,000 689,772
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,225,000 1,887,423
b
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 300,000 276,535
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 284,061
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 1,064,652
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 1,750,000 1,501,695
b
Stonewater Community Development District ,
Special Assessment, 144A, 2021, 3%, 11/01/32 ........................... 250,000 212,840
Special Assessment, 144A, 2021, 3.3%, 11/01/41 .......................... 635,000 506,324
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 1,000,000 852,265
b
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 437,097
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 829,818
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,215,974
Storey Creek Community Development District ,
Assessment Area Two, Special Assessment, 2022, 5%, 6/15/32 ............... 240,000 248,629
Assessment Area Two, Special Assessment, 2022, 5.2%, 6/15/42 .............. 615,000 629,641
Assessment Area Two, Special Assessment, 2022, 5.375%, 6/15/52 ............ 1,000,000 1,022,058
Storey Drive Community Development District ,
Special Assessment, 2022, 2.55%, 6/15/27 .............................. 200,000 184,096
Special Assessment, 2022, 3%, 6/15/32 ................................. 375,000 329,881
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 900,000 727,469
Special Assessment, 2022, 4%, 6/15/52 ................................. 3,000,000 2,647,502
b
Storey Park Community Development District ,
Assessment Area 4, Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......... 230,000 198,187
Assessment Area 4, Special Assessment, 144A, 2021, 3.3%, 6/15/41 ........... 620,000 497,990
Assessment Area 4, Special Assessment, 144A, 2021, 4%, 6/15/51 ............ 625,000 534,057
Summer Woods Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 190,000 163,639
Assessment Area 2, Special Assessment, 2021, 3.4%, 5/01/41 ................ 485,000 389,754
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 365,000 310,483

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
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(continued)
Florida (continued)
Summer Woods Community Development District, (continued)
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ $ 195,000 $ 179,870
Assessment Area 3, Special Assessment, 2021, 3.15%, 5/01/31 ............... 200,000 173,175
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 725,000 586,054
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 1,000,000 846,939
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 149,597
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 611,682
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 775,769
b
Special Assessment, 144A, 2021, 2.75%, 5/01/31 ......................... 175,000 149,486
b
Special Assessment, 144A, 2021, 3.15%, 5/01/41 ......................... 700,000 550,647
b
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 1,750,000 1,493,494
Sunbridge Stewardship District ,
Del Webb Project Assessment, Special Assessment, 2022, 5%, 5/01/32 ......... 350,000 358,343
Del Webb Project Assessment, Special Assessment, 2022, 5.4%, 5/01/42 ....... 925,000 954,447
Del Webb Project Assessment, Special Assessment, 2022, 5.5%, 5/01/52 ....... 1,725,000 1,770,380
Weslyn Park Project Assessment, Special Assessment, 2022, 4.2%, 5/01/27 ..... 430,000 427,999
Weslyn Park Project Assessment, Special Assessment, 2022, 4.6%, 5/01/32 ..... 460,000 456,433
Weslyn Park Project Assessment, Special Assessment, 2022, 5.2%, 5/01/42 ..... 1,000,000 984,204
Weslyn Park Project Assessment, Special Assessment, 2022, 5.35%, 5/01/52 .... 2,000,000 1,961,939
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 161,427
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 820,000 672,945
Special Assessment, 2021, 4%, 5/01/51 ................................. 680,000 585,126
Tern Bay Community Development District ,
Special Assessment, 2022, 3.4%, 6/15/32 ............................... 1,650,000 1,465,637
Special Assessment, 2022, 4%, 6/15/42 ................................. 3,600,000 3,230,052
Special Assessment, 2022, 4%, 6/15/52 ................................. 6,500,000 5,511,993
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 917,830
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 1,728,668
Assessment Area 2, Special Assessment, 2021, 2.35%, 12/15/26 .............. 400,000 365,710
Assessment Area 2, Special Assessment, 2021, 3%, 12/15/31 ................ 750,000 651,329
Assessment Area 2, Special Assessment, 2021, 3.3%, 12/15/41 ............... 2,175,000 1,744,314
Assessment Area 2, Special Assessment, 2021, 4%, 12/15/51 ................ 4,085,000 3,486,882
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 185,371
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 653,281
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,785,000 1,521,854
Tolomato Community Development District ,
Special Assessment, 2022 B, Refunding, 3%, 5/01/32 ...................... 1,500,000 1,290,416
Special Assessment, 2022 C, Refunding, 3.2%, 5/01/32 ..................... 1,500,000 1,305,206
Assessment Area One, Special Assessment, 2022-1, 3.3%, 5/01/32 ............ 515,000 450,012
Assessment Area One, Special Assessment, 2022-1, 4%, 5/01/52 ............. 1,970,000 1,671,111
Assessment Area Two, Special Assessment, 2022-2, 3.3%, 5/01/32 ............ 195,000 171,460
Assessment Area Two, Special Assessment, 2022-2, 4%, 5/01/51 ............. 665,000 567,523
b
Towne Park Community Development District ,
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 410,000 375,158
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,075,000 933,811
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,000,000 853,418
Tradition Community Development District No. 9 ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 390,000 357,250
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 445,000 378,076
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,400,000 1,187,592
b
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 210,065

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
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(continued)
Florida (continued)
b
Trevesta Community Development District, (continued)
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... $ 880,000 $ 754,433
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,750,000 1,491,864
Triple Creek Community Development District ,
b
Special Assessment, 144A, 2021, 2.375%, 11/01/26 ........................ 185,000 167,781
b
Special Assessment, 144A, 2021, 2.875%, 11/01/31 ........................ 450,000 383,541
Special Assessment, 2021, 3%, 11/01/31 ................................ 250,000 215,800
b
Special Assessment, 144A, 2021, 3.125%, 11/01/41 ........................ 1,190,000 924,906
Special Assessment, 2021, 3.5%, 11/01/41 ............................... 740,000 606,698
Special Assessment, 2021, 4%, 11/01/50 ................................ 750,000 641,976
b
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 2,520,000 2,147,708
Tuckers Pointe Community Development District ,
Special Assessment, 2022, 3%, 5/01/27 ................................. 310,000 288,933
Special Assessment, 2022, 3.375%, 5/01/32 ............................. 565,000 499,236
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 4,500,000 4,004,711
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,505,000 1,350,927
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,500,000 1,273,347
Two Rivers North Community Development District ,
Special Assessment, 2022, 4.625%, 5/01/27 ............................. 100,000 100,250
Special Assessment, 2022, 4.875%, 5/01/32 ............................. 380,000 381,998
Special Assessment, 2022, 5.125%, 5/01/42 ............................. 1,540,000 1,541,053
Special Assessment, 2022, 5.25%, 5/01/52 .............................. 2,000,000 1,982,024
Two Rivers West Community Development District , Special Assessment , 2022 , 3% ,
1/15/23 ......................................................... 2,000,000 1,985,150
b
Union Park East Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2021, 2.95%, 5/01/31 .......... 125,000 107,643
Assessment Area 3, Special Assessment, 144A, 2021, 3.35%, 5/01/41 .......... 325,000 259,204
Assessment Area 3, Special Assessment, 144A, 2021, 4%, 5/01/51 ............ 450,000 382,857
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 351,418
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,054,782
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,500,000 1,271,293
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........... 375,000 339,924
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,775,000 1,614,965
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/51 ............ 3,500,000 2,986,964
b
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 355,000 330,319
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 415,000 364,305
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 1,020,000 846,137
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,500,000 1,264,834
Verano No. 3 Community Development District , Phase 1 Assessment Area , Special
Assessment , 2021 , 3.375% , 5/01/41 ................................... 750,000 609,505
Viera Stewardship District ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 500,000 457,779
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 800,000 687,348
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,750,000 1,371,290
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,715,000 1,451,762
Village Community Development District No. 10 ,
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,515,000 1,533,375
Special Assessment, 2014, 6%, 5/01/44 ................................. 6,500,000 6,583,063
Village Community Development District No. 13 ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/51 .......................... 16,860,000 13,253,095
Special Assessment, 2021, 2.85%, 5/01/36 .............................. 1,750,000 1,433,941
Special Assessment, 2021, 3%, 5/01/41 ................................. 2,500,000 1,959,579
Special Assessment, 2021, 3.25%, 5/01/52 .............................. 5,500,000 4,021,487

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
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Florida (continued)
Village Community Development District No. 14 , Special Assessment , 2022 , 5.5% ,
5/01/53 ......................................................... $ 14,220,000 $ 14,823,231
Villages of Glen Creek Community Development District ,
Assessment Area Four, Special Assessment, 2022 A, 4.625%, 5/01/27 .......... 100,000 100,528
Assessment Area Four, Special Assessment, 2022 A, 4.875%, 5/01/32 .......... 250,000 252,555
Assessment Area Four, Special Assessment, 2022 A, 5.125%, 5/01/42 .......... 710,000 712,097
Assessment Area Four, Special Assessment, 2022 A, 5.25%, 5/01/53 ........... 1,250,000 1,251,784
Assessment Area Three, Special Assessment, 2022, Refunding, 2.7%, 5/01/27 ... 135,000 120,316
Assessment Area Three, Special Assessment, 2022, Refunding, 3.15%, 5/01/32 .. 210,000 178,799
Assessment Area Three, Special Assessment, 2022, Refunding, 3.45%, 5/01/42 .. 550,000 438,445
Assessment Area Three, Special Assessment, 2022, Refunding, 4%, 5/01/52 ..... 1,205,000 1,026,232
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 214,461
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 564,873
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 853,418
Phase 4 Project, Special Assessment, 2022, 3.25%, 5/01/27 ................. 175,000 163,720
Phase 4 Project, Special Assessment, 2022, 3.625%, 5/01/32 ................ 250,000 222,787
Phase 4 Project, Special Assessment, 2022, 4%, 5/01/42 .................... 670,000 601,386
Phase 4 Project, Special Assessment, 2022, 4.125%, 5/01/52 ................ 500,000 433,684
West Port Community Development District ,
b
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 360,534
b
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 904,619
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,545,000 1,317,204
Assessment Area One, Special Assessment, 2021, 2.4%, 5/01/26 ............. 200,000 183,868
Assessment Area One, Special Assessment, 2021, 3%, 5/01/31 ............... 570,000 493,910
Assessment Area One, Special Assessment, 2021, 3.4%, 5/01/41 ............. 1,470,000 1,186,282
Assessment Area One, Special Assessment, 2021, 4%, 5/01/51 ............... 1,250,000 1,064,005
Assessment Area Three, Special Assessment, 2022, 5.125%, 5/01/42 .......... 360,000 355,147
Assessment Area Three, Special Assessment, 2022, 5.25%, 5/01/52 ........... 585,000 575,450
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 205,000 191,398
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 178,055
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 665,066
Unit of Development No. 7, Special Assessment, 2021, 4%, 5/01/51 ............ 1,050,000 901,241
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 160,000 149,384
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 467,395
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,000,000 831,332
Unit of Development No. 8, Special Assessment, 2021, 4%, 5/01/51 ............ 1,855,000 1,592,168
Westside Haines City Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 250,000 233,597
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 311,036
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,000,000 813,282
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,250,000 1,066,000
Wind Meadows South Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 220,000 201,756
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 250,000 214,048
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 940,000 746,119
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 1,500,000 1,271,293
Windward Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 25,000 24,054
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... 130,000 119,470
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 592,589
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 458,197
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 1,400,000 1,342,338
Wiregrass II Community Development District ,
Assessment Area One, Special Assessment, 2020, 3.125%, 5/01/30 ........... 645,000 576,060
Assessment Area One, Special Assessment, 2020, 3.7%, 5/01/40 ............. 1,680,000 1,442,819

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
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Florida (continued)
Wiregrass II Community Development District, (continued)
Assessment Area One, Special Assessment, 2020, 3.875%, 5/01/50 ........... $ 1,960,000 $ 1,621,159
Assessment Area Two, Special Assessment, 2022, 5.25%, 5/01/52 ............. 1,000,000 979,311
Zephyr Lakes Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 175,000 162,575
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 160,000 139,474
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 675,000 547,688
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 960,000 827,580
848,445,576
Georgia 1.1%
e
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 1,470,000 15
Oconee Regional Medical Center Obligated Group, Revenue, 2016, 6.5%, 4/30/17 . 480,367 37,228
b
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,693,300
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 9,375,704
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 8,875,434
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 6,090,000 6,842,966
b
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 2,376,661
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 8,552,622
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 5,000,000 5,283,035
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 4,341,758
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 10,000,000 10,950,613
Revenue, 2019 A, 5%, 5/15/49 ........................................ 6,000,000 6,274,505
64,603,841
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,330,180
Illinois 2.6%
Chicago Board of Education ,
GO, 2022 A, 5%, 12/01/43 ........................................... 4,000,000 4,116,093
GO, 2022 A, 4%, 12/01/47 ........................................... 14,265,000 12,542,344
GO, 2022 A, 5%, 12/01/47 ........................................... 1,250,000 1,276,503
GO, 2022 B, Refunding, 4%, 12/01/40 .................................. 2,500,000 2,315,227
City of Belleville ,
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.25%, 7/01/29 ................. 775,000 701,445
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.75%, 7/01/41 ................. 1,000,000 831,185
Illinois Finance Authority ,
e
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/43 .................... 3,000,000 30
e
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/53 .................... 3,075,000 31
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 11,824,868
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 4,190,000 4,188,547
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 2,255,000 2,306,352
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 3,839,665
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,550,649
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 1,932,941

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
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(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ $ 4,030,000 $ 3,154,625
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 8,233,678
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 10,810,000 8,960,313
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 3,900,000 4,301,143
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/35 ....................... 10,000,000 5,697,357
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 13,650,000 6,751,616
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 6,157,045
State of Illinois ,
GO, 2017 A, 4.25%, 12/01/40 ......................................... 1,850,000 1,771,538
GO, 2019 B, 4%, 11/01/34 ........................................... 2,400,000 2,323,045
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,381,461
GO, 2019 C, 4%, 11/01/43 ........................................... 2,515,000 2,276,826
GO, 2020, 5.5%, 5/01/39 ............................................ 6,250,000 6,790,264
GO, 2020, 5.75%, 5/01/45 ........................................... 7,420,000 8,110,603
GO, 2020 B, 4%, 10/01/34 ........................................... 2,000,000 1,938,583
GO, 2020 C, 4%, 10/01/37 ........................................... 5,400,000 5,115,817
GO, 2020 C, 4%, 10/01/38 ........................................... 5,250,000 4,936,538
GO, 2020 C, 4%, 10/01/39 ........................................... 2,545,000 2,376,940
GO, 2022 A, 5.5%, 3/01/42 ........................................... 4,575,000 5,025,570
b
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 9,107,930
Village of Hillside , Mannheim Redevelopment Project Area , Tax Allocation , 2018 ,
Refunding , 5% , 1/01/30 ............................................. 2,690,000 2,719,015
b
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 3,035,000 2,658,210
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,332,494
148,546,491
Indiana 0.4%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,360,727
b
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,197,947
b
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,815,699
b
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 2,900,552
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2013 A, Refunding, 7%, 11/15/43 .. 5,000,000 5,256,888
University of Evansville, Revenue, 2022 B, 7%, 9/01/32 ..................... 4,000,000 3,814,053
b
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,962,005
25,307,871
Iowa 0.3%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 8,500,000 8,615,085
Northcrest Obligated Group, Revenue, 2018 A, 5%, 3/01/48 .................. 7,500,000 7,018,340
15,633,425

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kansas 0.1%
City of Derby , Revenue , 2020 , 3.9% , 3/01/37 ...............................
$ 1,300,000 $ 1,254,545
City of Manhattan ,
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/36 ............................................ 1,000,000 887,632
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/46 ............................................ 1,150,000 930,608
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,630,000 1,533,822
4,606,607
Kentucky 0.7%
b
City of Henderson , Pratt Paper LLC , Revenue , 144A, 2022 A , 4.7% , 1/01/52 ....... 2,500,000 2,480,171
Kentucky Economic Development Finance Authority , Owensboro Health, Inc. Obligated
Group , Revenue , 2017 A , Refunding , 5.25% , 6/01/41 ....................... 10,000,000 10,246,011
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/39 ........................... 10,000,000 11,031,378
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/43 ........................... 5,000,000 5,511,945
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 19,650,000 13,453,416
42,722,921
Louisiana 1.3%
Juban Trails Community Development District ,
Special Assessment, 2022, 3.375%, 6/01/27 ............................. 100,000 93,550
Special Assessment, 2022, 4.25%, 6/01/51 .............................. 1,235,000 1,049,628
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. 365,000 339,350
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 607,138
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 2,730,000 2,244,178
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 1,771,583
Special Assessment, 2022, 5.375%, 6/01/42 ............................. 730,000 750,857
Special Assessment, 2022, 5.5%, 6/01/52 ............................... 1,425,000 1,462,723
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,410,000 2,453,423
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 2,506,609
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 4,622,725
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,650,000 2,155,964
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,475,000 3,672,000
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,350,000 1,881,898
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 3,240,000 2,877,669
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 1,960,000 1,872,761
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C, 5.5%, 10/01/61 . 6,300,000 4,856,442
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 3,242,447
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,790,000 1,831,127
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 60,000 64,955
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 5,049,352
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,521,171
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 10,044,065
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,067,012
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,222,625

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
St. Tammany Parish Finance Authority, (continued)
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... $ 1,650,000 $ 1,666,253
76,927,505
Maryland 0.3%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,270,814
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 5,500,000 5,555,116
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 702,937
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,232,847
b
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ 3,155,000 3,153,213
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 355,000 332,548
Urbana Community Development Authority, Special Tax, 2020 C, 4%, 7/01/50 .... 4,000,000 3,613,518
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4.25%, 7/01/50 500,000 445,321
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/56 . 1,000,000 1,003,789
17,310,103
Massachusetts 0.2%
b
Massachusetts Development Finance Agency ,
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5%,
11/15/38 ....................................................... 3,000,000 3,109,509
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5.125%,
11/15/46 ....................................................... 5,000,000 5,161,471
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.25%, 11/15/28 ......................................... 1,473,000 1,528,349
9,799,329
Michigan 1.3%
City of Detroit ,
GO, 2021 A, 5%, 4/01/31 ............................................ 480,000 517,046
GO, 2021 A, 5%, 4/01/33 ............................................ 770,000 813,355
GO, 2021 A, 5%, 4/01/35 ............................................ 955,000 992,720
GO, 2021 A, 5%, 4/01/37 ............................................ 875,000 900,886
GO, 2021 A, 4%, 4/01/41 ............................................ 600,000 531,898
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2001
B, NATL Insured, 5.5%, 7/01/29 ..................................... 5,000,000 5,540,837
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 15,000 15,032
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
2,215,000 2,221,012
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
14,660,000 16,668,199
Kalamazoo Economic Development Corp. ,
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 900,000 882,180
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 3,015,000 2,651,744
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 1,045,956
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 7,908,407
Michigan Finance Authority ,
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/34 ........................................................ 10,000,000 10,358,872
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 1,300,000 1,315,957

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
b
Thomas M Cooley Law School, Revenue, 144A, 2014, 6.75%, 7/01/44 .......... $ 3,805,000 $ 3,865,927
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Pre-Refunded, 6.75%,
7/01/44 ........................................................ 1,700,000 1,819,274
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 1,500,000 1,375,199
Tobacco Settlement, Revenue, Senior Lien, 2020 B-2, 2, Refunding, Zero Cpn.,
6/01/65 ........................................................ 100,000,000 10,251,590
b
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 710,000 695,942
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 821,001
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,213,734
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,034,016
75,440,784
Minnesota 0.1%
City of Apple Valley ,
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/36 ........... 200,000 178,920
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/41 ........... 290,000 248,000
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/51 ........... 500,000 396,786
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/61 ........... 870,000 663,570
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,773,863
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 999,924
Housing & Redevelopment Authority of The City of St. Paul Minnesota ,
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/33 ... 200,000 176,586
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/35 ... 350,000 302,146
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/36 ... 100,000 85,368
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/42 ... 1,260,000 1,007,711
b
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 1,300,000 1,270,415
8,103,289
Mississippi 0.4%
b
Mississippi Development Bank ,
County of Hancock, Revenue, 144A, 2019, 4.55%, 11/01/39 .................. 2,250,000 2,119,266
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/34 900,000 818,258
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/35 800,000 718,856
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/36 850,000 755,108
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/41 3,000,000 2,504,088
Mississippi Home Corp. ,
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 4,950,236
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 5,817,131
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,515,000 4,016,539
21,699,482
Missouri 0.3%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 4,170,000 4,349,969
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 264,153

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
$ 2,500,000 $ 2,215,972
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 934,709
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 3,155,932
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,740,000 3,897,325
14,818,060
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 3,765,000 3,836,622
Nevada 1.2%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 920,000 840,247
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,693,714
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/35 ........................................................ 2,500,000 2,363,581
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,130,000 8,258,764
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 178,246
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 176,621
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 175,230
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 412,524
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,150,000 1,014,696
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 210,000 179,730
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 1,000,000 834,980
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,380,000 1,422,822
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,595,000 1,632,411
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 1,010,000 1,030,108
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 440,000 410,378
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 740,000 664,190
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 995,000 997,196
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . 520,000 428,580
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 830,000 651,555
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 650,000 494,965
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,425,000 978,391
b
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 16,000,000 2,142,920
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,030,000 1,035,274
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 980,000 983,498
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,120,000 2,160,020
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3%, 9/01/36 ............................... 315,000 247,457
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3.5%, 9/01/45 .............................. 750,000 572,344
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 4%, 9/01/51 ............................... 500,000 413,253
b
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 9,726,661 10,105,902
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,363,266

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
b
State of Nevada Department of Business & Industry, (continued)
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/38 ................................ $ 1,000,000 $ 1,008,114
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/48 ................................ 1,500,000 1,501,687
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 3,190,000 3,319,737
Revenue, 2020, 5%, 7/01/40 ......................................... 3,225,000 3,283,154
Revenue, 2020, 5%, 7/01/45 ......................................... 3,250,000 3,270,965
Revenue, 2020, 5%, 7/01/51 ......................................... 4,250,000 4,251,635
67,498,155
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 94,262
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,260,904
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 2,483,152
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 5,186,573
10,024,891
New Jersey 2.9%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 496,518
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,110,130
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 2,074,538
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/35 .... 3,450,000 3,619,326
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 4,550,000 4,717,084
United Airlines, Inc., Revenue, 1999, 5.125%, 9/15/23 ...................... 10,510,000 10,625,911
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 25,277,292
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 16,480,000 16,713,881
b
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,436,410
New Jersey Transportation Trust Fund Authority ,
Revenue, 2008 A, Zero Cpn., 12/15/38 .................................. 46,750,000 22,002,331
Revenue, 2014 AA, 5%, 6/15/38 ....................................... 5,060,000 5,179,198
Revenue, 2014 AA, 5%, 6/15/44 ....................................... 9,335,000 9,522,396
Revenue, 2015 AA, 5.25%, 6/15/41 .................................... 2,500,000 2,577,641
Revenue, 2019 AA, 5%, 6/15/46 ....................................... 2,500,000 2,583,292
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 1,000,000 1,036,470
Revenue, 2019 BB, 5%, 6/15/50 ....................................... 670,000 690,678
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... 9,500,000 9,815,280
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 18,000,000 18,842,688
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... 25,000,000 25,196,740
165,517,804
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 498,297
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 438,695
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,146,697
b
Winrock Town Center Tax Increment Development District No. 1 ,
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4%, 5/01/33 .............. 1,000,000 904,185
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4.25%, 5/01/40 ............ 2,750,000 2,388,991
5,376,865

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a a
Principal
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a
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a a a a a
Municipal Bonds
(continued)
New York 6.1%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/45 ...................................... $ 2,000,000 $ 1,862,739
Metropolitan Transportation Authority ,
g
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 1,000,000 1,099,174
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 5,000,000 5,145,143
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 24,887,946
Revenue, 2020 A-1, 5%, 11/15/49 ..................................... 2,500,000 2,556,441
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 2,904,941
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 42,795,000 43,723,874
Revenue, 2020 D, 5%, 11/15/44 ....................................... 33,000,000 33,968,230
Revenue, 2020 D, 4%, 11/15/50 ....................................... 40,000,000 35,332,464
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014 , F , Refunding , 4.5% , 2/15/48 ............................. 9,825,000 9,761,858
New York Liberty Development Corp. ,
b
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 15,177,117
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 65,000,000 72,723,443
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 10,380,000 11,022,015
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 16,111,373
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 1,570,000 1,492,009
American Airlines, Inc., Revenue, 2021, Refunding, 3%, 8/01/31 ............... 4,500,000 4,199,397
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,500,000 6,777,690
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 6,000,000 6,180,183
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 42,764,967
b
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 59,000,000 15,620,799
353,311,803
North Carolina 0.2%
North Carolina Medical Care Commission ,
Galloway Ridge Obligated Group, Revenue, 2014 A, Refunding, 5.25%, 1/01/41 ... 2,720,000 2,720,139
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... 2,790,000 2,805,199
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 1,001,523
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 1,000,000 947,536
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,403,441
8,877,838
North Dakota 0.3%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,662,530
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 3,130,000 2,867,360
b
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 1,764,295
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 14,000,000 8,259,617
15,553,802
Ohio 2.8%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 25,130,000 18,640,992
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 27,800,000 26,478,891
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,773,484
Cleveland-Cuyahoga County Port Authority ,
b
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,250,252
b
Flats East Bank TIF District, Tax Allocation, Senior Lien, 144A, 2021 A, Refunding,
4%, 12/01/55 ................................................... 1,250,000 1,043,070
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 725,180

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, (continued)
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... $ 700,000 $ 728,421
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 9,787,365
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 2,886,192
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 8,375,248
Franklin County Convention Facilities Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,000,000 5,001,742
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,377,321
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,213,004
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,573,244
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn., 2/15/35 ..................................................... 35,000,000 39,528,552
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2012, Refunding, 6%,
12/01/42 ....................................................... 14,000,000 14,041,611
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 1,004,468
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 979,737
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,316,094
b
State of Ohio ,
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 4,536,845
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 13,013,391
159,275,104
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,036,253
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 10,280,000 10,537,535
11,573,788
Oregon 0.6%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 489,250
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,198,470
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,451,423
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ...
9,285,000 9,622,508
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.4%, 10/01/44 ..... 3,000,000 3,024,478
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.5%, 10/01/49 ..... 5,500,000 5,548,049
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,108,111
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 3,862,658
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 6,115,000 5,222,409
33,527,356
Pennsylvania 2.1%
b
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, 5%, 5/01/32 .................................... 11,975,000 12,361,310
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,314,500
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,158,188

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
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Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
b
Allentown Neighborhood Improvement Zone Development Authority, (continued)
Revenue, 144A, 2022, 5.25%, 5/01/42 .................................. $ 6,275,000 $ 6,512,662
Chester County Industrial Development Authority ,
b
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,250,000 3,676,864
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... 1,500,000 1,549,542
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/39 .......... 3,325,000 3,419,713
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/44 .......... 1,945,000 1,993,314
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 325,000 327,016
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 997,880
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,083,329
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 3,804,033
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 950,780
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,116,726
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 4,175,506
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 2,727,660
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 891,777
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 990,202
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,483,168
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 644,085
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 1,863,156
Montgomery County Industrial Development Authority , ACTS Retirement-Life
Communities, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/36 .... 6,710,000 6,985,268
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 5,614,339
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 17,903,684
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 22,298,415
Philadelphia Authority for Industrial Development ,
Evangelical Services for the Aging Obligated Group, Revenue, A, Refunding, 5%,
7/01/49 ........................................................ 3,000,000 2,598,530
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/51 ........................................................ 1,600,000 1,286,652
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/56 ........................................................ 850,000 661,717
118,390,016
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 14,400,000 9,634,968
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 25,550,000 16,729,910
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,591,988
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 3,220,585
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 10,377,652
41,555,103
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 11,110,000 9,624,993

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
a a
Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota (continued)
City of Sioux Falls, (continued)
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ $ 3,000,000 $ 2,814,899
12,439,892
Tennessee 1.1%
b
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 995,225
Cleveland Forward Phase Two LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 995,224
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/27 ................................................... 19,365,000 16,396,725
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/28 ................................................... 19,400,000 15,787,060
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/29 ................................................... 19,365,000 15,100,720
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/30 ................................................... 19,370,000 14,428,390
b
Nashville Metropolitan Development & Housing Agency , Fifth + Broadway
Redevelopment Area , Tax Allocation , 144A, 2018 , 5.125% , 6/01/36 ............ 900,000 928,145
64,631,489
Texas 8.7%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 6,735,448
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 1,739,029
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,297,631
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,179,520
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,183,132
b
City of Anna ,
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
3.75%, 9/15/31 .................................................. 300,000 260,113
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.5%, 9/15/31 ................................................... 157,000 145,353
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4%, 9/15/41 .................................................... 867,000 750,727
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.25%, 9/15/51 .................................................. 1,406,000 1,179,362
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
5%, 9/15/51 .................................................... 503,000 460,743
b
City of Austin ,
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,384,313
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,450,000 2,384,960
City of Celina ,
b
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 4.875%,
9/01/42 ........................................................ 804,000 774,653
b
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/51 ........................................................ 1,120,000 1,094,549
b
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.25%, 9/01/40 .................................................. 230,000 210,461
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 204,423
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/41 .................................................. 500,000 441,004
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 356,102

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/01/50 ................................................... $ 605,000 $ 525,517
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 479,392
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022, 2.75%,
9/01/27 ........................................................ 290,000 258,741
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.125%, 9/01/32 ................................................. 231,000 192,625
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.375%, 9/01/42 ................................................. 866,000 666,829
Lakes at Mustang Ranch Public Improvement District, Special Assessment, 2020,
Refunding, BAM Insured, 3%, 9/01/35 ................................. 1,020,000 856,137
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 2.75%, 9/01/26 ............................................. 145,000 133,015
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/26 .............................................. 245,000 231,324
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.25%, 9/01/31 ............................................. 150,000 131,664
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4%, 9/01/31 ................................................ 473,000 439,842
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/41 .............................................. 1,205,000 1,003,227
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.25%, 9/01/41 ............................................. 2,015,000 1,786,363
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.5%, 9/01/51 .............................................. 2,501,000 2,174,972
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/27 .................................................. 227,000 208,357
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.625%, 9/01/32 ................................................. 336,000 297,108
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4%, 9/01/43 .................................................... 1,009,000 880,423
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/51 ................................................. 1,033,000 876,938
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2019,
4.25%, 9/01/49 .................................................. 3,065,000 2,731,437
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,800,000 1,539,897
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
2.875%, 9/01/27 ................................................. 115,000 103,646
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/32 .................................................. 250,000 211,732
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/42 ........................................................ 1,175,000 920,639
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 7,000,000 5,877,904
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 364,719
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 498,000 426,785
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 150,000 136,181
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 319,160
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 827,484

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ $ 158,000 $ 137,523
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 379,000 309,295
b
City of Crandall ,
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/31 ........................................................ 409,000 372,029
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/31 .................................................. 161,000 149,492
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/15/41 .................................................. 1,000,000 878,336
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 5%,
9/15/41 ........................................................ 1,144,000 1,071,743
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/15/51 ................................................... 2,000,000 1,716,722
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/15/51 .................................................. 750,000 695,846
b
City of Dayton ,
Westpointe Public Improvement District, Special Assessment, Junior Lien, 144A,
5.75%, 9/01/52 .................................................. 1,464,000 1,453,647
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 4.875%, 9/01/32 ........................................... 269,000 267,110
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.125%, 9/01/42 ........................................... 764,000 760,740
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.25%, 9/01/52 ............................................ 1,000,000 1,001,540
b
City of Elmendorf ,
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/01/31 ................................................. 398,000 334,166
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,205,000 952,641
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 1,172,000 949,508
b
City of Fate ,
Monterra Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
8/15/26 ........................................................ 400,000 368,629
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
8/15/31 ........................................................ 711,000 625,534
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
8/15/41 ........................................................ 1,871,000 1,591,213
Monterra Public Improvement District, Special Assessment, 144A, 2021, 4%, 8/15/51 1,765,000 1,499,799
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ 665,000 622,822
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,064,388
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,599,749
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 112,195
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. 691,000 587,934
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 852,429
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.25%, 8/15/42 .................................................. 1,204,000 1,122,367

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
a a
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Fate, (continued)
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 8/15/52 ................................................. $ 1,100,000 $ 999,345
b
City of Ferris ,
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.375%, 9/01/32 ................................................. 1,074,000 906,423
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.75%, 9/01/42 .................................................. 1,259,000 1,005,881
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 1,577,000 1,303,400
b
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,765,000 1,757,803
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,246,512
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,599,810
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,390,000 1,384,332
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,497,704
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 1,878,132
b
City of Georgetown ,
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/15/32 ................................................. 409,000 382,024
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/15/42 ................................................. 1,060,000 971,746
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/15/47 .................................................. 716,000 649,275
b
City of Haslet ,
Public Improvement District No. 5, Special Assessment, 144A, 2021, 2.625%,
9/01/26 ........................................................ 447,000 408,922
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.25%, 9/01/31 150,000 128,070
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.625%,
9/01/41 ........................................................ 1,271,000 1,017,667
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 442,125
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 381,474
City of Houston Airport System , United Airlines, Inc. , Revenue , 2021 A , 4% , 7/01/41 .
15,990,000 14,470,413
b
City of Hutto ,
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
2.5%, 9/01/26 ................................................... 330,000 299,552
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/01/31 ................................................. 260,000 222,540
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.5%, 9/01/41 ................................................... 1,038,000 831,103
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
2.75%, 9/01/26 .................................................. 270,000 248,561
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/31 ........................................................ 392,000 343,206
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/41 ................................................. 1,000,000 829,646
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 3,479,000 2,846,342

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
a a
Principal
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Hutto, (continued)
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.25%, 9/01/31 .................................................. $ 206,000 $ 176,747
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/41 ................................................. 519,000 417,377
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 1,146,000 930,033
b
City of Justin ,
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3%, 9/01/31 .................................................... 500,000 442,052
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.375%, 9/01/41 ................................................. 2,812,000 2,320,391
b
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 230,000 193,665
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 449,600
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/50 . 440,000 361,407
City of Kyle ,
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 400,000 348,806
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/01/40 ........................................................ 1,310,000 1,088,264
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.5%,
9/01/44 ........................................................ 1,380,000 1,075,858
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/01/46 375,000 323,084
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
9/01/26 ........................................................ 224,000 202,295
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/31 ........................................................ 530,000 457,605
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,428,000 1,162,440
b
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/46 1,000,000 854,902
Kyle 57 Public Improvement District, Special Assessment, 2022, 4.75%, 9/01/32 .. 400,000 397,486
Kyle 57 Public Improvement District, Special Assessment, 2022, 5%, 9/01/42 ..... 2,105,000 2,099,787
b
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/01/32 ................................................. 500,000 469,078
b
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/41 ................................................. 1,185,000 1,100,710
b
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
4.625%, 9/01/41 ................................................. 501,000 474,891
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 274,256
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 893,391
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 1,909,865
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 1,931,652
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,556,680
b
City of Lavon ,
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.5%, 9/15/27 600,000 563,549
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/15/27 ........................................................ 305,000 282,608

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
a a
Principal
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Lavon, (continued)
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/15/32 ........................................................ $ 1,000,000 $ 901,578
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/32 ........................................................ 455,000 416,118
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4%, 9/15/42 2,259,000 2,007,836
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/15/42 ........................................................ 1,000,000 888,909
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/52 ........................................................ 5,295,000 4,527,340
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.5%, 9/15/52 1,495,000 1,291,921
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 478,038
b
City of Liberty Hill ,
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 2.625%,
9/01/27 ........................................................ 550,000 507,362
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/27 ........................................................ 225,000 212,440
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.125%,
9/01/32 ........................................................ 750,000 662,439
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/01/32 ........................................................ 275,000 251,814
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.375%,
9/01/42 ........................................................ 1,771,000 1,452,750
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/01/42 ........................................................ 1,097,000 974,696
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/52 ........................................................ 2,500,000 2,150,106
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/01/52 ........................................................ 1,705,000 1,492,956
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 221,824
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 768,848
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,590,553
b
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/15/26 ........................................................ 110,000 98,578
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/26 ................................................. 210,000 189,561
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 211,590
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/15/31 ........................................................ 310,000 268,784
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ 700,000 553,897
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/41 ................................................. 830,000 723,886
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 845,629
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 1,225,000 1,033,743
b
City of Marble Falls ,
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/31 ................................................. 350,000 314,208
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.625%, 9/01/31 ................................................. 150,000 137,789

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a a
Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Marble Falls, (continued)
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/01/41 ................................................. $ 1,000,000 $ 883,934
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.875%, 9/01/41 ................................................. 450,000 402,216
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/01/51 ................................................. 1,470,000 1,251,437
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
5.125%, 9/01/51 ................................................. 620,000 574,254
b
City of Mclendon-Chisholm ,
Special Assessment, 144A, 2021, 2.625%, 9/15/26 ......................... 205,000 187,872
Special Assessment, 144A, 2021, 3.625%, 9/15/41 ......................... 620,000 504,103
Special Assessment, 144A, 2021, 4%, 9/15/51 ............................ 865,000 725,091
Sonoma Public Improvement District, Special Assessment, 144A, 2022, 5.375%,
9/15/32 ........................................................ 250,000 250,881
Sonoma Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/52 ........................................................ 2,700,000 2,699,285
b
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ 410,000 362,399
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/31 ................................................. 230,000 213,369
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 937,486
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/15/41 ........................................................ 420,000 378,152
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,398,125
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/51 .................................................. 610,000 535,232
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
4.75%, 9/15/32 .................................................. 625,000 613,741
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.5%, 9/15/32 ................................................... 309,000 303,393
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.25%, 9/15/42 .................................................. 1,516,000 1,472,081
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
6%, 9/15/42 .................................................... 750,000 737,967
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.375%, 9/15/52 ................................................. 2,509,000 2,422,020
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
6.125%, 9/15/52 ................................................. 1,410,000 1,393,731
b
City of New Braunfels ,
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/26 ................................................. 220,000 206,039
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/31 .................................................. 320,000 295,703
Solms Landing Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 882,000 772,797
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/51 .................................................. 1,454,000 1,249,992
b
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 272,203
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 1,021,313

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
a a
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a
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a a a a a
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(continued)
Texas (continued)
b
City of Oak Point, (continued)
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ $ 1,060,000 $ 919,867
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
2.75%, 9/01/31 .................................................. 160,000 136,679
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.125%, 9/01/41 ................................................. 643,000 503,728
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 987,000 845,767
b
City of Pilot Point ,
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.25%,
9/15/32 ........................................................ 500,000 503,176
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/32 ........................................................ 200,000 201,552
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/42 ........................................................ 1,550,000 1,552,330
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/15/52 ........................................................ 2,753,000 2,755,018
Creekview Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 2,078,000 2,103,659
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
9/15/32 ........................................................ 500,000 506,892
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/15/32 ........................................................ 810,000 826,372
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/48 ........................................................ 4,026,000 4,075,416
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 6%, 9/15/52 4,001,000 4,045,650
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 6.5%,
9/15/52 ........................................................ 1,600,000 1,627,052
b
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 7,750,000 6,429,285
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,343,000 1,933,175
b
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 128,000 123,626
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 165,281
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 571,115
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 936,000 822,524
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/27 ........................................................ 201,000 196,221
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 280,000 268,392
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4.25%,
9/01/42 ........................................................ 752,000 703,446
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022,
4.375%, 9/01/52 ................................................. 1,139,000 1,039,578
Brookside Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/01/26 ........................................................ 109,000 101,060
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 126,000 110,353
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 262,182

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a a
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a a a a a
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Texas (continued)
b
City of Princeton, (continued)
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ $ 431,000 $ 369,445
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 4.75%,
9/01/32 ........................................................ 382,000 380,797
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
9/01/42 ........................................................ 850,000 845,790
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 5.25%,
9/01/52 ........................................................ 1,376,000 1,367,766
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 182,250
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 404,640
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 578,976
Winchester Public Improvement District, Special Assessment, 144A, 2021, 2.875%,
9/01/31 ........................................................ 110,000 95,780
Winchester Public Improvement District, Special Assessment, 144A, 2021, 3.25%,
9/01/41 ........................................................ 518,000 408,445
Winchester Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 616,000 527,765
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 461,000 470,532
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,011,000 1,028,912
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.25%, 9/01/52 .................................................. 2,220,000 2,259,141
b
City of Red Oak ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 150,000 136,693
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 354,000 302,166
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.375%,
9/15/41 ........................................................ 500,000 394,128
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 . 665,000 563,930
b
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.125%, 9/15/31 ............................................ 200,000 180,832
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/31 ............................................. 300,000 279,418
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/41 ............................................. 820,000 702,748
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.125%, 9/15/41 ............................................ 600,000 542,893
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/51 ................................................ 1,172,000 993,874
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,000,000 871,933
b
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 411,744
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 207,011
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 201,109
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 1,036,873

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
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Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Royse City, (continued)
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ $ 590,000 $ 539,393
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 351,862
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ 1,780,000 1,544,281
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 641,605
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 542,635
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 2,705,317
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 588,583
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,184,296
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.75%,
9/15/49 ........................................................ 1,495,000 1,459,074
b
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 358,903
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 896,227
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 2,035,000 1,972,160
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,264,340
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,148,510
City of San Marcos ,
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 260,000 261,419
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 305,000 303,862
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,300,000 1,303,850
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,300,000 1,304,063
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
3.75%, 9/01/27 .................................................. 300,000 286,658
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 425,000 397,898
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/01/42 .................................................. 1,221,000 1,074,933
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4.5%,
9/01/51 ........................................................ 1,621,000 1,395,756
b
City of Santa Fe ,
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022,
4.875%, 9/01/42 ................................................. 508,000 486,101
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/52 ........................................................ 858,000 836,761
b
City of Sinton ,
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 9/01/27 ................................................. 381,000 365,962
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 660,000 625,724
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,000,000 964,605
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.25%, 9/01/51 .................................................. 1,250,000 1,176,043

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
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a a a a a
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(continued)
Texas (continued)
b
City of Tomball , Raburn Reserve Public Improvement District , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ......................................... $ 375,000 $ 341,440
b
City of Venus ,
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 234,000 213,843
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 216,613
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/15/41 ................................................. 1,105,000 883,357
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 2,024,000 1,734,433
b
City of Waxahachie ,
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
8/15/32 ........................................................ 302,000 307,573
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
8/15/52 ........................................................ 2,395,000 2,437,168
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
3,855,000 3,901,165
b
Club Municipal Management District No. 1 ,
Improvement Area #2, Special Assessment, 144A, 2021, 2.5%, 9/01/26 ......... 200,000 183,957
Improvement Area #2, Special Assessment, 144A, 2021, 3%, 9/01/31 ........... 271,000 233,469
Improvement Area #2, Special Assessment, 144A, 2021, 3.25%, 9/01/41 ........ 1,012,000 800,440
Improvement Area #2, Special Assessment, 144A, 2021, 4%, 9/01/50 ........... 1,420,000 1,220,637
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 3.5%, 10/01/31 . 450,000 378,175
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 5%, 10/01/50 .. 1,200,000 992,519
b
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 88,699
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 669,979
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 1,010,526
b
County of Medina ,
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/26 ........................................................ 240,000 219,783
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.125%,
9/01/31 ........................................................ 400,000 364,618
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.875%,
9/01/31 ........................................................ 815,000 745,062
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 1,085,000 941,471
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.25%,
9/01/41 ........................................................ 780,000 728,276
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.75%,
9/01/50 ........................................................ 870,000 750,609
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.5%,
9/01/50 ........................................................ 1,160,000 1,089,344
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,065,000 7,175,290
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 10,514,581
Revenue, First Tier, 2013 A, 5.125%, 10/01/43 ............................ 2,850,000 2,895,952
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,589,811
e
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 830,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 3,112,500

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
121
a a
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Amount
a
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a a a a a
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(continued)
Texas (continued)
e
Mesquite Health Facilities Development Corp., (continued)
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ $ 5,175,000 $ 4,295,250
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 49,500
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 2,299,500
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 2,190,000 2,200,804
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,426,204
b
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 504,130
b
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,559,122
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 4,981,247
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,512,185
Morningside Ministries Obligated Group, Revenue, 2013, Refunding, 6.5%, 1/01/43 4,350,000 4,405,156
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 3,661,422
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 25,500,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,561,351
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 11,690,928
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 2,234,855
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 125,000 118,350
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 120,000 108,746
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 14,845,000 13,477,753
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 6,505,000 5,889,939
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 2,915,307
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 888,366
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 949,895
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 3,468,484
b
North Parkway Municipal Management District No. 1 ,
Special Assessment, 144A, 2021, 3.625%, 9/15/26 ......................... 1,000,000 975,001
Special Assessment, 144A, 2021, 4.25%, 9/15/31 ......................... 1,500,000 1,456,117
Special Assessment, 144A, 2021, 4.75%, 9/15/41 ......................... 5,000,000 4,829,619
Special Assessment, 144A, 2021, 5%, 9/15/51 ............................ 6,250,000 6,154,048
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 3.625%, 9/15/31 ............................................ 250,000 228,085
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/41 ................................................ 1,000,000 897,415
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,160,000 1,027,455
North Texas Tollway Authority ,
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,633,130
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 32,257,482
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 12,324,845
b
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 765,000 760,185
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,071,699

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. $ 5,075,000 $ 4,173,919
Red River Education Finance Corp. , Houston Baptist University , Revenue , 2017 ,
Refunding , 5.5% , 10/01/46 ........................................... 4,250,000 4,365,080
e
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,710,000
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
(The) , Revenue , A-1 , Refunding , 5% , 10/01/49 ............................ 5,125,000 5,162,750
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/46 ...... 3,000,000 848,603
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/47 ...... 5,750,000 1,534,695
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/51 ...... 3,500,000 745,026
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/52 ...... 4,000,000 802,345
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/53 ...... 400,000 75,811
b
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 820,000 756,139
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 750,000 654,359
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 676,866
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 2,450,000 2,145,252
b
Town of Lakewood Village ,
Public Improvement District No. 1, Special Assessment, 144A, 2022, 4.75%, 9/15/32 445,000 437,328
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.25%, 9/15/42 1,400,000 1,361,098
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.375%,
9/15/52 ........................................................ 2,400,000 2,320,175
b
Town of Little Elm ,
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.25%,
9/01/27 ........................................................ 139,000 128,010
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/32 ........................................................ 205,000 177,703
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/42 ........................................................ 529,000 431,399
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 509,000 419,304
Town of Ponder ,
Special Assessment, 2017, 5%, 9/01/45 ................................. 500,000 501,752
Special Assessment, 2017, 5%, 9/01/47 ................................. 865,000 867,133
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 223,357
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 346,980
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 391,511
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 647,516
504,376,258
Utah 0.5%
Military Installation Development Authority ,
Revenue, 2021 A-1, 4%, 6/01/52 ...................................... 3,000,000 2,322,761
Revenue, 2021 A-2, 4%, 6/01/36 ...................................... 2,250,000 1,954,065
Revenue, 2021 A-2, 4%, 6/01/41 ...................................... 7,215,000 5,942,115
Revenue, 2021 A-2, 4%, 6/01/52 ...................................... 21,745,000 16,552,742
b
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 470,177
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 788,602
28,030,462

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
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a a a a a
Municipal Bonds
(continued)
Vermont 0.0%
†
Vermont Economic Development Authority , Wake Robin Corp. , Revenue , 2021 A ,
Refunding , 4% , 5/01/45 ............................................. $ 2,850,000 $ 2,259,132
Virgin Islands 0.1%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 4,500,000 4,671,694
Virginia 0.4%
b
Farms New Kent Community Development Authority , Special Assessment , 144A, 2021
A , Refunding , 3.75% , 3/01/36 ......................................... 7,100,000 6,752,241
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 505,915
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 502,660
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/40 ... 1,000,000 1,017,112
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 3,700,000 3,719,987
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 1,993,209
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ 3,550,000 3,382,368
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 3,814,114
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/41 ..................................... 625,000 516,142
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/47 ..................................... 1,000,000 779,193
22,982,941
Washington 1.1%
c
Coalview Centralia LLC , 15% , 3/31/22 .................................... 212,000 212,000
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
1,310,000 1,462,608
Washington Economic Development Finance Authority ,
e
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 608,000
e
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... 12,855,000 2,056,800
g
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,250,000 24,256,848
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 5,000,000 5,172,098
b
Washington State Housing Finance Commission ,
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/51 ........ 15,070,000 12,044,259
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/49 .............................................. 2,750,000 2,407,768
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 1,800,000 1,544,217
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 2,008,050
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,488,369
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 7,221,172
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 4,880,570
65,362,759
West Virginia 0.2%
County of Kanawha , West Virginia State University Foundation, Inc. , Revenue , 2013 ,
Pre-Refunded , 6.75% , 7/01/45 ........................................ 6,650,000 6,879,454
b
Monongalia County Commission Excise Tax District ,
Revenue, 144A, 2021 A, Refunding, 4.125%, 6/01/43 ....................... 2,250,000 2,082,408

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
124
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia (continued)
b
Monongalia County Commission Excise Tax District, (continued)
Revenue, 144A, 2021 B, 4.875%, 6/01/43 ............................... $ 1,635,000 $ 1,497,993
10,459,855
Wisconsin 2.2%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 903,055
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 5,895,708
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 7,900,000 7,702,572
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 2,756,539
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,196,886
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/40 ........ 815,000 808,304
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/54 ........ 1,380,000 1,316,588
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4%, 7/01/41 1,000,000 796,317
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4.25%,
7/01/51 ........................................................ 4,000,000 3,054,184
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,232,156
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 7,359,367
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 1,840,250
b
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 13,200,000 13,111,116
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 292,410
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... 1,000,000 912,016
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,132,445
b
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 C, 4.6%, 12/01/37 5,460,000 4,668,579
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 609,277
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 3,768,956
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/45 .................................................. 1,665,000 1,613,732
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 6,810,000 6,464,823
b
Ocean Academy Charter School, Revenue, 144A, 2021, 4%, 10/15/31 .......... 185,000 169,663
b
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/41 .......... 570,000 537,153
b
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/51 .......... 1,130,000 1,024,101
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/31 ................. 600,000 593,657
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/51 ................. 2,250,000 2,019,530
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/56 ................. 2,465,000 2,180,656
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-2, 5.35%, 7/01/40 ..... 3,000,000 2,593,367
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 B, 5.25%, 7/01/61 ....... 2,000,000 1,676,746
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 8,970,000 9,076,260
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 8,514,712
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,865,000 1,747,374
b,g
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 1,661,274
b,g
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 18,000,000 15,039,171
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 6%, 7/01/28 ................... 175,000 141,465
Chiara Communities, Inc., Revenue, 2018 C, 6.5%, 7/01/33 .................. 300,000 218,882
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 670,511
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 5,750,000 3,932,763
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/41 ........ 850,000 725,893
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/51 ........ 1,000,000 794,004
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/56 ........ 1,000,000 772,262
124,524,724

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
125
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 9.4%
District of Columbia 0.7%
District of Columbia ,
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... $ 2,900,000 $ 3,006,267
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 39,652,567
42,658,834
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
7,960,000 7,743,228
Puerto Rico 8.6%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 9,500,000 9,648,432
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,544,887
Commonwealth of Puerto Rico ,
h
GO, FRN, Zero Cpn., 11/01/43 ........................................ 1 1
GO, 2022 A-1, 5.25%, 7/01/23 ........................................ 872,766 885,980
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 1,740,691 1,796,511
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 1,724,925 1,830,499
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 1,696,941 1,827,654
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 1,648,225 1,808,213
GO, 2022 A-1, 4%, 7/01/33 .......................................... 1,562,950 1,464,509
GO, 2022 A-1, 4%, 7/01/35 .......................................... 8,466,884 7,784,908
GO, 2022 A-1, 4%, 7/01/37 .......................................... 10,929,915 9,794,237
GO, 2022 A-1, 4%, 7/01/41 .......................................... 1,769,144 1,545,017
GO, 2022 A-1, 4%, 7/01/46 .......................................... 21,788,775 18,503,311
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 520,047 480,652
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 2,011,366 1,144,662
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
41,597,885 37,230,107
b
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/28 .......................... 17,705,000 18,582,391
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/33 .......................... 4,295,000 4,437,953
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/37 .......................... 35,000,000 35,594,797
Revenue, 144A, 2021 B, Refunding, 4%, 7/01/42 .......................... 2,500,000 2,210,690
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 15,000,000 15,047,174
e
Puerto Rico Electric Power Authority ,
Revenue, 1, 10%, 1/01/21 ........................................... 6,000,000 5,205,000
Revenue, 2013 A, 7.25%, 7/01/30 ..................................... 25,000,000 21,250,000
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 29,750,000 25,138,750
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 4,225,000
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 5,500,000 4,771,250
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 5,500,000 4,771,250
Revenue, E-2, 10%, 7/01/21 ......................................... 6,000,000 5,205,000
Revenue, E-3, 10%, 1/01/22 ......................................... 1,989,500 1,725,891
Revenue, E-4, 10%, 7/01/22 ......................................... 1,989,499 1,725,890
Revenue, XX, 5.75%, 7/01/36 ........................................ 23,620,000 19,368,400
Revenue, XX, 5.25%, 7/01/40 ........................................ 10,895,000 8,852,188
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 700,000 710,489
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 9,080,000 9,071,220
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 16,835,000 17,443,875
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 392,997
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 55,590,000 53,928,237
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 202,341,000 57,949,107
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 49,093,000 47,780,739

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... $ 32,541,000 $ 30,429,148
494,107,016
Total U.S. Territories .................................................................... 544,509,078
Total Municipal Bonds (Cost $5,667,134,672) ...................................
5,516,548,510
Total Long Term Investments (Cost $5,865,976,239) .............................
5,704,512,249
a
a a a a
Short Term Investments 0.0%
Municipal Bonds 0.0%
†
Pennsylvania 0.0%
†
i
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 1.15% , 12/01/37 ............................................... 400,000 400,000
Total Municipal Bonds (Cost $400,000) .........................................
400,000
Total Short Term Investments (Cost $400,000 ) ..................................
400,000
a
Total Investments (Cost $5,866,376,239) 98.9% ..................................
$5,704,912,249
Other Assets, less Liabilities 1.1% .............................................
62,614,765
Net Assets 100.0% ...........................................................
$5,767,527,014
See Abbreviations on page 175 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $1,583,071,907, representing 27.4% of net assets.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
See Note 7 regarding credit risk and defaulted securities.
f
Security purchased on a when-issued basis. See Note 1(b).
g
The maturity date shown represents the mandatory put date.
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
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127
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.48 $11.84 $12.20 $11.47 $11.39
Income from investment operations
c
:
Net investment income
d
......................... 0.11 0.22 0.28 0.31 0.16
Net realized and unrealized gains (losses) ........... (0.97) (0.36) (0.37) 0.74 0.08
Total from investment operations .................... (0.86) (0.14) (0.09) 1.05 0.24
Less distributions from:
Net investment income .......................... (0.11) (0.22) (0.27) (0.32) (0.16)
Net asset value, end of period ...................... $10.51 $11.48 $11.84 $12.20 $11.47
Total return
e
................................... (7.49)% (1.24)% (0.71)% 9.29% 2.12%
Ratios to average net assets
f
Expenses
g
.................................... 0.88% 0.88% 0.86% 0.87% 0.86%
Net investment income ........................... 2.08% 1.83% 2.31% 2.64% 2.88%
Supplemental data
Net assets, end of period (000’s) .................... $56,326 $64,555 $58,926 $44,347 $20,086
Portfolio turnover rate ............................ 5.03% 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
128
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.47 $11.83 $12.20 $11.46 $11.47 $11.63
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.24 0.30 0.33 0.35 0.35
Net realized and unrealized gains (losses) (0.96) (0.36) (0.38) 0.75 (0.01) (0.15)
Total from investment operations ........ (0.84) (0.12) (0.08) 1.08 0.34 0.20
Less distributions from:
Net investment income .............. (0.12) (0.24) (0.29) (0.34) (0.35) (0.36)
Net asset value, end of period .......... $10.51 $11.47 $11.83 $12.20 $11.46 $11.47
Total return
d
....................... (7.34)% (1.09)% (0.64)% 9.55% 2.98% 1.66%
Ratios to average net assets
e
Expenses ......................... 0.73%
f
0.73%
f
0.72%
f
0.72%
f
0.71%
f
0.68%
Net investment income ............... 2.23% 2.00% 2.48% 2.79% 3.03% 3.02%
Supplemental data
Net assets, end of period (000’s) ........ $187,536 $218,895 $245,351 $307,452 $314,235 $363,555
Portfolio turnover rate ................ 5.03% 21.84% 18.21% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
129
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.62 $11.98 $12.35 $11.60 $11.61 $11.77
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.17 0.23 0.27 0.28 0.29
Net realized and unrealized gains (losses) (0.98) (0.36) (0.38) 0.76 (0.01) (0.16)
Total from investment operations ........ (0.89) (0.19) (0.15) 1.03 0.27 0.13
Less distributions from:
Net investment income .............. (0.09) (0.17) (0.22) (0.28) (0.28) (0.29)
Net asset value, end of period .......... $10.64 $11.62 $11.98 $12.35 $11.60 $11.61
Total return
d
....................... (7.67)% (1.54)% (1.26)% 8.95% 2.37% 1.08%
Ratios to average net assets
e
Expenses ......................... 1.27%
f
1.27%
f
1.26%
f
1.27%
f
1.26%
f
1.23%
Net investment income ............... 1.65% 1.44% 1.90% 2.24% 2.48% 2.47%
Supplemental data
Net assets, end of period (000’s) ........ $13,831 $17,988 $27,111 $31,713 $33,253 $56,607
Portfolio turnover rate ................ 5.03% 21.84% 18.21% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
130
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.48 $11.84 $12.20 $11.46 $11.48 $11.76
Income from investment operations
c
:
Net investment income
d
............. 0.13 0.25 0.31 0.34 0.36 0.21
Net realized and unrealized gains (losses) (0.97) (0.35) (0.36) 0.76 (0.02) (0.28)
Total from investment operations ........ (0.84) (0.10) (0.05) 1.10 0.34 (0.07)
Less distributions from:
Net investment income .............. (0.13) (0.26) (0.31) (0.36) (0.36) (0.21)
Net asset value, end of period .......... $10.51 $11.48 $11.84 $12.20 $11.46 $11.48
Total return
e
....................... (7.35)% (0.86)% (0.50)% 9.69% 3.01% (0.65)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.59% 0.58% 0.60% 0.59% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.58%
g
0.58%
g
0.57%
g
0.58%
g
0.57%
g
0.55%
Net investment income ............... 2.35% 2.13% 2.60% 2.93% 3.17% 3.15%
Supplemental data
Net assets, end of period (000’s) ........ $12,277 $20,888 $16,909 $12,458 $1,284 $1,688
Portfolio turnover rate ................ 5.03% 21.84% 18.21% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
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131
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.47 $11.83 $12.20 $11.46 $11.48 $11.63
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.30 0.34 0.36 0.36
Net realized and unrealized gains (losses) (0.96) (0.36) (0.37) 0.75 (0.02) (0.14)
Total from investment operations ........ (0.83) (0.11) (0.07) 1.09 0.34 0.22
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.30) (0.35) (0.36) (0.37)
Net asset value, end of period .......... $10.51 $11.47 $11.83 $12.20 $11.46 $11.48
Total return
d
....................... (7.29)% (0.99)% (0.54)% 9.65% 2.98% 1.84%
Ratios to average net assets
e
Expenses ......................... 0.63%
f
0.63%
f
0.61%
f
0.62%
f
0.61%
f
0.58%
Net investment income ............... 2.33% 2.10% 2.55% 2.89% 3.13% 3.12%
Supplemental data
Net assets, end of period (000’s) ........ $96,057 $109,947 $106,533 $60,927 $50,814 $63,366
Portfolio turnover rate ................ 5.03% 21.84% 18.21% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Massachusetts Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
132
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.1%
Software 0.1%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 400,000 $ 400,000
Total Corporate Bonds (Cost $400,000) ........................................
400,000
Municipal Bonds 95.0%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,200,000 1,038,590
Florida 0.6%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 530,550
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,000,000 1,699,000
2,229,550
Illinois 0.8%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,750,000 1,598,638
State of Illinois ,
GO, 2017 D, 5%, 11/01/26 ........................................... 1,000,000 1,060,192
GO, 2017 D, 5%, 11/01/27 ........................................... 140,000 149,870
2,808,700
Massachusetts 87.4%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. 2,095,000 2,371,789
GO, 3%, 3/01/34 .................................................. 1,485,000 1,417,458
GO, 3%, 3/01/35 .................................................. 2,130,000 1,986,851
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , Pre-Refunded ,
4% , 11/01/28 ..................................................... 4,400,000 4,548,572
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,146,879
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,120,202
GO, 2020, Refunding, 3%, 9/01/34 ..................................... 1,000,000 929,686
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,617,959
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,405,240
Commonwealth of Massachusetts ,
GO, 2018 A, 5%, 1/01/47 ............................................ 5,000,000 5,323,392
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 5,404,073
GO, F, 4%, 11/01/29 ................................................ 6,000,000 6,014,587
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 14,101,075
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 7,175,000 6,977,217
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 5,000,000 5,302,100
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 5,338,065
Transportation Fund, Revenue, 2019 A, 5%, 6/01/49 ....................... 1,925,000 2,073,987
Massachusetts Bay Transportation Authority ,
Sales Tax, Revenue, A, 5%, 7/01/40 .................................... 5,000,000 5,267,721
Sales Tax, Revenue, A-1, Refunding, 5.25%, 7/01/30 ....................... 4,000,000 4,753,696
Sales Tax, Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 ................. 2,500,000 2,654,892
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 250,000 250,680
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 65,000 65,164
Revenue, 7, 5.125%, 2/01/31 ......................................... 130,000 130,290
Massachusetts Development Finance Agency ,
Babson College, Revenue, 2022, Refunding, 4%, 10/01/44 ................... 700,000 647,753
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................ 1,000,000 956,121
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,114,146
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,213,410
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,580,046

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
133
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. $ 2,410,000 $ 2,617,584
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 4,956,343
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 7,232,910
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 C, 4%,
11/01/46 ....................................................... 1,250,000 1,159,399
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/41 ...................... 435,000 406,475
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/51 ...................... 300,000 265,570
b,c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 1,000,000 1,005,413
b,c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/31 ........ 870,000 855,003
b,c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/41 ........ 485,000 444,842
b,c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/51 ........ 520,000 449,540
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 5,344,541
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,052,261
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 7,282,478
Mass General Brigham, Inc., Revenue, 2020 A-2, Refunding, 4%, 7/01/41 ....... 1,000,000 970,997
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 475,000 440,364
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 3,650,000 3,243,275
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,065,179
Northeastern University, Revenue, 2022, Refunding, 5%, 10/01/44 ............. 2,375,000 2,577,303
President & Trustees of Williams College (The), Revenue, 2017 S, 4%, 7/01/46 ... 9,550,000 9,220,617
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 5,416,900
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/34 . 735,000 710,483
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/39 . 750,000 705,779
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/41 . 500,000 464,669
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/48 . 1,750,000 1,557,620
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 5,795,000 5,191,910
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 6,590,000 6,904,180
Springfield College, Revenue, 2021 B, Refunding, 4%, 6/01/50 ................ 2,695,000 2,387,500
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 4,150,000 3,779,930
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 7,250,000 6,502,381
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 3,992,280
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 4,757,996
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 5,988,016
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 3,064,742
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,311,386
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,091,005
Worcester Polytechnic Institute, Revenue, 2012, Refunding, 4%, 9/01/49 ........ 4,825,000 4,825,000
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,133,306
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,217,068
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,504,766
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,000,000 2,127,285
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,363,163
Massachusetts Housing Finance Agency ,
Revenue, 2009 C, 5.125%, 12/01/39 ................................... 1,045,000 1,045,811
Revenue, 2009 C, 5.35%, 12/01/49 .................................... 2,770,000 2,772,302
Revenue, 2012 F, 3.15%, 12/01/32 ..................................... 105,000 99,545
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 41,232
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 878,617
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 2,860,000 2,426,972
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 3,996,412
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,707,786

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
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134
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Port Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ $ 5,000,000 $ 5,478,576
Revenue, 2021 B, Refunding, 5%, 7/01/40 ............................... 1,215,000 1,304,497
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,516,541
Revenue, 2019 A, 5%, 2/15/44 ........................................ 1,000,000 1,091,007
Revenue, Senior Lien, 2016 C, Refunding, 5%, 11/15/34 .................... 5,000,000 5,417,220
Massachusetts State College Building Authority , Revenue , 2017 D , Refunding , 4% ,
5/01/38 ......................................................... 4,350,000 4,395,083
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,120,823
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 3,023,466
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Pre-Refunded, 5%, 8/01/40 ............................ 5,000,000 5,485,735
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 4,358,599
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 6,331,413
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,237,404
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,403,067
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,356,708
Town of Belmont , GO , 2019 , 4% , 3/15/45 .................................
3,020,000 2,989,510
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,224,889
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,631,695
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,120,243
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 4,852,606
University of Massachusetts Building Authority ,
Revenue, 2022-1, 4%, 11/01/46 ....................................... 4,000,000 3,800,115
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 3,240,000 3,412,400
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 760,000 802,087
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 5,451,203
320,074,074
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 250,000 244,941
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 1,000,000 1,071,276
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 361,717
1,677,934
New York 0.6%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... 750,000 697,342
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,900,000 1,659,432
2,356,774
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 800,000 648,201
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 800,000 647,519
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 795,298
2,091,018
Tennessee 0.1%
d
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 500,000 523,040

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
135
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... $ 1,100,000 $ 870,692
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 241,378
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,125,009
2,237,079
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 647,624
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 668,772
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 2,100,000 2,085,859
2,754,631
U.S. Territories 2.6%
Puerto Rico 2.6%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 5,000,000 5,086,211
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,700,000 2,725,926
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 250,000 250,747
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/31 .. 440,000 488,214
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/39 .. 200,000 179,085
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
660,000 640,270
9,370,453
Total U.S. Territories .................................................................... 9,370,453
Total Municipal Bonds (Cost $368,488,948) .....................................
347,809,467
Total Long Term Investments (Cost $368,888,948) ...............................
348,209,467
a
a a a a
Short Term Investments 4.9%
Municipal Bonds 4.9%
Massachusetts 4.9%
e
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.8% , 11/01/49 ............ 17,800,000 17,800,000
Total Municipal Bonds (Cost $17,800,000) ......................................
17,800,000
Total Short Term Investments (Cost $17,800,000 ) ................................
17,800,000
a
Total Investments (Cost $386,688,948) 100.0% ..................................
$366,009,467
Other Assets, less Liabilities 0.0%
†
............................................
16,975
Net Assets 100.0% ...........................................................
$366,026,442

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
136
See Abbreviations on page 175 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $11,825,803, representing 3.2% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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137
0
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.18 $11.46 $11.77 $11.14 $11.10
Income from investment operations
c
:
Net investment income
d
......................... 0.14 0.27 0.29 0.30 0.17
Net realized and unrealized gains (losses) ........... (0.96) (0.28) (0.32) 0.65 0.04
Total from investment operations .................... (0.82) (0.01) (0.03) 0.95 0.21
Less distributions from:
Net investment income .......................... (0.14) (0.27) (0.28) (0.32) (0.17)
Net asset value, end of period ...................... $10.22 $11.18 $11.46 $11.77 $11.14
Total return
e
................................... (7.40)% (0.18)% (0.18)% 8.61% 1.97%
Ratios to average net assets
f
Expenses
g
.................................... 0.83% 0.82% 0.82% 0.82% 0.83%
Net investment income ........................... 2.58% 2.30% 2.50% 2.67% 3.28%
Supplemental data
Net assets, end of period (000’s) .................... $125,782 $141,419 $118,815 $109,130 $55,866
Portfolio turnover rate ............................ 2.68% 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
138
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.16 $11.45 $11.76 $11.13 $11.11 $11.45
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.28 0.30 0.32 0.38 0.39
Net realized and unrealized gains (losses) (0.95) (0.29) (0.31) 0.64 0.03 (0.31)
Total from investment operations ........ (0.81) (0.01) (0.01) 0.96 0.41 0.08
Less distributions from:
Net investment income .............. (0.14) (0.28) (0.30) (0.33) (0.39) (0.42)
Net asset value, end of period .......... $10.21 $11.16 $11.45 $11.76 $11.13 $11.11
Total return
d
....................... (7.25)% (0.11)% (0.03)% 8.78% 3.78% 0.68%
Ratios to average net assets
e
Expenses ......................... 0.68%
f
0.67%
f
0.67%
f
0.67%
f
0.68%
f
0.67%
Net investment income ............... 2.74% 2.45% 2.67% 2.82% 3.43% 3.46%
Supplemental data
Net assets, end of period (000’s) ........ $402,522 $464,256 $516,756 $584,519 $596,817 $650,527
Portfolio turnover rate ................ 2.68% 7.69% 15.41% 17.99% 13.26% 12.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
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139
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.31 $11.60 $11.92 $11.28 $11.26 $11.60
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.22 0.24 0.26 0.32 0.33
Net realized and unrealized gains (losses) (0.98) (0.29) (0.32) 0.65 0.03 (0.32)
Total from investment operations ........ (0.86) (0.07) (0.08) 0.91 0.35 0.01
Less distributions from:
Net investment income .............. (0.11) (0.22) (0.24) (0.27) (0.33) (0.35)
Net asset value, end of period .......... $10.34 $11.31 $11.60 $11.92 $11.28 $11.26
Total return
d
....................... (7.59)% (0.66)% (0.66)% 8.19% 3.15% 0.11%
Ratios to average net assets
e
Expenses ......................... 1.22%
f
1.22%
f
1.22%
f
1.22%
f
1.23%
f
1.22%
Net investment income ............... 2.14% 1.87% 2.10% 2.27% 2.88% 2.91%
Supplemental data
Net assets, end of period (000’s) ........ $46,118 $58,632 $87,934 $117,600 $125,982 $188,806
Portfolio turnover rate ................ 2.68% 7.69% 15.41% 17.99% 13.26% 12.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
140
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.17 $11.46 $11.77 $11.14 $11.12 $11.37
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.30 0.32 0.34 0.40 0.25
Net realized and unrealized gains (losses) (0.95) (0.29) (0.31) 0.64 0.03 (0.26)
Total from investment operations ........ (0.80) 0.01 0.01 0.98 0.43 (0.01)
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.32) (0.35) (0.41) (0.24)
Net asset value, end of period .......... $10.22 $11.17 $11.46 $11.77 $11.14 $11.12
Total return
e
....................... (7.18)% 0.03% 0.11% 8.92% 3.91% (0.11)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.53% 0.53% 0.53% 0.54% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.53%
g
0.53%
g
0.53%
g
0.53%
g,h
0.54%
g,h
0.53%
Net investment income ............... 2.88% 2.59% 2.80% 2.96% 3.57% 3.60%
Supplemental data
Net assets, end of period (000’s) ........ $34,024 $35,920 $32,012 $33,376 $20,459 $19,936
Portfolio turnover rate ................ 2.68% 7.69% 15.41% 17.99% 13.26% 12.70%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

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Franklin New Jersey Tax-Free Income Fund
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141
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.17 $11.46 $11.77 $11.14 $11.12 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.31 0.33 0.39 0.40
Net realized and unrealized gains (losses) (0.96) (0.29) (0.31) 0.64 0.03 (0.31)
Total from investment operations ........ (0.81) 0.01 — 0.97 0.42 0.09
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.31) (0.34) (0.40) (0.43)
Net asset value, end of period .......... $10.21 $11.17 $11.46 $11.77 $11.14 $11.12
Total return
d
....................... (7.29)% (0.01)% 0.07% 8.88% 3.87% 0.77%
Ratios to average net assets
e
Expenses ......................... 0.58%
f
0.57%
f
0.57%
f
0.57%
f
0.58%
f
0.57%
Net investment income ............... 2.83% 2.55% 2.76% 2.92% 3.53% 3.56%
Supplemental data
Net assets, end of period (000’s) ........ $89,526 $103,449 $94,236 $81,747 $75,607 $79,286
Portfolio turnover rate ................ 2.68% 7.69% 15.41% 17.99% 13.26% 12.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
142
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.1%
Software 0.1%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 700,000 $ 700,000
Total Corporate Bonds (Cost $700,000) ........................................
700,000
Municipal Bonds 95.9%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,125,139
Delaware 1.9%
Delaware River & Bay Authority , Revenue , 2019 , Refunding , 4% , 1/01/44 .........
13,500,000 13,089,704
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,536,000 3,988,233
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 601,290
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 3,650,000 3,100,675
7,690,198
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,140,134
New Jersey 76.4%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 942,399
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 5,111,339
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 3,689,922
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 3,804,865
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,013,601
b
Camden County Improvement Authority (The) , Camden Prep, Inc. , Revenue , 144A,
2022 , 5% , 7/15/52 ................................................. 3,000,000 2,966,223
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn ., 6/15/24 .............
1,000,000 951,431
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,102,151
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,037,271
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,080,501
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,102,477
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,151,929
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,085,264
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/38 ........................................................ 1,645,000 1,520,762
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/51 ........................................................ 2,700,000 2,300,047
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/56 ........................................................ 4,925,000 4,081,463
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. 2,500,000 2,465,304
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... 3,500,000 3,670,377
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 750,472
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... 700,000 697,397
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 595,194
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 5,324,687
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 5,091,004
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 972,398

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
143
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Hudson County Improvement Authority, (continued)
County of Hudson, Revenue, 2016, 5%, 5/01/46 ........................... $ 6,000,000 $ 6,256,136
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,665,216
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,599,024
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/32 ........................................ 300,000 320,718
Revenue, 2019 A, 4%, 8/01/33 ........................................ 350,000 371,334
Revenue, 2019 A, 4%, 8/01/34 ........................................ 525,000 551,403
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 546,769
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 516,603
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 281,696
Revenue, 2019 A, 4%, 8/01/38 ........................................ 225,000 228,507
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 401,770
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 788,588
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 775,326
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 512,680
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 762,167
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 602,755
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,291,697
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/39 ..................................... 2,500,000 2,406,265
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,146,390
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,131,271
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/34 ........................................................ 1,500,000 1,558,560
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/39 ........................................................ 1,250,000 1,286,797
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/49 ........................................................ 3,000,000 3,051,882
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 5,519,973
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 3,750,000 3,973,688
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 635,543
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 588,873
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,414,458
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 6,367,987
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 6,401,037
Rutgers State University of New Jersey (The), Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,096,924
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 9,681,301
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 4,903,226
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,322,628
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,259,463
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... 1,150,000 1,153,535
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,142,758
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 16,797,679
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,345,976
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,263,336
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,402,044
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,221,758
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 415,188
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,345,230

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
144
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. $ 3,945,000 $ 4,121,084
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 913,882
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 1,764,910
Stevens Institute of Technology, Revenue, 1998-1, ETM, 5%, 7/01/28 ........... 475,000 511,994
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/36 ...... 1,600,000 1,682,270
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/42 ...... 9,310,000 9,672,348
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/47 ...... 4,085,000 4,222,222
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/45 ............... 4,000,000 4,200,877
Stevens Institute of Technology, Revenue, 2020 A, 4%, 7/01/50 ............... 11,640,000 10,628,869
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 15,522,017
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 220,000 220,522
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 9,735,332
AtlantiCare Health System Obligated Group, Revenue, 2021, 4%, 7/01/37 ....... 750,000 738,527
AtlantiCare Health System Obligated Group, Revenue, 2021, 3%, 7/01/46 ....... 1,000,000 758,999
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,157,540
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,149,032
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 5,240,704
Hunterdon Medical Center Obligated Group, Revenue, 2014 A, Pre-Refunded, 5%,
7/01/45 ........................................................ 2,650,000 2,769,723
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 19,043,430
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 7,000,000 7,272,442
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 8,088,909
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,074,948
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 3,751,486
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 15,953,798
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 10,471,673
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/31 .. 2,935,000 3,006,141
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/34 .. 1,500,000 1,536,358
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6%,
7/01/26 ........................................................ 825,000 826,371
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6.25%,
7/01/35 ........................................................ 3,400,000 3,406,249
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 987,080
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/37 ........... 3,950,000 3,880,975
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,137,908
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 10,421,358
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 9,048,419
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,593,477
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 2,830,000 3,098,846
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 5,910,000 5,595,771
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,029,713
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 409,791
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 3,955,000 3,685,926
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,295,000 3,475,577
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 8,600,000 6,572,247
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 3,440,000 2,673,279
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 2,575,000 2,003,066
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,213,168
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn ., 12/15/33 ..................... 10,000,000 6,465,300

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
145
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
Revenue, 2009 A, Zero Cpn ., 12/15/32 .................................. $ 10,000,000 $ 6,581,552
Revenue, 2010 A, Zero Cpn ., 12/15/29 .................................. 5,000,000 3,815,190
Revenue, 2013 AA, 5.25%, 6/15/31 .................................... 10,000,000 10,166,594
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 5,552,138
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 9,700,000 8,928,968
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 3,670,000 3,321,411
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 2,000,000 1,953,933
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 6,505,000 7,000,682
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 3,750,076
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... 15,245,000 16,308,590
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 4,784,390
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 16,552,521
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 2,819,312
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 3%, 7/15/39 .......................... 700,000 577,156
GO, 2021, Refunding, BAM Insured, 3%, 7/15/40 .......................... 750,000 598,883
GO, 2021, Refunding, BAM Insured, 3%, 7/15/41 .......................... 750,000 589,936
GO, 2021, Refunding, BAM Insured, 3%, 7/15/42 .......................... 700,000 542,884
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 20,745,000 20,974,950
South Jersey Transportation Authority , Revenue , 2020 A , 5% , 11/01/45 ...........
5,750,000 6,020,787
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 4,500,000 4,805,903
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,254,045
533,449,096
New York 4.6%
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 15,391,432
Revenue, Two Hundred Sixteenth, 4%, 9/01/45 ........................... 5,000,000 4,804,549
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,226,817
32,422,798
Pennsylvania 8.1%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 20,867,159
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 112,069
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 167,437
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 167,023
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 166,705
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 166,261
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 165,845
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 165,514
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 830,323
Revenue, 2019 B, Refunding, 5%, 7/01/31 ............................... 850,000 961,355
Revenue, 2019 B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,126,282
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 10,163,035
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 3,514,585
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 5,390,333
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,438,499
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 10,066,962
56,469,387

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
146
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 1,500,000 $ 1,215,378
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,500,000 1,214,098
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 795,298
3,224,774
Texas 0.5%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,662,229
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,169,660
3,831,889
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,214,296
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,500,000 1,253,947
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,100,000 4,072,392
5,326,339
U.S. Territories 1.3%
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,218,701
c
Revenue, WW, 5.5%, 7/01/38 ......................................... 3,950,000 3,224,187
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 304,496
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,009,602
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,700,000 2,708,063
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
850,000 824,591
9,289,640
Total U.S. Territories .................................................................... 9,289,640
Total Municipal Bonds (Cost $703,357,951) .....................................
669,273,394
Total Long Term Investments (Cost $704,057,951) ...............................
669,973,394
a
a a a a
Short Term Investments 3.3%
Municipal Bonds 3.3%
New Jersey 3.3%
d
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group, Revenue, 2009 B, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.85%, 7/01/43 ................................. 11,000,000 11,000,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
147
L
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New Jersey (continued)
d
New Jersey Health Care Facilities Financing Authority, (continued)
Virtua Health Obligated Group, Revenue, 2009 C, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.92%, 7/01/43 ................................. $ 12,000,000 $ 12,000,000
23,000,000
Total Municipal Bonds (Cost $23,000,000) ......................................
23,000,000
Total Short Term Investments (Cost $23,000,000 ) ................................
23,000,000
a
Total Investments (Cost $727,057,951) 99.3% ...................................
$692,973,394
Other Assets, less Liabilities 0.7% .............................................
4,998,877
Net Assets 100.0% ...........................................................
$697,972,271
See Abbreviations on page 175 .
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $21,191,522, representing 3.0% of net assets.
c
See Note 7 regarding credit risk and defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
148
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,858,715,950 $1,210,816,429 $5,824,597,502
Cost - Controlled affiliates (Note 3f) .......................... 57,603,313 39,888,825 41,778,737
Value - Unaffiliated issuers ................................ $2,734,184,072 $1,178,330,199 $5,666,713,249
Value - Controlled affiliates (Note 3f) ......................... 49,808,250 36,502,500 38,199,000
Cash .................................................. 2,740,247 345,348 2,380,994
Receivables:
Investment securities sold ................................. 11,280,147 — 25,794,814
Capital shares sold ...................................... 1,680,778 2,898,818 3,579,673
Interest ............................................... 29,186,810 9,883,701 63,623,188
Total assets ........................................ 2,828,880,304 1,227,960,566 5,800,290,918
Liabilities:
Payables:
Investment securities purchased ............................ 45,494,614 3,052,670 10,938,285
Capital shares redeemed ................................. 5,939,391 1,890,972 15,055,423
Management fees ....................................... 340,278 175,152 2,207,276
Distribution fees ........................................ 269,897 125,954 676,844
Transfer agent fees ...................................... 454,834 132,103 859,974
Trustees' fees and expenses ............................... 1,724 633 517
Distributions to shareholders ............................... 795,015 403,760 2,107,531
Accrued expenses and other liabilities ......................... 735,599 69,442 918,054
Total liabilities ....................................... 54,031,352 5,850,686 32,763,904
Net assets, at value ............................... $2,774,848,952 $1,222,109,880 $5,767,527,014
Net assets consist of:
Paid-in capital ........................................... $2,995,341,094 $1,267,039,177 $6,725,073,665
Total distributable earnings (losses) ........................... (220,492,142) (44,929,297) (957,546,651)
Net assets, at value ............................... $2,774,848,952 $1,222,109,880 $5,767,527,014

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
149
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $702,146,541 $374,316,532 $1,398,081,096
Shares outstanding ...................................... 63,457,616 37,242,749 154,693,156
Net asset value per share
a
................................ $11.06 $10.05 $9.04
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $11.31 $10.28 $9.39
Class A1:
Net assets, at value ..................................... $1,024,982,203 $358,255,592 $2,942,253,638
Shares outstanding ...................................... 92,756,894 35,611,343 325,813,233
Net asset value per share
a
................................ $11.05 $10.06 $9.03
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $11.30 $10.29 $9.38
Class C:
Net assets, at value ..................................... $51,996,056 $— $206,678,721
Shares outstanding ...................................... 4,690,352 — 22,428,231
Net asset value and maximum offering price per share
a
........... $11.09 $— $9.22
Class R6:
Net assets, at value ..................................... $168,968,237 $77,814,676 $209,566,324
Shares outstanding ...................................... 15,251,189 7,741,434 23,092,494
Net asset value and maximum offering price per share ........... $11.08 $10.05 $9.08
Advisor Class:
Net assets, at value ..................................... $826,755,915 $411,723,080 $1,010,947,235
Shares outstanding ...................................... 74,629,821 40,947,644 111,435,074
Net asset value and maximum offering price per share ........... $11.08 $10.05 $9.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
150
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $386,688,948 $727,057,951
Value - Unaffiliated issuers ................................................. $366,009,467 $692,973,394
Cash ................................................................... 152,613 58,599
Receivables:
Capital shares sold ....................................................... 621,035 302,152
Interest ................................................................ 3,610,651 5,987,562
Total assets ......................................................... 370,393,766 699,321,707
Liabilities:
Payables:
Investment securities purchased ............................................. 3,066,322 —
Capital shares redeemed .................................................. 889,643 618,679
Management fees ........................................................ 162,684 287,119
Distribution fees ......................................................... 36,409 88,487
Transfer agent fees ....................................................... 45,170 88,459
Trustees' fees and expenses ................................................ 769 1,140
Distributions to shareholders ................................................ 115,870 221,098
Accrued expenses and other liabilities .......................................... 50,457 44,454
Total liabilities ........................................................ 4,367,324 1,349,436
Net assets, at value ................................................ $366,026,442 $697,972,271
Net assets consist of:
Paid-in capital ............................................................ $406,967,233 $830,820,018
Total distributable earnings (losses) ............................................ (40,940,791) (132,847,747)
Net assets, at value ................................................ $366,026,442 $697,972,271

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
151
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Class A:
Net assets, at value ...................................................... $56,325,564 $125,781,868
Shares outstanding ....................................................... 5,357,490 12,308,442
Net asset value per share
a
................................................. $10.51 $10.22
Maximum offering price per share (net asset value per share ÷ 96.25% and 96.25%, respectively) ............................................................ $10.92 $10.62
Class A1:
Net assets, at value ...................................................... $187,536,002 $402,521,723
Shares outstanding ....................................................... 17,849,991 39,441,258
Net asset value per share
a
................................................. $10.51 $10.21
Maximum offering price per share (net asset value per share ÷ 96.25% and 96.25%, respectively) ............................................................ $10.92 $10.61
Class C:
Net assets, at value ...................................................... $13,831,072 $46,117,862
Shares outstanding ....................................................... 1,300,497 4,458,170
Net asset value and maximum offering price per share
a
............................ $10.64 $10.34
Class R6:
Net assets, at value ...................................................... $12,276,672 $34,024,478
Shares outstanding ....................................................... 1,167,694 3,330,303
Net asset value and maximum offering price per share ............................ $10.51 $10.22
Advisor Class:
Net assets, at value ...................................................... $96,057,132 $89,526,340
Shares outstanding ....................................................... 9,142,292 8,764,300
Net asset value and maximum offering price per share ............................ $10.51 $10.21
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
152
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $214,515 $122,529 $233,629
Controlled affiliates (Note 3f) ............................... 422,186 298,448 333,409
Interest:
Unaffiliated issuers ...................................... 43,003,412 11,029,544 148,148,609
Total investment income ................................. 43,640,113 11,450,521 148,715,647
Expenses:
Management fees (Note 3 a ) ................................. 6,798,168 3,059,328 13,642,403
Distribution fees: (Note 3c )
    Class A .............................................. 897,236 457,789 1,792,015
    Class A1 ............................................. 565,157 289,735 1,585,878
    Class C .............................................. 188,959 — 738,548
Transfer agent fees: (Note 3e )
    Class A .............................................. 277,722 107,625 530,453
    Class A1 ............................................. 436,286 113,343 1,171,939
    Class C .............................................. 22,435 — 83,810
    Class R6 ............................................. 26,068 13,376 29,038
    Advisor Class .......................................... 371,466 137,556 402,819
Custodian fees (Note 4 ) .................................... 10,324 3,585 18,741
Reports to shareholders fees ................................ 128,931 34,391 198,898
Registration and filing fees .................................. 70,871 39,822 137,795
Professional fees ......................................... 39,330 32,147 85,776
Trustees' fees and expenses ................................ 18,605 7,132 33,800
Federal and state income taxes .............................. 575,100 194,060 2,578,217
Other .................................................. 42,972 19,616 74,228
Total expenses ....................................... 10,469,630 4,509,505 23,104,358
Expense reductions (Note 4 ) ............................. (9,157) (5,014) (10,932)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (1,900,485) (1,169,931) (88,780)
Net expenses ....................................... 8,559,988 3,334,560 23,004,646
Net investment income .............................. 35,080,125 8,115,961 125,711,001
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (30,143,836) (3,029,424) (2,071,870)
Controlled affiliates (Note 3 f ) ............................. (636,053) — (580,060)
Net realized gain (loss) ................................ (30,779,889) (3,029,424) (2,651,930)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (180,127,851) (33,241,664) (673,661,089)
Controlled affiliates (Note 3 f ) ............................. (4,607,051) (3,311,375) (2,941,399)
Net change in unrealized appreciation (depreciation) .......... (184,734,902) (36,553,039) (676,602,488)
Net realized and unrealized gain (loss) .......................... (215,514,791) (39,582,463) (679,254,418)
Net increase (decrease) in net assets resulting from operations ........ $(180,434,666) $(31,466,502) $(553,543,417)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
153
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ....................................................... $5,837,159 $12,602,502
Expenses:
Management fees (Note 3 a ) .................................................. 999,586 1,765,010
Distribution fees: (Note 3c )
    Class A ............................................................... 73,219 163,478
    Class A1 .............................................................. 100,141 213,751
    Class C ............................................................... 50,689 166,711
Transfer agent fees: (Note 3e )
    Class A ............................................................... 22,742 47,809
    Class A1 .............................................................. 77,784 156,244
    Class C ............................................................... 6,041 18,729
    Class R6 .............................................................. 3,043 4,644
    Advisor Class ........................................................... 41,167 35,078
Custodian fees (Note 4 ) ..................................................... 1,294 2,409
Reports to shareholders fees ................................................. 9,282 20,328
Registration and filing fees ................................................... 25,096 17,819
Professional fees .......................................................... 32,785 33,381
Trustees' fees and expenses ................................................. 2,545 4,094
Other ................................................................... 15,669 23,651
Total expenses ........................................................ 1,461,083 2,673,136
Expense reductions (Note 4 ) .............................................. (2,163) (3,284)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (1,025) (109)
Net expenses ........................................................ 1,457,895 2,669,743
Net investment income ............................................... 4,379,264 9,932,759
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (3,857,111) (4,884,231)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (32,493,935) (63,081,676)
Net realized and unrealized gain (loss) ........................................... (36,351,046) (67,965,907)
Net increase (decrease) in net assets resulting from operations ......................... $(31,971,782) $(58,033,148)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
154
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $35,080,125 $78,089,200 $8,115,961 $11,959,880
Net realized gain (loss) ............ (30,779,889) 19,638,184 (3,029,424) (34,365)
Net change in unrealized appreciation
(depreciation) ................. (184,734,902) (143,433,808) (36,553,039) (29,686,299)
Net increase (decrease) in net
assets resulting from operations . (180,434,666) (45,706,424) (31,466,502) (17,760,784)
Distributions to shareholders:
Class A ........................ (7,308,489) (13,727,492) (1,766,724) (2,317,138)
Class A1 ....................... (12,361,299) (27,971,260) (2,037,460) (3,584,062)
Class C ........................ (473,665) (1,405,068) — —
Class R6 ....................... (2,032,849) (9,704,030) (505,512) (784,984)
Advisor Class ................... (10,982,600) (25,287,616) (2,811,380) (5,193,340)
Total distributions to shareholders ..... (33,158,902) (78,095,466) (7,121,076) (11,879,524)
Capital share transactions: (Note 2 )
Class A ........................ (4,076,592) 151,933,617 38,618,444 58,474,407
Class A1 ....................... (160,950,817) (95,815,361) (44,180,440) (45,440,406)
Class C ........................ (10,931,753) (52,479,554) — —
Class R6 ....................... (75,722,230) (143,397,907) (6,195,569) 18,054,059
Advisor Class ................... (230,192,416) 11,781,859 (116,057,476) 36,938,149
Total capital share transactions ....... (481,873,808) (127,977,346) (127,815,041) 68,026,209
Net increase (decrease) in net
assets ..................... (695,467,376) (251,779,236) (166,402,619) 38,385,901
Net assets:
Beginning of period ................ 3,470,316,328 3,722,095,564 1,388,512,499 1,350,126,598
End of period ..................... $2,774,848,952 $3,470,316,328 $1,222,109,880 $1,388,512,499

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
155
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income
Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $125,711,001 $252,494,675 $4,379,264 $8,845,296
Net realized gain (loss) ............ (2,651,930) 85,762,107 (3,857,111) 2,483,489
Net change in unrealized appreciation
(depreciation) ................. (676,602,488) (264,860,199) (32,493,935) (15,471,274)
Net increase (decrease) in net
assets resulting from operations . (553,543,417) 73,396,583 (31,971,782) (4,142,489)
Distributions to shareholders:
Class A ........................ (27,504,005) (48,912,923) (602,783) (1,166,474)
Class A1 ....................... (63,263,901) (133,724,379) (2,212,696) (4,729,342)
Class C ........................ (3,809,604) (9,352,139) (126,403) (324,348)
Class R6 ....................... (3,897,621) (7,469,662) (167,193) (416,178)
Advisor Class ................... (22,211,902) (48,104,855) (1,221,571) (2,204,859)
Total distributions to shareholders ..... (120,687,033) (247,563,958) (4,330,646) (8,841,201)
Capital share transactions: (Note 2 )
Class A ........................ (5,532,285) 427,759,208 (2,835,849) 7,788,717
Class A1 ....................... (228,285,906) (155,591,551) (13,142,510) (19,817,443)
Class C ........................ (30,166,291) (92,656,240) (2,698,535) (8,668,013)
Class R6 ....................... 3,367,729 78,465,868 (7,113,958) 4,663,994
Advisor Class ................... (150,183,566) 89,039,042 (4,154,202) 6,460,125
Total capital share transactions ....... (410,800,319) 347,016,327 (29,945,054) (9,572,620)
Net increase (decrease) in net
assets ..................... (1,085,030,769) 172,848,952 (66,247,482) (22,556,310)
Net assets:
Beginning of period ................ 6,852,557,783 6,679,708,831 432,273,924 454,830,234
End of period ..................... $5,767,527,014 $6,852,557,783 $366,026,442 $432,273,924

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
156
Franklin New Jersey Tax-Free Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $9,932,759 $20,125,163
Net realized gain (loss) ................................................. (4,884,231) 1,843,006
Net change in unrealized appreciation (depreciation) ........................... (63,081,676) (22,042,965)
Net increase (decrease) in net assets resulting from operations ................ (58,033,148) (74,796)
Distributions to shareholders:
Class A ............................................................. (1,668,814) (3,093,286)
Class A1 ............................................................ (5,783,255) (12,245,222)
Class C ............................................................. (542,289) (1,386,422)
Class R6 ............................................................ (484,169) (912,192)
Advisor Class ........................................................ (1,345,055) (2,459,350)
Total distributions to shareholders .......................................... (9,823,582) (20,096,472)
Capital share transactions: (Note 2 )
Class A ............................................................. (3,677,598) 26,696,327
Class A1 ............................................................ (22,619,642) (41,070,926)
Class C ............................................................. (7,714,390) (28,211,554)
Class R6 ............................................................ 1,121,905 4,915,215
Advisor Class ........................................................ (4,956,754) 11,764,193
Total capital share transactions ............................................ (37,846,479) (25,906,745)
Net increase (decrease) in net assets ................................... (105,703,209) (46,078,013)
Net assets:
Beginning of period ..................................................... 803,675,480 849,753,493
End of period .......................................................... $697,972,271 $803,675,480

Franklin Tax-Free Trust
157
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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds, five of which are included in this
report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
158
franklintempleton.com
Semiannual Report
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
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g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 16,077,587 $180,333,442 17,353,834 $175,398,672
Shares issued in reinvestment of distributions .......... 615,373 6,905,003 169,902 1,718,101
Shares redeemed ............................... (17,037,792) (191,315,037) (13,699,199) (138,498,329)
Net increase (decrease) .......................... (344,832) $(4,076,592) 3,824,537 $38,618,444
Year ended February 28, 2022
Shares sold
a
................................... 25,841,098 $317,408,964 16,426,608 $173,382,859
Shares issued in reinvestment of distributions .......... 1,057,938 12,928,871 214,528 2,261,184
Shares redeemed ............................... (14,606,065) (178,404,218) (11,120,853) (117,169,636)
Net increase (decrease) .......................... 12,292,971 $151,933,617 5,520,283 $58,474,407
Class A1
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 2,180,831 $24,436,914 1,592,543 $16,098,398
Shares issued in reinvestment of distributions .......... 1,038,191 11,639,477 187,791 1,901,187
Shares redeemed ............................... (17,584,490) (197,027,208) (6,143,937) (62,180,025)
Net increase (decrease) .......................... (14,365,468) $(160,950,817) (4,363,603) $(44,180,440)
Year ended February 28, 2022
Shares sold ................................... 4,208,850 $51,602,378 1,746,744 $18,469,815
Shares issued in reinvestment of distributions .......... 2,163,843 26,436,064 316,274 3,338,404
Shares redeemed ............................... (14,226,743) (173,853,803) (6,367,502) (67,248,625)
Net increase (decrease) .......................... (7,854,050) $(95,815,361) (4,304,484) $(45,440,406)
Class C
1. Organization and Significant Accounting Policies
(continued)

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Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 393,330 $4,406,042 — $—
Shares issued in reinvestment of distributions .......... 40,051 450,477 — —
Shares redeemed
a
.............................. (1,399,026) (15,788,272) — —
Net increase (decrease) .......................... (965,645) $(10,931,753) — $—
Six Months ended February 28, 2022
Shares sold ................................... 626,925 $7,710,743 — $—
Shares issued in reinvestment of distributions .......... 110,924 1,361,732 — —
Shares redeemed
a
.............................. (4,989,977) (61,552,029) — —
Net increase (decrease) .......................... (4,252,128) $(52,479,554) — $—
Class R6
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 4,903,000 $55,424,996 2,401,963 $24,297,734
Shares issued in reinvestment of distributions .......... 161,790 1,819,221 45,470 459,866
Shares redeemed ............................... (11,574,341) (132,966,447) (3,059,812) (30,953,169)
Net increase (decrease) .......................... (6,509,551) $(75,722,230) (612,379) $(6,195,569)
Year ended February 28, 2022
Shares sold ................................... 8,809,084 $108,244,712 3,602,621 $38,015,451
Shares issued in reinvestment of distributions .......... 723,368 8,867,097 62,827 662,210
Shares redeemed ............................... (21,659,393) (260,509,716) (1,960,881) (20,623,602)
Net increase (decrease) .......................... (12,126,941) $(143,397,907) 1,704,567 $18,054,059
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 12,313,252 $138,496,663 5,551,027 $56,234,520
Shares issued in reinvestment of distributions .......... 639,527 7,189,358 74,856 757,480
Shares redeemed ............................... (33,443,581) (375,878,437) (17,109,241) (173,049,476)
Net increase (decrease) .......................... (20,490,802) $(230,192,416) (11,483,358) $(116,057,476)
Year ended February 28, 2022
Shares sold ................................... 18,330,343 $225,128,159 16,704,115 $176,529,349
Shares issued in reinvestment of distributions .......... 1,338,444 16,388,663 121,062 1,276,835
Shares redeemed ............................... (18,775,139) (229,734,963) (13,347,948) (140,868,035)
Net increase (decrease) .......................... 893,648 $11,781,859 3,477,229 $36,938,149
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 28,569,364 $264,069,889 670,555 $7,155,533
Shares issued in reinvestment of distributions .......... 2,754,324 25,469,960 50,633 543,154
Shares redeemed ............................... (31,851,977) (295,072,134) (986,338) (10,534,536)
Net increase (decrease) .......................... (528,289) $(5,532,285) (265,150) $(2,835,849)
Year ended February 28, 2022
Shares sold
a
................................... 59,380,113 $621,923,792 1,553,128 $18,547,969
Shares issued in reinvestment of distributions .......... 4,303,734 44,836,646 90,022 1,069,868
Shares redeemed ............................... (22,936,685) (239,001,230) (999,149) (11,829,120)
Net increase (decrease) .......................... 40,747,162 $427,759,208 644,001 $7,788,717
Class A1
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 6,020,881 $55,751,688 169,256 $1,826,984
Shares issued in reinvestment of distributions .......... 6,151,250 56,840,887 163,886 1,756,964
Shares redeemed ............................... (36,863,616) (340,878,481) (1,561,620) (16,726,458)
Net increase (decrease) .......................... (24,691,485) $(228,285,906) (1,228,478) $(13,142,510)
Year ended February 28, 2022
Shares sold ................................... 12,784,820 $133,384,749 330,690 $3,945,247
Shares issued in reinvestment of distributions .......... 11,587,830 120,715,223 323,227 3,841,179
Shares redeemed ............................... (39,286,242) (409,691,523) (2,319,425) (27,603,869)
Net increase (decrease) .......................... (14,913,592) $(155,591,551) (1,665,508) $(19,817,443)
Class C
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 1,258,858 $11,903,570 15,494 $168,286
Shares issued in reinvestment of distributions .......... 384,231 3,625,257 10,406 112,957
Shares redeemed
a
.............................. (4,825,629) (45,695,118) (273,820) (2,979,778)
Net increase (decrease) .......................... (3,182,540) $(30,166,291) (247,920) $(2,698,535)
Year ended February 28, 2022
Shares sold ................................... 4,362,534 $46,559,564 148,941 $1,800,015
Shares issued in reinvestment of distributions .......... 842,540 8,963,518 23,905 287,934
Shares redeemed
a
.............................. (13,823,864) (148,179,322) (888,399) (10,755,962)
Net increase (decrease) .......................... (8,618,790) $(92,656,240) (715,553) $(8,668,013)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 7,860,622 $73,348,594 480,496 $5,163,363
Shares issued in reinvestment of distributions .......... 362,511 3,368,888 4,355 46,734
Shares redeemed ............................... (7,806,358) (73,349,753) (1,136,468) (12,324,055)
Net increase (decrease) .......................... 416,775 $3,367,729 (651,617) $(7,113,958)
Year ended February 28, 2022
Shares sold ................................... 10,243,739 $107,614,646 637,435 $7,585,567
Shares issued in reinvestment of distributions .......... 610,399 6,385,602 8,626 102,534
Shares redeemed ............................... (3,407,100) (35,534,380) (255,454) (3,024,107)
Net increase (decrease) .......................... 7,447,038 $78,465,868 390,607 $4,663,994
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 34,444,633 $317,513,162 10,143,883 $109,760,778
Shares issued in reinvestment of distributions .......... 1,962,032 18,223,956 110,380 1,183,798
Shares redeemed ............................... (52,334,811) (485,920,684) (10,694,177) (115,098,778)
Net increase (decrease) .......................... (15,928,146) $(150,183,566) (439,914) $(4,154,202)
Year ended February 28, 2022
Shares sold ................................... 32,905,773 $345,760,107 3,118,505 $36,528,748
Shares issued in reinvestment of distributions .......... 3,714,863 38,870,647 178,849 2,125,046
Shares redeemed ............................... (28,269,380) (295,591,712) (2,721,743) (32,193,669)
Net increase (decrease) .......................... 8,351,256 $89,039,042 575,611 $6,460,125
Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 1,309,597 $13,708,048
Shares issued in reinvestment of distributions .......... 142,106 1,486,910
Shares redeemed ............................... (1,796,479) (18,872,556)
Net increase (decrease) .......................... (344,776) $(3,677,598)
Year ended February 28, 2022
Shares sold
a
................................... 4,002,318 $46,526,741
Shares issued in reinvestment of distributions .......... 238,426 2,752,388
Shares redeemed ............................... (1,954,472) (22,582,802)
Net increase (decrease) .......................... 2,286,272 $26,696,327
Class A1
2. Shares of Beneficial Interest
(continued)

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Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 191,192 $2,018,733
Shares issued in reinvestment of distributions .......... 458,478 4,791,494
Shares redeemed ............................... (2,800,601) (29,429,869)
Net increase (decrease) .......................... (2,150,931) $(22,619,642)
Year ended February 28, 2022
Shares sold ................................... 951,502 $10,985,445
Shares issued in reinvestment of distributions .......... 880,407 10,157,101
Shares redeemed ............................... (5,386,715) (62,213,472)
Net increase (decrease) .......................... (3,554,806) $(41,070,926)
Class C
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 96,693 $1,033,057
Shares issued in reinvestment of distributions .......... 46,254 490,040
Shares redeemed
a
.............................. (867,014) (9,237,487)
Net increase (decrease) .......................... (724,067) $(7,714,390)
Year ended February 28, 2022
Shares sold ................................... 337,987 $3,968,819
Shares issued in reinvestment of distributions .......... 109,144 1,277,734
Shares redeemed
a
.............................. (2,843,562) (33,458,107)
Net increase (decrease) .......................... (2,396,431) $(28,211,554)
Class R6
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 605,599 $6,291,070
Shares issued in reinvestment of distributions .......... 44,697 467,529
Shares redeemed ............................... (534,654) (5,636,694)
Net increase (decrease) .......................... 115,642 $1,121,905
Year ended February 28, 2022
Shares sold ................................... 761,868 $8,831,528
Shares issued in reinvestment of distributions .......... 76,152 878,973
Shares redeemed ............................... (417,166) (4,795,286)
Net increase (decrease) .......................... 420,854 $4,915,215
Advisor Class
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-
Free Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the fund as follows:
Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 6,332,497 $66,797,161
Shares issued in reinvestment of distributions .......... 119,191 1,246,705
Shares redeemed ............................... (6,946,651) (73,000,620)
Net increase (decrease) .......................... (494,963) $(4,956,754)
Year ended February 28, 2022
Shares sold ................................... 2,647,057 $30,359,439
Shares issued in reinvestment of distributions .......... 197,826 2,283,765
Shares redeemed ............................... (1,811,088) (20,879,011)
Net increase (decrease) .......................... 1,033,795 $11,764,193
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
165
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For the period ended August 31, 2022, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.447% 0.469% 0.447%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.507% 0.478%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% — 0.65% 0.65%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin New
Jersey Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25%
Class A1 .............................. 0.10%
Compensation Plans:
Class C ............................... 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,719 $2,537 $27,110 $1,425
CDSC retained ........................... $83,210 $45,450 $272,202 $4,747
Franklin New
Jersey Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,588
CDSC retained ........................... $7,636
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Transfer agent fees ........................ $402,076 $170,608 $881,955 $64,900
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended August 31, 2022, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to
Franklin New
Jersey Tax-Free
Income Fund
Transfer agent fees ........................ $126,008
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 65,440,300 $ — $ (10,388,946) $ (636,053) $ (4,607,051) $ 49,808,250 2,115,000 $ 422,186
Total Affiliated Securities ... $65,440,300 $— $(10,388,946) $(636,053) $(4,607,051) $49,808,250 $422,186
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 33,826,000 $ 5,987,875 $ — $ — $ (3,311,375) $ 36,502,500 1,550,000 $ 298,448
Total Affiliated Securities ... $33,826,000 $5,987,875 $— $— $(3,311,375) $36,502,500 $298,448
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $ 46,532,900 $ — $ (4,812,441) $ (580,060) $ (2,941,399) $ 38,199,000 1,605,000 $ 333,409
Total Affiliated Securities ... $46,532,900 $— $(4,812,441) $(580,060) $(2,941,399) $38,199,000 $333,409
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
168
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litigation, indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C and Advisor Class of the Fund do
not exceed 0.46%, and for Class R6 does not exceed 0.40%, based on the average net assets of each class until June 30,
2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Limited-Term Tax-Free Income Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.40%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-
Free Income Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
For Franklin Federal Intermediate-Term Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until June 30, 2023. For Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income
Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund, Investor Services has
contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2022, were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Purchases .............................. $109,017,921 $83,501,275 $170,888,642 $6,761,579
Sales .................................. $130,724,872 $166,215,000 $150,663,624 $7,640,130
Net Realized Gains (Losses) ................. $(3,375,671) $— $(4,339,940) $(663,271)
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $—
Sales .................................. $300,000
Net Realized Gains (Losses) ................. $—
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
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4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
At August 31 , 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 59,511,979 $ 2 , 217 , 726 $ 209,527,584 $ 11,255,518
Long term ............................. — 4 , 999 , 871 610,931,368 5,173,226
Total capital loss carryforwards ............ $59,511,979 $7,217,597 $820,458,952 $16,428,744
Franklin New
Jersey Tax-Free
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 15,596,669
Long term ............................. 78,941,811
Total capital loss carryforwards ............ $94,538,480
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $2,916,598,005 $1,250,420,965 $5,872,747,474 $386,683,388
Unrealized appreciation ..................... $11,554,214 $1,674,291 $285,789,178 $2,212,562
Unrealized depreciation ..................... (144,159,897) (37,262,557) (453,624,403) (22,886,483)
Net unrealized appreciation (depreciation) ....... $(132,605,683) $(35,588,266) $(167,835,225) $(20,673,921)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
170
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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2022, were as follows:
7. Credit Risk and Defaulted Securities
At August 31, 2022, Franklin High Yield Tax-Free Fund had 54.7% of its portfolio invested in high yield securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At August 31, 2022, the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin New
Jersey Tax-Free Income Fund was $147,390,223 and $3,224,187, representing 2.6% and 0.5%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of
Investments.
Franklin New
Jersey Tax-Free
Income Fund
a a
Cost of investments ....................... $727,314,999
Unrealized appreciation ..................... $5,366,277
Unrealized depreciation ..................... (39,707,882)
Net unrealized appreciation (depreciation) ....... $(34,341,605)
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Purchases .............................. $336,623,935 $189,848,561 $754,874,286 $18,456,953
Sales .................................. $744,122,017 $147,425,389 $1,233,222,655 $33,315,265
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $19,105,304
Sales .................................. $64,309,364
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
171
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8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2022, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
172
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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 49,808,250 $ — $ — $ 49,808,250
Municipal Bonds ......................... — 2,729,584,072 — 2,729,584,072
Short Term Investments ................... — 4,600,000 — 4,600,000
Total Investments in Securities ........... $49,808,250 $2,734,184,072 $— $2,783,992,322
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 36,502,500 — — 36,502,500
Senior Floating Rate Interests ............... — — 34,140,895 34,140,895
Municipal Bonds ......................... — 1,096,224,304 — 1,096,224,304
Short Term Investments ................... — 47,965,000 — 47,965,000
Total Investments in Securities ........... $36,502,500 $1,144,189,304 $34,140,895 $1,214,832,699
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 70,011,000 — — 70,011,000
Corporate Bonds :
United States .......................... — 100,231,289 17,721,450 117,952,739
Municipal Bonds : —
Alabama ............................. — 172,971,268 — 172,971,268
Arizona .............................. — 108,400,320 — 108,400,320
Arkansas ............................. — 7,918,344 — 7,918,344
California ............................. — 1,115,097,802 — 1,115,097,802
Colorado ............................. — 311,540,211 — 311,540,211
Connecticut ........................... — 34,757,670 — 34,757,670
Florida ............................... — 848,445,576 — 848,445,576
Georgia .............................. — 64,603,841 — 64,603,841
Idaho ................................ — 13,330,180 — 13,330,180
Illinois ............................... — 148,546,491 — 148,546,491
Indiana .............................. — 25,307,871 — 25,307,871
Iowa ................................ — 15,633,425 — 15,633,425
Kansas .............................. — 4,606,607 — 4,606,607
Kentucky ............................. — 42,722,921 — 42,722,921
Louisiana ............................. — 76,927,505 — 76,927,505
Maryland ............................. — 17,310,103 — 17,310,103
Massachusetts ........................ — 9,799,329 — 9,799,329
Michigan ............................. — 75,440,784 — 75,440,784
Minnesota ............................ — 8,103,289 — 8,103,289
Mississippi ............................ — 21,699,482 — 21,699,482
Missouri .............................. — 14,818,060 — 14,818,060
Montana ............................. — 3,836,622 — 3,836,622
Nevada .............................. — 67,498,155 — 67,498,155
New Hampshire ........................ — 10,024,891 — 10,024,891
New Jersey ........................... — 165,517,804 — 165,517,804
New Mexico ........................... — 5,376,865 — 5,376,865
New York ............................. — 353,311,803 — 353,311,803
North Carolina ......................... — 8,877,838 — 8,877,838
North Dakota .......................... — 15,553,802 — 15,553,802
Ohio ................................ — 159,275,104 — 159,275,104
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
173
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Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
Municipal Bonds:
Oklahoma ............................ $ — $ 11,573,788 $ — $ 11,573,788
Oregon .............................. — 33,527,356 — 33,527,356
Pennsylvania .......................... — 118,390,016 — 118,390,016
South Carolina ......................... — 41,555,103 — 41,555,103
South Dakota .......................... — 12,439,892 — 12,439,892
Tennessee ............................ — 64,631,489 — 64,631,489
Texas ............................... — 504,376,258 — 504,376,258
Utah ................................ — 28,030,462 — 28,030,462
Vermont .............................. — 2,259,132 — 2,259,132
Virgin Islands .......................... — 4,671,694 — 4,671,694
Virginia .............................. — 22,982,941 — 22,982,941
Washington ........................... — 65,150,759 212,000 65,362,759
West Virginia .......................... — 10,459,855 — 10,459,855
Wisconsin ............................ — 124,524,724 — 124,524,724
U.S. Territories ..........................
District of Columbia ..................... — 42,658,834 — 42,658,834
Pacific Islands ......................... — 7,743,228 — 7,743,228
Puerto Rico ........................... — 494,107,016 — 494,107,016
Short Term Investments ................... — 400,000 — 400,000
Total Investments in Securities ........... $70,011,000 $5,616,967,799 $17,933,450 $5,704,912,249
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 400,000 400,000
Municipal Bonds ......................... — 347,809,467 — 347,809,467
Short Term Investments ................... — 17,800,000 — 17,800,000
Total Investments in Securities ........... $— $365,609,467 $400,000 $366,009,467
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 700,000 700,000
Municipal Bonds ......................... — 669,273,394 — 669,273,394
Short Term Investments ................... — 23,000,000 — 23,000,000
Total Investments in Securities ........... $— $692,273,394 $700,000 $692,973,394
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
174
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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At August 31, 2022, the reconciliation is as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and
2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating
Rate Interests :
United States . $ 5,377,471 $ 28,763,424 $ — $ — $ — $ — $ — $ — $ 34,140,895 $ —
Total Investments in
Securities ....... $5,377,471 $28,763,424 $— $— $— $— $— $— $34,140,895 $—
a
Purchases include all purchases of securities and securities received in corporate actions.
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
175
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Semiannual Report
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement

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Shareholder Information
176
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Semiannual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Tax-Free Trust
Shareholder Information
177
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Semiannual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF1 S 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual report and shareholder letter
Franklin Tax-Free
Trust
August 31, 2022
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Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended August 31, 2022, the U.S.
economy contracted in 2022’s first and second quarters amid
declines in inventory investment and federal government
spending. Consumer spending slowly expanded, helped by
the reopening of businesses, widespread vaccinations, and
federal assistance programs. Inflation increased during the
six-month period, influenced by pandemic-related supply-
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve ended
monthly asset purchases in March 2022 and raised the
federal funds rate by 0.25% in March, 0.50% in May, and by
0.75% in both June and July, for a total of 2.25%, increasing the rate from 0.25% to 2.50% during the period. The Federal
Reserve also stated its intention to continue reducing its U.S.
Treasury, government agency debt and agency mortgage-
backed securities holdings, and it anticipated that ongoing
federal funds rate increases would be appropriate.
During the six-month period ended August 31, 2022,
municipal bonds, as measured by the Bloomberg Municipal
Bond Index, posted a -5.72% cumulative total return,
influenced by high levels of fixed income market volatility, tighter monetary policy and risk-off sentiment that led to
outflows from municipals.
1
Fundamentals remained strong,
however, with many issuers reporting budget surpluses for
2022 as federal government transfers boosted revenues.
Franklin Tax-Free Trust’s semiannual report includes
more detail about municipal bond market conditions and a
discussion from the portfolio managers. In addition, on our
website, franklintempleton.com , you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Alabama Tax-Free Income Fund 5
Franklin Georgia Tax-Free Income Fund 10
Franklin Louisiana Tax-Free Income Fund 15
Franklin Maryland Tax-Free Income Fund 20
Franklin Missouri Tax-Free Income Fund 25
Franklin North Carolina Tax-Free Income Fund 30
Franklin Virginia Tax-Free Income Fund 35
Financial Highlights and Schedules of Investments 40
Financial Statements 111
Notes to Financial Statements 124
Shareholder Information 141
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Municipal Bond Market Overview
During the six months ending August 31, 2022, multi-decade
high inflation continued throughout much of the period as
a strong U.S. job market and ample consumer savings
pushed demand beyond the ability of businesses to increase
supply. In response, the U.S. Federal Reserve (Fed) began
increasing short-term interest rates at a pace not seen
since the 1980s, leading U.S. Treasury (UST) yields to
move much higher over the period. Recessionary concerns
began to emerge as the market debated whether the Fed
could engineer a soft landing that would bring inflation down without causing a severe economic contraction.
The municipal bond (muni) market saw one of its worst starts to a new year in 2022. High levels of fixed income market
volatility, a general risk-off shift in sentiment, and poor
performance caused significant year-to-date outflows from
muni retail vehicles, leading market technical conditions to worsen. So far this year, net issuance has been limited and
lags well behind the same period in 2021. Fundamentals
remained strong, however, with many issuers reporting
surpluses for 2022 as federal government transfers bolstered revenues.
For the six-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -8.84% total
return for the period.
1
Investment-grade munis, as measured
by the Bloomberg Municipal Bond Index, posted a -5.72%
total return, and USTs, as measured by the Bloomberg U.S.
Treasury Index, posted a -7.63% total return.
1
In contrast,
investment-grade corporate bonds, as measured by the
Bloomberg U.S. Corporate Bond Index, posted a -9.41%
total return.
1
The foregoing information reflects our analysis and opinions as of August 31, 2022. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a Fund meet its goal.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15- to 30-year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com
Semiannual Report
Franklin Alabama Tax-Free Income Fund
This semiannual report for Franklin Alabama Tax-Free
Income Fund covers the period ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Alabama personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.97 on February 28, 2022, to
$10.04 on August 31, 2022. The Fund’s Class A shares
paid dividends totaling 11.5417 cents per share for the
same period.
2
The Performance Summary beginning on
page 7 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.27%, based
on an annualization of August’s 1.9720 cents per share
monthly dividend and the maximum offering price of $10.43
on August 31, 2022. An investor in the 2022 maximum
combined effective federal and Alabama personal income
tax bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.19% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Alabama’s economy stalled
as part of a national slowdown, contracting in 2022’s
first quarter. However, the state’s strong and diversified
manufacturing base, including companies in the automotive,
shipbuilding, steelmaking and aerospace industries, helped
its economy’s resilience. Alabama’s unemployment rate
began the period at 3.0% and ended at 2.6%, compared with
the 3.7% national rate. Fiscal year (FY) 2022 tax revenues
grew significantly compared to 2021, due in part to federal
coronavirus aid. The state enacted a general fund budget
for FY 2023 that included raises for state employees and
increased funds for Medicaid and corrections. Alabama’s
net tax-supported debt was $1,172 per capita and 2.4% of
personal income, compared to the $1,179 and 2.1% national
medians, respectively.
3
Independent credit rating agency
Moody’s Investors Service maintained Alabama’s general
obligation bonds’ Aa1 rating with a stable outlook.
4
The
rating reflected Moody’s view that the state benefits from
conservative fiscal practices codified in the state constitution, adequate liquidity and moderate debt and pension burdens.
According to Moody’s, Alabama’s challenges include a
high poverty rate and low personal income relative to other
states. Moody’s stable outlook reflected its assessment
that Alabama is likely to continue its prudent financial
management practices.
*Does not include cash and cash equivalents.
Portfolio Composition
8/31/22
% of Total
Investments*
Education 22.71%
Utilities 19.14%
Health Care 17.25%
Refunded 15.59%
Local 8.86%
Industrial Dev. Revenue and Pollution Control 4.78%
Transportation 4.47%
Housing 4.24%
Lease 1.79%
Special Tax 1.17%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
45
.

Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Alabama Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month -7.44% -10.92%
1-Year -10.50% -13.85%
5-Year +2.37% -0.30%
10-Year +14.86% +1.01%
Advisor
6
6-Month -7.34% -7.34%
1-Year -10.37% -10.37%
5-Year +3.31% +0.65%
10-Year +16.02% +1.50%
30-Day Standardized Yield
9
Taxable Equivalent
30-Day Standardized Yield
8
Share Class
Distribution
Rate
7
Taxable Equivalent
Distribution Rate
8
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.27% 4.19% 2.55% 2.53% 4.70% 4.67%
Advisor 2.62% 4.83% 2.91% 2.88% 5.37% 5.31%
See page 8 for Performance Summary footnotes.

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 6/30/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Alabama personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.115417
A1 $0.123223
C $0.094113
R6 $0.129952
Advisor $0.128424
Total Annual Operating Expenses
10
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.91%
Advisor 0.65% 0.66%

Your Fund’s Expenses
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $925.60 $4.37 $1,020.67 $4.58 0.90%
A1 $1,000 $926.10 $3.64 $1,021.43 $3.82 0.75%
C $1,000 $923.60 $6.26 $1,018.70 $6.57 1.29%
R6 $1,000 $927.60 $3.02 $1,022.08 $3.16 0.62%
Advisor $1,000 $926.60 $3.16 $1,021.93 $3.31 0.65%

franklintempleton.com
Semiannual Report
Franklin Georgia Tax-Free Income Fund
This semiannual report for Franklin Georgia Tax-Free
Income Fund covers the period ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Georgia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.57 on February 28, 2022, to
$10.55 on August 31, 2022. The Fund’s Class A shares
paid dividends totaling 13.4626 cents per share for the
same period.
2
The Performance Summary beginning on
page 12 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.50%,
based on an annualization of August’s 2.2828 cents per
share monthly dividend and the maximum offering price
of $10.96 on August 31, 2022. An investor in the 2022
maximum combined effective federal and Georgia personal
income tax bracket of 46.55% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.68% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Georgia’s economy stalled as
part of a national slowdown, contracting slightly in 2022’s
first quarter. The state’s economy benefited from above
average population and employment growth, although it
is relatively dependent on international travel, which has
been slow to recover. Georgia’s unemployment rate began
the period at 3.2% and ended at 2.8%, compared with the
3.7% national rate. Georgia recorded a record surplus in
fiscal year (FY) 2022, amid strong revenue collections and
relatively low spending levels. In May 2022, the governor
signed a FY 2023 budget that restored pandemic-related
reductions in education and increased salaries for teachers
and state employees. The state’s net tax-supported debt was
$1,087 per capita and 2.0% of personal income, compared
to the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained Georgia’s general obligation bonds’ Aaa rating
with a stable outlook, reflecting Moody’s view of Georgia’s
low leverage, strong fiscal governance and solid fiscal
reserves.
4
According to Moody’s, challenges included below
average per-capita income and indirect exposure to high
education pension burdens. The stable outlook recognizes
Moody’s view that Georgia is likely to maintain solid reserves while outpacing the nation in economic growth.
Portfolio Composition
8/31/22
% of Total
Investments*
Health Care 20.24%
Utilities 16.81%
Housing 14.43%
Education 9.86%
Transportation 9.05%
Local 9.01%
Special Tax 6.74%
Industrial Dev. Revenue and Pollution Control 6.47%
Refunded 5.36%
Lease 1.19%
State General Obligation 0.84%
*Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021, 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
54
.

Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Georgia Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.67% -11.14%
1-Year -10.63% -13.99%
5-Year +1.04% -0.56%
10-Year +13.43% +0.88%
Advisor
5
6-Month -7.56% -7.56%
1-Year -10.49% -10.49%
5-Year +2.16% +0.43%
10-Year +14.79% +1.39%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.50% 4.68% 2.73% 5.11%
Advisor 2.86% 5.33% 3.09% 5.75%
See page 13 for Performance Summary footnotes.

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Georgia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.134626
A1 $0.142824
C $0.112091
R6 $0.150700
Advisor $0.148293
Total Annual Operating Expenses
9
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/221
,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/221
,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $923.30 $4.17 $1,020.87 $4.38 0.86%
A1 $1,000 $923.10 $3.45 $1,021.62 $3.62 0.71%
C $1,000 $920.00 $6.06 $1,018.89 $6.37 1.25%
R6 $1,000 $924.60 $2.74 $1,022.36 $2.88 0.57%
Advisor $1,000 $924.40 $2.95 $1,022.14 $3.10 0.61%

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free Income Fund
This semiannual report for Franklin Louisiana Tax-Free
Income Fund covers the period ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Louisiana personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.03 on February 28, 2022, to
$10.08 on August 31, 2022. The Fund’s Class A shares
paid dividends totaling 12.0190 cents per share for the
same period.
2
The Performance Summary beginning on
page 17 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.38%, based
on an annualization of August’s 2.0735 cents per share
monthly dividend and the maximum offering price of $10.47
on August 31, 2022. An investor in the 2022 maximum
combined effective federal and Louisiana personal income
tax bracket of 45.05% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.33% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Louisiana’s economy stalled
as part of a national slowdown, contracting significantly
in 2022’s first quarter. However, as oil and natural gas
prices rose, the state benefited from its large petroleum-
related industry base and the presence of liquid natural gas exporting infrastructure. Louisiana’s unemployment rate
began the period at 4.3% and ended at 3.5%, compared with
the 3.7% national rate. In June 2022, the governor signed a
budget for fiscal year 2023 that included pay increases for
government employees and teachers, as well as significant
infrastructure investments, particularly in projects to replace and expand highway bridges. The state’s net tax-supported
debt was $1,735 per capita and 3.2% of personal income,
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
upgraded Louisiana’s general obligation bonds’ rating to
Aa2 with a stable outlook.
4
The upgrade reflected Moody’s
view that Louisiana has made significant progress in
restoring financial reserves and liquidity and recognition
of its large and diverse tax base and moderate debt and
pension burden. According to Moody’s, challenges included
Louisiana’s slow population growth, revenue volatility due
to dependency on oil and gas extraction and constraints on
raising revenue and reducing expenditures.
*Does not include cash and cash equivalents.
Portfolio Composition
8/31/22
% of Total
Investments*
Health Care 16.09%
Transportation 14.80%
Education 12.05%
Utilities 10.07%
Special Tax 9.82%
Refunded 9.73%
Housing 9.63%
Lease 6.19%
Local 5.30%
State General Obligation 5.20%
Other Revenue Bonds 1.12%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
64
.

Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Louisiana Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.54% -11.01%
1-Year -10.26% -13.62%
5-Year +2.66% -0.24%
10-Year +14.79% +1.00%
Advisor
5
6-Month -7.52% -7.52%
1-Year -10.12% -10.12%
5-Year +3.70% +0.73%
10-Year +16.06% +1.50%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.38% 4.33% 2.69% 4.90%
Advisor 2.73% 4.97% 3.06% 5.57%
See page 18 for Performance Summary footnotes.

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Louisiana personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.120190
A1 $0.128024
C $0.098677
R6 $0.135577
Advisor $0.133238
Total Annual Operating Expenses
9
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $924.60 $4.27 $1,020.77 $4.48 0.88%
A1 $1,000 $924.40 $3.54 $1,021.53 $3.72 0.73%
C $1,000 $922.10 $6.15 $1,018.80 $6.46 1.27%
R6 $1,000 $925.10 $2.84 $1,022.26 $2.98 0.58%
Advisor $1,000 $924.80 $3.05 $1,022.03 $3.21 0.63%

franklintempleton.com
Semiannual Report
Franklin Maryland Tax-Free Income Fund
This semiannual report for Franklin Maryland Tax-Free
Income Fund covers the period ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Maryland personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.71 on February 28, 2022, to
$9.86 on August 31, 2022. The Fund’s Class A shares
paid dividends totaling 12.3221 cents per share for the
same period.
2
The Performance Summary beginning on
page 22 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.44%, based
on an annualization of August’s 2.0806 cents per share
monthly dividend and the maximum offering price of $10.24
on August 31, 2022. An investor in the 2022 maximum
combined effective federal and Maryland personal income
tax bracket of 49.75% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.86% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Maryland’s economy stalled as
part of a national slowdown, contracting slightly in 2022’s
first quarter. However, Maryland’s economy benefits from
a significant federal presence and proximity to the nation’s capital, which provides well-paid civilian and national
defense jobs. The state’s unemployment rate began the
period at 5.0% and ended at 4.3%, compared with the 3.7%
national rate. The general assembly approved a fiscal year
2023 budget that built on strong tax revenues and federal
stimulus funding to expand healthcare services and increase
education spending. The state’s net tax-supported debt
was $2,818 per capita and 4.1% of personal income, well
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investor Service
maintained the state’s general obligation bonds’ Aaa rating
with a stable outlook.
4
The rating reflected Moody’s view
that Maryland benefits from strong budgetary and financial
management and a history of proactive responses to
economic cycles. According to Moody’s, challenges included
a relatively high debt and pension burden and vulnerability
to swings in federal spending priorities. Moody’s stable
outlook reflected its view that the state is able to make
midcourse corrections, and it has often taken difficult actions to strengthen its balance sheet.
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
8/31/22
% of Total
Investments*
Health Care 22.41%
Housing 15.62%
Education 14.25%
Transportation 12.18%
Utilities 7.90%
Lease 7.20%
Local 6.82%
Refunded 5.65%
Special Tax 4.42%
State General Obligation 3.55%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
73
.

Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin
Maryland Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -6.80% -10.30%
1-Year -9.63% -13.01%
5-Year +1.99% -0.37%
10-Year +11.70% +0.73%
Advisor
6-Month -6.77% -6.77%
1-Year -9.39% -9.39%
5-Year +3.11% +0.62%
10-Year +13.49% +1.27%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.44% 4.86% 2.34% 4.66%
Advisor 2.79% 5.55% 2.68% 5.33%
See page 23 for Performance Summary footnotes.

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Maryland state and local personal income tax rate of 49.75%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.123221
A1 $0.130861
C $0.102073
R6 $0.138692
Advisor $0.135958
Total Annual Operating Expenses
8
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $932.00 $4.30 $1,020.76 $4.49 0.88%
A1 $1,000 $932.70 $3.56 $1,021.52 $3.73 0.73%
C $1,000 $928.70 $6.18 $1,018.80 $6.46 1.27%
R6 $1,000 $932.60 $2.81 $1,022.30 $2.94 0.58%
Advisor $1,000 $932.30 $3.07 $1,022.03 $3.22 0.63%

franklintempleton.com
Semiannual Report
Franklin Missouri Tax-Free Income Fund
This semiannual report for Franklin Missouri Tax-Free
Income Fund covers the period ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Missouri personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.48 on February 28, 2022, to
$10.47 on August 31, 2022. The Fund’s Class A shares
paid dividends totaling 14.6673 cents per share for the
same period.
2
The Performance Summary beginning on
page 27 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.78%,
based on an annualization of August’s 2.5193 cents per
share monthly dividend and the maximum offering price
of $10.88 on August 31, 2022. An investor in the 2022
maximum combined effective federal and Missouri personal
income tax bracket of 46.20% (including 3.80% Medicare
tax) would need to earn a distribution rate of 5.17% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Missouri’s economy stalled
as part of a national slowdown, contracting in 2022’s first
quarter. However, the state’s high industrial and employment diversity and low business costs helped its economy’s
resilience. The state’s unemployment rate began the period
at 3.7% and ended at 2.5%, compared with the 3.7%
national rate. Following a record budget surplus in fiscal
year (FY) 2022, the governor signed a FY 2023 budget
that funded a significant rise in minimum teacher salaries,
Medicaid expansion and infrastructure projects. The state’s
net tax-supported debt was $398 per capita and 0.7% of
personal income, substantially below the $1,179 and 2.1%
national medians, respectively.
3
Independent credit rating
agency Moody’s Investors Service maintained the state’s
general obligation bonds’ Aaa rating with a stable outlook.
4
The rating reflected Moody’s view of Missouri’s strong
executive powers to address revenue shortfalls, stable
budget reserves, historically conservative fiscal policies
and below-average debt and pension burden. According
to Moody’s, challenges include limits to the state’s ability to increase revenue and a requirement to issue taxpayer
rebates when revenue growth exceeds personal income
growth. Moody’s stable outlook reflected its assessment of
the state’s strong liquidity, high expenditure flexibility and limited future borrowing plans.
Portfolio Composition
8/31/22
% of Total
Investments*
Health Care 27.07%
Utilities 18.66%
Lease 16.80%
Education 9.34%
Local 8.48%
Transportation 7.50%
Housing 7.05%
Special Tax 2.11%
Industrial Dev. Revenue and Pollution Control 1.92%
Refunded 1.07%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021, 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
82
.

Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Missouri Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.54% -11.01%
1-Year -10.52% -13.88%
5-Year +1.97% -0.37%
10-Year +12.43% +0.79%
Advisor
6-Month -7.51% -7.51%
1-Year -10.30% -10.30%
5-Year +3.01% +0.59%
10-Year +14.14% +1.33%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.78% 5.17% 2.46% 4.57%
Advisor 3.15% 5.86% 2.81% 5.22%
See page 28 for Performance Summary footnotes.

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Missouri personal income tax rate of 46.20%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.146673
A1 $0.154842
C $0.124488
R6 $0.162144
Advisor $0.160281
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $924.60 $3.93 $1,021.12 $4.13 0.81%
A1 $1,000 $924.40 $3.21 $1,021.87 $3.37 0.66%
C $1,000 $921.70 $5.84 $1,019.13 $6.13 1.21%
R6 $1,000 $925.10 $2.55 $1,022.56 $2.68 0.53%
Advisor $1,000 $924.90 $2.72 $1,022.38 $2.86 0.56%

franklintempleton.com
Semiannual Report
Franklin North Carolina Tax-Free Income Fund
This semiannual report for Franklin North Carolina Tax-Free
Income Fund covers the period ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and North Carolina personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.31 on February 28, 2022, to
$10.37 on August 31, 2022. The Fund’s Class A shares
paid dividends totaling 11.4441 cents per share for the
same period.
2
The Performance Summary beginning on
page 32 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.15%, based
on an annualization of August’s 1.9340 cents per share
monthly dividend and the maximum offering price of $10.77
on August 31, 2022. An investor in the 2022 maximum
combined effective federal and North Carolina personal
income tax bracket of 45.79% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.97% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, North Carolina’s economy
stalled as part of a national slowdown, contracting in 2022’s first quarter. Nonetheless, North Carolina benefited from
strong employment and population growth, as well as a
favorable business climate. The state’s unemployment rate
began the period at 3.7% and ended at 3.5%, compared with
the 3.7% national rate. In July 2022, the governor signed an addendum to the previously-enacted budget for the 2022–
2023 biennium that increased pay for teachers and state
employees. The state’s net tax-supported debt was $686
per capita and 1.2% of personal income, substantially lower
than the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained the state’s general obligation bonds’ Aaa rating
with a stable outlook.
4
The rating reflected Moody’s view
that the state benefits from a history of conservative fiscal management, strong executive powers to reduce spending
and commitment to maintaining strong reserves and
affordable liabilities. According to Moody’s, credit challenges include continuing to manage expenditure pressures amid
continued growth, as well as the differences between the
governor and state legislature on budget priorities. Moody’s stable outlook reflected its assessment of North Carolina’s
conservative fiscal management and budgeting practices.
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
8/31/22
% of Total
Investments*
Education 19.11%
Health Care 18.18%
Utilities 13.16%
Transportation 10.52%
Housing 9.90%
Refunded 9.88%
Lease 8.84%
Local 7.47%
State General Obligation 2.00%
Special Tax 0.94%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
93
.

Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin North
Carolina Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.32% -10.79%
1-Year -10.39% -13.75%
5-Year +0.95% -0.57%
10-Year +8.02% +0.39%
Advisor
6-Month -7.29% -7.29%
1-Year -10.25% -10.25%
5-Year +1.97% +0.39%
10-Year +9.67% +0.93%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.15% 3.97% 2.65% 4.89%
Advisor 2.50% 4.61% 3.01% 5.55%
See page 33 for Performance Summary footnotes.

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and North Carolina personal income tax rate of 45.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.114441
A1 $0.122491
C $0.092339
R6 $0.130071
Advisor $0.127856
Total Annual Operating Expenses
8
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $926.80 $3.99 $1,021.06 $4.19 0.82%
A1 $1,000 $926.70 $3.26 $1,021.82 $3.43 0.67%
C $1,000 $925.20 $5.89 $1,019.09 $6.18 1.21%
R6 $1,000 $928.10 $2.58 $1,022.53 $2.71 0.53%
Advisor $1,000 $927.10 $2.78 $1,022.32 $2.92 0.57%

franklintempleton.com
Semiannual Report
Franklin Virginia Tax-Free Income Fund
This semiannual report for Franklin Virginia Tax-Free Income
Fund covers the period ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Virginia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.79 on February 28, 2022, to
$9.87 on August 31, 2022. The Fund’s Class A shares
paid dividends totaling 10.6660 cents per share for the
same period.
2
The Performance Summary beginning on
page 37 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.23%,
based on an annualization of August’s 1.9020 cents per
share monthly dividend and the maximum offering price
of $10.25 on August 31, 2022. An investor in the 2022
maximum combined effective federal and Virginia personal
income tax bracket of 46.55% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.17% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Commonwealth Update
During the six-month period, Virginia’s economy stalled
as part of a national slowdown, contracting in 2022’s first
quarter. However, the commonwealth’s economy benefited
from a sizable federal presence and a growing technology-
related services industry. Virginia’s unemployment rate
began the period at 3.2% and ended at 2.6%, compared
with the 3.7% national rate. Better-than-expected growth in
revenues led to a significant budget surplus at the end of
fiscal year (FY) 2022. In June 2022, the governor signed a
biennial budget for FY 2023–2024 that raised the standard
income tax deduction, eliminated a grocery sales tax and
increased education spending. Virginia’s net tax-supported
debt was $1,823 per capita and 2.8% of personal income,
higher than the $1,179 and 2.1% national medians,
respectively.
3
Independent credit rating agency Moody’s
Investors Service maintained Virginia’s general obligation
bonds’ Aaa rating with a stable outlook, reflecting Moody’s
opinion that Virginia’s strong governance and financial
management practices will help the commonwealth maintain
budgetary balance.
4
The rating reflects Moody’s view of the
commonwealth’s conservative fiscal management, including
strong debt and pension management practices that drive
below-average liabilities. According to Moody’s, Virginia’s
challenges include education and transportation spending
pressures amid more limited resources and vulnerability to
federal downsizing.
*Does not include cash and cash equivalents.
Portfolio Composition
8/31/22
% of Total
Investments*
Health Care 20.78%
Refunded 15.93%
Transportation 13.99%
Utilities 11.69%
Education 10.89%
Lease 9.46%
Special Tax 6.63%
Housing 5.42%
Other Revenue Bonds 2.03%
State General Obligation 1.24%
Industrial Dev. Revenue and Pollution Control 1.06%
Local 0.88%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
105
.

Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Virginia Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.55% -11.02%
1-Year -10.97% -14.31%
5-Year -0.99% -0.96%
10-Year +8.68% +0.45%
Advisor
6-Month -7.43% -7.43%
1-Year -10.65% -10.65%
5-Year +0.12% +0.02%
10-Year +10.53% +1.01%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.23% 4.17% 2.67% 5.00%
Advisor 2.57% 4.81% 3.03% 5.67%
See page 38 for Performance Summary footnotes.

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Virginia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.106660
A1 $0.114324
C $0.085553
R6 $0.122063
Advisor $0.119429
Total Annual Operating Expenses
8
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $924.50 $4.15 $1,020.90 $4.35 0.85%
A1 $1,000 $925.20 $3.42 $1,021.65 $3.59 0.70%
C $1,000 $922.00 $6.03 $1,018.93 $6.34 1.25%
R6 $1,000 $925.00 $2.68 $1,022.42 $2.81 0.55%
Advisor $1,000 $925.70 $2.93 $1,022.16 $3.08 0.60%

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.97 $11.18 $11.40 $10.85 $10.79
Income from investment operations
c
:
Net investment income
d
......................... 0.12 0.22 0.28 0.30 0.15
Net realized and unrealized gains (losses) ........... (0.93) (0.21) (0.23) 0.57 0.06
Total from investment operations .................... (0.81) 0.01 0.05 0.87 0.21
Less distributions from:
Net investment income .......................... (0.12) (0.22) (0.27) (0.32) (0.15)
Net asset value, end of period ...................... $10.04 $10.97 $11.18 $11.40 $10.85
Total return
e
................................... (7.44)% 0.02% 0.49% 8.08% 1.98%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.92% 0.91% 0.91% 0.91% 0.92%
Expenses net of waiver and payments by affiliates
g
...... 0.90% 0.91% 0.91% 0.91% 0.92%
Net investment income ........................... 2.26% 1.91% 2.46% 2.70% 2.91%
Supplemental data
Net assets, end of period (000’s) .................... $47,299 $46,633 $30,415 $16,423 $7,334
Portfolio turnover rate ............................ 13.77% 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
74
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.95 $11.16 $11.38 $10.84 $10.88 $11.16
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.30 0.32 0.33 0.35
Net realized and unrealized gains (losses) (0.94) (0.20) (0.23) 0.55 (0.04) (0.27)
Total from investment operations ........ (0.81) 0.03 0.07 0.87 0.29 0.08
Less distributions from:
Net investment income .............. (0.12) (0.24) (0.29) (0.33) (0.33) (0.36)
Net asset value, end of period .......... $10.02 $10.95 $11.16 $11.38 $10.84 $10.88
Total return
d
....................... (7.39)% 0.17% 0.64% 8.16% 2.76% 0.72%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.76% 0.77% 0.76% 0.77% 0.74%
Expenses net of waiver and payments by
affiliates .......................... 0.75%
f
0.76%
f
0.77%
f
0.76%
f
0.77%
f
0.74%
Net investment income ............... 2.41% 2.07% 2.66% 2.85% 3.06% 3.16%
Supplemental data
Net assets, end of period (000’s) ........ $139,339 $163,571 $174,802 $186,486 $188,290 $208,340
Portfolio turnover rate ................ 13.77% 20.50% 24.03% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.10 $11.32 $11.54 $10.98 $11.02 $11.30
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.17 0.24 0.26 0.27 0.29
Net realized and unrealized gains (losses) (0.95) (0.22) (0.23) 0.57 (0.04) (0.27)
Total from investment operations ........ (0.85) (0.05) 0.01 0.83 0.23 0.02
Less distributions from:
Net investment income .............. (0.09) (0.17) (0.23) (0.27) (0.27) (0.30)
Net asset value, end of period .......... $10.16 $11.10 $11.32 $11.54 $10.98 $11.02
Total return
d
....................... (7.64)% (0.38)% (0.01)% 7.68% 2.15% 0.16%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.31% 1.30% 1.31% 1.31% 1.32% 1.29%
Expenses net of waiver and payments by
affiliates .......................... 1.29%
f
1.30%
f
1.31%
f
1.31%
f
1.32%
f
1.29%
Net investment income ............... 1.82% 1.51% 2.10% 2.30% 2.51% 2.61%
Supplemental data
Net assets, end of period (000’s) ........ $9,901 $13,416 $23,374 $31,175 $30,641 $45,422
Portfolio turnover rate ................ 13.77% 20.50% 24.03% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.95 $11.17 $11.39 $10.84 $10.88 $11.13
Income from investment operations
c
:
Net investment income
d
............. 0.13 0.25 0.31 0.33 0.35 0.22
Net realized and unrealized gains (losses) (0.92) (0.22) (0.22) 0.57 (0.04) (0.26)
Total from investment operations ........ (0.79) 0.03 0.09 0.90 0.31 (0.04)
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.31) (0.35) (0.35) (0.21)
Net asset value, end of period .......... $10.03 $10.95 $11.17 $11.39 $10.84 $10.88
Total return
e
....................... (7.24)% 0.22% 0.77% 8.39% 2.78% (0.26)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.65% 0.65% 0.65% 0.65% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.62%
g
0.63%
g
0.63%
g
0.63%
g
0.63%
g
0.61%
Net investment income ............... 2.54% 2.19% 2.78% 2.98% 3.20% 3.29%
Supplemental data
Net assets, end of period (000’s) ........ $1,999 $2,308 $1,756 $1,664 $824 $1,516
Portfolio turnover rate ................ 13.77% 20.50% 24.03% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.95 $11.17 $11.39 $10.84 $10.88 $11.16
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.31 0.33 0.34 0.36
Net realized and unrealized gains (losses) (0.93) (0.22) (0.23) 0.56 (0.04) (0.27)
Total from investment operations ........ (0.80) 0.03 0.08 0.89 0.30 0.09
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.30) (0.34) (0.34) (0.37)
Net asset value, end of period .......... $10.02 $10.95 $11.17 $11.39 $10.84 $10.88
Total return
d
....................... (7.34)% 0.18% 0.74% 8.36% 2.86% 0.82%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.66% 0.67% 0.66% 0.67% 0.64%
Expenses net of waiver and payments by
affiliates .......................... 0.65%
f
0.66%
f
0.67%
f
0.66%
f
0.67%
f
0.64%
Net investment income ............... 2.51% 2.16% 2.74% 2.95% 3.16% 3.26%
Supplemental data
Net assets, end of period (000’s) ........ $17,864 $19,796 $15,036 $11,709 $8,335 $7,689
Portfolio turnover rate ................ 13.77% 20.50% 24.03% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.1%
Software 0.1%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 300,000 $ 300,000
Total Corporate Bonds (Cost $300,000) ........................................
300,000
Municipal Bonds 96.5%
Alabama 89.0%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... 2,000,000 1,903,255
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,099,948
Alabama State University ,
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/36 ...................... 1,500,000 1,647,621
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/40 ...................... 1,500,000 1,628,566
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,825,080
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,625,103
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 6,449,787
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 337,465
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 362,602
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 442,846
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 351,147
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 497,197
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 536,069
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 390,725
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 2,471,296
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 683,015
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,725,651
b
Black Belt Energy Gas District ,
Revenue, 2021 A, Refunding, Mandatory Put, 4%, 12/01/31 .................. 2,000,000 1,988,753
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 1,000,000 994,775
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 10,073,372
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 3,000,000 3,249,980
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,728,481
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
2,500,000 2,366,073
City of Boaz ,
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/46 ................. 1,000,000 950,929
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/50 ................. 1,500,000 1,412,387
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
3,000,000 2,824,866
City of Huntsville ,
GO, 2018 B, 5%, 5/01/38 ............................................ 4,775,000 5,218,570
Water, Revenue, 2015, Pre-Refunded, 5%, 11/01/35 ....................... 4,000,000 4,269,525
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,559,597
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 2,759,310
City of Pelham , GO , 2014 , Pre-Refunded , 5% , 2/01/34 .......................
2,635,000 2,731,886
City of Trussville ,
GO, 2014 B, Pre-Refunded, 5%, 10/01/39 ............................... 1,895,000 1,948,768
GO, 2018 A, 4%, 8/01/41 ............................................ 3,000,000 2,947,326
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,412,546
County of Mobile ,
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 1,000,000 1,012,739
c
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 2,500,000 2,014,856
DCH Healthcare Authority ,
Revenue, 2015, Refunding, 5%, 6/01/36 ................................. 2,000,000 2,047,746

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
DCH Healthcare Authority, (continued)
Revenue, 2021 A, 4%, 6/01/46 ........................................ $ 2,310,000 $ 2,129,462
East Alabama Health Care Authority (The) ,
Revenue, 2018 A, 4%, 9/01/30 ........................................ 1,000,000 1,029,384
Revenue, 2018 A, 5%, 9/01/41 ........................................ 3,000,000 3,107,113
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
3,000,000 2,858,818
Florence Public Building Authority , City of Florence , Revenue , 2021 , 4% , 9/01/35 ....
500,000 502,385
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 10,000,000 9,429,848
Homewood Educational Building Authority ,
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,229,274
Samford University, Revenue, 2021 A, 4%, 12/01/51 ....................... 1,470,000 1,302,053
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/41 ....... 3,000,000 3,069,303
Infirmary Health System Obligated Group, Revenue, 2021 A, Refunding, 4%, 2/01/46 3,000,000 2,735,056
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 5,424,187
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 4,498,701
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,153,247
b
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 2,000,000 2,019,734
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,888,519
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,937,910
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 970,132
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,933,628
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 1,962,485
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,354,764
b
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , Mandatory Put ,
4% , 10/01/28 ..................................................... 5,000,000 4,967,101
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,933,277
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,121,267
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,406
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,379,178
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,420,165
University of Alabama (The) ,
Revenue, 2013 D-2, Pre-Refunded, 5%, 10/01/37 ......................... 7,520,000 7,713,029
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 5,370,994
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,673,030
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,157,520
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,520,870
192,577,698
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
700,000 605,844
Florida 0.6%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 353,700
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 1,150,000 976,925
1,330,625

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 0.4%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
$ 1,000,000 $ 913,507
Kentucky 0.5%
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 1,500,000 1,026,978
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 275,000 246,094
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,700,000 2,511,972
2,758,066
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 405,126
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 404,700
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 1,485,000 993,606
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 596,473
2,399,905
Texas 0.5%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 600,000 474,923
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 642,862
1,117,785
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 404,765
Wisconsin 0.8%
c
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 500,000 417,982
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 1,300,000 1,291,247
1,709,229
U.S. Territories 1.8%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,041,112
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 507,792
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,011,313

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. $ 530,000 $ 535,089
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 727,580
2,781,774
Total U.S. Territories .................................................................... 3,822,886
Total Municipal Bonds (Cost $221,343,883) .....................................
208,667,288
Total Long Term Investments (Cost $221,643,883) ...............................
208,967,288
a
a a a a
a
Total Investments (Cost $221,643,883) 96.6% ...................................
$208,967,288
Other Assets, less Liabilities 3.4% .............................................
7,435,656
Net Assets 100.0% ...........................................................
$216,402,944
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $9,599,443, representing 4.4% of net assets.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.57 $11.91 $12.19 $11.59 $11.57
Income from investment operations
c
:
Net investment income
d
......................... 0.14 0.26 0.30 0.32 0.17
Net realized and unrealized gains (losses) ........... (1.03) (0.34) (0.29) 0.63 0.02
Total from investment operations .................... (0.89) (0.08) 0.01 0.95 0.19
Less distributions from:
Net investment income .......................... (0.13) (0.26) (0.29) (0.35) (0.17)
Net asset value, end of period ...................... $10.55 $11.57 $11.91 $12.19 $11.59
Total return
e
................................... (7.67)% (0.71)% 0.14% 8.27% 1.70%
Ratios to average net assets
f
Expenses
g
.................................... 0.86% 0.86% 0.85% 0.86% 0.87%
Net investment income ........................... 2.49% 2.20% 2.48% 2.76% 3.10%
Supplemental data
Net assets, end of period (000’s) .................... $81,492 $92,129 $77,256 $54,945 $19,705
Portfolio turnover rate ............................ 8.56% 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.57 $11.91 $12.19 $11.59 $11.65 $11.99
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.28 0.32 0.35 0.38 0.39
Net realized and unrealized gains (losses) (1.03) (0.34) (0.29) 0.61 (0.06) (0.33)
Total from investment operations ........ (0.89) (0.06) 0.03 0.96 0.32 0.06
Less distributions from:
Net investment income .............. (0.14) (0.28) (0.31) (0.36) (0.38) (0.40)
Net asset value, end of period .......... $10.54 $11.57 $11.91 $12.19 $11.59 $11.65
Total return
d
....................... (7.69)% (0.56)% 0.29% 8.44% 2.83% 0.46%
Ratios to average net assets
e
Expenses ......................... 0.71%
f
0.71%
f
0.71%
f
0.71%
f
0.72%
f
0.69%
g
Net investment income ............... 2.64% 2.36% 2.66% 2.91% 3.25% 3.25%
Supplemental data
Net assets, end of period (000’s) ........ $210,937 $249,763 $274,232 $309,436 $313,940 $363,390
Portfolio turnover rate ................ 8.56% 22.60% 16.89% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.75 $12.09 $12.38 $11.77 $11.83 $12.16
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.22 0.25 0.29 0.32 0.33
Net realized and unrealized gains (losses) (1.05) (0.35) (0.29) 0.62 (0.06) (0.33)
Total from investment operations ........ (0.94) (0.13) (0.04) 0.91 0.26 —
Less distributions from:
Net investment income .............. (0.11) (0.21) (0.25) (0.30) (0.32) (0.33)
Net asset value, end of period .......... $10.70 $11.75 $12.09 $12.38 $11.77 $11.83
Total return
d
....................... (8.00)% (1.10)% (0.34)% 7.84% 2.22% (0.02)%
Ratios to average net assets
e
Expenses ......................... 1.25%
f
1.25%
f
1.25%
f
1.26%
f
1.27%
f
1.24%
g
Net investment income ............... 2.05% 1.79% 2.08% 2.36% 2.70% 2.70%
Supplemental data
Net assets, end of period (000’s) ........ $22,910 $28,904 $45,512 $62,426 $72,542 $109,722
Portfolio turnover rate ................ 8.56% 22.60% 16.89% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.57 $11.91 $12.20 $11.59 $11.66 $11.94
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.30 0.33 0.36 0.39 0.24
Net realized and unrealized gains (losses) (1.02) (0.34) (0.29) 0.63 (0.06) (0.29)
Total from investment operations ........ (0.87) (0.04) 0.04 0.99 0.33 (0.05)
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.33) (0.38) (0.40) (0.23)
Net asset value, end of period .......... $10.55 $11.57 $11.91 $12.20 $11.59 $11.66
Total return
e
....................... (7.54)% (0.42)% 0.35% 8.67% 2.86% (0.40)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.57% 0.58% 0.59% 0.59% 4.47%
Expenses net of waiver and payments by
affiliates .......................... 0.57%
g,h
0.57%
g,h
0.56%
g
0.57%
g
0.57%
g
0.55%
Net investment income ............... 2.78% 2.49% 2.73% 3.05% 3.40% 3.39%
Supplemental data
Net assets, end of period (000’s) ........ $10,774 $17,047 $13,813 $4,981 $3,786 $5
Portfolio turnover rate ................ 8.56% 22.60% 16.89% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.57 $11.92 $12.20 $11.59 $11.66 $11.99
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.33 0.36 0.39 0.40
Net realized and unrealized gains (losses) (1.02) (0.35) (0.29) 0.63 (0.07) (0.32)
Total from investment operations ........ (0.87) (0.06) 0.04 0.99 0.32 0.08
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.32) (0.38) (0.39) (0.41)
Net asset value, end of period .......... $10.55 $11.57 $11.92 $12.20 $11.59 $11.66
Total return
d
....................... (7.56)% (0.46)% 0.31% 8.63% 2.83% 0.64%
Ratios to average net assets
e
Expenses ......................... 0.61%
f
0.61%
f
0.61%
f
0.61%
f
0.62%
f
0.59%
g
Net investment income ............... 2.73% 2.46% 2.74% 3.01% 3.35% 3.35%
Supplemental data
Net assets, end of period (000’s) ........ $51,497 $72,069 $68,009 $53,789 $40,142 $35,389
Portfolio turnover rate ................ 8.56% 22.60% 16.89% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 900,000
Total Corporate Bonds (Cost $900,000) ........................................
900,000
Municipal Bonds 97.2%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,125,139
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 2,592,000 2,278,990
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 750,000 530,550
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,030,000 1,724,485
4,534,025
Georgia 88.6%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ 2,390,000 2,573,715
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 4,961,480
Atlanta & Fulton County Recreation Authority , City of Atlanta Park Tax , Revenue , 2014
A , Refunding , 5% , 12/01/35 .......................................... 3,530,000 3,691,216
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 8,099,132
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,124,028
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,667,029
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 949,484
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 938,393
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 3,902,882
c
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,279,077
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,860,784
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2015, 5%, 7/01/41 .......... 2,000,000 2,067,830
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 . 1,250,000 1,210,112
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 1,500,000 1,407,984
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGMC Insured , 5% , 6/15/37 ................................. 3,140,000 3,286,387
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/33 ........................................................ 4,005,000 4,117,988
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,338,546
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 4,381,705
BeltLineTAD, Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ................. 1,780,000 1,918,322
Department of Aviation, Revenue, 2021 B, Refunding, 5%, 7/01/37 ............. 1,480,000 1,641,547
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,607,286
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 5,488,738
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 5,399,673

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... $ 1,835,000 $ 1,504,108
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,310,299
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,296,174
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,248,897
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,404,964
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 956,771
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 399,514
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 425,000 417,110
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 422,950
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 364,226
WellStar Health System Obligated Group, Revenue, 2022 A, 4%, 4/01/52 ........ 3,100,000 2,855,801
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGMC Insured, 5%, 10/01/35 .. 5,655,000 6,113,500
Water & Sewerage, Revenue, 2011 A, 5.25%, 10/01/41 ..................... 4,225,000 4,232,608
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 4,120,687
County of Oconee , GO , 2021 , 4% , 1/01/32 ................................
1,000,000 1,084,651
County of Rockdale ,
Stormwater System, Revenue, 2021, 4%, 7/01/36 ......................... 500,000 512,978
Stormwater System, Revenue, 2021, 4%, 7/01/41 ......................... 500,000 490,596
Coweta County Water & Sewage Authority ,
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 685,693
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 812,757
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 2,908,898
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 5,000,000 5,006,650
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 1,924,751
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/44 ........................................................ 10,000,000 10,254,993
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 4,654,832
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/29 ............. 1,000,000 1,129,772
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/30 ............. 1,030,000 1,176,349
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/31 ............. 1,235,000 1,418,204
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/32 ............. 1,350,000 1,556,980
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,034,982
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 3,731,572
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 5,453,736
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,560,972
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,092,750
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 5,347,603
KSU University II Real Estate Foundation LLC, Revenue, 2021, Refunding, 4%,
7/15/34 ........................................................ 1,000,000 1,004,368
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 1,888,865

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Development Authority of Gwinnett County , Gwinnett County School District , COP ,
2006 , NATL Insured , 5.25% , 1/01/24 ................................... $ 2,000,000 $ 2,075,590
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 3,896,659
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 1,012,596
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 7,735,000 8,178,110
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 2,921,094
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,057,855
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 7,290,816
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 4,683,337
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/51 5,000,000 4,538,501
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
1,000,000 983,317
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,261,707
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 1,655,000 1,655,472
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 1,170,000 1,158,364
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,197,510
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,685,000 4,211,195
Georgia Ports Authority ,
Revenue, 2021, 4%, 7/01/51 ......................................... 3,250,000 3,093,253
Revenue, 2022, 5%, 7/01/47 ......................................... 2,500,000 2,737,046
Revenue, 2022, 5.25%, 7/01/52 ....................................... 2,000,000 2,221,509
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,031,661
Gwinnett County School District , GO , 2019 , 5% , 2/01/41 ......................
3,000,000 3,324,649
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,282,700
Hogansville Ga Combined Public Utility System , Revenue , 1993 , AGMC Insured , ETM,
6% , 10/01/23 ..................................................... 980,000 1,016,810
Lawrenceville Building Authority , City of Lawrenceville , Revenue , 2015 , 5% , 4/01/35 .
2,270,000 2,389,914
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 5,427,197
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 2,621,760
d
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 5,000,000 5,252,610
b,d
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 8,000,000 7,765,727
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015 B , 5% , 7/01/45 ........
5,000,000 5,318,337
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 962,577
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,211,977
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 4,740,637
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 3,626,799
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 292,092
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 373,003
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 763,619
Revenue, GG, Refunding, 5%, 1/01/39 .................................. 7,000,000 7,044,641
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,085,952
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 4,000,000 4,363,617
Mercer University, Revenue, 2021, Refunding, 4%, 10/01/50 ................. 5,400,000 4,873,475

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Private Colleges & Universities Authority, (continued)
Mercer University, Revenue, 2022, Refunding, 5.25%, 10/01/51 ............... $ 4,500,000 $ 4,781,082
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
1,000,000 983,379
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 7,914,043
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,194,565
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,167,237
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,397,273
334,675,208
Illinois 0.8%
State of Illinois ,
GO, 2021 A, 5%, 3/01/37 ............................................ 250,000 264,279
GO, 2021 B, 4%, 12/01/38 ........................................... 3,000,000 2,819,539
3,083,818
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , Revenue , 2021 A , Refunding , 5% ,
6/15/31 ......................................................... 1,220,000 1,355,063
New York 0.7%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 100,000 87,339
Revenue, 2020 D, 4%, 11/15/47 ....................................... 600,000 535,498
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,300,000 2,139,828
2,762,665
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 900,000 729,226
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 900,000 728,459
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 397,649
1,855,334
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,200,000 949,845
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,205,367
2,155,212
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 728,578
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 900,000 752,368
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,500,000 1,208,277
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 2,300,000 2,284,513
4,245,158
U.S. Territories 2.8%
Puerto Rico 2.8%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 568,727
c
Revenue, XX, 5.25%, 7/01/40 ........................................ 2,270,000 1,844,375

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... $ 4,800,000 $ 4,887,495
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,450,000 1,463,923
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,100,000 1,103,285
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
480,000 465,651
10,333,456
Total U.S. Territories .................................................................... 10,333,456
Total Municipal Bonds (Cost $395,422,515) .....................................
366,853,656
Total Long Term Investments (Cost $396,322,515) ...............................
367,753,656
a
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Georgia 0.7%
e
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 1.28% , 9/01/37 ..................... 2,800,000 2,800,000
Total Municipal Bonds (Cost $2,800,000) .......................................
2,800,000
Total Short Term Investments (Cost $2,800,000 ) .................................
2,800,000
a
Total Investments (Cost $399,122,515) 98.1% ...................................
$370,553,656
Other Assets, less Liabilities 1.9% .............................................
7,056,066
Net Assets 100.0% ...........................................................
$377,609,722
See Abbreviations on page 140 .
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $22,173,244, representing 5.9% of net assets.
c
See Note 7 regarding defaulted securities.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.03 $11.28 $11.55 $10.93 $10.85
Income from investment operations
c
:
Net investment income
d
......................... 0.12 0.24 0.28 0.30 0.16
Net realized and unrealized gains (losses) ........... (0.95) (0.25) (0.27) 0.64 0.08
Total from investment operations .................... (0.83) (0.01) 0.01 0.94 0.24
Less distributions from:
Net investment income .......................... (0.12) (0.24) (0.28) (0.32) (0.16)
Net asset value, end of period ...................... $10.08 $11.03 $11.28 $11.55 $10.93
Total return
e
................................... (7.54)% (0.17)% 0.09% 8.68% 2.22%
Ratios to average net assets
f
Expenses
g
.................................... 0.88% 0.87% 0.87% 0.86% 0.88%
Net investment income ........................... 2.33% 2.07% 2.49% 2.70% 3.06%
Supplemental data
Net assets, end of period (000’s) .................... $64,005 $69,773 $56,810 $48,032 $18,110
Portfolio turnover rate ............................ 5.25% 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.03 $11.28 $11.55 $10.92 $10.90 $11.15
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.30 0.32 0.35 0.36
Net realized and unrealized gains (losses) (0.96) (0.25) (0.28) 0.64 0.02 (0.24)
Total from investment operations ........ (0.83) — 0.02 0.96 0.37 0.12
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.29) (0.33) (0.35) (0.37)
Net asset value, end of period .......... $10.07 $11.03 $11.28 $11.55 $10.92 $10.90
Total return
d
....................... (7.56)% (0.02)% 0.24% 8.94% 3.45% 1.04%
Ratios to average net assets
e
Expenses ......................... 0.73%
f
0.72%
f
0.72%
f
0.71%
f
0.73%
f
0.70%
Net investment income ............... 2.48% 2.22% 2.66% 2.85% 3.21% 3.23%
Supplemental data
Net assets, end of period (000’s) ........ $197,196 $234,499 $250,576 $289,744 $284,259 $322,080
Portfolio turnover rate ................ 5.25% 16.61% 22.66% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.21 $11.46 $11.74 $11.10 $11.07 $11.32
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.19 0.24 0.26 0.29 0.30
Net realized and unrealized gains (losses) (0.97) (0.25) (0.29) 0.65 0.03 (0.25)
Total from investment operations ........ (0.87) (0.06) (0.05) 0.91 0.32 0.05
Less distributions from:
Net investment income .............. (0.10) (0.19) (0.23) (0.27) (0.29) (0.30)
Net asset value, end of period .......... $10.24 $11.21 $11.46 $11.74 $11.10 $11.07
Total return
d
....................... (7.79)% (0.57)% (0.39)% 8.34% 2.92% 0.46%
Ratios to average net assets
e
Expenses ......................... 1.27%
f
1.26%
f
1.26%
f
1.26%
f
1.28%
f
1.25%
Net investment income ............... 1.88% 1.64% 2.08% 2.30% 2.66% 2.68%
Supplemental data
Net assets, end of period (000’s) ........ $15,108 $19,991 $29,441 $38,066 $42,188 $61,399
Portfolio turnover rate ................ 5.25% 16.61% 22.66% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.03 $11.28 $11.55 $10.93 $10.90 $11.18
Income from investment operations
c
:
Net investment income
d
............. 0.14 0.27 0.31 0.33 0.36 0.22
Net realized and unrealized gains (losses) (0.96) (0.25) (0.27) 0.64 0.03 (0.28)
Total from investment operations ........ (0.82) 0.02 0.04 0.97 0.39 (0.06)
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.31) (0.35) (0.36) (0.22)
Net asset value, end of period .......... $10.07 $11.03 $11.28 $11.55 $10.93 $10.90
Total return
e
....................... (7.49)% 0.12% 0.38% 8.99% 3.67% (0.59)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.59% 0.59% 0.60% 0.60% 0.61% 0.60%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.58%
g
0.58%
g
0.58%
g
0.58%
g
0.59%
g
0.57%
Net investment income ............... 2.62% 2.36% 2.78% 2.98% 3.35% 3.36%
Supplemental data
Net assets, end of period (000’s) ........ $6,741 $8,031 $6,076 $5,383 $3,865 $3,683
Portfolio turnover rate ................ 5.25% 16.61% 22.66% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.03 $11.28 $11.55 $10.93 $10.90 $11.15
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.31 0.33 0.36 0.37
Net realized and unrealized gains (losses) (0.96) (0.24) (0.28) 0.63 0.03 (0.24)
Total from investment operations ........ (0.83) 0.02 0.03 0.96 0.39 0.13
Less distributions from:
Net investment income .............. (0.13) (0.27) (0.30) (0.34) (0.36) (0.38)
Net asset value, end of period .......... $10.07 $11.03 $11.28 $11.55 $10.93 $10.90
Total return
d
....................... (7.52)% 0.08% 0.34% 8.95% 3.65% 1.14%
Ratios to average net assets
e
Expenses ......................... 0.63%
f
0.62%
f
0.62%
f
0.61%
f
0.63%
f
0.60%
Net investment income ............... 2.57% 2.32% 2.73% 2.95% 3.31% 3.33%
Supplemental data
Net assets, end of period (000’s) ........ $34,353 $42,264 $37,329 $27,945 $19,580 $14,091
Portfolio turnover rate ................ 5.25% 16.61% 22.66% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 353,700
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 989,307
Louisiana 93.5%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 989,737
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 453,264
Calcasieu Parish School District No. 23 ,
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 691,066
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,063,461
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,095,230
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,089,992
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,020,416
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 751,408
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,127,400
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,177,787
City of Bossier City , Utilities , Revenue , 2014 , Pre-Refunded , 5% , 10/01/37 ........
5,280,000 5,560,463
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 4,722,200
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 4,789,337
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 1,833,477
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,223,987
City of Ruston , Sales Tax , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...........
1,085,000 1,167,966
City of Shreveport ,
Revenue, 2016, Refunding, BAM Insured, 5%, 3/01/27 ...................... 1,500,000 1,642,068
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,297,070
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 3,825,336
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,270,368
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/33 ............................ 1,000,000 1,061,308
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,306,538
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 4,740,112
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 859,417
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,236,069
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 1,003,495
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 4,951,835
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,417,944
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 230,656
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 181,893
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/28 ................... 1,345,000 1,443,727
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/31 ................... 2,400,000 2,566,353
Livingston Parish School Board ,
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/30 ................. 500,000 540,569
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/31 ................. 1,300,000 1,398,102
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/32 ................. 1,500,000 1,595,445

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... $ 875,000 $ 889,742
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... 1,305,000 1,294,147
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... 620,000 519,495
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,975,000 1,510,389
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 2,000,000 1,563,363
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,117,746
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,302,649
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 2,399,157
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 808,443
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 623,649
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 6,528,120
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/32 ................................................... 3,000,000 3,156,226
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 773,283
a
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,225,000 966,933
a
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 2,000,000 1,657,925
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 1,900,000 1,500,371
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 250,000 196,360
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 221,200 169,987
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 309,471 234,959
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 249,529 189,225
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 2,875,120
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 3,715,073
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,003,146
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/39 ....................................... 1,060,000 1,061,622
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/41 ....................................... 500,000 489,800
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/43 ....................................... 500,000 485,922
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/30 .................................................... 1,020,000 1,066,947
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/31 .................................................... 1,065,000 1,112,686
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/32 .................................................... 1,100,000 1,137,969
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/33 .................................................... 1,155,000 1,179,819
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,205,214
Louisiana Public Facilities Authority ,
Revenue, 2017 A, 4%, 12/15/50 ....................................... 1,940,000 1,822,987
Revenue, 2017 A, Pre-Refunded, 4%, 12/15/50 ........................... 60,000 63,822
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,230,576
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,143,422
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 37,449
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 10,000,000 10,306,854

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 $ 5,000,000 $ 4,607,622
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 6,638,013
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,363,531
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/37 ....... 2,020,000 1,919,011
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 3,460,000 3,241,155
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/41 ....... 2,850,000 2,632,727
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 2,500,000 2,557,424
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 32,478
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 21,652
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 10,000,000 10,264,202
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 2,009,409
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,525,000
Tulane University, Revenue, 2013 B, 5%, 10/01/37 ......................... 5,540,000 5,582,772
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,139,234
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,057,515
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,157,772
Louisiana State Transportation Authority , Revenue , 2013 A , Pre-Refunded , 5% , 8/15/38
4,500,000 4,611,223
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,917,976
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,578,436
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 10,000,000 10,384,286
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 5%, 8/01/31 ......................................... 1,000,000 1,135,997
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,006,167
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 2,650,739
Parish of Terrebonne ,
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/35 .......................... 1,015,000 1,049,188
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/41 .......................... 2,660,000 2,609,735
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 2,941,162
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,090,181
Revenue, 2020 D, 5%, 4/01/50 ........................................ 4,000,000 4,250,245
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,189,615
St. Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 .................
805,000 814,332
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,733,005
State of Louisiana ,
GO, 2014 C, Refunding, 5%, 8/01/27 ................................... 7,200,000 7,532,426
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 5,412,137
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,312,918
Revenue, 2019 A, 5%, 9/01/30 ........................................ 2,000,000 2,248,494
Revenue, 2019 A, 5%, 9/01/31 ........................................ 4,750,000 5,323,763
Revenue, 2021, 5%, 9/01/33 ......................................... 1,200,000 1,372,029
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Pre-Refunded, 5%, 5/01/41 ... 3,000,000 3,190,145
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 5,409,982
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 10,698,269
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue, 2021, Refunding, 4%, 2/01/35 ................................. 2,250,000 2,113,315
Revenue, 2021, Refunding, 4%, 2/01/38 ................................. 2,000,000 1,847,941

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... $ 1,000,000 $ 983,240
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,835,987
296,658,543
South Carolina 0.3%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 567,177
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 566,579
1,133,756
Texas 0.5%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 900,000 712,384
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 1,004,472
1,716,856
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 566,671
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 668,772
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,225,000 986,760
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 1,800,000 1,787,879
3,443,411
U.S. Territories 2.6%
Puerto Rico 2.6%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 507,792
b
Revenue, WW, 5.25%, 7/01/33 ........................................ 855,000 694,688
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. 6,230,000 6,289,821
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
696,000 675,194
8,167,495
Total U.S. Territories .................................................................... 8,167,495
Total Municipal Bonds (Cost $333,594,227) .....................................
313,029,739
a a a a
a
Total Investments (Cost $333,594,227) 98.6% ...................................
$313,029,739
Other Assets, less Liabilities 1.4% .............................................
4,372,870
Net Assets 100.0% ...........................................................
$317,402,609
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $23,427,057, representing 7.4% of net assets.
b
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.71 $10.97 $11.35 $10.80 $10.76
Income from investment operations
c
:
Net investment income
d
......................... 0.12 0.23 0.28 0.29 0.15
Net realized and unrealized gains (losses) ........... (0.85) (0.26) (0.38) 0.57 0.04
Total from investment operations .................... (0.73) (0.03) (0.10) 0.86 0.19
Less distributions from:
Net investment income .......................... (0.12) (0.23) (0.28) (0.31) (0.15)
Net asset value, end of period ...................... $9.86 $10.71 $10.97 $11.35 $10.80
Total return
e
................................... (6.80)% (0.30)% (0.84)% 8.11% 1.84%
Ratios to average net assets
f
Expenses
g
.................................... 0.88% 0.87% 0.87% 0.88% 0.88%
Net investment income ........................... 2.45% 2.10% 2.55% 2.65% 2.95%
Supplemental data
Net assets, end of period (000’s) .................... $81,268 $90,950 $78,374 $60,104 $26,572
Portfolio turnover rate ............................ 14.81% 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.71 $10.97 $11.36 $10.80 $10.76 $11.10
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.30 0.31 0.33 0.34
Net realized and unrealized gains (losses) (0.85) (0.26) (0.39) 0.58 0.05 (0.32)
Total from investment operations ........ (0.72) (0.01) (0.09) 0.89 0.38 0.02
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.30) (0.33) (0.34) (0.36)
Net asset value, end of period .......... $9.86 $10.71 $10.97 $11.36 $10.80 $10.76
Total return
d
....................... (6.73)% (0.15)% (0.69)% 8.27% 3.59% 0.13%
Ratios to average net assets
e
Expenses ......................... 0.73%
f
0.72%
f
0.72%
f
0.73%
f
0.73%
f
0.70%
Net investment income ............... 2.60% 2.25% 2.72% 2.80% 3.10% 3.07%
Supplemental data
Net assets, end of period (000’s) ........ $183,485 $214,264 $240,637 $270,309 $279,750 $319,120
Portfolio turnover rate ................ 14.81% 15.00% 28.27% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.94 $11.20 $11.59 $11.02 $10.98 $11.31
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.19 0.24 0.25 0.28 0.28
Net realized and unrealized gains (losses) (0.88) (0.26) (0.39) 0.59 0.04 (0.32)
Total from investment operations ........ (0.78) (0.07) (0.15) 0.84 0.32 (0.04)
Less distributions from:
Net investment income .............. (0.10) (0.19) (0.24) (0.27) (0.28) (0.29)
Net asset value, end of period .......... $10.06 $10.94 $11.20 $11.59 $11.02 $10.98
Total return
d
....................... (7.13)% (0.70)% (1.30)% 7.75% 2.94% (0.34)%
Ratios to average net assets
e
Expenses ......................... 1.27%
f
1.26%
f
1.26%
f
1.28%
f
1.28%
f
1.25%
Net investment income ............... 1.99% 1.65% 2.13% 2.25% 2.55% 2.52%
Supplemental data
Net assets, end of period (000’s) ........ $20,297 $24,227 $34,896 $45,502 $56,323 $92,553
Portfolio turnover rate ................ 14.81% 15.00% 28.27% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.73 $10.99 $11.37 $10.82 $10.78 $11.05
Income from investment operations
c
:
Net investment income
d
............. 0.14 0.26 0.31 0.32 0.35 0.21
Net realized and unrealized gains (losses) (0.86) (0.25) (0.37) 0.58 0.04 (0.27)
Total from investment operations ........ (0.72) 0.01 (0.06) 0.90 0.39 (0.06)
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.32) (0.35) (0.35) (0.21)
Net asset value, end of period .......... $9.87 $10.73 $10.99 $11.37 $10.82 $10.78
Total return
e
....................... (6.74)% (—)%
f
(0.55)% 8.41% 3.71% (0.58)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.57% 0.59% 0.60% 0.61% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.58%
h
0.57%
h,i
0.57%
h
0.58%
h
0.58%
h
0.56%
Net investment income ............... 2.74% 2.39% 2.81% 2.95% 3.25% 3.21%
Supplemental data
Net assets, end of period (000’s) ........ $10,648 $13,771 $8,033 $3,642 $1,753 $1,376
Portfolio turnover rate ................ 14.81% 15.00% 28.27% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Rounds to less than 0.01%.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.73 $10.98 $11.37 $10.81 $10.77 $11.11
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.31 0.32 0.34 0.35
Net realized and unrealized gains (losses) (0.86) (0.25) (0.39) 0.58 0.05 (0.32)
Total from investment operations ........ (0.72) 0.01 (0.08) 0.90 0.39 0.03
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.31) (0.34) (0.35) (0.37)
Net asset value, end of period .......... $9.87 $10.73 $10.98 $11.37 $10.81 $10.77
Total return
d
....................... (6.77)% 0.04% (0.68)% 8.47% 3.68% 0.22%
Ratios to average net assets
e
Expenses ......................... 0.63%
f
0.62%
f
0.62%
f
0.63%
f
0.63%
f
0.60%
Net investment income ............... 2.69% 2.35% 2.81% 2.90% 3.20% 3.17%
Supplemental data
Net assets, end of period (000’s) ........ $48,247 $55,284 $57,854 $54,079 $44,264 $40,532
Portfolio turnover rate ................ 14.81% 15.00% 28.27% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.5%
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... $ 1,325,000 $ 1,070,067
Maryland 87.2%
City of Baltimore ,
b
Revenue, 2022 A, 5%, 7/01/38 ........................................ 1,415,000 1,572,157
b
Revenue, 2022 A, 5%, 7/01/39 ........................................ 1,495,000 1,655,297
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 5,310,939
Water Utility Fund, Revenue, 2020 A, 4%, 7/01/45 ......................... 4,500,000 4,375,707
Water Utility Fund, Revenue, 2020 A, 5%, 7/01/50 ......................... 9,115,000 9,764,294
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,340,808
c
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,830,000 1,833,026
County of Baltimore ,
GO, 5%, 2/01/39 .................................................. 2,900,000 3,089,146
GO, 5%, 2/01/41 .................................................. 2,900,000 3,082,486
County of Harford ,
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/31 ........................................................ 150,000 157,576
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/36 ........................................................ 750,000 753,833
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/40 ........................................................ 675,000 660,563
County of Prince George's ,
GO, 2018 A, 4%, 7/15/35 ............................................ 5,000,000 5,192,858
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 998,182
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,213,091
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 1,843,690
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,212,405
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,280,080
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 858,445
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,221,732
Revenue, 2018 A-1, 5%, 6/01/48 ...................................... 1,310,000 1,421,170
Revenue, A-2, 5%, 6/01/34 ........................................... 1,245,000 1,266,246
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 2,874,825
Maryland Economic Development Corp. ,
Frostburg State University Project, Revenue, Senior Lien, 2013, Refunding, 5%,
10/01/33 ....................................................... 5,000,000 5,012,957
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4%, 7/01/40 . 1,000,000 909,295
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/50 . 1,250,000 1,262,564
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/47 ........... 5,000,000 5,342,982
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 5,000,000 5,313,995
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/35 ........................................................ 4,225,000 4,488,710
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/43 ........................................................ 3,305,000 3,469,514
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,044,592
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/27 ..... 1,500,000 1,501,006
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/33 ..... 2,495,000 2,495,796
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,145,420
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 9,750,000 10,210,790

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... $ 865,000 $ 843,484
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 2,000,000 1,815,615
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,343,774
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,522,298
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 7,716,451
Johns Hopkins Health System Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/37 ........................................................ 10,000,000 10,378,237
Johns Hopkins Medical Institutions Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 660,136
Johns Hopkins Medical Institutions Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,039,168
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,151,680
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,095,348
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,303,056
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,126,941
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,000,954
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 5,003,806
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 7,240,000 7,732,125
MedStar Health Obligated Group, Revenue, 2013 A, 5%, 8/15/38 .............. 5,000,000 5,075,472
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,216,750
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/45 . 8,535,000 8,581,634
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 630,000 669,270
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 1,125,000 1,201,511
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 848,853
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 334,689
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,061,081
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 1,690,820
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 874,341
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 3,250,000 2,745,722
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 1,768,894
University of Maryland Medical System Obligated Group, Revenue, 2015, Refunding,
5%, 7/01/35 .................................................... 2,100,000 2,176,611
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 10,347,764
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 4,602,582
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,055,038
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 580,349
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 10,085,000 11,001,796
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 13,384,219
Maryland Stadium Authority Built to Learn , Revenue , 2022 A , 4% , 6/01/47 .........
5,000,000 4,785,390
Maryland State Transportation Authority , Revenue , 2021 A , Refunding , 5% , 7/01/46 ..
4,900,000 5,406,631
State of Maryland ,
GO, 2022 A, 5%, 6/01/33 ............................................ 5,000,000 5,935,466
GO, 2022 A, 5%, 6/01/35 ............................................ 5,000,000 5,859,272
Department of Transportation, Revenue, 2020, 5%, 10/01/33 ................. 3,000,000 3,439,645
State of Maryland Department of Transportation ,
Maryland Aviation Administration, Revenue, 2021 B, 5%, 8/01/46 .............. 3,000,000 3,133,492
Maryland Aviation Administration, Revenue, 2021 B, 4%, 8/01/51 .............. 3,500,000 3,195,729
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/36 ............... 3,700,000 3,657,262

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown, (continued)
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/37 ............... $ 2,095,000 $ 2,063,570
University System of Maryland ,
Revenue, 2021 A, Refunding, 5%, 4/01/31 ............................... 5,000,000 5,883,348
Revenue, 2021 A, Refunding, 4%, 4/01/32 ............................... 5,855,000 6,295,934
Washington Suburban Sanitary Commission ,
Revenue, Second Series, 2016, 5%, 6/01/37 ............................. 5,000,000 5,379,535
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 5,000,000 4,966,646
300,128,566
New Jersey 0.7%
New Jersey Transportation Trust Fund Authority , Revenue , 2022 BB , 4% , 6/15/39 ...
2,500,000 2,406,266
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 567,176
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 566,579
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 1,350,000 883,968
2,017,723
Texas 0.5%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,000,000 791,538
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 1,044,651
1,836,189
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 566,671
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 668,771
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 2,000,000 1,986,533
2,655,304
U.S. Territories 6.2%
District of Columbia 3.0%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 5,355,155
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... 3,000,000 3,270,714
Dedicated, Revenue, 2021 A, 4%, 7/15/43 ............................... 1,750,000 1,707,232
10,333,101
Puerto Rico 3.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 2,031,168
d
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,975,000 1,612,094
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,805,000 1,837,178
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,009,602
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,550,000 2,557,616
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,900,000 1,843,203
10,890,861
Total U.S. Territories .................................................................... 21,223,962
Total Municipal Bonds (Cost $353,440,600) .....................................
331,904,748
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
s
Short Term Investments 0.3%
a a
Principal
Amount
a
Value
Municipal Bonds 0.3%
Maryland 0.3%
e
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 1.03% ,
11/01/37 ........................................................ $ 900,000 $ 900,000
Total Municipal Bonds (Cost $900,000) .........................................
900,000
Total Short Term Investments (Cost $900,000 ) ..................................
900,000
a
Total Investments (Cost $354,340,600) 96.8% ...................................
$332,804,748
Other Assets, less Liabilities 3.2% .............................................
11,139,312
Net Assets 100.0% ...........................................................
$343,944,060
See Abbreviations on page 140 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $7,579,375, representing 2.2% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
The maturity date shown represents the mandatory put date.
d
See Note 7 regarding defaulted securities.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.48 $11.85 $12.09 $11.47 $11.41
Income from investment operations
c
:
Net investment income
d
......................... 0.15 0.28 0.29 0.31 0.16
Net realized and unrealized gains (losses) ........... (1.01) (0.37) (0.24) 0.63 0.06
Total from investment operations .................... (0.86) (0.09) 0.05 0.94 0.22
Less distributions from:
Net investment income .......................... (0.15) (0.28) (0.29) (0.32) (0.16)
Net asset value, end of period ...................... $10.47 $11.48 $11.85 $12.09 $11.47
Total return
e
................................... (7.54)% (0.84)% 0.41% 8.32% 1.98%
Ratios to average net assets
f
Expenses
g
.................................... 0.81% 0.81% 0.81% 0.81% 0.84%
Net investment income ........................... 2.72% 2.33% 2.42% 2.62% 2.96%
Supplemental data
Net assets, end of period (000’s) .................... $166,555 $208,059 $169,677 $122,845 $63,400
Portfolio turnover rate ............................ 13.05% 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.48 $11.84 $12.09 $11.46 $11.38 $11.74
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.31 0.33 0.35 0.36
Net realized and unrealized gains (losses) (1.03) (0.36) (0.26) 0.64 0.09 (0.34)
Total from investment operations ........ (0.87) (0.06) 0.05 0.97 0.44 0.02
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.30) (0.34) (0.36) (0.38)
Net asset value, end of period .......... $10.46 $11.48 $11.84 $12.09 $11.46 $11.38
Total return
d
....................... (7.56)% (0.60)% 0.48% 8.58% 3.90% 0.12%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.66%
f
0.66%
f
0.66%
f
0.69%
f
0.66%
Net investment income ............... 2.88% 2.49% 2.58% 2.77% 3.11% 3.05%
Supplemental data
Net assets, end of period (000’s) ........ $486,644 $588,698 $647,517 $708,399 $700,839 $793,226
Portfolio turnover rate ................ 13.05% 21.64% 18.20% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.60 $11.97 $12.21 $11.58 $11.49 $11.86
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.24 0.26 0.29 0.29
Net realized and unrealized gains (losses) (1.04) (0.37) (0.24) 0.65 0.09 (0.35)
Total from investment operations ........ (0.91) (0.14) — 0.91 0.38 (0.06)
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.24) (0.28) (0.29) (0.31)
Net asset value, end of period .......... $10.57 $11.60 $11.97 $12.21 $11.58 $11.49
Total return
d
....................... (7.83)% (1.23)% 0.01% 7.92% 3.37% (0.53)%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.20%
f
1.21%
f
1.21%
f
1.24%
f
1.21%
Net investment income ............... 2.29% 1.91% 2.01% 2.22% 2.56% 2.50%
Supplemental data
Net assets, end of period (000’s) ........ $40,377 $52,654 $74,779 $104,721 $108,739 $149,306
Portfolio turnover rate ................ 13.05% 21.64% 18.20% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.49 $11.85 $12.10 $11.47 $11.38 $11.72
Income from investment operations
c
:
Net investment income
d
............. 0.16 0.31 0.32 0.34 0.37 0.22
Net realized and unrealized gains (losses) (1.02) (0.36) (0.25) 0.65 0.09 (0.35)
Total from investment operations ........ (0.86) (0.05) 0.07 0.99 0.46 (0.13)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.32) (0.36) (0.37) (0.21)
Net asset value, end of period .......... $10.47 $11.49 $11.85 $12.10 $11.47 $11.38
Total return
e
....................... (7.49)% (0.47)% 0.61% 8.71% 4.12% (1.11)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.53% 0.53% 0.54% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.53%
g,h
0.52%
g
0.53%
g,h
0.53%
g
0.54%
g
0.53%
Net investment income ............... 3.01% 2.61% 2.70% 2.90% 3.26% 3.18%
Supplemental data
Net assets, end of period (000’s) ........ $25,540 $33,747 $30,329 $23,700 $18,929 $17,534
Portfolio turnover rate ................ 13.05% 21.64% 18.20% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.49 $11.85 $12.09 $11.47 $11.38 $11.75
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.32 0.34 0.37 0.37
Net realized and unrealized gains (losses) (1.02) (0.36) (0.24) 0.63 0.09 (0.35)
Total from investment operations ........ (0.86) (0.05) 0.08 0.97 0.46 0.02
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.32) (0.35) (0.37) (0.39)
Net asset value, end of period .......... $10.47 $11.49 $11.85 $12.09 $11.47 $11.38
Total return
d
....................... (7.51)% (0.50)% 0.66% 8.59% 4.09% 0.12%
Ratios to average net assets
e
Expenses ......................... 0.56%
f
0.56%
f
0.56%
f
0.56%
f
0.59%
f
0.56%
Net investment income ............... 2.98% 2.59% 2.68% 2.87% 3.21% 3.15%
Supplemental data
Net assets, end of period (000’s) ........ $73,501 $86,643 $85,456 $82,970 $60,117 $72,460
Portfolio turnover rate ................ 13.05% 21.64% 18.20% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 100.1%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn., 8/01/40 ....
$ 1,790,000 $ 818,035
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,544,000 4,874,506
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 601,290
5,475,796
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,624,693
Missouri 92.3%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... 1,500,000 1,647,040
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,746,232
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 1,855,816
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 1,971,753
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,093,732
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2019, Refunding, 4%, 10/01/48 ................................ 4,000,000 3,691,668
Revenue, 2020 A, Refunding, 4%, 10/01/44 .............................. 6,000,000 5,751,646
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 7,126,296
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/41 ............. 3,010,000 2,642,015
SoutheastHEALTH Obligated Group, Revenue, 2021, 3%, 3/01/46 ............. 3,000,000 2,036,269
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/46 ............. 8,730,000 7,406,056
Cape Girardeau County School District No. R-2 ,
GO, 2018, 4%, 3/01/32 ............................................. 1,000,000 1,052,294
GO, 2018, 4%, 3/01/33 ............................................. 1,000,000 1,048,549
GO, 2018, 5%, 3/01/38 ............................................. 2,195,000 2,405,279
Cape Girardeau School District No. 63 ,
GO, 2019, Refunding, 4%, 3/01/38 ..................................... 650,000 655,284
GO, 2019, Refunding, 4%, 3/01/39 ..................................... 500,000 501,106
City of Bridgeton ,
Sales Tax, Revenue, 2021 A, Refunding, 2%, 12/01/32 ...................... 500,000 402,896
Sales Tax, Revenue, 2021 A, Refunding, 2.125%, 12/01/33 .................. 1,170,000 935,985
City of Kansas City ,
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,538,495
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/42 ..................... 5,000,000 4,843,809
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 4,894,596
City of Marshfield ,
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/43 .... 1,305,000 1,404,244
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/50 .... 1,585,000 1,690,541
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/39 ................. 1,000,000 1,038,252
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/42 ................. 2,405,000 2,497,373
City of Republic , Revenue , 2022 , 3% , 5/01/47 ..............................
5,000,000 3,772,633
City of St. Charles ,
COP, 2020 B, Refunding, 3%, 2/01/38 .................................. 1,200,000 1,047,332
COP, 2020 B, Refunding, 3%, 2/01/39 .................................. 1,500,000 1,289,776
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 15,113,511
Airport, Revenue, 2017 A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,314,660
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/42 ............. 3,930,000 4,139,274
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 10,670,000 11,127,881

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/33 ............. $ 1,000,000 $ 1,063,802
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/34 ............. 1,415,000 1,500,890
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 1,125,000 1,178,800
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/37 ............. 1,000,000 1,055,224
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 2,629,283
Airport, Revenue, 2019 C, Refunding, 5%, 7/01/27 ......................... 1,705,000 1,872,964
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,388,495
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,679,324
Community College District of Central Southwest Missouri ,
COP, 2021, 3%, 3/01/40 ............................................. 575,000 483,469
COP, 2021, 3%, 3/01/41 ............................................. 400,000 331,461
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,052,386
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,453,452
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,412,947
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,050,287
Hanley Road Corridor Transportation Development District , Revenue , 2020 , Refunding ,
2% , 10/01/39 ..................................................... 900,000 864,711
Hannibal Board of Public Works ,
COP, 2022, 3.625%, 4/01/44 ......................................... 1,000,000 848,797
COP, 2022, 3.75%, 4/01/47 .......................................... 1,000,000 858,787
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,285,467
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,680,359
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,316,500
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/36 ........................................................ 2,075,000 1,962,335
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/41 ........................................................ 2,240,000 2,066,034
BJC Healthcare Obligated Group, Revenue, 2014, 5%, 1/01/44 ............... 8,175,000 8,414,890
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 3%, 7/01/51 ..... 13,000,000 9,804,372
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/38 ................. 11,680,000 11,899,244
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/44 ................. 2,760,000 2,805,924
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 17,000,000 17,662,978
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 4,662,364
Kansas City University, Revenue, 2017 A, 5%, 6/01/42 ...................... 2,800,000 3,025,037
Kansas City University, Revenue, 2017 A, 5%, 6/01/47 ...................... 4,875,000 5,222,294
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/40 ........................................................ 2,060,000 1,565,135
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/41 ........................................................ 2,120,000 1,583,252
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/46 ........................................................ 5,590,000 3,847,288
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 4%,
2/15/51 ........................................................ 2,125,000 1,835,505
Lutheran Senior Services Obligated Group, Revenue, 2016 A, 5%, 2/01/46 ....... 4,000,000 4,039,792
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 11,690,147
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,078,654
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,799,179
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/33 ........................................................ 1,730,000 1,644,816
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/48 ........................................................ 485,000 415,011
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/30 ........ 2,035,000 2,002,874

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/42 ........ $ 9,900,000 $ 8,837,468
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,084,584
Maryville University of St. Louis, Revenue, 2019 A, 5%, 6/15/45 ............... 4,000,000 4,115,072
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/34 ...... 4,345,000 4,238,895
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/38 ...... 4,885,000 4,636,481
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.125%, 6/15/38 ... 2,300,000 1,926,347
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.375%, 6/15/45 ... 1,000,000 802,767
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 7,738,334
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 25,616,825
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 6,964,666
Mercy Health, Revenue, 2017 C, Refunding, 4%, 11/15/47 ................... 10,000,000 9,448,381
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/47 ................... 12,500,000 13,091,562
Mercy Health, Revenue, 2020, 4%, 6/01/53 .............................. 2,000,000 1,852,047
Mosaic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 2/15/54 4,000,000 3,713,874
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 5,000,000 5,142,163
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 10,639,383
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 15,000,000 15,812,559
St. Louis University, Revenue, 2019 A, 5%, 10/01/46 ....................... 5,775,000 6,195,526
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,150,652
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,066,184
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,294,332
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,083,819
Howard Bend Levee District ,
Special Tax, 2021, 2.75%, 3/01/31 ..................................... 400,000 348,951
Special Tax, 2021, 3%, 3/01/36 ....................................... 500,000 417,980
Special Tax, 2021, 3.125%, 3/01/41 .................................... 1,000,000 797,973
Special Tax, 2022, 3.375%, 3/01/32 .................................... 75,000 67,591
Special Tax, 2022, 3.5%, 3/01/37 ...................................... 175,000 151,433
Special Tax, 2022, 3.625%, 3/01/42 .................................... 200,000 166,989
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 3,425,998
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,276,894
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
6,070,000 6,558,179
Jefferson County School District No. R-VI ,
Festus, COP, 2021 B, 4%, 4/01/39 ..................................... 350,000 351,004
Festus, COP, 2021 B, 4%, 4/01/40 ..................................... 575,000 570,454
Festus, COP, 2021 B, 4%, 4/01/41 ..................................... 500,000 491,741
Festus, COP, 2021 B, 3%, 4/01/42 ..................................... 500,000 399,959
Festus, COP, 2021 B, 3%, 4/01/44 ..................................... 1,500,000 1,174,489
Festus, COP, 2021 B, 2.375%, 4/01/46 .................................. 2,000,000 1,363,515
Joplin Industrial Development Authority , Freeman Health System Obligated Group ,
Revenue , 2015 , Refunding , 5% , 2/15/35 ................................. 4,000,000 4,054,345
Kansas City Industrial Development Authority ,
Revenue, 2011 A, Refunding, 5.5%, 9/01/29 .............................. 5,000,000 5,013,147
Revenue, 2011 A, Refunding, 5.5%, 9/01/30 .............................. 12,000,000 12,032,147
Revenue, 2011 A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,007,138
City of Kansas City, Revenue, 2019 A, 5%, 3/01/44 ........................ 5,000,000 5,149,077
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 14,090,000 14,474,412
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,096,888
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 21,680,000 22,097,385
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 10,900,000 9,768,811
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 100,000 103,453
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,552,116
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ 1,610,000 1,712,044

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Metropolitan St. Louis Sewer District, (continued)
Revenue, 2015 B, Refunding, 5%, 5/01/45 ............................... $ 3,390,000 $ 3,595,859
Revenue, 2016 C, Refunding, 5%, 5/01/46 ............................... 24,700,000 26,318,979
Revenue, 2017 A, Refunding, 5%, 5/01/42 ............................... 5,000,000 5,366,151
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 10,000,000 10,660,852
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/36 ............... 1,140,000 1,082,542
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/37 ............... 500,000 469,591
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/41 ............... 515,000 468,725
City of Independence, Revenue, 2021, Refunding, 3%, 3/01/46 ............... 2,640,000 1,875,378
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/51 ............... 9,445,000 8,104,219
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,382,057
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 845,000 862,370
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,170,000 3,033,820
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,075,000 1,558,670
Revenue, 2020 D, GNMA Insured, 2.55%, 11/01/50 ........................ 4,835,000 4,160,417
Revenue, 2021 A, GNMA Insured, 2.4%, 11/01/51 ......................... 2,590,000 2,151,149
Revenue, 2021 B, GNMA Insured, 2.2%, 11/01/46 ......................... 1,175,000 799,403
Revenue, 2021 B, GNMA Insured, 2.3%, 11/01/51 ......................... 7,335,000 4,815,168
Revenue, 2021 C, GNMA Insured, 2.625%, 11/01/51 ....................... 2,500,000 1,760,960
Revenue, 2022 A, GNMA Insured, 3%, 11/01/37 ........................... 1,325,000 1,182,572
Revenue, 2022 A, GNMA Insured, 3.125%, 11/01/42 ....................... 3,500,000 3,020,690
b
Revenue, 2022 C, GNMA Insured, 4.3%, 11/01/47 ......................... 2,000,000 1,954,075
b
Revenue, 2022 C, GNMA Insured, 4.35%, 11/01/52 ........................ 2,500,000 2,437,120
Missouri Joint Municipal Electric Utility Commission ,
Iatan 2 Project, Revenue, 2014 A, Refunding, 5%, 1/01/31 ................... 2,000,000 2,063,484
Iatan 2 Project, Revenue, 2015 A, Refunding, 5%, 12/01/35 .................. 7,335,000 7,709,967
Latan 2 Project, Revenue, 2014 A, Refunding, 5%, 1/01/32 ................... 1,500,000 1,547,413
Latan 2 Project, Revenue, 2014 A, Refunding, 5%, 1/01/34 ................... 2,000,000 2,062,420
MoPEP 1 Pool Fund, Revenue, 2018, 5%, 12/01/43 ........................ 2,000,000 2,134,800
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/32 ................ 10,000,000 10,487,995
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/33 ................ 7,500,000 7,864,264
Prairie State Project, Revenue, 2015 A, Refunding, 5%, 12/01/30 .............. 3,000,000 3,171,235
Prairie State Project, Revenue, 2015 A, Refunding, 5%, 12/01/31 .............. 6,000,000 6,332,696
Prairie State Project, Revenue, 2016 A, Refunding, 5%, 12/01/40 .............. 27,950,000 29,566,567
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,536,238
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 4,673,464
Normandy Schools Collaborative ,
GO, 2021 B, 2%, 3/01/40 ............................................ 2,050,000 1,442,820
GO, 2021 B, 2%, 3/01/41 ............................................ 1,700,000 1,176,234
Pattonville R-3 School District ,
GO, 2018 A, 5%, 3/01/37 ............................................ 2,750,000 2,951,044
GO, 2018 A, 5%, 3/01/38 ............................................ 1,000,000 1,072,417
Riverside-Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,043,236
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 2,706,415
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 4,814,892
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. 2,580,000 2,396,020
Springfield School District No. R-12 , GO , 2013 , Refunding , 5% , 3/01/33 ..........
1,000,000 1,013,193
b
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 .... 5,000,000 4,754,580
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,525,190
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group, Revenue, 2013 A, 5.875%, 9/01/43 .. 7,000,000 7,044,657

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
St. Louis County Industrial Development Authority, (continued)
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ $ 7,095,000 $ 6,443,625
St. Louis Land Clearance for Redevelopment Authority ,
Revenue, 2021, 2.125%, 7/15/39 ...................................... 3,680,000 2,587,688
Revenue, 2021, 2.25%, 7/15/41 ....................................... 3,845,000 2,670,683
Revenue, 2021 A, Refunding, 2.125%, 4/01/39 ............................ 6,705,000 4,720,130
St. Louis Municipal Finance Corp. ,
City of St. Louis, Revenue, 2020, AGMC Insured, 5%, 10/01/45 ............... 1,000,000 1,082,880
City of St. Louis, Revenue, 2020, AGMC Insured, 5%, 10/01/49 ............... 4,000,000 4,318,849
St. Louis Municipal Library District ,
COP, 2020, Refunding, BAM Insured, 4%, 3/15/44 ......................... 1,450,000 1,392,070
COP, 2020, Refunding, BAM Insured, 4%, 3/15/48 ......................... 4,800,000 4,599,080
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 480,000 447,312
731,207,182
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,539,479
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,537,857
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 3,200,000 2,095,331
5,172,667
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,500,000 1,978,845
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 2.5%,
9/01/41 ........................................................ 525,000 360,446
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/44 700,000 511,745
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,571,449
5,422,485
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,538,108
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,588,333
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,250,000 2,617,934
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,900,000 4,867,005
9,073,272
U.S. Territories 4.0%
Guam 1.4%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 6,028,038
Guam Power Authority , Revenue , 2012 A , Refunding , AGMC Insured , 5% , 10/01/25 .
5,420,000 5,430,978
11,459,016
Puerto Rico 2.6%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,750,000 1,777,272
c
Revenue, WW, 5.5%, 7/01/38 ......................................... 4,690,000 3,828,213
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 507,492
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,000,000 1,017,827

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... $ 6,200,000 $ 6,293,063
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,765,000 1,781,948
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 5,205,000 5,220,544
20,426,359
Total U.S. Territories .................................................................... 31,885,375
Total Municipal Bonds (Cost $839,977,280) .....................................
793,217,613
a a a a
a
Total Investments (Cost $839,977,280) 100.1% ..................................
$793,217,613
Other Assets, less Liabilities (0.1)% ...........................................
(601,566)
Net Assets 100.0% ...........................................................
$792,616,047
See Abbreviations on page 140 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $22,022,467, representing 2.8% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.31 $11.62 $11.84 $11.30 $11.26
Income from investment operations
c
:
Net investment income
d
......................... 0.12 0.21 0.27 0.28 0.15
Net realized and unrealized gains (losses) ........... (0.95) (0.31) (0.23) 0.56 0.04
Total from investment operations .................... (0.83) (0.10) 0.04 0.84 0.19
Less distributions from:
Net investment income .......................... (0.11) (0.21) (0.26) (0.30) (0.15)
Net asset value, end of period ...................... $10.37 $11.31 $11.62 $11.84 $11.30
Total return
e
................................... (7.32)% (0.89)% 0.38% 7.50% 1.77%
Ratios to average net assets
f
Expenses
g
.................................... 0.82% 0.82% 0.81% 0.82% 0.83%
Net investment income ........................... 2.16% 1.81% 2.27% 2.48% 2.86%
Supplemental data
Net assets, end of period (000’s) .................... $141,877 $167,474 $145,847 $101,981 $49,192
Portfolio turnover rate ............................ 8.76% 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.31 $11.62 $11.84 $11.30 $11.28 $11.70
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.23 0.29 0.30 0.34 0.35
Net realized and unrealized gains (losses) (0.95) (0.31) (0.23) 0.56 0.03 (0.40)
Total from investment operations ........ (0.83) (0.08) 0.06 0.86 0.37 (0.05)
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.28) (0.32) (0.35) (0.37)
Net asset value, end of period .......... $10.36 $11.31 $11.62 $11.84 $11.30 $11.28
Total return
d
....................... (7.33)% (0.65)% 0.44% 7.66% 3.32% (0.45)%
Ratios to average net assets
e
Expenses ......................... 0.67%
f
0.67%
f
0.67%
f
0.67%
f
0.68%
f
0.66%
Net investment income ............... 2.31% 1.97% 2.44% 2.63% 3.01% 3.00%
Supplemental data
Net assets, end of period (000’s) ........ $381,660 $462,916 $521,406 $567,825 $577,052 $660,167
Portfolio turnover rate ................ 8.76% 23.40% 15.09% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.49 $11.81 $12.04 $11.49 $11.46 $11.88
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.17 0.22 0.24 0.28 0.29
Net realized and unrealized gains (losses) (0.95) (0.33) (0.23) 0.56 0.03 (0.41)
Total from investment operations ........ (0.86) (0.16) (0.01) 0.80 0.31 (0.12)
Less distributions from:
Net investment income .............. (0.09) (0.16) (0.22) (0.25) (0.28) (0.30)
Net asset value, end of period .......... $10.54 $11.49 $11.81 $12.04 $11.49 $11.46
Total return
d
....................... (7.48)% (1.36)% (0.11)% 7.07% 2.78% (1.00)%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.21%
f
1.21%
f
1.22%
f
1.23%
f
1.21%
Net investment income ............... 1.72% 1.40% 1.87% 2.08% 2.46% 2.45%
Supplemental data
Net assets, end of period (000’s) ........ $33,570 $42,794 $63,485 $90,244 $105,371 $159,556
Portfolio turnover rate ................ 8.76% 23.40% 15.09% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
In
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.30 $11.61 $11.84 $11.29 $11.27 $11.59
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.30 0.32 0.35 0.22
Net realized and unrealized gains (losses) (0.94) (0.31) (0.23) 0.56 0.03 (0.33)
Total from investment operations ........ (0.81) (0.06) 0.07 0.88 0.38 (0.11)
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.30) (0.33) (0.36) (0.21)
Net asset value, end of period .......... $10.36 $11.30 $11.61 $11.84 $11.29 $11.27
Total return
d
....................... (7.19)% (0.60)% 0.57% 7.90% 3.45% (0.97)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.54% 0.54% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.53%
f
0.53%
f
0.53%
f
0.54%
f
0.54%
f
0.53%
Net investment income ............... 2.45% 2.10% 2.56% 2.76% 3.15% 3.13%
Supplemental data
Net assets, end of period (000’s) ........ $17,181 $23,000 $17,426 $10,948 $7,776 $9,117
Portfolio turnover rate ................ 8.76% 23.40% 15.09% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.31 $11.62 $11.84 $11.30 $11.28 $11.70
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.24 0.30 0.31 0.35 0.36
Net realized and unrealized gains (losses) (0.95) (0.31) (0.23) 0.56 0.03 (0.40)
Total from investment operations ........ (0.82) (0.07) 0.07 0.87 0.38 (0.04)
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.29) (0.33) (0.36) (0.38)
Net asset value, end of period .......... $10.36 $11.31 $11.62 $11.84 $11.30 $11.28
Total return
d
....................... (7.29)% (0.64)% 0.63% 7.77% 3.42% (0.36)%
Ratios to average net assets
e
Expenses ......................... 0.57%
f
0.57%
f
0.57%
f
0.57%
f
0.58%
f
0.56%
Net investment income ............... 2.41% 2.06% 2.53% 2.73% 3.11% 3.10%
Supplemental data
Net assets, end of period (000’s) ........ $112,718 $132,919 $121,041 $105,851 $84,506 $80,819
Portfolio turnover rate ................ 8.76% 23.40% 15.09% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,600,000
Total Corporate Bonds (Cost $1,600,000) .......................................
1,600,000
Municipal Bonds 99.3%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,300,000 1,990,630
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,680,000 4,114,843
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,500,000 1,061,100
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,750,000 3,185,625
8,361,568
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 510,444
State of Illinois ,
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,083,537
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,136,620
3,730,601
Kentucky 0.6%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 5,600,000 3,834,053
New Jersey 0.9%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 943,538
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 2,000,000 2,142,552
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,000,000 2,109,809
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 1,000,000 920,512
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 361,717
6,478,128
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 1,595,000 1,434,028
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 5,325,000 4,740,842
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 3,000,000 2,770,904
8,945,774
North Carolina 88.9%
Cape Fear Public Utility Authority , Revenue , 2019 A , Refunding , 4% , 8/01/44 .......
12,070,000 11,766,234
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 20,712,474
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 5,363,182
Atrium Health Obligated Group, Revenue, 2022 A, Refunding, 4%, 1/15/43 ....... 2,000,000 1,919,705
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 9,031,026
COP, 2021 A, Refunding, 5%, 6/01/24 .................................. 1,025,000 1,070,924
Airport, Revenue, 2019 A, 4%, 7/01/44 .................................. 3,550,000 3,455,841
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 4,460,000 4,715,120
Airport, Revenue, 2019 B, 4%, 7/01/44 .................................. 5,515,000 5,187,883
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/36 ......................... 1,790,000 1,809,472
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/38 ......................... 2,500,000 2,487,809
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/39 ......................... 3,000,000 2,947,238

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/40 ......................... $ 4,500,000 $ 4,420,430
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/41 ......................... 2,200,000 2,155,804
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 8,385,345
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 10,627,743
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,144,294
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 348,230
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 3,940,558
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... 5,000,000 5,505,584
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 4,924,411
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,033,013
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,092,482
City of Winston-Salem ,
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,386,721
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/37 ............ 5,000,000 5,095,919
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 9,917,751
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,171,393
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 331,129
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 511,327
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 216,248
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 385,256
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 520,988
GO, 2019, 4%, 6/01/37 ............................................. 450,000 464,803
GO, 2019, 4%, 6/01/39 ............................................. 700,000 713,420
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 887,032
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 733,689
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,225,437
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 345,020
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 400,569
County of Mecklenburg ,
GO, 2015 A, 5%, 4/01/28 ............................................ 5,000,000 5,331,861
GO, 2017 A, 4%, 4/01/30 ............................................ 5,000,000 5,287,441
GO, 2019, 5%, 3/01/30 ............................................. 5,745,000 6,593,203
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 828,942
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 661,459
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 3,937,000
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 5,590,265
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 15,166,389
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,067,072
Enterprise System, Revenue, 2021, 4%, 6/01/32 .......................... 1,050,000 1,140,395
County of Wake ,
GO, 2018 A, 5%, 3/01/30 ............................................ 8,000,000 9,024,767
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 8,946,014
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 5,156,189
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 5,487,767

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
$ 4,750,000 $ 5,200,469
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... 400,000 432,139
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 545,347
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 604,546
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... 500,000 551,390
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... 1,855,000 2,047,963
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 2,670,000 2,910,136
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... 740,000 731,450
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 354,254
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 14,636,904
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 10,000,000 10,684,570
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 4,942,131
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 11,722,663
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 1,000,000 1,022,509
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 1,000,000 1,017,773
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 2,270,000 2,281,987
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,101,706
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 5,558,875
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,289,038
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 19,082,772
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 14,366,319
North Carolina Central University , Revenue , 2019 , 4% , 4/01/49 .................
1,000,000 872,939
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 4,470,000 4,000,371
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 6,850,000 6,045,446
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 790,000 680,340
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,195,000 2,600,184
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 2,795,000 2,227,245
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 5,035,000 4,222,442
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,315,000 1,896,790
Revenue, 44, 3%, 7/01/46 ........................................... 2,820,000 2,226,177
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,830,000 1,381,367
Revenue, 46-A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,140,000 1,892,758
Revenue, 46-A, GNMA Insured, 1.75%, 1/01/31 ........................... 995,000 868,848
North Carolina Medical Care Commission ,
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 1,652,744
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 6,810,882
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/47 .......... 2,935,000 2,541,418
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/51 .......... 960,000 816,456
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 178,577
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 182,915
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 869,545
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 1,665,000 1,532,107
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,507,958
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 2,499,202
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,048,146
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 5,115,000 4,891,894
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. 7,640,000 7,238,001
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 5,152,848
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/41 1,020,000 938,760
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/52 3,510,000 3,035,660
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,190,182
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 882,467
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 3,600,000 3,698,579
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... 1,350,000 1,159,620
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,430,747

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ $ 4,000,000 $ 3,832,843
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/37 ........................................ 200,000 211,415
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/42 ........................................ 2,250,000 2,378,422
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/47 ........................................ 2,540,000 2,684,974
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,121,903
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/32 ......... 1,000,000 1,081,405
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 ......... 1,000,000 1,074,216
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,443,563
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 131,390
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 319,857
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 486,144
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 544,909
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 383,943
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 1,660,000 1,521,572
North Carolina State University at Raleigh , Revenue , 2013 A , Pre-Refunded ,
5% , 10/01/42 ..................................................... 8,980,000 9,234,794
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,559,046
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 9,875,000 10,066,049
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 9,835,230
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,493,780
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 2,001,734
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 2,013,524
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,412,436
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 1,685,847
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,423,739
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,236,663
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,079,816
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,270,415
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 15,430,000 16,611,753
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 371,913
Revenue, 2015 A, Refunding, 5%, 5/01/29 ............................... 1,000,000 1,058,844
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 581,348
Revenue, 2020 A, Refunding, 5%, 5/01/35 ............................... 2,250,000 2,410,326
State of North Carolina ,
GO, 2016 A, Refunding, 5%, 6/01/25 ................................... 4,000,000 4,283,095
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 2,890,849
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 2,911,605
Highway Trust Fund, Revenue, 2020 B, 4%, 5/01/35 ....................... 2,750,000 2,857,760
Town of Cary ,
Combined Utility Systems, Revenue, 2017, Pre-Refunded, 5%, 12/01/41 ........ 1,710,000 1,888,575
Combined Utility Systems, Revenue, 2017 B, Refunding, 4%, 12/01/42 ......... 8,000,000 8,025,063
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,080,770
University of North Carolina at Chapel Hill ,
Revenue, 2021 B, Refunding, 5%, 12/01/34 .............................. 1,225,000 1,423,839
Revenue, 2021 B, Refunding, 5%, 12/01/36 .............................. 1,500,000 1,732,979
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 4,403,778
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 2,850,000 3,280,191
University of North Carolina Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/45 . 4,010,000 4,594,068

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. $ 5,000,000 $ 5,204,521
Revenue, 2015, Pre-Refunded, 5%, 4/01/45 .............................. 9,450,000 10,067,753
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 10,619,336
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,247,658
Revenue, 2020 A, Refunding, 5%, 10/01/38 .............................. 1,145,000 1,251,734
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 282,411
University of North Carolina at Greensboro ,
Revenue, 2014, Refunding, 5%, 4/01/39 ................................. 3,500,000 3,634,853
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,235,306
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,020,488
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 2,686,247
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,147,355
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,165
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 898,328
Revenue, 2020 B, 4%, 4/01/45 ........................................ 5,000,000 4,738,518
610,959,882
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,600,000 1,296,403
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,600,000 1,295,038
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 1,988,244
4,579,685
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,662,229
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 194,275
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 191,859
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,250,018
4,298,381
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,295,249
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,600,000 1,337,543
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,200,000 4,171,719
5,509,262
U.S. Territories 3.2%
Guam 0.2%
c
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5.25%, 10/01/30 ............................ 750,000 764,528
Revenue, 2023 A, Refunding, 5.125%, 10/01/34 ........................... 390,000 381,603
Revenue, 2023 A, Refunding, 5.25%, 10/01/35 ............................ 265,000 260,080
1,406,211
Puerto Rico 3.0%
Commonwealth of Puerto Rico ,
d
GO, FRN, Zero Cpn., 11/01/43 ........................................ 116,367 60,074

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO, 2022 A-1, 5.25%, 7/01/23 ........................................ $ 13,079 $ 13,277
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 26,087 26,924
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 25,850 27,432
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 25,431 27,390
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 24,701 27,099
GO, 2022 A-1, 4%, 7/01/33 .......................................... 23,423 21,948
GO, 2022 A-1, 4%, 7/01/35 .......................................... 21,054 19,358
GO, 2022 A-1, 4%, 7/01/37 .......................................... 18,070 16,192
GO, 2022 A-1, 4%, 7/01/41 .......................................... 24,568 21,456
GO, 2022 A-1, 4%, 7/01/46 .......................................... 25,551 21,698
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 7,794 7,204
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 30,143 17,154
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,523,376
e
Revenue, XX, 5.25%, 7/01/40 ........................................ 4,120,000 3,347,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 990,000 1,003,281
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 304,495
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,350,000 5,401,371
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,000,000 2,005,973
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 480,310
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/41 .. 220,000 194,291
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
6,290,000 6,101,972
20,669,775
Total U.S. Territories .................................................................... 22,075,986
Total Municipal Bonds (Cost $725,082,523) .....................................
682,059,199
Total Long Term Investments (Cost $726,682,523) ...............................
683,659,199
a
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
North Carolina 0.1%
f
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 H , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 1.03% ,
1/15/48 ......................................................... 900,000 900,000
Total Municipal Bonds (Cost $900,000) .........................................
900,000
Total Short Term Investments (Cost $900,000 ) ..................................
900,000
a
Total Investments (Cost $727,582,523) 99.6% ...................................
$684,559,199
Other Assets, less Liabilities 0.4% .............................................
2,448,078
Net Assets 100.0% ...........................................................
$687,007,277

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
See Abbreviations on page 140 .
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $22,082,183, representing 3.2% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
The coupon rate shown represents the rate at period end.
e
See Note 7 regarding defaulted securities.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.79 $11.13 $11.42 $10.92 $10.87
Income from investment operations
c
:
Net investment income
d
......................... 0.11 0.19 0.22 0.28 0.15
Net realized and unrealized gains (losses) ........... (0.92) (0.34) (0.29) 0.52 0.05
Total from investment operations .................... (0.81) (0.15) (0.07) 0.80 0.20
Less distributions from:
Net investment income .......................... (0.11) (0.19) (0.22) (0.30) (0.15)
Net asset value, end of period ...................... $9.87 $10.79 $11.13 $11.42 $10.92
Total return
e
................................... (7.55)% (1.38)% (0.58)% 7.40% 1.90%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.86% 0.84% 0.84% 0.84% 0.84%
Expenses net of waiver and payments by affiliates and
expense reduction
g
.............................. 0.85% 0.84% 0.84% 0.84% 0.84%
Net investment income ........................... 2.12% 1.71% 1.97% 2.54% 3.01%
Supplemental data
Net assets, end of period (000’s) .................... $90,674 $108,135 $107,395 $77,058 $39,565
Portfolio turnover rate ............................ 8.24% 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.79 $11.12 $11.42 $10.91 $10.91 $11.31
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.21 0.24 0.30 0.34 0.35
Net realized and unrealized gains (losses) (0.93) (0.33) (0.30) 0.52 —
d
(0.39)
Total from investment operations ........ (0.81) (0.12) (0.06) 0.82 0.34 (0.04)
Less distributions from:
Net investment income .............. (0.11) (0.21) (0.24) (0.31) (0.34) (0.36)
Net asset value, end of period .......... $9.87 $10.79 $11.12 $11.42 $10.91 $10.91
Total return
e
....................... (7.48)% (1.15)% (0.52)% 7.66% 3.22% (0.34)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.71% 0.69% 0.69% 0.69% 0.69% 0.68%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.70%
g
0.69%
g
0.69%
g
0.69%
g
0.69%
g
0.68%
h
Net investment income ............... 2.26% 1.86% 2.15% 2.69% 3.16% 3.15%
Supplemental data
Net assets, end of period (000’s) ........ $264,985 $316,275 $353,874 $398,547 $402,739 $454,423
Portfolio turnover rate ................ 8.24% 34.49% 31.54% 14.44% 9.60% 9.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.98 $11.32 $11.62 $11.10 $11.09 $11.49
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.15 0.18 0.24 0.29 0.30
Net realized and unrealized gains (losses) (0.94) (0.34) (0.30) 0.54 —
d
(0.40)
Total from investment operations ........ (0.85) (0.19) (0.12) 0.78 0.29 (0.10)
Less distributions from:
Net investment income .............. (0.09) (0.15) (0.18) (0.26) (0.28) (0.30)
Net asset value, end of period .......... $10.04 $10.98 $11.32 $11.62 $11.10 $11.09
Total return
e
....................... (7.80)% (1.76)% (1.05)% 7.07% 2.68% (0.89)%
Ratios to average net assets
f
Expenses ......................... 1.25%
g
1.23%
g
1.24%
g
1.24%
g
1.24%
g
1.23%
h
Net investment income ............... 1.64% 1.27% 1.58% 2.14% 2.61% 2.60%
Supplemental data
Net assets, end of period (000’s) ........ $15,284 $20,687 $38,151 $52,357 $62,041 $90,666
Portfolio turnover rate ................ 8.24% 34.49% 31.54% 14.44% 9.60% 9.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.80 $11.13 $11.43 $10.92 $10.91 $11.25
Income from investment operations
c
:
Net investment income
d
............. 0.13 0.22 0.25 0.32 0.36 0.22
Net realized and unrealized gains (losses) (0.94) (0.32) (0.29) 0.52 0.01 (0.35)
Total from investment operations ........ (0.81) (0.10) (0.04) 0.84 0.37 (0.13)
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.26) (0.33) (0.36) (0.21)
Net asset value, end of period .......... $9.87 $10.80 $11.13 $11.43 $10.92 $10.91
Total return
e
....................... (7.50)% (1.00)% (0.38)% 7.80% 3.44% (1.14)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.56% 0.57% 0.56% 0.57% 0.57%
Expenses net of waiver and payments by
affiliates .......................... 0.55%
g
0.55%
g
0.55%
g
0.55%
g
0.55%
g
0.54%
Net investment income ............... 2.48% 2.00% 2.27% 2.83% 3.30% 3.29%
Supplemental data
Net assets, end of period (000’s) ........ $5,987 $7,778 $6,812 $5,829 $4,947 $5,028
Portfolio turnover rate ................ 8.24% 34.49% 31.54% 14.44% 9.60% 9.87%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.80 $11.13 $11.43 $10.92 $10.92 $11.31
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.22 0.25 0.31 0.35 0.36
Net realized and unrealized gains (losses) (0.92) (0.33) (0.30) 0.53 0.01 (0.38)
Total from investment operations ........ (0.80) (0.11) (0.05) 0.84 0.36 (0.02)
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.25) (0.33) (0.36) (0.37)
Net asset value, end of period .......... $9.88 $10.80 $11.13 $11.43 $10.92 $10.92
Total return
d
....................... (7.43)% (1.05)% (0.42)% 7.76% 3.32% (0.15)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.61% 0.59% 0.59% 0.59% 0.59% 0.58%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.60%
f
0.59%
f
0.59%
f
0.59%
f
0.59%
f
0.58%
g
Net investment income ............... 2.38% 1.96% 2.23% 2.79% 3.26% 3.25%
Supplemental data
Net assets, end of period (000’s) ........ $119,095 $138,033 $128,837 $109,844 $84,880 $85,293
Portfolio turnover rate ................ 8.24% 34.49% 31.54% 14.44% 9.60% 9.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and p ayments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of investments, (unaudited), August 31, 2022
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 100.3%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,000,000 $ 865,491
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 3,456,000 3,038,653
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,100,000 778,140
3,816,793
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,531,332
State of Illinois , GO , 2020 B , 5% , 10/01/29 ................................
1,000,000 1,083,538
2,614,870
New Jersey 0.9%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/37 ....................................... 1,220,000 1,296,871
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,240,000 2,362,986
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 976,967
4,636,824
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,208,097
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,200,000 972,302
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,200,000 971,279
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,590,595
3,534,176
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,600,000 1,266,461
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 235,744
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 262,405
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,687,513
3,452,123
Virginia 85.6%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/30 ............................................ 1,120,000 1,116,989
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/31 ............................................ 1,165,000 1,153,916
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/32 ............................................ 1,105,000 1,089,152
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/33 ............................................ 1,260,000 1,235,114
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/42 ............................................ 2,725,000 2,547,812
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/49 ............................................ 2,800,000 2,518,940
b
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 B,
Refunding, 4%, 6/01/54 ............................................ 5,215,000 4,419,399
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Pre-Refunded, 5%, 10/01/45 975,000 1,044,491

Franklin Tax-Free Trust
Schedule of investments, (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Alexandria Industrial Development Authority, (continued)
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ $ 2,450,000 $ 2,349,662
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 1,868,722
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 9,099,271
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 961,284
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 3,763,523
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,857,590
City of Norfolk ,
GO, 2013 A, Pre-Refunded, 5%, 8/01/32 ................................ 5,845,000 5,986,260
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 7,512,559
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 7,475,133
City of Richmond ,
Public Utility, Revenue, 2013 A, Pre-Refunded, 5%, 1/15/43 .................. 10,000,000 10,100,874
Public Utility, Revenue, 2016 A, Refunding, 5%, 1/15/33 ..................... 10,000,000 10,685,678
Commonwealth of Virginia ,
GO, 2020 A, 4%, 6/01/30 ............................................ 2,710,000 2,970,463
GO, 2020 A, 4%, 6/01/31 ............................................ 1,940,000 2,128,556
County of Arlington , GO , 2019 , 4% , 6/15/34 ................................
2,000,000 2,104,913
County of Fairfax ,
GO, 2020 A, Refunding, 5%, 10/01/37 .................................. 1,980,000 2,239,703
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 3,021,533
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 5,473,703
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%,
10/01/36 ....................................................... 4,865,000 5,190,294
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded, 4%,
10/01/42 ....................................................... 1,500,000 1,569,182
Fairfax County Industrial Development Authority , Inova Health System Obligated
Group , Revenue , 2014 A , 5% , 5/15/44 .................................. 2,500,000 2,562,746
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 3,782,162
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 5,368,900
Farmville Industrial Development Authority ,
Elwood Place LLC, Revenue, 2021, AGMC Insured, 5.375%, 7/01/53 ........... 5,000,000 5,291,973
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 5,000,000 5,026,596
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/31 ............................ 6,200,000 6,799,877
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 5,609,899
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 12,985,572
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 14,495,000 15,417,950
Revenue, Senior Lien, 2018 A, Pre-Refunded, 5%, 7/01/48 ................... 5,505,000 6,181,221
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 4,352,394
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 4,450,000 4,910,768
Henrico County Economic Development Authority ,
Bon Secours Health System, Inc. Obligated Group, Revenue, 2013 C, Pre-Refunded,
5%, 11/01/30 ................................................... 5,000,000 5,020,938
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 500,000 491,710

Franklin Tax-Free Trust
Schedule of investments, (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Henrico County Economic Development Authority, (continued)
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/45 ....................................................... $ 725,000 $ 689,391
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/50 ....................................................... 1,500,000 1,366,931
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/42 .. 1,125,000 1,208,620
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/47 .. 5,000,000 5,290,980
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017 A, Refunding,
5%, 1/01/42 .................................................... 2,000,000 2,076,912
b
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/38 ........................................................ 690,000 612,235
b
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/42 ........................................................ 1,120,000 958,953
b
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/48 ........................................................ 2,315,000 1,887,558
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,215,851
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,618,106
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 ....
4,770,000 5,034,847
Lynchburg Economic Development Authority ,
Centra Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 1/01/47 ...... 4,500,000 4,586,896
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/47 ........ 2,350,000 2,150,321
Centra Health Obligated Group, Revenue, 2021, Refunding, 3%, 1/01/51 ........ 2,000,000 1,492,339
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/55 ........ 6,305,000 5,638,976
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/36 ................ 1,200,000 1,224,536
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/37 ................ 500,000 506,725
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/38 ................ 1,750,000 1,760,365
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,081,002
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 858,441
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,095,029
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 .........
3,000,000 3,126,537
Northern Virginia Transportation Commission , Commuter Rail Operating & Capital
Fund , Revenue , 2022 , 5% , 6/01/47 .................................... 1,750,000 1,944,850
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,106,301
Prince William County Industrial Development Authority , Novant Health Obligated
Group , Revenue , 2013 B , Pre-Refunded , 5% , 11/01/46 ..................... 10,000,000 10,044,377
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,600,882
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 958,445
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 961,187
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 6,300,965
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,752,691
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,188,795
Virginia College Building Authority ,
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,298,310
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 82,103
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,277,131
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 635,193
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 318,846
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 386,383

Franklin Tax-Free Trust
Schedule of investments, (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia College Building Authority, (continued)
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... $ 1,100,000 $ 800,163
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,223,667
Regent University, Revenue, 2021, Refunding, 4%, 6/01/36 .................. 2,750,000 2,607,239
Regent University, Revenue, 2021, Refunding, 3%, 6/01/41 .................. 4,800,000 3,628,577
Regent University, Revenue, 2021, Refunding, 4%, 6/01/46 .................. 3,725,000 3,275,962
Washington & Lee University (The), Revenue, 2015 A, Pre-Refunded, 5%, 1/01/40 . 5,000,000 5,290,439
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,465,072
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,362,959
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 3,569,313
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,301,046
Virginia Public School Authority ,
Revenue, 2014 B, Refunding, 5%, 8/01/24 ............................... 10,000,000 10,490,446
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 5,969,429
Revenue, 2019 A, 5%, 8/01/31 ........................................ 2,625,000 3,003,264
Revenue, 2020 B, Refunding, 4%, 8/01/32 ............................... 1,265,000 1,352,532
Revenue, 2020 B, Refunding, 4%, 8/01/34 ............................... 3,925,000 4,100,005
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,055,419
Virginia Resources Authority ,
Revenue, 5%, 11/01/38 ............................................. 1,970,000 2,103,459
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. 3,195,000 3,443,661
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 5,255,000 5,583,101
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 8,396,251
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2022, Refunding, 4%, 1/01/48 ..... 7,000,000 6,116,158
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 4,758,313
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/47 4,770,000 4,944,016
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/52 1,230,000 1,270,713
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/40 ........................................................ 7,500,000 7,025,137
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 6,735,621
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 2,099,047
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,303,643
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 6,477,240
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/37 .................................................... 2,750,000 2,634,239
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 2,250,000 2,026,476
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/37 ... 4,000,000 3,991,419
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 6,000,000 5,886,457
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 2,730,000 2,661,673
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,187,975
424,765,563
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 971,437
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,200,000 1,003,157
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 3,100,000 3,079,126
4,082,283

Franklin Tax-Free Trust
Schedule of investments, (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 9.6%
District of Columbia 7.7%
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... $ 5,000,000 $ 5,192,158
Dulles Toll Road, Revenue, Senior Lien, 2022 A, Refunding, AGMC Insured, 4%,
10/01/52 ....................................................... 10,000,000 9,125,221
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 5,355,155
Dedicated, Revenue, 2020 A, 5%, 7/15/36 ............................... 5,000,000 5,557,522
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... 7,000,000 7,631,667
Dedicated, Revenue, 2021 A, 5%, 7/15/41 ............................... 5,000,000 5,517,480
38,379,203
Puerto Rico 1.9%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,726,493
c
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,040,000 848,900
c
Revenue, XX, 5.25%, 7/01/40 ........................................ 1,900,000 1,543,750
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 1,100,000 1,114,757
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,800,000 1,867,227
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,600,000 1,604,778
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/29 .. 425,000 467,078
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 .. 200,000 181,788
9,354,771
Total U.S. Territories .................................................................... 47,733,974
Total Municipal Bonds (Cost $533,508,727) .....................................
497,681,631
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Virginia 0.7%
d
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 1.08% ,
10/01/48 ........................................................ 3,700,000 3,700,000
Total Municipal Bonds (Cost $3,700,000) .......................................
3,700,000
Total Short Term Investments (Cost $3,700,000 ) .................................
3,700,000
a
Total Investments (Cost $537,208,727) 101.0% ..................................
$501,381,631
Other Assets, less Liabilities (1.0)% ...........................................
(5,356,166)
Net Assets 100.0% ...........................................................
$496,025,465

Franklin Tax-Free Trust
Schedule of investments, (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
See Abbreviations on page 140 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $11,348,731, representing 2.3% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
See Note 7 regarding defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $221,643,883 $399,122,515 $333,594,227
Value - Unaffiliated issuers ................................ $208,967,288 $370,553,656 $313,029,739
Cash .................................................. 5,599,410 3,654,504 1,417,288
Receivables:
Capital shares sold ...................................... 13,963 643,662 18,320
Interest ............................................... 2,476,774 3,686,237 4,020,140
Total assets ........................................ 217,057,435 378,538,059 318,485,487
Liabilities:
Payables:
Capital shares redeemed ................................. 425,377 522,146 771,761
Management fees ....................................... 90,655 164,354 141,886
Distribution fees ........................................ 27,598 49,011 39,605
Transfer agent fees ...................................... 26,903 57,155 51,483
Reports to shareholders fees .............................. 27,793 54,253 28,128
Trustees' fees and expenses ............................... 1,277 793 1,262
Distributions to shareholders ............................... 39,376 100,580 30,825
Accrued expenses and other liabilities ......................... 15,512 (19,955) 17,928
Total liabilities ....................................... 654,491 928,337 1,082,878
Net assets, at value ............................... $216,402,944 $377,609,722 $317,402,609
Net assets consist of:
Paid-in capital ........................................... $244,355,119 $432,494,488 $363,795,382
Total distributable earnings (losses) ........................... (27,952,175) (54,884,766) (46,392,773)
Net assets, at value ............................... $216,402,944 $377,609,722 $317,402,609

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $47,299,286 $81,492,129 $64,005,187
Shares outstanding ...................................... 4,713,156 7,727,751 6,352,760
Net asset value per share
a
................................ $10.04 $10.55 $10.08
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $10.43 $10.96 $10.47
Class A1:
Net assets, at value ..................................... $139,338,800 $210,936,911 $197,195,879
Shares outstanding ...................................... 13,900,461 20,003,913 19,583,050
Net asset value per share
a
................................ $10.02 $10.54 $10.07
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $10.41 $10.95 $10.46
Class C:
Net assets, at value ..................................... $9,901,353 $22,909,931 $15,108,316
Shares outstanding ...................................... 974,598 2,140,125 1,475,778
Net asset value and maximum offering price per share
a
........... $10.16 $10.70 $10.24
Class R6:
Net assets, at value ..................................... $1,999,219 $10,773,615 $6,740,717
Shares outstanding ...................................... 199,415 1,021,620 669,281
Net asset value and maximum offering price per share ........... $10.03 $10.55 $10.07
Advisor Class:
Net assets, at value ..................................... $17,864,286 $51,497,136 $34,352,510
Shares outstanding ...................................... 1,782,008 4,881,451 3,409,846
Net asset value and maximum offering price per share ........... $10.02 $10.55 $10.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $354,340,600 $839,977,280 $727,582,523
Value - Unaffiliated issuers ................................ $332,804,748 $793,217,613 $684,559,199
Cash .................................................. 11,406,155 153,814 468,193
Receivables:
Capital shares sold ...................................... 217,269 261,471 944,557
Interest ............................................... 3,491,645 11,327,616 8,262,607
Total assets ........................................ 347,919,817 804,960,514 694,234,556
Liabilities:
Payables:
Investment securities purchased ............................ 3,261,504 9,391,500 3,366,150
Capital shares redeemed ................................. 333,357 2,171,512 3,208,053
Management fees ....................................... 149,935 323,203 283,007
Distribution fees ........................................ 44,927 101,911 83,532
Transfer agent fees ...................................... 56,037 98,629 94,529
Trustees' fees and expenses ............................... 1,269 1,214 1,159
Distributions to shareholders ............................... 82,864 144,167 110,591
Accrued expenses and other liabilities ......................... 45,864 112,331 80,258
Total liabilities ....................................... 3,975,757 12,344,467 7,227,279
Net assets, at value ............................... $343,944,060 $792,616,047 $687,007,277
Net assets consist of:
Paid-in capital ........................................... $409,317,590 $932,347,557 $833,082,817
Total distributable earnings (losses) ........................... (65,373,530) (139,731,510) (146,075,540)
Net assets, at value ............................... $343,944,060 $792,616,047 $687,007,277

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $81,267,611 $166,554,837 $141,877,356
Shares outstanding ...................................... 8,245,743 15,911,291 13,686,377
Net asset value per share
a
................................ $9.86 $10.47 $10.37
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $10.24 $10.88 $10.77
Class A1:
Net assets, at value ..................................... $183,485,485 $486,643,542 $381,660,311
Shares outstanding ...................................... 18,612,583 46,521,408 36,829,199
Net asset value per share
a
................................ $9.86 $10.46 $10.36
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $10.24 $10.87 $10.76
Class C:
Net assets, at value ..................................... $20,296,679 $40,377,288 $33,570,202
Shares outstanding ...................................... 2,016,979 3,819,923 3,186,493
Net asset value and maximum offering price per share
a
........... $10.06 $10.57 $10.54
Class R6:
Net assets, at value ..................................... $10,647,607 $25,539,834 $17,181,405
Shares outstanding ...................................... 1,078,385 2,439,104 1,658,629
Net asset value and maximum offering price per share ........... $9.87 $10.47 $10.36
Advisor Class:
Net assets, at value ..................................... $48,246,678 $73,500,546 $112,718,003
Shares outstanding ...................................... 4,888,514 7,021,420 10,875,926
Net asset value and maximum offering price per share ........... $9.87 $10.47 $10.36
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $537,208,727
Value - Unaffiliated issuers .................................................................. $501,381,631
Cash .................................................................................... 554,364
Receivables:
Capital shares sold ........................................................................ 84,520
Interest ................................................................................. 5,113,660
Total assets .......................................................................... 507,134,175
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,896,993
Capital shares redeemed ................................................................... 678,560
Management fees ......................................................................... 206,924
Distribution fees .......................................................................... 51,525
Transfer agent fees ........................................................................ 84,240
Trustees' fees and expenses ................................................................. 1,350
Distributions to shareholders ................................................................. 111,873
Accrued expenses and other liabilities ........................................................... 77,245
Total liabilities ......................................................................... 11,108,710
Net assets, at value ................................................................. $496,025,465
Net assets consist of:
Paid-in capital ............................................................................. $592,647,889
Total distributable earnings (losses) ............................................................. (96,622,424)
Net assets, at value ................................................................. $496,025,465

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $90,673,607
Shares outstanding ........................................................................ 9,187,944
Net asset value per share
a
.................................................................. $9.87
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.25
Class A1:
Net assets, at value ....................................................................... $264,985,385
Shares outstanding ........................................................................ 26,856,388
Net asset value per share
a
.................................................................. $9.87
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.25
Class C:
Net assets, at value ....................................................................... $15,284,350
Shares outstanding ........................................................................ 1,522,336
Net asset value and maximum offering price per share
a
............................................. $10.04
Class R6:
Net assets, at value ....................................................................... $5,987,239
Shares outstanding ........................................................................ 606,373
Net asset value and maximum offering price per share ............................................. $9.87
Advisor Class:
Net assets, at value ....................................................................... $119,094,884
Shares outstanding ........................................................................ 12,059,317
Net asset value and maximum offering price per share ............................................. $9.88
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $3,581,554 $6,846,300 $5,434,987
Expenses:
Management fees (Note 3 a ) ................................. 620,751 1,026,351 873,898
Distribution fees: (Note 3c )
    Class A .............................................. 55,687 105,899 83,335
    Class A1 ............................................. 75,097 113,964 105,860
    Class C .............................................. 36,961 82,759 55,366
Transfer agent fees: (Note 3e )
    Class A .............................................. 14,452 31,751 25,261
    Class A1 ............................................. 48,605 85,420 80,166
    Class C .............................................. 3,670 9,527 6,441
    Class R6 ............................................. 539 2,164 1,372
    Advisor Class .......................................... 6,069 21,299 13,868
Custodian fees (Note 4 ) .................................... 703 1,330 1,081
Reports to shareholders fees ................................ 11,738 15,219 13,001
Registration and filing fees .................................. 9,020 8,216 7,461
Professional fees ......................................... 28,581 30,919 28,890
Trustees' fees and expenses ................................ 1,418 2,753 2,018
Other .................................................. 11,709 12,674 15,193
Total expenses ....................................... 925,000 1,550,245 1,313,211
Expense reductions (Note 4 ) ............................. (1,335) (2,271) (1,771)
Expenses waived/paid by affiliates (Note 3f) .................. (19,697) (149) (360)
Net expenses ....................................... 903,968 1,547,825 1,311,080
Net investment income .............................. 2,677,586 5,298,475 4,123,907
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (642,021) (1,588,802) (1,543,340)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (20,119,980) (37,849,732) (30,324,062)
Net realized and unrealized gain (loss) .......................... (20,762,001) (39,438,534) (31,867,402)
Net increase (decrease) in net assets resulting from operations ........ $(18,084,415) $(34,140,059) $(27,743,495)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $5,997,670 $15,364,040 $11,145,796
Expenses:
Management fees (Note 3 a ) ................................. 922,111 2,034,937 1,776,040
Distribution fees: (Note 3c )
    Class A .............................................. 105,276 227,156 189,017
    Class A1 ............................................. 98,536 266,978 209,121
    Class C .............................................. 71,653 149,271 122,042
Transfer agent fees: (Note 3e )
    Class A .............................................. 34,688 59,277 53,833
    Class A1 ............................................. 81,124 174,439 148,868
    Class C .............................................. 9,071 14,983 13,359
    Class R6 ............................................. 1,701 5,236 3,936
    Advisor Class .......................................... 18,727 25,650 43,020
Custodian fees (Note 4 ) .................................... 1,183 2,830 2,486
Reports to shareholders fees ................................ 13,212 40,664 26,431
Registration and filing fees .................................. 9,707 9,698 9,488
Professional fees ......................................... 29,181 31,595 30,931
Trustees' fees and expenses ................................ 2,144 5,070 4,240
Other .................................................. 14,333 31,497 25,910
Total expenses ....................................... 1,412,647 3,079,281 2,658,722
Expense reductions (Note 4 ) ............................. (2,064) (3,562) (3,637)
Expenses waived/paid by affiliates (Note 3f) .................. (64) (1,084) (1,053)
Net expenses ....................................... 1,410,519 3,074,635 2,654,032
Net investment income .............................. 4,587,151 12,289,405 8,491,764
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (2,603,198) (11,114,966) (8,316,105)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (28,511,632) (72,580,943) (59,554,046)
Net realized and unrealized gain (loss) .......................... (31,114,830) (83,695,909) (67,870,151)
Net increase (decrease) in net assets resulting from operations ........ $(26,527,679) $(71,406,504) $(59,378,387)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $7,846,847
Expenses:
Management fees (Note 3 a ) ................................................................... 1,288,979
Distribution fees: (Note 3c )
    Class A ................................................................................ 121,840
    Class A1 ............................................................................... 142,802
    Class C ................................................................................ 57,879
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 40,366
    Class A1 ............................................................................... 118,329
    Class C ................................................................................ 7,354
    Class R6 ............................................................................... 1,350
    Advisor Class ............................................................................ 50,189
Custodian fees (Note 4 ) ...................................................................... 1,801
Reports to shareholders fees .................................................................. 24,486
Registration and filing fees .................................................................... 10,626
Professional fees ........................................................................... 29,850
Trustees' fees and expenses .................................................................. 3,239
Other .................................................................................... 21,214
Total expenses ......................................................................... 1,920,304
Expense reductions (Note 4 ) ............................................................... (2,420)
Expenses waived/paid by affiliates (Note 3f) .................................................... (523)
Net expenses ......................................................................... 1,917,361
Net investment income ................................................................ 5,929,486
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,129,476)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (44,766,272)
Net realized and unrealized gain (loss) ............................................................ (48,895,748)
Net increase (decrease) in net assets resulting from operations .......................................... $(42,966,262)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
Franklin Alabama Tax-Free Income Fund Franklin Georgia Tax-Free Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,677,586 $5,076,535 $5,298,475 $11,144,057
Net realized gain (loss) ............ (642,021) 1,245,803 (1,588,802) 531,297
Net change in unrealized appreciation
(depreciation) ................. (20,119,980) (6,199,610) (37,849,732) (14,369,583)
Net increase (decrease) in net
assets resulting from operations . (18,084,415) 122,728 (34,140,059) (2,694,229)
Distributions to shareholders:
Class A ........................ (494,342) (754,875) (1,041,273) (1,924,865)
Class A1 ....................... (1,778,341) (3,598,684) (2,971,314) (6,250,182)
Class C ........................ (101,187) (277,485) (256,232) (660,141)
Class R6 ....................... (25,723) (46,916) (193,579) (403,672)
Advisor Class ................... (231,311) (399,137) (770,112) (1,785,540)
Total distributions to shareholders ..... (2,630,904) (5,077,097) (5,232,510) (11,024,400)
Capital share transactions: (Note 2 )
Class A ........................ 4,671,310 17,533,172 (2,570,421) 17,846,174
Class A1 ....................... (10,491,620) (8,167,800) (17,292,756) (17,223,067)
Class C ........................ (2,442,564) (9,923,910) (3,516,133) (15,938,031)
Class R6 ....................... (114,211) 612,250 (4,810,438) 3,801,180
Advisor Class ................... (228,965) 5,242,272 (14,739,543) 6,322,271
Total capital share transactions ....... (8,606,050) 5,295,984 (42,929,291) (5,191,473)
Net increase (decrease) in net
assets ..................... (29,321,369) 341,615 (82,301,860) (18,910,102)
Net assets:
Beginning of period ................ 245,724,313 245,382,698 459,911,582 478,821,684
End of period ..................... $216,402,944 $245,724,313 $377,609,722 $459,911,582

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
121
Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,123,907 $8,465,382 $4,587,151 $9,201,721
Net realized gain (loss) ............ (1,543,340) 3,844,628 (2,603,198) 317,111
Net change in unrealized appreciation
(depreciation) ................. (30,324,062) (12,436,991) (28,511,632) (9,770,304)
Net increase (decrease) in net
assets resulting from operations . (27,743,495) (126,981) (26,527,679) (251,472)
Distributions to shareholders:
Class A ........................ (767,405) (1,355,423) (1,018,882) (1,847,123)
Class A1 ....................... (2,595,163) (5,559,774) (2,530,811) (5,228,037)
Class C ........................ (157,917) (410,766) (216,226) (494,740)
Class R6 ....................... (94,224) (171,786) (161,720) (264,173)
Advisor Class ................... (466,750) (951,070) (606,738) (1,356,086)
Total distributions to shareholders ..... (4,081,459) (8,448,819) (4,534,377) (9,190,159)
Capital share transactions: (Note 2 )
Class A ........................ 412,432 14,760,234 (2,502,905) 14,990,913
Class A1 ....................... (17,451,039) (10,867,047) (13,917,739) (21,476,737)
Class C ........................ (3,225,466) (9,129,099) (2,017,422) (10,253,672)
Class R6 ....................... (606,959) 2,158,691 (2,039,283) 6,130,219
Advisor Class ................... (4,458,728) 5,976,569 (3,011,427) (1,248,456)
Total capital share transactions ....... (25,329,760) 2,899,348 (23,488,776) (11,857,733)
Net increase (decrease) in net
assets ..................... (57,154,714) (5,676,452) (54,550,832) (21,299,364)
Net assets:
Beginning of period ................ 374,557,323 380,233,775 398,494,892 419,794,256
End of period ..................... $317,402,609 $374,557,323 $343,944,060 $398,494,892

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,289,405 $24,793,123 $8,491,764 $16,758,639
Net realized gain (loss) ............ (11,114,966) 1,856,632 (8,316,105) 2,020,954
Net change in unrealized appreciation
(depreciation) ................. (72,580,943) (33,227,550) (59,554,046) (24,854,143)
Net increase (decrease) in net
assets resulting from operations . (71,406,504) (6,577,795) (59,378,387) (6,074,550)
Distributions to shareholders:
Class A ........................ (2,443,557) (4,640,922) (1,611,370) (2,910,737)
Class A1 ....................... (7,590,688) (15,763,982) (4,771,922) (9,886,701)
Class C ........................ (518,647) (1,239,261) (317,440) (736,807)
Class R6 ....................... (432,326) (872,106) (240,399) (427,516)
Advisor Class ................... (1,154,550) (2,220,951) (1,439,609) (2,743,534)
Total distributions to shareholders ..... (12,139,768) (24,737,222) (8,380,740) (16,705,295)
Capital share transactions: (Note 2 )
Class A ........................ (23,710,445) 45,567,195 (11,917,074) 26,654,713
Class A1 ....................... (51,111,861) (40,150,732) (43,473,448) (46,116,361)
Class C ........................ (7,825,414) (20,644,808) (5,804,807) (19,791,334)
Class R6 ....................... (5,360,742) 4,579,390 (4,024,991) 6,260,900
Advisor Class ................... (5,631,020) 4,007,477 (9,116,692) 15,670,711
Total capital share transactions ....... (93,639,482) (6,641,478) (74,337,012) (17,321,371)
Net increase (decrease) in net
assets ..................... (177,185,754) (37,956,495) (142,096,139) (40,101,216)
Net assets:
Beginning of period ................ 969,801,801 1,007,758,296 829,103,416 869,204,632
End of period ..................... $792,616,047 $969,801,801 $687,007,277 $829,103,416

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
Franklin Virginia Tax-Free Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,929,486 $11,648,986
Net realized gain (loss) ................................................. (4,129,476) 2,823,447
Net change in unrealized appreciation (depreciation) ........................... (44,766,272) (21,506,954)
Net increase (decrease) in net assets resulting from operations ................ (42,966,262) (7,034,521)
Distributions to shareholders:
Class A ............................................................. (1,015,943) (1,968,849)
Class A1 ............................................................ (3,192,130) (6,386,350)
Class C ............................................................. (145,885) (390,813)
Class R6 ............................................................ (77,583) (152,144)
Advisor Class ........................................................ (1,412,262) (2,725,070)
Total distributions to shareholders .......................................... (5,843,803) (11,623,226)
Capital share transactions: (Note 2 )
Class A ............................................................. (8,382,891) 4,545,859
Class A1 ............................................................ (24,866,209) (27,940,434)
Class C ............................................................. (3,705,223) (17,017,853)
Class R6 ............................................................ (1,191,521) 1,224,299
Advisor Class ........................................................ (7,926,996) 13,684,586
Total capital share transactions ............................................ (46,072,840) (25,503,543)
Net increase (decrease) in net assets ................................... (94,882,905) (44,161,290)
Net assets:
Beginning of period ..................................................... 590,908,370 635,069,660
End of period .......................................................... $496,025,465 $590,908,370

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twenty
separate funds, seven of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares: Class
A, Class A1, Class C, Class R6 and Advisor Class. Class
C shares automatically converted to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 795,854 $8,129,118 848,557 $9,202,386
Shares issued in reinvestment of distributions .......... 45,341 465,800 88,145 952,467
Shares redeemed ............................... (380,620) (3,923,608) (1,172,729) (12,725,274)
Net increase (decrease) .......................... 460,575 $4,671,310 (236,027) $(2,570,421)
Year ended February 28, 2022
Shares sold
a
................................... 2,046,358 $23,313,909 3,077,660 $37,009,305
Shares issued in reinvestment of distributions .......... 61,957 700,673 147,263 1,761,384
Shares redeemed ............................... (576,882) (6,481,410) (1,747,795) (20,924,515)
Net increase (decrease) .......................... 1,531,433 $17,533,172 1,477,128 $17,846,174
Class A1
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 113,936 $1,179,640 136,018 $1,474,397
Shares issued in reinvestment of distributions .......... 154,715 1,588,419 242,118 2,616,131
Shares redeemed ............................... (1,302,150) (13,259,679) (1,963,394) (21,383,284)
Net increase (decrease) .......................... (1,033,499) $(10,491,620) (1,585,258) $(17,292,756)
Year ended February 28, 2022
Shares sold ................................... 496,734 $5,644,773 838,290 $10,056,968
Shares issued in reinvestment of distributions .......... 285,151 3,225,568 464,557 5,561,571
Shares redeemed ............................... (1,504,718) (17,038,141) (2,738,860) (32,841,606)
Net increase (decrease) .......................... (722,833) $(8,167,800) (1,436,013) $(17,223,067)
Class C
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 24,397 $256,035 20,534 $224,539
Shares issued in reinvestment of distributions .......... 9,272 96,525 22,117 242,688
Shares redeemed
a
.............................. (267,588) (2,795,124) (362,863) (3,983,360)
Net increase (decrease) .......................... (233,919) $(2,442,564) (320,212) $(3,516,133)
Year ended February 28, 2022
Shares sold ................................... 124,256 $1,424,632 198,212 $2,412,785
Shares issued in reinvestment of distributions .......... 23,668 271,689 51,567 627,675
Shares redeemed
a
.............................. (1,005,038) (11,620,231) (1,552,546) (18,978,491)
Net increase (decrease) .......................... (857,114) $(9,923,910) (1,302,767) $(15,938,031)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 33,626 $345,315 395,737 $4,356,033
Shares issued in reinvestment of distributions .......... 2,504 25,723 7,711 83,431
Shares redeemed ............................... (47,442) (485,249) (855,274) (9,249,902)
Net increase (decrease) .......................... (11,312) $(114,211) (451,826) $(4,810,438)
Year ended February 28, 2022
Shares sold ................................... 85,075 $966,469 693,251 $8,350,009
Shares issued in reinvestment of distributions .......... 4,171 47,147 15,389 184,124
Shares redeemed ............................... (35,757) (401,366) (394,867) (4,732,953)
Net increase (decrease) .......................... 53,489 $612,250 313,773 $3,801,180
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 377,558 $3,884,080 784,175 $8,486,504
Shares issued in reinvestment of distributions .......... 20,455 209,977 65,143 704,919
Shares redeemed ............................... (423,118) (4,323,022) (2,194,758) (23,930,966)
Net increase (decrease) .......................... (25,105) $(228,965) (1,345,440) $(14,739,543)
Year ended February 28, 2022
Shares sold ................................... 781,670 $8,871,519 1,663,730 $19,956,762
Shares issued in reinvestment of distributions .......... 32,349 365,736 135,942 1,627,414
Shares redeemed ............................... (353,474) (3,994,983) (1,280,532) (15,261,905)
Net increase (decrease) .......................... 460,545 $5,242,272 519,140 $6,322,271
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 665,249 $6,940,284 836,537 $8,404,284
Shares issued in reinvestment of distributions .......... 70,238 723,105 95,188 956,798
Shares redeemed ............................... (706,905) (7,250,957) (1,176,778) (11,863,987)
Net increase (decrease) .......................... 28,582 $412,432 (245,053) $(2,502,905)
Year ended February 28, 2022
Shares sold
a
................................... 2,042,754 $23,336,846 2,288,375 $25,395,603
Shares issued in reinvestment of distributions .......... 115,403 1,312,424 158,179 1,746,832
Shares redeemed ............................... (869,485) (9,889,036) (1,101,847) (12,151,522)
Net increase (decrease) .......................... 1,288,672 $14,760,234 1,344,707 $14,990,913
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 234,577 $2,423,345 188,019 $1,894,662
Shares issued in reinvestment of distributions .......... 242,565 2,497,050 220,076 2,212,992
Shares redeemed ............................... (2,160,492) (22,371,434) (1,793,575) (18,025,393)
Net increase (decrease) .......................... (1,683,350) $(17,451,039) (1,385,480) $(13,917,739)
Year ended February 28, 2022
Shares sold ................................... 1,181,303 $13,495,822 387,313 $4,287,400
Shares issued in reinvestment of distributions .......... 472,813 5,378,235 416,893 4,607,805
Shares redeemed ............................... (2,610,509) (29,741,104) (2,741,178) (30,371,942)
Net increase (decrease) .......................... (956,393) $(10,867,047) (1,936,972) $(21,476,737)
Class C
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 29,048 $304,304 124,229 $1,284,664
Shares issued in reinvestment of distributions .......... 14,813 155,057 20,105 206,350
Shares redeemed
a
.............................. (351,293) (3,684,827) (342,492) (3,508,436)
Net increase (decrease) .......................... (307,432) $(3,225,466) (198,158) $(2,017,422)
Year ended February 28, 2022
Shares sold ................................... 185,099 $2,145,258 247,424 $2,800,314
Shares issued in reinvestment of distributions .......... 35,122 406,561 41,661 470,383
Shares redeemed
a
.............................. (1,005,238) (11,680,918) (1,190,239) (13,524,369)
Net increase (decrease) .......................... (785,017) $(9,129,099) (901,154) $(10,253,672)
Class R6
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 58,860 $608,377 260,116 $2,616,788
Shares issued in reinvestment of distributions .......... 8,988 92,544 10,814 108,940
Shares redeemed ............................... (126,732) (1,307,880) (475,704) (4,765,011)
Net increase (decrease) .......................... (58,884) $(606,959) (204,774) $(2,039,283)
Year ended February 28, 2022
Shares sold ................................... 232,036 $2,642,633 639,448 $7,100,082
Shares issued in reinvestment of distributions .......... 14,889 169,248 17,177 189,952
Shares redeemed ............................... (57,540) (653,190) (104,553) (1,159,815)
Net increase (decrease) .......................... 189,385 $2,158,691 552,072 $6,130,219
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 314,640 $3,238,592 1,670,440 $16,743,051
Shares issued in reinvestment of distributions .......... 42,101 433,393 53,118 534,839
Shares redeemed ............................... (777,841) (8,130,713) (1,988,828) (20,289,317)
Net increase (decrease) .......................... (421,100) $(4,458,728) (265,270) $(3,011,427)
Year ended February 28, 2022
Shares sold ................................... 1,661,750 $18,954,446 941,858 $10,423,162
Shares issued in reinvestment of distributions .......... 77,178 877,833 105,600 1,168,006
Shares redeemed ............................... (1,216,958) (13,855,710) (1,161,180) (12,839,624)
Net increase (decrease) .......................... 521,970 $5,976,569 (113,722) $(1,248,456)
Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 2,574,483 $27,645,314 1,793,434 $18,968,269
Shares issued in reinvestment of distributions .......... 219,801 2,361,573 141,120 1,494,820
Shares redeemed ............................... (4,998,755) (53,717,332) (3,054,952) (32,380,163)
Net increase (decrease) .......................... (2,204,471) $(23,710,445) (1,120,398) $(11,917,074)
Year ended February 28, 2022
Shares sold
a
................................... 5,732,614 $68,498,844 4,872,592 $57,200,564
Shares issued in reinvestment of distributions .......... 380,235 4,517,293 231,798 2,707,866
Shares redeemed ............................... (2,315,449) (27,448,942) (2,849,437) (33,253,717)
Net increase (decrease) .......................... 3,797,400 $45,567,195 2,254,953 $26,654,713
Class A1
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 1,010,988 $10,859,573 872,037 $9,293,992
Shares issued in reinvestment of distributions .......... 661,411 7,098,691 409,583 4,337,582
Shares redeemed ............................... (6,442,490) (69,070,125) (5,393,148) (57,105,022)
Net increase (decrease) .......................... (4,770,091) $(51,111,861) (4,111,528) $(43,473,448)
Year ended February 28, 2022
Shares sold ................................... 1,914,178 $22,833,927 2,011,409 $23,607,466
Shares issued in reinvestment of distributions .......... 1,251,522 14,873,739 772,462 9,028,704
Shares redeemed ............................... (6,551,686) (77,858,398) (6,731,227) (78,752,531)
Net increase (decrease) .......................... (3,385,986) $(40,150,732) (3,947,356) $(46,116,361)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 157,159 $1,714,997 93,098 $994,248
Shares issued in reinvestment of distributions .......... 46,145 500,657 28,437 306,186
Shares redeemed
a
.............................. (923,368) (10,041,068) (657,883) (7,105,241)
Net increase (decrease) .......................... (720,064) $(7,825,414) (536,348) $(5,804,807)
Year ended February 28, 2022
Shares sold ................................... 491,863 $5,937,874 304,354 $3,637,555
Shares issued in reinvestment of distributions .......... 100,076 1,202,622 60,110 714,993
Shares redeemed
a
.............................. (2,300,978) (27,785,304) (2,017,272) (24,143,882)
Net increase (decrease) .......................... (1,709,039) $(20,644,808) (1,652,808) $(19,791,334)
Class R6
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 412,869 $4,455,854 431,295 $4,576,534
Shares issued in reinvestment of distributions .......... 36,170 388,842 17,287 183,015
Shares redeemed ............................... (947,268) (10,205,438) (824,900) (8,784,540)
Net increase (decrease) .......................... (498,229) $(5,360,742) (376,318) $(4,024,991)
Year ended February 28, 2022
Shares sold ................................... 994,504 $11,869,543 823,890 $9,645,380
Shares issued in reinvestment of distributions .......... 66,792 794,024 30,042 350,803
Shares redeemed ............................... (682,413) (8,084,177) (319,832) (3,735,283)
Net increase (decrease) .......................... 378,883 $4,579,390 534,100 $6,260,900
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 1,204,944 $12,912,438 3,094,288 $32,819,315
Shares issued in reinvestment of distributions .......... 87,031 934,800 130,564 1,382,861
Shares redeemed ............................... (1,814,454) (19,478,258) (4,103,129) (43,318,868)
Net increase (decrease) .......................... (522,479) $(5,631,020) (878,277) $(9,116,692)
Year ended February 28, 2022
Shares sold ................................... 1,952,665 $23,178,356 3,813,931 $44,691,310
Shares issued in reinvestment of distributions .......... 152,927 1,817,572 226,022 2,640,968
Shares redeemed ............................... (1,772,609) (20,988,451) (2,705,056) (31,661,567)
Net increase (decrease) .......................... 332,983 $4,007,477 1,334,897 $15,670,711
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 761,416 $7,658,760
Shares issued in reinvestment of distributions .......... 86,529 872,646
Shares redeemed ............................... (1,679,568) (16,914,297)
Net increase (decrease) .......................... (831,623) $(8,382,891)
Year ended February 28, 2022
Shares sold
a
................................... 2,238,244 $25,192,744
Shares issued in reinvestment of distributions .......... 153,930 1,719,894
Shares redeemed ............................... (2,024,950) (22,366,779)
Net increase (decrease) .......................... 367,224 $4,545,859
Class A1
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 106,067 $1,077,771
Shares issued in reinvestment of distributions .......... 282,474 2,848,187
Shares redeemed ............................... (2,843,446) (28,792,167)
Net increase (decrease) .......................... (2,454,905) $(24,866,209)
Year ended February 28, 2022
Shares sold ................................... 671,869 $7,548,613
Shares issued in reinvestment of distributions .......... 516,348 5,771,968
Shares redeemed ............................... (3,688,331) (41,261,015)
Net increase (decrease) .......................... (2,500,114) $(27,940,434)
Class C
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 46,949 $486,880
Shares issued in reinvestment of distributions .......... 13,814 141,756
Shares redeemed
a
.............................. (422,487) (4,333,859)
Net increase (decrease) .......................... (361,724) $(3,705,223)
Year ended February 28, 2022
Shares sold ................................... 160,811 $1,837,277
Shares issued in reinvestment of distributions .......... 33,496 381,657
Shares redeemed
a
.............................. (1,680,994) (19,236,787)
Net increase (decrease) .......................... (1,486,687) $(17,017,853)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 159,069 $1,605,304
Shares issued in reinvestment of distributions .......... 7,313 73,783
Shares redeemed ............................... (280,420) (2,870,608)
Net increase (decrease) .......................... (114,038) $(1,191,521)
Year ended February 28, 2022
Shares sold ................................... 221,768 $2,486,760
Shares issued in reinvestment of distributions .......... 13,291 148,577
Shares redeemed ............................... (126,588) (1,411,038)
Net increase (decrease) .......................... 108,471 $1,224,299
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 3,022,255 $30,508,056
Shares issued in reinvestment of distributions .......... 126,508 1,276,499
Shares redeemed ............................... (3,870,069) (39,711,551)
Net increase (decrease) .......................... (721,306) $(7,926,996)
Year ended February 28, 2022
Shares sold ................................... 3,934,898 $44,022,268
Shares issued in reinvestment of distributions .......... 219,223 2,451,281
Shares redeemed ............................... (2,944,601) (32,788,963)
Net increase (decrease) .......................... 1,209,520 $13,684,586
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended August 31, 2022, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.548% 0.502% 0.516%
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.512% 0.469% 0.475%
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.488%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,047 $2,496 $2,154 $1,519
CDSC retained ........................... $204 $5,642 $5,726 $9,533
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $6,062 $4,191 $1,796
CDSC retained ........................... $18,739 $25,664 $12,573
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Waivers and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’
fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2022, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Transfer agent fees ........................ $34,437 $63,012 $47,956 $61,632
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $125,833 $107,687 $82,665
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $5,976,528 $23,326,173 — $16,840,000
Sales .................................. $5,954,028 $14,767,758 — $7,500,000
Net Realized Gains (Losses) ................. $(560,922) $(685,784) — —
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $8,300,000 $38,146,324 $15,828,166
Sales .................................. $5,200,000 $36,505,344 $14,985,064
Net Realized Gains (Losses) ................. — $(2,265,430) $(679,298)
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 3,038,890 $ 6,439,768 $ 11,971,155 $ 13,467,868
Long term ............................. 11,674,896 18,739,251 12,646,173 28,256,478
Total capital loss carryforwards ............ $14,713,786 $25,179,019 $24,617,328 $41,724,346
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,858,296 $ 27,380,059 $ 20,336,720
Long term ............................. 68,194,531 68,859,952 36,888,528
Total capital loss carryforwards ............ $83,052,827 $96,240,011 $57,225,248
3. Transactions with Affiliates
(continued)
g. Interfund Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At August 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2022, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $221,641,012 $399,224,503 $333,627,564 $354,415,268
Unrealized appreciation ..................... $1,428,492 $2,511,197 $1,264,184 $1,750,630
Unrealized depreciation ..................... (14,102,216) (31,182,044) (21,862,009) (23,361,150)
Net unrealized appreciation (depreciation) ....... $(12,673,724) $(28,670,847) $(20,597,825) $(21,610,520)
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a
Cost of investments ....................... $840,636,876 $727,697,004 $537,274,277
Unrealized appreciation ..................... $6,560,732 $2,645,306 $2,745,563
Unrealized depreciation ..................... (53,979,995) (45,783,111) (38,638,209)
Net unrealized appreciation (depreciation) ....... $(47,419,263) $(43,137,805) $(35,892,646)
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $30,262,247 $34,341,138 $17,290,016 $52,341,368
Sales .................................. $37,303,725 $79,076,202 $31,885,577 $79,888,742
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $111,770,754 $64,186,579 $42,409,038
Sales .................................. $193,631,566 $121,391,899 $58,404,211
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments. At August
31, 2022, the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of
Value
Percentage of
Net Assets
Franklin Georgia Tax-Free Income Fund .......................................... $ 1,844,420 0.5%
Franklin Louisiana Tax-Free Income Fund ......................................... 694,688 0.2%
Franklin Maryland Tax-Free Income Fund ......................................... 1,612,094 0.5%
Franklin Missouri Tax-Free Income Fund .......................................... 3,828,213 0.5%
Franklin North Carolina Tax-Free Income Fund ..................................... 3,347,500 0.5%
Franklin Virginia Tax-Free Income Fund ........................................... 2,392,650 0.5%

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2022, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 300,000 $ 300,000
Municipal Bonds ......................... — 208,667,288 — 208,667,288
Total Investments in Securities ........... $— $208,667,288 $300,000 $208,967,288
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 900,000 900,000
Municipal Bonds ......................... — 366,853,656 — 366,853,656
Short Term Investments ................... — 2,800,000 — 2,800,000
Total Investments in Securities ........... $— $369,653,656 $900,000 $370,553,656
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 313,029,739 — 313,029,739
Total Investments in Securities ........... $— $313,029,739 $— $313,029,739
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 331,904,748 — 331,904,748
Short Term Investments ................... — 900,000 — 900,000
Total Investments in Securities ........... $— $332,804,748 $— $332,804,748
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 793,217,613 — 793,217,613
Total Investments in Securities ........... $— $793,217,613 $— $793,217,613
11. Credit Facility
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 1,600,000 $ 1,600,000
Municipal Bonds ......................... — 682,059,199 — 682,059,199
Short Term Investments ................... — 900,000 — 900,000
Total Investments in Securities ........... $— $682,959,199 $1,600,000 $684,559,199
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 497,681,631 — 497,681,631
Short Term Investments ................... — 3,700,000 — 3,700,000
Total Investments in Securities ........... $— $501,381,631 $— $501,381,631
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
GNMA
Government National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF2 S 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report and Shareholder Letter
Franklin Tax-Free
Trust
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended August 31, 2022, the U.S.
economy contracted in 2022’s first and second quarters amid
declines in inventory investment and federal government
spending. Consumer spending slowly expanded, helped by
the reopening of businesses, widespread vaccinations, and
federal assistance programs. Inflation increased during the
six-month period, influenced by pandemic-related supply-
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve ended
monthly asset purchases in March 2022 and raised the
federal funds rate by 0.25% in March, 0.50% in May, and by
0.75% in both June and July, for a total of 2.25%, increasing the rate from 0.25% to 2.50% during the period. The Federal
Reserve also stated its intention to continue reducing its U.S.
Treasury, government agency debt and agency mortgage-
backed securities holdings, and it anticipated that ongoing
federal funds rate increases would be appropriate.
During the six-month period ended August 31, 2022,
municipal bonds, as measured by the Bloomberg Municipal
Bond Index, posted a -5.72% cumulative total return,
influenced by high levels of fixed income market volatility, tighter monetary policy and risk-off sentiment that led to
outflows from municipals.
1
Fundamentals remained strong,
however, with many issuers reporting budget surpluses for
2022 as federal government transfers boosted revenues.
Franklin Tax-Free Trust’s semiannual report includes
more detail about municipal bond market conditions and a
discussion from the portfolio managers. In addition, on our
website, franklintempleton.com , you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
2
Contents
Semiannual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Arizona Tax-Free Income Fund 5
Franklin Colorado Tax-Free Income Fund 10
Franklin Connecticut Tax-Free Income Fund 15
Franklin Michigan Tax-Free Income Fund 20
Franklin Minnesota Tax-Free Income Fund 25
Franklin Ohio Tax-Free Income Fund 30
Franklin Oregon Tax-Free Income Fund 35
Franklin Pennsylvania Tax-Free Income Fund 40
Financial Highlights and Schedule of Investments 45
Financial Statements 138
Notes to Financial Statements 148
Special Meeting of Shareholders 165
Shareholder Information 166
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Municipal Bond Market Overview
During the six months ending August 31, 2022, multi-decade
high inflation continued throughout much of the period as
a strong U.S. job market and ample consumer savings
pushed demand beyond the ability of businesses to increase
supply. In response, the U.S. Federal Reserve (Fed) began
increasing short-term interest rates at a pace not seen
since the 1980s, leading U.S. Treasury (UST) yields to
move much higher over the period. Recessionary concerns
began to emerge as the market debated whether the Fed
could engineer a soft landing that would bring inflation down without causing a severe economic contraction.
The municipal bond (muni) market saw one of its worst starts to a new year in 2022. High levels of fixed income market
volatility, a general risk-off shift in sentiment, and poor
performance caused significant year-to-date outflows from
muni retail vehicles, leading market technical conditions to worsen. So far this year, net issuance has been limited and
lags well behind the same period in 2021. Fundamentals
remained strong, however, with many issuers reporting
surpluses for 2022 as federal government transfers bolstered revenues.
For the six-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -8.84% total
return for the period.
1
Investment-grade munis, as measured
by the Bloomberg Municipal Bond Index, posted a -5.72%
total return, and USTs, as measured by the Bloomberg U.S.
Treasury Index, posted a -7.63% total return.
1
In contrast,
investment-grade corporate bonds, as measured by the
Bloomberg U.S. Corporate Bond Index, posted a -9.41%
total return.
1
The foregoing information reflects our analysis and opinions as of August 31, 2022. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

4
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Semiannual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a Fund meet its goal.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15- to 30-year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

5
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Semiannual Report
Franklin Arizona Tax-Free Income Fund
This semiannual report for Franklin Arizona Tax-Free Income
Fund covers the period ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Arizona personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.64 on February 28, 2022, to
$9.74 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 13.2641 cents per share for the reporting period.
2
The Performance Summary beginning on page 7
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.65%, based on an
annualization of August’s 2.2368 cents per share dividend
and the maximum offering price of $10.12 on August 31,
2022. An investor in the 2022 maximum combined effective
federal and Arizona personal income tax bracket of 43.55%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 4.69% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Arizona’s economy
stalled as part of a national slowdown, contracting in
2022’s first quarter. However, Arizona’s hospitality and
manufacturing industries added jobs at a brisk pace as its
economy benefited from strong in-migration. The state’s
unemployment rate began the period at 3.6% and ended
at 3.5%, compared with the 3.7% national rate. The fiscal
year (FY) 2022 generated a surplus of more than $5
billion amid strong revenue collections and a court ruling
that struck down a voter-approved tax increase. In June
2022, the governor signed a FY 2023 budget that included
increased spending on education and eliminated the
statewide personal property tax. Arizona’s net tax-supported debt was $565 per capita and 1.0% of personal income,
below the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained the state’s Aa1 issuer credit rating with a stable outlook.
4
The rating reflected Moody’s view of Arizona’s
above-average economic growth and strengthening
reserves, lower debt levels, below average fixed costs and
demonstrated budget conservatism. According to Moody’s,
challenges included constitutional restrictions that limit the state’s financial flexibility. Moody’s stable outlook reflected its anticipation of Arizona’s continued sufficient reserves and moderate leverage.
*
Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
8/31/22
% of Total
Investments*
Education 26.08%
Utilities 20.18%
Health Care 15.88%
Transportation 10.85%
Special Tax 8.78%
Housing 6.26%
Industrial Dev. Revenue and Pollution Control 4.87%
Refunded 3.17%
Local 3.07%
Lease 0.86%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
50
.

Franklin Arizona Tax-Free Income Fund
6
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Semiannual Report
Thank you for your continued participation in Franklin
Arizona Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Arizona Tax-Free Income Fund
7
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8 / 31 /2 2
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.23% -10.71%
1-Year -10.16% -13.53%
5-Year +3.03% -0.17%
10-Year +17.35% +1.23%
Advisor
6-Month -7.11% -7.11%
1-Year -10.01% -10.01%
5-Year +3.96% +0.78%
10-Year +18.97% +1.75%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.65% 4.69% 2.75% 4.87%
Advisor 3.01% 5.33% 3.11% 5.51%
See page 8 for Performance Summary footnotes.

Franklin Arizona Tax-Free Income Fund
Performance Summary
8
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Arizona personal income tax rate of 43.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.132641
A1 $0.140219
C $0.111867
R6 $0.147272
Advisor $0.145247
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Arizona Tax-Free Income Fund
9
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $927.70 $3.94 $1,021.12 $4.13 0.81%
A1 $1,000 $928.20 $3.22 $1,021.87 $3.37 0.66%
C $1,000 $925.10 $5.84 $1,019.14 $6.12 1.20%
R6 $1,000 $928.20 $2.52 $1,022.59 $2.65 0.52%
Advisor $1,000 $928.90 $2.72 $1,022.39 $2.85 0.56%

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Portfolio Composition
8/31/22
% of Total
Investments*
Local
22.12%
Health Care
18.69%
Utilities
14.19%
Education
13.02%
Special Tax
6.20%
Refunded
5.41%
Lease
5.25%
Transportation
5.03%
Housing
4.83%
Industrial Dev. Revenue and Pollution Control
4.25%
State General Obligation
1.01%
Franklin Colorado Tax-Free Income Fund
This semiannual report for Franklin Colorado Tax-Free
Income Fund covers the period ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Colorado personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.40 on February 28, 2022, to
$10.42 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 13.2357 cents per share for the reporting period.
2
The Performance Summary beginning on page 12
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.51% based on an
annualization of August’s 2.2680 cents per share dividend
and the maximum offering price of $10.83 on August 31,
2022. An investor in the 2022 maximum combined effective
federal and Colorado personal income tax bracket of
45.35% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.59% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Colorado’s economic recovery
from the COVID-19 pandemic slowed as inflationary
pressures rose. Colorado’s economy benefits from a
relatively young, educated workforce and a diverse mix of
technology, bioscience and professional services industries
located along the Front Range region. The state also has
significant, albeit volatile, tourism and energy sectors.
Colorado’s unemployment rate began the period at 4.0%
and ended at 3.4%, compared with the 3.7% national
rate. Colorado’s governor signed a $36.4 billion fiscal
year 2022–2023 budget, the largest in the state’s history.
The budget includes a 12.1% increase in spending from
the general fund, mostly comprising income and sales
tax revenues, and major increases in spending for health
care and public safety. Colorado’s net tax-supported debt
was $874 per capita and 1.3% of personal income, below
the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained Colorado’s Aa1 issuer credit rating with a stable outlook.
4
The rating reflected Moody’s view that Colorado
has conservative financial practices, strong economic
fundamentals, moderate leverage and conservative fiscal
management. According to Moody’s, credit challenges
include a complex system of constitutional revenue
limits. Moody’s stable outlook reflected its assessment of
Colorado’s strong economic fundamentals and sound fiscal
management.
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not reflect Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
62
.

Franklin Colorado Tax-Free Income Fund
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Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Colorado Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Colorado Tax-Free Income Fund
12
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.46% -10.93%
1-Year -10.43% -13.79%
5-Year +2.11% -0.35%
10-Year +15.38% +1.05%
Advisor
6-Month -7.34% -7.34%
1-Year -10.20% -10.20%
5-Year +3.24% +0.64%
10-Year +17.23% +1.60%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.51% 4.59% 2.75% 5.03%
Advisor 2.87% 5.25% 3.11% 5.69%
See page 13 for Performance Summary footnotes.

Franklin Colorado Tax-Free Income Fund
Performance Summary
13
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Colorado personal income tax rate of 45.35%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.132357
A1 $0.140471
C $0.110221
R6 $0.148442
Advisor $0.145875
Total Annual Operating Expenses
8
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Colorado Tax-Free Income Fund
14
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $925.40 $4.05 $1,021.00 $4.25 0.84%
A1 $1,000 $926.10 $3.33 $1,021.75 $3.49 0.69%
C $1,000 $923.60 $5.96 $1,019.01 $6.25 1.23%
R6 $1,000 $926.90 $2.60 $1,022.51 $2.73 0.54%
Advisor $1,000 $926.60 $2.84 $1,022.26 $2.98 0.59%

15
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Semiannual Report
Portfolio Composition
8/31/22
% of Total
Investments*
Education
36.65%
Health Care
19.34%
Transportation
9.93%
Housing
8.02%
Special Tax
6.78%
Local
6.52%
State General Obligation
5.82%
Refunded
3.66%
Utilities
2.91%
Lease
0.37%
Franklin Connecticut Tax-Free Income Fund
This semiannual report for Franklin Connecticut Tax-Free
Income Fund covers the period ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Connecticut personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $9.85 on February 28, 2022, to
$8.94 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 10.5564 cents per share for the reporting period.
2
The Performance Summary beginning on page 17
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.37%, based on an
annualization of August’s 1.8350 cents per share dividend
and the maximum offering price of $9.29 on August 31,
2022. An investor in the 2022 maximum combined effective
federal and Connecticut personal income tax bracket of
47.79% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.54% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Connecticut’s economic
recovery from the COVID-19-induced downturn slowed as
inflationary pressures rose. One of the nation’s wealthiest
states, based on per capita income, with a large and diverse economy, Connecticut has nonetheless been challenged
by a deteriorating demographic trajectory. The state’s
unemployment rate began the period at 4.9% and ended at
4.1%, compared with the 3.7% national rate. Connecticut’s
governor signed a fiscal year 2023 budget adjustment
that included major tax cuts and a built-in surplus to fund
the state’s pension plan. Connecticut’s net tax-supported
debt was $8,014 per capita and 9.8% of personal income,
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained Connecticut’s general obligation bonds’ Aa3
rating with a stable outlook.
4
This rating reflected Moody’s
view that the state benefited from high income levels, strong governance and a willingness to make mid-year budget
adjustments. According to Moody’s, Connecticut’s challenges
include high fixed costs for debt service, pension and post-
employment benefits; vulnerability to the impact of financial market fluctuations on capital gains and employment; and
a declining and aging population. Moody’s stable outlook
reflects its view of Connecticut’s large reserves and strong provisions to promote fiscal discipline.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22 .
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 73 .

Franklin Connecticut Tax-Free Income Fund
16
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Semiannual Report
Thank you for your continued participation in Franklin
Connecticut Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Connecticut Tax-Free Income Fund
17
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month -8.19% -11.63%
1-Year -11.20% -14.53%
5-Year -0.89% -0.94%
10-Year +6.16% +0.22%
Advisor
6-Month -8.09% -8.09%
1-Year -11.09% -11.09%
5-Year +0.10% +0.02%
10-Year +7.66% +0.74%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.37% 4.54% 2.71% 2.63% 5.19% 5.04%
Advisor 2.73% 5.23% 3.08% 3.00% 5 .90% 5.75%
See page 18 for Performance Summary footnotes.

Franklin Connecticut Tax-Free Income Fund
Performance Summary
18
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 6/30/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/22.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Connecticut personal income tax rate of 47.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.105564
A1 $0.112541
C $0.086729
R6 $0.119317
Advisor $0.117291
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.98%
Advisor 0.65% 0.73%

Your Fund’s Expenses
Franklin Connecticut Tax-Free Income Fund
19
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $918.10 $4.45 $1,020.56 $4.69 0.92%
A1 $1,000 $918.70 $3.73 $1,021.31 $3.93 0.77%
C $1,000 $915.80 $6.36 $1,018.57 $6.70 1.32%
R6 $1,000 $919.40 $3.04 $1,022.04 $3.20 0.63%
Advisor $1,000 $919.10 $3.25 $1,021.82 $3.42 0.67%

20
franklintempleton.com
Semiannual Report
Franklin Michigan Tax-Free Income Fund
This semiannual report for Franklin Michigan Tax-Free
Income Fund covers the period ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Michigan personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.43 on February 28, 2022, to
$10.46 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 13.7425 cents per share for the reporting period.
2
The Performance Summary beginning on page 22
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.58%, based on an
annualization of August’s 2.3391 cents per share dividend
and the maximum offering price of $10.87 on August 31,
2022. An investor in the 2022 maximum combined effective
federal and Michigan personal income tax bracket of
45.05% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.70% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Michigan’s economy slowed
as high inflation and rising interest rates moderated
business activity. The Michigan economy is vulnerable to
economic cycles because of its large automotive industry
presence. However, in recent years, this exposure has
been mitigated by financial reserves and a growing service
sector. The state’s unemployment rate began the period at
4.7% and ended at 4.1%, compared with the 3.7% national
rate. Improving revenue conditions and substantial direct
aid from the federal government bolstered the state’s
liquidity. Michigan’s net tax-supported debt was $833 per
capita and 1.5% of personal income, below the $1,179
and 2.1% national medians, respectively.
3
Independent
credit rating agency Moody’s Investors Service maintained
Michigan’s general obligations bonds’ Aa1 rating with a
stable outlook.
4
The rating reflected Moody’s view of the
state’s strong budgetary reserves, available liquidity and
effective governance practices. According to Moody’s,
credit challenges include dependence upon the automotive
manufacturing industry, exposure to financially stressed
local governments and elevated levels of retirement benefit
liabilities. Moody’s stable outlook reflected its assessment that Michigan’s governance practices make the state likely to respond rapidly to developing economic or fiscal downturns
and the fact that the state's economy, while still linked to the automobile manufacturing industry, has become increasingly
diversified.
*
Does not include cash and cash equivalents.
Portfolio Composition
8/31/22
% of Total
Investments*
Local 27.79%
Health Care 14.05%
Education 13.96%
Refunded 11.65%
Housing 9.15%
Lease 7.33%
Transportation 5.51%
Utilities 5.14%
Special Tax 2.75%
Industrial Dev. Revenue and Pollution Control 2.45%
State General Obligation 0.22%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
81
.

Franklin Michigan Tax-Free Income Fund
21
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Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Michigan Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Michigan Tax-Free Income Fund
22
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.31% -10.78%
1-Year -10.53% -13.88%
5-Year +3.40% -0.10%
10-Year +15.25% +1.04%
Advisor
6-Month -7.26% -7.26%
1-Year -10.29% -10.29%
5-Year +4.35% +0.86%
10-Year +16.96% +1.58%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.58% 4.70% 2.48% 4.51%
Advisor 2.94% 5.35% 2.83% 5.15%
See page 23 for Performance Summary footnotes.

Franklin Michigan Tax-Free Income Fund
Performance Summary
23
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Michigan personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.137425
A1 $0.145574
C $0.115094
R6 $0.153375
Advisor $0.150990
Total Annual Operating Expenses
8
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Michigan Tax-Free Income Fund
24
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $926.90 $4.01 $1,021.04 $4.21 0.83%
A1 $1,000 $927.60 $3.29 $1,021.79 $3.45 0.68%
C $1,000 $924.50 $5.91 $1,019.07 $6.20 1.22%
R6 $1,000 $928.50 $2.58 $1,022.54 $2.70 0.53%
Advisor $1,000 $927.40 $2.79 $1,022.31 $2.93 0.58%

25
franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free Income Fund
This semiannual report for Franklin Minnesota Tax-Free
Income Fund covers the period ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Minnesota personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.20 on February 28, 2022, to
$11.13 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 13.0340 cents per share for the reporting period.
2
The Performance Summary beginning on page 27
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.36%, based on an
annualization of August’s 2.2698 cents per share dividend
and the maximum offering price of $11.56 on August 31,
2022. An investor in the 2022 maximum combined effective
federal and Minnesota personal income tax bracket of
50.65% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.78% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Minnesota’s economic recovery
from the COVID-19-induced downturn slowed as inflationary
pressures rose. Historically, the state has had a very low
unemployment rate and high labor force participation rate,
supported by a diverse economy. The state’s unemployment
rate began the period at 2.7% and ended at 1.9%, compared
with the 3.7% national rate. Minnesota’s strong revenues and controlled spending are expected to result in further growth in its fund balance and liquidity levels. Minnesota’s net tax-
supported debt was $1,462 per capita and 2.2% of personal
income, above the $1,179 and 2.1% national medians,
respectively.
3
Independent credit rating agency Moody’s
Investors Service upgraded its rating on Minnesota’s general obligations bonds to Aaa from Aa, and revised its outlook to stable from positive.
4
The rating reflected Moody’s view that
the state’s strong record of prudent governance, which has
driven growth in financial reserves, and strong management
of long-term liabilities will keep its cost burdens among the lowest in the U.S. According to Moody’s, challenges facing
the state include a history of political gridlock that has led to structural imbalances and population trends including recent declines in migration to the state. Moody’s stable outlook
reflected its assessment of Minnesota’s good governance,
low leverage and strong reserves.
*Does not include cash and cash equivalents.
Portfolio Composition
8/31/22
% of Total
Investments*
*
Local 32.97%
Health Care 15.50%
Education 10.75%
Housing 9.27%
Utilities 9.26%
Transportation 6.39%
Lease 4.20%
Other Revenue Bonds 3.60%
State General Obligation 2.65%
Refunded 2.47%
Special Tax 2.36%
Industrial Dev. Revenue and Pollution Control 0.58%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
93
.

Franklin Minnesota Tax-Free Income Fund
26
franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Minnesota Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Minnesota Tax-Free Income Fund
27
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.72% -11.18%
1-Year -11.05% -14.38%
5-Year +0.73% -0.62%
10-Year +12.63% +0.81%
Advisor
6-Month -7.60% -7.60%
1-Year -10.82% -10.82%
5-Year +1.76% +0.35%
10-Year +14.52% +1.36%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.36% 4.78% 2.44% 4.94%
Advisor 2.71% 5.49% 2.78% 5.63%
See page 28 for Performance Summary footnotes.

Franklin Minnesota Tax-Free Income Fund
Performance Summary
28
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Minnesota personal income tax rate of 50.65%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.130340
A1 $0.139006
C $0.106704
R6 $0.148403
Advisor $0.144775
Total Annual Operating Expenses
8
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Minnesota Tax-Free Income Fund
29
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $922.80 $4.06 $1,020.98 $4.27 0.84%
A1 $1,000 $924.20 $3.33 $1,021.74 $3.50 0.69%
C $1,000 $920.90 $5.96 $1,019.00 $6.27 1.23%
R6 $1,000 $925.10 $2.54 $1,022.57 $2.67 0.52%
Advisor $1,000 $924.00 $2.84 $1,022.25 $2.99 0.59%

30
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Semiannual Report
Franklin Ohio Tax-Free Income Fund
This semiannual report for Franklin Ohio Tax-Free Income
Fund covers the period ended August 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Ohio personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.54 on February 28, 2022, to
$11.43 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 14.4639 cents per share for the reporting period.
2
The Performance Summary beginning on page 32
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.57%, based on an
annualization of August’s 2.5431 cents per share dividend
and the maximum offering price of $11.88 on August 31,
2022. An investor in the 2022 maximum combined effective
federal and Ohio personal income tax bracket of 44.79%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 4.65% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Ohio’s economy continued its
uneven recovery from the COVID-19-induced economic
downturn, as growing inflation countered falling
unemployment levels. Ohio trailed the nation in job
growth, with many of the job losses in the government and
manufacturing sectors. Ohio’s unemployment rate began
the period at 4.2% and ended at 4.0%, compared with the
3.7% national rate. Ohio generated surplus tax revenues,
with strong growth in personal income tax collections and
sales tax receipts. Ohio’s net tax-supported debt was $1,718 per capita and 3.0% of personal income, above the $1,179
and 2.1% national medians, respectively.
3
Independent
credit rating agency Moody’s Investors Service maintained
the state’s general obligation bonds’ Aa1 rating with a
stable outlook.
4
The rating reflected Moody’s view of Ohio’s
strong budgetary and financial management, sound levels
of reserves, affordable fixed costs and below-average
long-term debt. According to Moody’s, Ohio’s challenges
include below-average economic growth, compounded by
demographic and population trends that may contribute to
relatively slower expansion. Moody’s stable outlook reflected the state’s proactive financial management and fully funded
rainy-day fund, which will continue to support budget
flexibility during the pandemic recovery period.
*Does not include cash and cash equivalents.
Portfolio Composition
8/31/22
% of Total
Investments*
Local 25.46%
Refunded 16.82%
Health Care 13.01%
Education 12.37%
Utilities 9.52%
Transportation 5.42%
Housing 4.91%
Industrial Dev. Revenue and Pollution Control 4.36%
State General Obligation 3.01%
Lease 2.35%
Special Tax 2.34%
Other Revenue Bonds 0.43%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
105
.

Franklin Ohio Tax-Free Income Fund
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Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin Ohio
Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Ohio Tax-Free Income Fund
32
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.72% -11.18%
1-Year -10.96% -14.30%
5-Year +1.77% -0.41%
10-Year +17.58% +1.24%
Advisor
6-Month -7.60% -7.60%
1-Year -10.66% -10.66%
5-Year +2.82% +0.56%
10-Year +19.45% +1.79%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.57% 4.65% 2.76% 5.00%
Advisor 2.93% 5.31% 3.12% 5.65%
See page 33 for Performance Summary footnotes.

Franklin Ohio Tax-Free Income Fund
Performance Summary
33
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Ohio personal income tax rate of
44.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.144639
A1 $0.153548
C $0.120296
R6 $0.162084
Advisor $0.159472
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Ohio Tax-Free Income Fund
34
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $922.80 $3.90 $1,021.15 $4.10 0.81%
A1 $1,000 $923.50 $3.17 $1,021.91 $3.33 0.66%
C $1,000 $921.20 $5.80 $1,019.17 $6.09 1.20%
R6 $1,000 $924.20 $2.46 $1,022.64 $2.59 0.51%
Advisor $1,000 $924.00 $2.68 $1,022.42 $2.82 0.55%

35
franklintempleton.com
Semiannual Report
Portfolio Composition
8/31/22
% of Total
Investments*
*
Local
23.64%
Health Care
15.51%
Education
15.43%
Transportation
12.65%
Refunded
11.80%
Utilities
5.82%
Housing
5.30%
State General Obligation
4.31%
Special Tax
2.70%
Lease
1.94%
Industrial Dev. Revenue and Pollution Control
0.59%
Other Revenue Bonds
0.31%
Franklin Oregon Tax-Free Income Fund
This semiannual report for Franklin Oregon Tax-Free Income
Fund covers the period ended August 31 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Oregon personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.45 on February 28, 2022, to
$10.51 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 12.7470 cents per share for the reporting period.
2
The Performance Summary beginning on page 37
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.43%, based on an
annualization of August’s 2.2128 cents per share dividend
and the maximum offering price of $10.92 on August 31,
2022. An investor in the 2022 maximum combined effective
federal and Oregon personal income tax bracket of 50.70%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 4.93% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Oregon’s economy continued
its uneven recovery from the COVID-19 pandemic, as
climbing inflation levels countered recent job gains.
Oregon’s economy is more export-oriented than many
other states, reflecting its status as a center of high-
technology manufacturing. Oregon’s unemployment rate
began the period at 4.0% and ended at 3.7%, compared
with the 3.7% national rate. Oregon’s budget is funded
primarily from personal income taxes (PIT), which are highly sensitive to economic conditions. As the state’s economy
improved, projections for PIT collections were upwardly
revised, leading to a large surplus. Corporate and estate
tax collections also soared. The state’s net tax-supported
debt was $2,579 per capita and 4.3% of personal income,
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained Oregon’s general obligation bonds’ Aa1 rating
with a stable outlook, reflecting Moody’s view that Oregon’s budget management and strong liquidity will support
satisfactory financial flexibility.
4
According to Moody’s,
Oregon’s challenges include unusually high reliance on
economically sensitive personal income taxes, governance
constraints and rapid growth in pension liabilities. The stable outlook reflects Oregon’s sound budget management and
strong liquidity, which offers financial flexibility during the economic recovery.
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
119
.

Franklin Oregon Tax-Free Income Fund
36
franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Oregon Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Oregon Tax-Free Income Fund
37
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -7.11% -10.60%
1-Year -10.06% -13.44%
5-Year +2.15% -0.34%
10-Year +13.21% +0.86%
Advisor
6-Month -7.08% -7.08%
1-Year -9.92% -9.92%
5-Year +3.19% +0.63%
10-Year +14.90% +1.40%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.43% 4.93% 2.61% 5.29%
Advisor 2.79% 5.66% 2.96% 6.00%
See page 38 for Performance Summary footnotes.

Franklin Oregon Tax-Free Income Fund
Performance Summary
38
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Oregon personal income tax rate of 50.70%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.127470
A1 $0.135642
C $0.105080
R6 $0.142906
Advisor $0.141074
Total Annual Operating Expenses
8
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Oregon Tax-Free Income Fund
39
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $928.90 $3.89 $1,021.17 $4.08 0.80%
A1 $1,000 $929.50 $3.17 $1,021.93 $3.32 0.65%
C $1,000 $926.30 $5.79 $1,019.20 $6.07 1.19%
R6 $1,000 $930.20 $2.51 $1,022.60 $2.63 0.52%
Advisor $1,000 $929.20 $2.67 $1,022.43 $2.80 0.55%

40
franklintempleton.com
Semiannual Report
Franklin Pennsylvania Tax-Free Income Fund
This semiannual report for Franklin Pennsylvania Tax-Free
Income Fund covers the period ended August 31 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Pennsylvania personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $9.64 on February 28, 2022, to
$8.77 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 10.0996 cents per share for the reporting period.
2
The Performance Summary beginning on page 42
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.34%, based on an
annualization of August’s 1.7733 cents per share dividend
and the maximum offering price of $9.11 on August 31,
2022. An investor in the 2022 maximum combined effective
federal and Pennsylvania personal income tax bracket of
43.87% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.17% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the six months under review, Pennsylvania’s
economic recovery from the COVID-19-induced downturn
slowed as inflationary pressures rose. Although it has a
very large and diverse economic base, the commonwealth’s
economy has performed below average for the last decade.
Pennsylvania’s slow growth and downward demographic
trends are expected to negatively impact long-term job
growth, overall economic performance and revenue. The
commonwealth’s unemployment rate began the period at
5.1% and ended at 4.2%, compared with the 3.7% national
rate. In July 2022, the commonwealth approved a $42.8
billion budget that included a 13% increase in spending,
primarily on education and human services. Pennsylvania’s
revenues have been strong, leading to increased budget
stabilization reserves. Pennsylvania’s net tax-supported
debt was $1,616 per capita and 2.5% of personal income,
above the $1,179 and 2.1% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained the commonwealth’s general obligation bonds’
Aa3 rating with a stable outlook.
4
The rating reflected
Moody’s view of the commonwealth’s above average
leverage and fixed cost burdens as well as its stable and
healthy liquidity. According to Moody’s, credit challenges
include elevated fixed costs and slim budget reserves.
Moody’s stable outlook reflected its positive assessment of
Pennsylvania’s ability to manage financial challenges.
*
Does not include cash and cash equivalents.
Portfolio Composition
8/31/22
% of Total
Investments*
*
Education 23.95%
Health Care 22.79%
Local 15.46%
Transportation 9.40%
Refunded 8.95%
Utilities 5.82%
Housing 5.29%
Lease 2.65%
Special Tax 1.91%
State General Obligation 1.69%
Other Revenue Bonds 0.51%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, States – US: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
131
.

Franklin Pennsylvania Tax-Free Income Fund
41
franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Pennsylvania Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Franklin Pennsylvania Tax-Free Income Fund
42
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -8.00% -11.45%
1-Year -11.17% -14.50%
5-Year +0.36% -0.69%
10-Year +11.93% +0.75%
Advisor
6-Month -7.97% -7.97%
1-Year -10.93% -10.93%
5-Year +1.46% +0.29%
10-Year +13.71% +1.29%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.34% 4.17% 2.77% 4.93%
Advisor 2.68% 4.77% 3.13% 5.58%
See page 43 for Performance Summary footnotes.

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
43
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and Pennsylvania personal income tax rate of 43.87%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of Pennsylvania’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.100996
A1 $0.107831
C $0.082312
R6 $0.114277
Advisor $0.112384
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Pennsylvania Tax-Free Income Fund
44
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $920.00 $3.97 $1,021.07 $4.18 0.82%
A1 $1,000 $920.70 $3.24 $1,021.83 $3.41 0.67%
C $1,000 $918.20 $5.87 $1,019.09 $6.17 1.21%
R6 $1,000 $920.50 $2.56 $1,022.54 $2.69 0.53%
Advisor $1,000 $920.30 $2.75 $1,022.34 $2.90 0.57%

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.64 $10.92 $11.24 $10.58 $10.52
Income from investment operations
c
:
Net investment income
d
......................... 0.13 0.25 0.27 0.29 0.16
Net realized and unrealized gains (losses) ........... (0.90) (0.28) (0.32) 0.67 0.05
Total from investment operations .................... (0.77) (0.03) (0.05) 0.96 0.21
Less distributions from:
Net investment income .......................... (0.13) (0.25) (0.27) (0.30) (0.15)
Net asset value, end of period ...................... $9.74 $10.64 $10.92 $11.24 $10.58
Total return
e
................................... (7.23)% (0.37)% (0.43)% 9.24% 2.09%
Ratios to average net assets
f
Expenses
g
.................................... 0.81% 0.81% 0.81% 0.81% 0.81%
Net investment income ........................... 2.67% 2.23% 2.46% 2.72% 3.12%
Supplemental data
Net assets, end of period (000’s) .................... $196,503 $210,355 $173,930 $132,026 $44,516
Portfolio turnover rate ............................ 12.95% 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.62 $10.90 $11.22 $10.56 $10.58 $10.78
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.29 0.31 0.34 0.37
Net realized and unrealized gains (losses) (0.90) (0.28) (0.32) 0.67 (0.01) (0.19)
Total from investment operations ........ (0.76) (0.02) (0.03) 0.98 0.33 0.18
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.29) (0.32) (0.35) (0.38)
Net asset value, end of period .......... $9.72 $10.62 $10.90 $11.22 $10.56 $10.58
Total return
d
....................... (7.18)% (0.22)% (0.28)% 9.42% 3.18% 1.62%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.66%
f
0.66%
f
0.66%
f
0.66%
f
0.65%
Net investment income ............... 2.82% 2.39% 2.64% 2.87% 3.27% 3.39%
Supplemental data
Net assets, end of period (000’s) ........ $439,621 $526,131 $582,701 $672,061 $661,250 $737,426
Portfolio turnover rate ................ 12.95% 17.24% 13.66% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.81 $11.09 $11.42 $10.75 $10.75 $10.95
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.20 0.23 0.26 0.29 0.31
Net realized and unrealized gains (losses) (0.92) (0.28) (0.33) 0.67 (—)
d
(0.20)
Total from investment operations ........ (0.81) (0.08) (0.10) 0.93 0.29 0.11
Less distributions from:
Net investment income .............. (0.11) (0.20) (0.23) (0.26) (0.29) (0.31)
Net asset value, end of period .......... $9.89 $10.81 $11.09 $11.42 $10.75 $10.75
Total return
e
....................... (7.49)% (0.76)% (0.81)% 8.70% 2.74% 1.03%
Ratios to average net assets
f
Expenses ......................... 1.20%
g
1.20%
g
1.20%
g
1.21%
g
1.21%
g
1.20%
Net investment income ............... 2.21% 1.80% 2.05% 2.32% 2.72% 2.84%
Supplemental data
Net assets, end of period (000’s) ........ $38,309 $48,833 $67,713 $80,562 $77,216 $105,010
Portfolio turnover rate ................ 12.95% 17.24% 13.66% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
In
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.66 $10.94 $11.26 $10.60 $10.60 $10.84
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.28 0.30 0.33 0.36 0.22
Net realized and unrealized gains (losses) (0.91) (0.28) (0.32) 0.67 (—)
e
(0.24)
Total from investment operations ........ (0.76) — (0.02) 1.00 0.36 (0.02)
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.30) (0.34) (0.36) (0.22)
Net asset value, end of period .......... $9.75 $10.66 $10.94 $11.26 $10.60 $10.60
Total return
f
........................ (7.18)% (0.08)% (0.15)% 9.53% 3.48% (0.18)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.53% 0.53% 0.54% 0.55% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.52%
h
0.52%
h
0.53%
h,i
0.53%
h
0.53%
h
0.51%
Net investment income ............... 2.94% 2.51% 2.75% 3.00% 3.40% 3.53%
Supplemental data
Net assets, end of period (000’s) ........ $21,141 $28,123 $21,450 $16,971 $12,562 $10,816
Portfolio turnover rate ................ 12.95% 17.24% 13.66% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.65 $10.94 $11.26 $10.60 $10.61 $10.81
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.27 0.30 0.32 0.36 0.38
Net realized and unrealized gains (losses) (0.90) (0.29) (0.32) 0.67 (0.01) (0.19)
Total from investment operations ........ (0.75) (0.02) (0.02) 0.99 0.35 0.19
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.30) (0.33) (0.36) (0.39)
Net asset value, end of period .......... $9.75 $10.65 $10.94 $11.26 $10.60 $10.61
Total return
d
....................... (7.11)% (0.21)% (0.18)% 9.50% 3.36% 1.72%
Ratios to average net assets
e
Expenses ......................... 0.56%
f
0.56%
f
0.56%
f
0.56%
f
0.56%
f
0.55%
Net investment income ............... 2.90% 2.48% 2.71% 2.97% 3.37% 3.49%
Supplemental data
Net assets, end of period (000’s) ........ $136,177 $178,256 $174,264 $124,881 $90,140 $86,795
Portfolio turnover rate ................ 12.95% 17.24% 13.66% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
Arizona 91.7%
Arizona Department of Transportation , State Highway Fund , Revenue , 2016 ,
Refunding , 5% , 7/01/36 ............................................. $ 8,680,000 $ 9,298,818
Arizona Health Facilities Authority ,
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/39 ...... 15,000,000 15,551,880
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/42 ...... 9,535,000 9,821,776
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,121,869
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,113,408
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,610,353
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 2.65%, 7/01/26 740,000 709,545
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/31 ... 550,000 551,164
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/41 ... 2,000,000 1,792,804
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/51 ... 2,340,000 1,974,198
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,474,389
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/40 865,000 846,422
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/46 2,750,000 2,551,776
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/34 ....................................................... 1,000,000 1,081,931
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 2,740,000 2,913,601
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 6,952,875
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/45 ....................................................... 2,200,000 2,027,081
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/50 ....................................................... 7,055,000 6,371,108
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 A, 4%,
11/01/51 ....................................................... 1,400,000 1,259,996
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4%,
11/01/42 ....................................................... 1,650,000 1,548,495
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 5%,
11/01/47 ....................................................... 7,900,000 8,386,844
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4.25%,
11/01/52 ....................................................... 3,500,000 3,280,341
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/38 ..... 1,175,000 887,886
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/54 ..... 1,250,000 843,499
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/36 ........................................................ 1,105,000 799,869
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/49 ........................................................ 3,500,000 2,219,411
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 2,000,000 1,252,326
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/31 .......... 315,000 308,026
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/41 .......... 405,000 356,186
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/52 .......... 840,000 686,578
KIPP Nashville Obligated Group, Revenue, 2022 A, 5%, 7/01/47 .............. 1,400,000 1,414,124
KIPP Nashville Obligated Group, Revenue, 2022 A, 5%, 7/01/62 .............. 2,400,000 2,341,846
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 3.25%, 7/01/31 .......... 1,550,000 1,362,200
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/32 .......... 660,000 693,865
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/34 .......... 660,000 624,262
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/36 .......... 315,000 293,873
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/41 .......... 2,800,000 2,519,547
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/51 .......... 8,000,000 6,727,999
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/61 .......... 15,580,000 12,576,030

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ $ 3,000,000 $ 2,660,666
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 3%,
2/01/41 ........................................................ 885,000 705,105
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/49 ........................................................ 3,345,000 3,550,517
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/54 ........................................................ 3,240,000 3,427,151
Arizona State University ,
Revenue, 2014, 5%, 8/01/33 ......................................... 2,200,000 2,280,241
Revenue, 2014, 5%, 8/01/34 ......................................... 3,320,000 3,438,582
Revenue, 2014, 5%, 8/01/44 ......................................... 4,145,000 4,264,991
Revenue, 2015 B, Refunding, 5%, 7/01/41 ............................... 14,070,000 14,786,473
Revenue, 2015 D, 5%, 7/01/41 ........................................ 5,000,000 5,254,610
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,243,529
Revenue, 2016 B, 5%, 7/01/42 ........................................ 2,000,000 2,127,674
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 10,593,932
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,279,322
Revenue, 2019 A, 5%, 7/01/43 ........................................ 2,100,000 2,270,259
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 1,874,832
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,064,868
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/52 ...................
2,885,000 2,785,717
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 604,478
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 1,500,000 1,462,179
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/40 ........................................................ 650,000 652,625
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/45 ........................................................ 3,500,000 3,416,791
City of Lake Havasu City ,
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 15,747,198
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 9,588,248
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/32 .............................. 1,000,000 1,112,726
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,397,366
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,424,459
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 6,043,143
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 15,000,000 16,232,354
Utility System, Revenue, 2019 A, 5%, 7/01/43 ............................ 10,000,000 10,892,768
Utility System, Revenue, 2022 C, Refunding, 5%, 7/01/36 ................... 5,000,000 5,844,715
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,090,000 15,677,307
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 20,054,183
Airport, Revenue, Junior Lien, 2019 A, 5%, 7/01/49 ........................ 8,500,000 8,981,018
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,167,367
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 2,727,869
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,617,741
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 9,058,290
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 2,500,000 2,221,106
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 4,450,672

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ $ 2,000,000 $ 2,294,817
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,319,408
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ 5,000,000 6,037,953
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ 7,000,000 8,491,815
Wastewater, Revenue, Junior Lien, 2018 A, 5%, 7/01/37 ..................... 1,000,000 1,097,872
Wastewater, Revenue, Junior Lien, 2018 A, 4%, 7/01/39 ..................... 5,000,000 5,032,416
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,343,379
Gilbert Water Resource Municipal Property Corp. , Town of Gilbert Waterworks & Sewer
System , Revenue, Senior Lien , 2022 , 4% , 7/15/39 ......................... 10,000,000 10,100,676
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 5,500,000 5,192,287
Glendale Municipal Property Corp. ,
City of Glendale Excise Tax, Revenue, 2012 C, Refunding, 5%, 7/01/38 ......... 18,530,000 18,656,850
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,006,255
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 1,997,149
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 2,665,000 2,652,190
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/25 1,015,000 1,048,996
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/27 425,000 445,571
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/30 700,000 727,921
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/32 250,000 257,885
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/33 600,000 616,127
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/37 2,750,000 2,798,488
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 8,550,000 8,622,528
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,127,605
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,236,672
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,342,222
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,360,176
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 5,630,034
Vista College Preparatory Obligated Group, Revenue, 2018 A, 5%, 7/01/48 ...... 1,000,000 1,040,264
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017 C, Pre-Refunded, 5%, 12/15/47 ..... 3,840,000 4,111,712
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
12/15/32 ....................................................... 1,765,000 1,889,889
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
6/15/37 ........................................................ 2,240,000 2,398,499
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/40 .... 1,350,000 1,262,072
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/41 .... 1,685,000 1,564,217
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 3%, 4/01/51 .... 12,000,000 8,726,050
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,409,671
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,353,357
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,485,215
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,414,522
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 2,869,602
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/23 .................... 110,000 110,701

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
La Paz County Industrial Development Authority, (continued)
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/25 .................... $ 90,000 $ 92,163
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/26 .................... 95,000 97,938
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/27 .................... 75,000 77,812
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/28 .................... 80,000 83,492
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/29 .................... 110,000 114,914
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/30 .................... 100,000 104,361
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/41 .................... 430,000 370,874
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/46 .................... 345,000 284,746
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/51 .................... 580,000 465,285
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,082,523
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 F, 3%, 1/01/49 ............... 5,000,000 3,916,846
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 9,355,620
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 39,626,521
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 3,860,000 4,116,151
Christian Care Obligated Group, Revenue, 2016 C, Pre-Refunded, 5%, 1/01/40 ... 9,740,000 10,386,350
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 13,697,736
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 6,695,000 6,367,016
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 . 1,000,000 1,049,362
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/52 . 1,000,000 1,033,566
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/37 ................ 1,000,000 1,067,614
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/50 ................ 1,715,000 1,793,719
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/37 ....... 4,025,000 4,297,732
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/42 ....... 4,000,000 4,230,575
HonorHealth Obligated Group, Revenue, 2021 A, 3%, 9/01/51 ................ 5,600,000 4,058,257
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,047,275
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 1,120,000 1,150,022
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/47 ......... 3,325,000 3,370,708
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 11,897,773
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 9,999,627
a
Public Service Co. of New Mexico, Revenue, 2010 A, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 4,500,000 3,980,584
a
Public Service Co. of New Mexico, Revenue, 2010 B, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 2,150,000 1,901,834
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 10,000,000 7,956,497
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,202,284
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... 1,000,000 1,091,895
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 537,317
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,285,138
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,137,352
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,120,265
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,059,393
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,088,604
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,435,884
Revenue, 2014, 5%, 6/01/40 ......................................... 4,545,000 4,658,939
Revenue, 2014, Pre-Refunded, 5%, 6/01/40 .............................. 2,820,000 2,941,903

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... $ 3,305,000 $ 3,540,621
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 2,909,901
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 3,052,038
Pima County Unified School District No. 6 Marana ,
GO, 2017 C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,594,084
GO, 2018 D, AGMC Insured, 5%, 7/01/38 ................................ 2,500,000 2,710,975
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,142,123
Pinal County Electric District No. 3 , Revenue , 2016 , Refunding , 5% , 7/01/35 .......
1,195,000 1,278,407
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 10,506,301
Revenue, 2017 A, Refunding, 5%, 1/01/37 ............................... 10,000,000 10,937,513
Revenue, 2017 A, Refunding, 5%, 1/01/38 ............................... 3,310,000 3,614,706
Revenue, 2017 A, Refunding, 5%, 1/01/39 ............................... 5,605,000 6,108,265
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 5,449,734
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 10,698,414
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 5,279,775
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,035,395
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,444,471
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,246,530
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,470,475
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 2,722,046
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 5,410,522
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ 8,740,000 8,160,855
University of Arizona (The) ,
Revenue, 2013, 5%, 8/01/38 ......................................... 5,790,000 5,859,968
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 2,915,026
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 5,385,118
Revenue, 2019 A, 5%, 6/01/42 ........................................ 2,000,000 2,177,256
762,489,322
Florida 0.1%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 565,920
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,656,996
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,539,479
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,537,857
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 3,275,000 2,144,441
5,221,777
Texas 0.5%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 2,057,998
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,651,807
4,709,805

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,900,000 $ 1,538,108
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,588,333
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,300,000 2,658,210
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 5,000,000 4,966,332
9,212,875
U.S. Territories 3.6%
Guam 1.5%
Guam Power Authority ,
Revenue, 2014 A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 6,718,414
Revenue, 2014 A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,493,926
12,212,340
Puerto Rico 2.1%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,757,661
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 770,000 802,211
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 750,000 761,239
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 2,790,000 2,894,202
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 1,970,000 2,005,909
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,050,000 5,098,491
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,290,000 2,296,839
17,616,552
Total U.S. Territories .................................................................... 29,828,892
Total Municipal Bonds (Cost $853,382,759) .....................................
816,223,695
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Arizona 0.3%
c
Industrial Development Authority of the City of Phoenix (The) , Mayo Clinic Arizona ,
Revenue , 2014 B , SPA Northern Trust Co. (The) , Daily VRDN and Put , 0.98% ,
11/15/52 ........................................................ 2,800,000 2,800,000
Total Municipal Bonds (Cost $2,800,000) .......................................
2,800,000
Total Short Term Investments (Cost $2,800,000 ) .................................
2,800,000
a
Total Investments (Cost $856,182,759) 98.4% ...................................
$819,023,695
Other Assets, less Liabilities 1.6% .............................................
12,727,426
Net Assets 100.0% ...........................................................
$831,751,121

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
See Abbreviations on page 164 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $22,367,624, representing 2.7% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.40 $11.69 $11.96 $11.32 $11.28
Income from investment operations
c
:
Net investment income
d
......................... 0.13 0.25 0.28 0.31 0.17
Net realized and unrealized gains (losses) ........... (0.98) (0.29) (0.27) 0.66 0.04
Total from investment operations .................... (0.85) (0.04) 0.01 0.97 0.21
Less distributions from:
Net investment income .......................... (0.13) (0.25) (0.28) (0.33) (0.17)
Net asset value, end of period ...................... $10.42 $11.40 $11.69 $11.96 $11.32
Total return
e
................................... (7.46)% (0.43)% 0.07% 8.69% 1.89%
Ratios to average net assets
f
Expenses
g
.................................... 0.84% 0.83% 0.83% 0.84% 0.84%
Net investment income ........................... 2.49% 2.08% 2.40% 2.72% 3.14%
Supplemental data
Net assets, end of period (000’s) .................... $123,753 $142,935 $119,598 $87,684 $35,153
Portfolio turnover rate ............................ 6.42% 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.40 $11.68 $11.96 $11.31 $11.32 $11.66
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.30 0.33 0.37 0.37
Net realized and unrealized gains (losses) (0.98) (0.28) (0.29) 0.67 (0.01) (0.32)
Total from investment operations ........ (0.84) (0.02) 0.01 1.00 0.36 0.05
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.29) (0.35) (0.37) (0.39)
Net asset value, end of period .......... $10.42 $11.40 $11.68 $11.96 $11.31 $11.32
Total return
d
....................... (7.39)% (0.19)% 0.13% 8.95% 3.28% 0.38%
Ratios to average net assets
e
Expenses ......................... 0.69%
f
0.68%
f
0.68%
f
0.69%
f
0.69%
f
0.68%
g
Net investment income ............... 2.64% 2.24% 2.57% 2.87% 3.29% 3.23%
Supplemental data
Net assets, end of period (000’s) ........ $320,906 $386,962 $422,411 $477,155 $462,925 $521,249
Portfolio turnover rate ................ 6.42% 14.21% 19.32% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.54 $11.83 $12.11 $11.45 $11.46 $11.79
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.20 0.24 0.27 0.31 0.32
Net realized and unrealized gains (losses) (0.99) (0.29) (0.29) 0.68 (0.01) (0.33)
Total from investment operations ........ (0.88) (0.09) (0.05) 0.95 0.30 (0.01)
Less distributions from:
Net investment income .............. (0.11) (0.20) (0.23) (0.29) (0.31) (0.32)
Net asset value, end of period .......... $10.55 $11.54 $11.83 $12.11 $11.45 $11.46
Total return
d
....................... (7.64)% (0.83)% (0.41)% 8.36% 2.67% (0.10)%
Ratios to average net assets
e
Expenses ......................... 1.23%
f
1.23%
f
1.22%
f
1.24%
f
1.24%
f
1.23%
g
Net investment income ............... 2.06% 1.66% 2.01% 2.32% 2.74% 2.68%
Supplemental data
Net assets, end of period (000’s) ........ $27,472 $36,062 $50,968 $66,329 $69,045 $99,811
Portfolio turnover rate ................ 6.42% 14.21% 19.32% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.41 $11.69 $11.97 $11.32 $11.33 $11.64
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.28 0.32 0.35 0.39 0.23
Net realized and unrealized gains (losses) (0.98) (0.28) (0.29) 0.66 (0.01) (0.32)
Total from investment operations ........ (0.83) — 0.03 1.01 0.38 (0.09)
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.31) (0.36) (0.39) (0.22)
Net asset value, end of period .......... $10.43 $11.41 $11.69 $11.97 $11.32 $11.33
Total return
e
....................... (7.31)% (0.05)% 0.27% 9.09% 3.40% (0.79)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.55% 0.56% 0.56% 0.58% 0.57%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.54% 0.54% 0.54% 0.55% 0.55% 0.54%
Net investment income ............... 2.79% 2.38% 2.68% 3.01% 3.43% 3.37%
Supplemental data
Net assets, end of period (000’s) ........ $18,307 $23,615 $19,296 $14,297 $8,396 $7,678
Portfolio turnover rate ................ 6.42% 14.21% 19.32% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.40 $11.68 $11.96 $11.31 $11.32 $11.66
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.31 0.35 0.38 0.39
Net realized and unrealized gains (losses) (0.98) (0.28) (0.28) 0.66 (—)
d
(0.33)
Total from investment operations ........ (0.83) — 0.03 1.01 0.38 0.06
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.31) (0.36) (0.39) (0.40)
Net asset value, end of period .......... $10.42 $11.40 $11.68 $11.96 $11.31 $11.32
Total return
e
....................... (7.34)% (0.10)% 0.23% 9.06% 3.38% 0.48%
Ratios to average net assets
f
Expenses ......................... 0.59%
g
0.58%
g
0.58%
g
0.59%
g
0.59%
g
0.58%
h
Net investment income ............... 2.74% 2.33% 2.66% 2.97% 3.39% 3.33%
Supplemental data
Net assets, end of period (000’s) ........ $106,224 $137,797 $132,696 $115,924 $92,530 $79,093
Portfolio turnover rate ................ 6.42% 14.21% 19.32% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.1%
Software 0.1%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 600,000 $ 600,000
Total Corporate Bonds (Cost $600,000) ........................................
600,000
Municipal Bonds 98.2%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,000,000 1,730,983
Colorado 91.4%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
7,500,000 7,889,394
Adams 12 Five Star Schools , GO , 2016 B , Refunding , 5% , 12/15/36 .............
5,000,000 5,397,363
Adams State University ,
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 630,608
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,453,692
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,189,057
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,499,712
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
12,980,000 14,683,175
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,014,507
Auraria Higher Education Center , Revenue , 2013 A , AGMC Insured , 5% , 4/01/34 ...
6,150,000 6,208,887
Board of Governors of Colorado State University System ,
Revenue, 2013 A, Refunding, 5%, 3/01/43 ............................... 5,000,000 5,805,392
Revenue, 2013 C, Pre-Refunded, 5%, 3/01/44 ............................ 2,460,000 2,493,190
Revenue, 2015 A, 5%, 3/01/40 ........................................ 3,010,000 3,121,314
Revenue, 2015 A, Pre-Refunded, 5%, 3/01/40 ............................ 3,990,000 4,232,837
Revenue, 2017 E, Refunding, 4%, 3/01/43 ............................... 4,500,000 4,272,912
Revenue, 2019 A, Refunding, 5%, 3/01/49 ............................... 4,000,000 4,358,892
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 4,872,310
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 10,759,602
Boulder Valley School District No. Re-2 Boulder , GO , 2015 , 5% , 12/01/41 .........
5,000,000 5,234,064
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,380,000 4,078,073
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,074,750
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,264,885
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 7,529,496
Cherokee Metropolitan District , Revenue , 2020 , BAM Insured , 4% , 8/01/45 ........
2,250,000 2,181,099
City & County of Denver ,
Airport System, Revenue, 2013 B, 5%, 11/15/43 ........................... 5,000,000 5,095,180
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 5,291,396
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 4,674,800
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,317,724
Airport System, Revenue, 2022 A, 5%, 11/15/36 ........................... 4,250,000 4,578,306
Dedicated Excise Tax, Revenue, 2016 A, Refunding, 4%, 8/01/46 .............. 3,500,000 3,323,196
Dedicated Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ..................... 5,000,000 5,304,856
Dedicated Excise Tax, Revenue, 2021 A, 4%, 8/01/34 ...................... 1,000,000 1,060,156
City of Colorado Springs ,
Utilities System, Revenue, 2013 B-1, 5%, 11/15/38 ......................... 4,000,000 4,103,692
Utilities System, Revenue, 2014 A-2, 5%, 11/15/44 ......................... 5,000,000 5,183,373
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/40 ................. 3,000,000 3,174,376
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................. 2,665,000 2,807,409
Utilities System, Revenue, 2017 A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 6,481,873
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 5,410,964
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,288,411

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
$ 13,500,000 $ 14,631,316
City of Grand Junction ,
COP, 2021, 4%, 12/01/45 ............................................ 2,005,000 1,953,087
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/49 .......................... 3,775,000 3,583,969
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ 5,280,000 5,290,607
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 425,000 386,900
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 150,000 130,041
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 370,000 298,885
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/61 .................... 550,000 424,588
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/41 ...... 1,460,000 1,152,073
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/51 ...... 3,635,000 2,576,211
Eagle Ridge Academy, Revenue, 2022 A, Refunding, 5%, 11/01/37 ............ 1,000,000 1,063,987
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/26 ....... 195,000 194,331
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/32 ....... 280,000 269,812
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/52 ....... 1,355,000 1,093,672
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/62 ....... 1,600,000 1,235,427
c
James Irwin Educational Foundation Obligated Group, Revenue, 2022, 5%, 9/01/52 750,000 761,013
c
James Irwin Educational Foundation Obligated Group, Revenue, 2022, 5%, 9/01/57 1,765,000 1,770,067
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/46 .................... 345,000 267,891
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/56 .................... 1,000,000 735,797
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/61 .................... 2,210,000 1,575,871
Pinnacle Charter School, Inc., Revenue, 2021 A, Refunding, 4%, 12/01/50 ....... 5,820,000 5,643,802
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 750,685
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,168,884
West Ridge Academy Charter School, Revenue, 2019 A, Refunding, 5%, 6/01/49 .. 400,000 406,711
Westgate Community School, Revenue, 2021 A, Refunding, 4%, 7/01/41 ........ 2,370,000 2,310,286
Windsor Charter Academy Obligated Group, Revenue, 2020, Refunding, 4%, 9/01/50 2,400,000 2,256,124
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 4%, 11/15/41 ...... 3,000,000 2,919,564
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/15/37 ...... 5,000,000 5,444,155
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,538,978
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 822,018
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 679,687
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 787,680
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 673,098
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 3,027,932
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,403,107
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 5,000,000 5,128,977
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 3,000,000 3,144,699
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,087,049
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 7,000,000 7,240,937
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 9,990,000 9,080,372
Covenant Living Communities and Services Obligated Group, Revenue, 2013 A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,208,689
Covenant Living Communities and Services Obligated Group, Revenue, 2015 A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 7,251,178
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 5,095,539
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 4,893,457
Craig Hospital Obligated Group, Revenue, 2022 A, 5%, 12/01/52 .............. 3,535,000 3,686,495

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... $ 1,000,000 $ 1,022,107
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... 4,000,000 4,092,103
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,261,079
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 2,929,492
Intermountain Healthcare Obligated Group, Revenue, 2019 A, Refunding, 4%,
1/01/38 ........................................................ 3,660,000 3,613,716
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,099,530
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 6,275,000 5,468,480
Sanford Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/01/39 .......... 1,000,000 948,677
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/44 .......... 10,455,000 11,136,153
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,038,774
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,015,354
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,588,451
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 818,850
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 802,401
Colorado Mesa University ,
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,082,900
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,687,351
Colorado School of Mines ,
Revenue, 2012 B, 5%, 12/01/32 ....................................... 110,000 110,450
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,609,849
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,175,099
Commerce City , Northern Infrastructure General Improvement District , GO , 2013 ,
Refunding , AGMC Insured , 5% , 12/01/31 ................................ 2,040,000 2,052,940
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,332,525
Denver City & County School District No. 1 ,
COP, 2013 C, 5%, 12/15/30 .......................................... 4,000,000 4,120,311
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,205,314
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 13,338,285
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,923,286
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 5,372,569
Revenue, 2014 A, 5.25%, 12/01/45 .................................... 9,250,000 9,328,226
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,084,470
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,508,683
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 3,516,488
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 316,050
Eagle River Water and Sanitation District , GO , 2016 , 5% , 12/01/45 ..............
1,360,000 1,452,069
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,203,897
Erie Farm Metropolitan District ,
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/41 ........................ 575,000 626,262
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/46 ........................ 700,000 754,136
GO, 2021, Refunding, AGMC Insured, 4%, 12/01/51 ........................ 1,200,000 1,123,272
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,635,692
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 504,797
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 816,955

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
$ 5,000,000 $ 5,472,548
Metropolitan State University of Denver , Revenue , 2016 , Pre-Refunded , 5% , 12/01/45
4,000,000 4,306,102
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,025,347
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,516,412
Park Creek Metropolitan District ,
Revenue, 2017 A, 5%, 12/01/41 ....................................... 3,000,000 3,142,555
Revenue, 2017 A, 5%, 12/01/46 ....................................... 2,500,000 2,607,069
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... 7,000,000 7,208,793
Revenue, Senior Lien, 2018 A, 5%, 12/01/46 ............................. 2,875,000 3,091,431
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 6,995,308
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
550,000 450,382
Prairiestar Metropolitan District No. 2 ,
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/36 ....................... 500,000 553,856
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/41 ....................... 500,000 546,611
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/46 ....................... 500,000 540,679
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 12,080,288
Pueblo City Schools , GO , 2020 , 5% , 12/15/38 ..............................
3,000,000 3,317,194
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 1/15/33 ........ 550,000 548,370
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,000,000 980,058
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 731,687
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 674,308
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 10,693,110
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 11,696,208
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 2,678,629
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 901,305
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,853,359
State of Colorado ,
COP, 2013 I, Pre-Refunded, 5%, 3/15/36 ................................ 3,000,000 3,119,531
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 5,400,744
COP, 2019 O, 4%, 3/15/44 ........................................... 5,000,000 4,868,896
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,296,746
COP, 2020 A, 4%, 12/15/38 .......................................... 3,555,000 3,556,832
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,189,389
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 417,113
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 1,057,166
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,800,959
Town of Firestone , Water Enterprise , Revenue , 2020 , Refunding , BAM Insured , 4% ,
12/01/49 ........................................................ 1,400,000 1,337,261
Town of Monument ,
COP, 2020, AGMC Insured, 4%, 12/01/40 ............................... 1,000,000 1,004,300
COP, 2020, AGMC Insured, 4%, 12/01/45 ............................... 1,000,000 980,822
University of Colorado , Revenue , 2019 B , 5% , 6/01/44 .......................
1,930,000 2,090,932
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 411,405
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 517,438
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 5,412,411
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 680,123

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Winter Farm Metropolitan District No. 2, (continued)
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ $ 500,000 $ 534,525
545,391,816
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,104,000 3,608,401
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 800,000 565,920
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,215,000 2,731,142
6,905,463
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 1,938,234
Illinois 1.0%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,000,000 2,989,151
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,222,392
GO, 2021 A, 5%, 3/01/31 ............................................ 650,000 707,717
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 540,959
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 467,755
5,927,974
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 803,247
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,400,000 1,134,353
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,400,000 1,133,158
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 2,100,000 1,405,100
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 596,473
4,269,084
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,900,000 1,503,922
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,928,586
3,432,508
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,133,343
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,400,000 1,170,350
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 2,400,000 1,933,244
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 3,700,000 3,675,086
6,778,680
U.S. Territories 1.3%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,561,668

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
See Abbreviations on page 164 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.0%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 1,200,000 $ 1,218,701
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,011,313
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,670,000 1,732,372
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,485,000 1,489,435
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 727,580
6,179,401
Total U.S. Territories .................................................................... 7,741,069
Total Municipal Bonds (Cost $615,473,785) .....................................
586,052,401
Total Long Term Investments (Cost $616,073,785) ...............................
586,652,401
a
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Colorado 0.6%
d
City & County of Denver , COP , 2008 A-3 , Refunding , SPA JPMorgan Chase Bank
NA , Daily VRDN and Put , 1.05% , 12/01/31 ............................... 3,500,000 3,500,000
Total Municipal Bonds (Cost $3,500,000) .......................................
3,500,000
Total Short Term Investments (Cost $3,500,000 ) .................................
3,500,000
a
Total Investments (Cost $619,573,785) 98.9% ...................................
$590,152,401
Other Assets, less Liabilities 1.1% .............................................
6,508,769
Net Assets 100.0% ...........................................................
$596,661,170
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $27,429,518, representing 4.6% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $9.85 $10.17 $10.39 $10.05 $10.01
Income from investment operations
c
:
Net investment income
d
......................... 0.11 0.20 0.26 0.29 0.14
Net realized and unrealized gains (losses) ........... (0.91) (0.32) (0.22) 0.36 0.04
Total from investment operations .................... (0.80) (0.12) 0.04 0.65 0.18
Less distributions from:
Net investment income .......................... (0.11) (0.20) (0.26) (0.31) (0.14)
Net asset value, end of period ...................... $8.94 $9.85 $10.17 $10.39 $10.05
Total return
e
................................... (8.19)% (1.23)% 0.42% 6.54% 1.86%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.99% 0.98% 0.94% 0.93% 0.92%
Expenses net of waiver and payments by affiliates and
expense reduction
g
.............................. 0.92% 0.98% 0.94% 0.93% 0.92%
Net investment income ........................... 2.30% 1.95% 2.58% 2.83% 2.98%
Supplemental data
Net assets, end of period (000’s) .................... $29,464 $34,084 $28,498 $21,670 $13,765
Portfolio turnover rate ............................ 4.61% 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.84 $10.16 $10.38 $10.04 $10.08 $10.42
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.22 0.28 0.30 0.31 0.32
Net realized and unrealized gains (losses) (0.91) (0.32) (0.22) 0.36 (0.03) (0.32)
Total from investment operations ........ (0.80) (0.10) 0.06 0.66 0.28 —
Less distributions from:
Net investment income .............. (0.11) (0.22) (0.28) (0.32) (0.32) (0.34)
Net asset value, end of period .......... $8.93 $9.84 $10.16 $10.38 $10.04 $10.08
Total return
d
....................... (8.13)% (1.08)% 0.57% 6.70% 2.86% 0.03%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.85% 0.83% 0.79% 0.78% 0.77% 0.74%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.77%
f
0.83%
f
0.79%
f
0.78%
f
0.77%
f
0.74%
Net investment income ............... 2.45% 2.12% 2.76% 2.98% 3.13% 3.15%
Supplemental data
Net assets, end of period (000’s) ........ $101,586 $119,599 $135,916 $150,081 $160,148 $187,638
Portfolio turnover rate ................ 4.61% 23.52% 20.73% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.92 $10.24 $10.46 $10.13 $10.16 $10.50
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.16 0.23 0.25 0.26 0.27
Net realized and unrealized gains (losses) (0.92) (0.32) (0.23) 0.35 (0.02) (0.32)
Total from investment operations ........ (0.83) (0.16) — 0.60 0.24 (0.05)
Less distributions from:
Net investment income .............. (0.09) (0.16) (0.22) (0.27) (0.27) (0.29)
Net asset value, end of period .......... $9.00 $9.92 $10.24 $10.46 $10.13 $10.16
Total return
d
....................... (8.42)% (1.62)% 0.02% 5.98% 2.37% (0.52)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.39% 1.38% 1.34% 1.33% 1.32% 1.29%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.32%
f
1.38%
f
1.34%
f
1.33%
f
1.32%
f
1.29%
Net investment income ............... 1.88% 1.58% 2.21% 2.43% 2.58% 2.60%
Supplemental data
Net assets, end of period (000’s) ........ $5,832 $7,281 $13,302 $20,421 $26,076 $45,183
Portfolio turnover rate ................ 4.61% 23.52% 20.73% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.84 $10.16 $10.38 $10.04 $10.08 $10.30
Income from investment operations
c
:
Net investment income
d
............. 0.12 0.23 0.29 0.32 0.33 0.20
Net realized and unrealized gains (losses) (0.91) (0.32) (0.22) 0.36 (0.03) (0.22)
Total from investment operations ........ (0.79) (0.09) 0.07 0.68 0.30 (0.02)
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.29) (0.34) (0.34) (0.20)
Net asset value, end of period .......... $8.93 $9.84 $10.16 $10.38 $10.04 $10.08
Total return
e
....................... (8.06)% (0.91)% 0.71% 6.85% 2.99% (0.19)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.68% 0.70% 0.70% 0.65% 0.77%
Expenses net of waiver and payments by
affiliates .......................... 0.63%
g
0.67%
g
0.66%
g
0.64%
g
0.63%
g
0.60%
Net investment income ............... 2.60% 2.27% 2.79% 3.12% 3.27% 3.29%
Supplemental data
Net assets, end of period (000’s) ........ $1,931 $1,815 $1,385 $299 $147 $324
Portfolio turnover rate ................ 4.61% 23.52% 20.73% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.83 $10.15 $10.37 $10.04 $10.08 $10.42
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.23 0.29 0.31 0.32 0.33
Net realized and unrealized gains (losses) (0.91) (0.32) (0.22) 0.35 (0.03) (0.32)
Total from investment operations ........ (0.79) (0.09) 0.07 0.66 0.29 0.01
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.29) (0.33) (0.33) (0.35)
Net asset value, end of period .......... $8.92 $9.83 $10.15 $10.37 $10.04 $10.08
Total return
d
....................... (8.09)% (0.98)% 0.67% 6.71% 2.96% 0.13%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.75% 0.73% 0.69% 0.68% 0.67% 0.64%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.67%
f
0.73%
f
0.69%
f
0.68%
f
0.67%
f
0.64%
Net investment income ............... 2.54% 2.22% 2.85% 3.08% 3.23% 3.25%
Supplemental data
Net assets, end of period (000’s) ........ $15,199 $20,378 $20,968 $20,024 $19,351 $20,855
Portfolio turnover rate ................ 4.61% 23.52% 20.73% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
Connecticut 91.3%
City of Ansonia , GO , 2021 A , AGMC Insured , 3% , 2/15/37 .....................
$ 500,000 $ 442,912
City of Bridgeport ,
GO, 2021 A, 4%, 8/01/40 ............................................ 765,000 720,712
GO, 2021 A, 4%, 8/01/46 ............................................ 375,000 337,930
GO, 2021 A, 4%, 8/01/51 ............................................ 575,000 508,407
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,069,977
City of New Haven ,
GO, 2002 C, NATL Insured, ETM, 5%, 11/01/22 ........................... 25,000 25,057
GO, 2021 A, Refunding, 4%, 8/01/40 ................................... 2,000,000 1,941,492
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,019,212
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 544,673
Connecticut Housing Finance Authority ,
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 4,113,859
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 1,583,766
Revenue, 2020 C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 794,578
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 960,000 816,460
Connecticut Municipal Electric Energy Cooperative , Revenue , 2013 A , 5% , 1/01/38 ..
1,550,000 1,559,289
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group, Revenue, D-1, Refunding, 4%, 7/01/46 .. 1,000,000 938,381
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 360,224
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 321,359
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 494,541
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 600,000 614,484
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 321,341
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 385,079
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 846,916
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 4,640,371
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,070,340
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 9,351,601
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 4,500,000 4,172,396
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/41 ................... 735,000 669,069
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/51 ................... 1,250,000 1,069,472
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 911,522
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 5,589,109
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 8,408,765
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 4,558,904
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,136,413
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 2,550,000 2,397,528
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/46 ................. 2,210,000 1,686,357
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,253,003
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,367,798
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/51 .......... 4,000,000 3,689,034
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 2,000,000 2,007,692
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,084,936
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,700,000 1,479,234
Revenue, 2020 D, Pre-Refunded, 3%, 11/15/35 ........................... 1,145,000 1,165,048
Revenue, 2021 B, 2.25%, 11/15/37 .................................... 2,500,000 2,015,482
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. 2,500,000 2,637,903
South Central Connecticut Regional Water Authority ,
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/44 .......................... 1,615,000 1,694,207
Revenue, Second Series, B-Thirty Second, Refunding, 5%, 8/01/38 ............ 1,720,000 1,836,811
State of Connecticut ,
GO, 2020 A, 4%, 1/15/36 ............................................ 5,000,000 5,045,453

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
GO, 2020 A, 4%, 1/15/38 ............................................ $ 2,250,000 $ 2,252,462
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 595,300
Special Tax, 2013, 5%, 10/01/30 ...................................... 5,000,000 5,137,389
Special Tax, 2016 A, 5%, 9/01/33 ...................................... 1,000,000 1,076,268
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,092,289
Special Tax, 2020 A, 5%, 5/01/37 ...................................... 500,000 552,536
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 990,515
Special Tax, 2021 A, 4%, 5/01/40 ...................................... 1,100,000 1,084,482
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,406,124
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/34 ....... 5,000,000 5,260,836
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/35 ....... 1,000,000 1,051,673
Clean Water Fund - State Revolving Fund, Revenue, 2017 A, 5%, 5/01/37 ....... 3,000,000 3,264,845
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 485,134
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 224,689
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 268,967
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 248,972
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,054,962
GO, 2020 A, Refunding, BAM Insured, 5%, 7/01/31 ........................ 1,000,000 1,124,992
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 301,937
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 296,831
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 288,752
University of Connecticut ,
Revenue, 2013 A, 5%, 8/15/28 ........................................ 6,590,000 6,712,482
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,064,742
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,074,989
140,611,265
Florida 0.2%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 353,700
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 504,749
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 912,483
New Jersey 0.4%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/35 ..................................... 300,000 293,928
Revenue, 2021 QQQ, 4%, 6/15/36 ..................................... 100,000 97,697
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
230,000 166,390
558,015
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 405,126
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 404,700
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn ., 6/01/37 750,000 501,821
1,311,647

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
See Abbreviations on page 164 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.9%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... $ 500,000 $ 395,769
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 553,280
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 494,200
1,443,249
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 404,765
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 400,000 334,386
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 1,000,000 993,266
1,327,652
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,480,000 1,535,276
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,010,000 2,044,657
3,579,933
Total U.S. Territories .................................................................... 3,579,933
Total Municipal Bonds (Cost $163,679,497) .....................................
151,007,458
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
Connecticut 1.1%
b
Connecticut State Health & Educational Facilities Authority ,
Yale University, Revenue, 2001 V-1, Daily VRDN and Put, 0.82%, 7/01/36 ....... 500,000 500,000
Yale University, Revenue, 2001 V-2, Daily VRDN and Put, 0.8%, 7/01/36 ........ 1,200,000 1,200,000
1,700,000
Total Municipal Bonds (Cost $1,700,000) .......................................
1,700,000
Total Short Term Investments (Cost $1,700,000 ) .................................
1,700,000
a
Total Investments (Cost $165,379,497) 99.1% ...................................
$152,707,458
Other Assets, less Liabilities 0.9% .............................................
1,304,356
Net Assets 100.0% ...........................................................
$154,011,814
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $4,387,782, representing 2.8% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.43 $11.84 $12.03 $11.31 $11.19
Income from investment operations
c
:
Net investment income
d
......................... 0.14 0.26 0.28 0.29 0.15
Net realized and unrealized gains (losses) ........... (0.97) (0.41) (0.19) 0.74 0.12
Total from investment operations .................... (0.83) (0.15) 0.09 1.03 0.27
Less distributions from:
Net investment income .......................... (0.14) (0.26) (0.28) (0.31) (0.15)
Net asset value, end of period ...................... $10.46 $11.43 $11.84 $12.03 $11.31
Total return
e
................................... (7.31)% (1.35)% 0.75% 9.19% 2.46%
Ratios to average net assets
f
Expenses
g
.................................... 0.83% 0.83% 0.82% 0.82% 0.83%
Net investment income ........................... 2.56% 2.16% 2.34% 2.51% 2.86%
Supplemental data
Net assets, end of period (000’s) .................... $120,543 $134,390 $107,468 $74,740 $33,739
Portfolio turnover rate ............................ 16.40% 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.42 $11.82 $12.02 $11.30 $11.25 $11.52
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.30 0.31 0.34 0.36
Net realized and unrealized gains (losses) (0.97) (0.40) (0.20) 0.73 0.06 (0.26)
Total from investment operations ........ (0.82) (0.12) 0.10 1.04 0.40 0.10
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.30) (0.32) (0.35) (0.37)
Net asset value, end of period .......... $10.45 $11.42 $11.82 $12.02 $11.30 $11.25
Total return
d
....................... (7.24)% (1.12)% 0.82% 9.36% 3.59% 0.85%
Ratios to average net assets
e
Expenses ......................... 0.68%
f
0.68%
f
0.67%
f
0.67%
f
0.68%
f
0.67%
Net investment income ............... 2.71% 2.32% 2.51% 2.66% 3.01% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $539,944 $628,769 $688,038 $731,568 $727,705 $797,935
Portfolio turnover rate ................ 16.40% 22.05% 10.86% 4.08% 11.55% 12.74%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.61 $12.02 $12.21 $11.48 $11.43 $11.69
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.21 0.23 0.25 0.28 0.30
Net realized and unrealized gains (losses) (0.99) (0.41) (0.19) 0.74 0.05 (0.26)
Total from investment operations ........ (0.87) (0.20) 0.04 0.99 0.33 0.04
Less distributions from:
Net investment income .............. (0.12) (0.21) (0.23) (0.26) (0.28) (0.30)
Net asset value, end of period .......... $10.62 $11.61 $12.02 $12.21 $11.48 $11.43
Total return
d
....................... (7.55)% (1.73)% 0.35% 8.74% 2.96% 0.36%
Ratios to average net assets
e
Expenses ......................... 1.22%
f
1.22%
f
1.22%
f
1.22%
f
1.23%
f
1.22%
Net investment income ............... 2.11% 1.73% 1.93% 2.11% 2.46% 2.56%
Supplemental data
Net assets, end of period (000’s) ........ $35,688 $43,148 $60,847 $78,321 $80,062 $124,683
Portfolio turnover rate ................ 16.40% 22.05% 10.86% 4.08% 11.55% 12.74%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.46 $11.87 $12.07 $11.35 $11.29 $11.53
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.29 0.31 0.33 0.35 0.22
Net realized and unrealized gains (losses) (0.97) (0.41) (0.20) 0.73 0.07 (0.24)
Total from investment operations ........ (0.82) (0.12) 0.11 1.06 0.42 (0.02)
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.31) (0.34) (0.36) (0.22)
Net asset value, end of period .......... $10.49 $11.46 $11.87 $12.07 $11.35 $11.29
Total return
e
....................... (7.15)% (1.06)% 0.96% 9.48% 3.79% (0.21)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.55% 0.55% 0.57% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.53%
g
0.54%
g
0.53%
g
0.53%
g
0.54%
g
0.53%
Net investment income ............... 2.85% 2.44% 2.62% 2.80% 3.15% 3.25%
Supplemental data
Net assets, end of period (000’s) ........ $9,990 $11,255 $6,228 $4,153 $3,042 $2,510
Portfolio turnover rate ................ 16.40% 22.05% 10.86% 4.08% 11.55% 12.74%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.46 $11.86 $12.06 $11.34 $11.29 $11.55
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.31 0.32 0.35 0.37
Net realized and unrealized gains (losses) (0.98) (0.40) (0.20) 0.74 0.06 (0.25)
Total from investment operations ........ (0.83) (0.11) 0.11 1.06 0.41 0.12
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.31) (0.34) (0.36) (0.38)
Net asset value, end of period .......... $10.48 $11.46 $11.86 $12.06 $11.34 $11.29
Total return
d
....................... (7.26)% (1.01)% 0.92% 9.44% 3.67% 1.03%
Ratios to average net assets
e
Expenses ......................... 0.58%
f
0.58%
f
0.57%
f
0.57%
f
0.58%
f
0.57%
Net investment income ............... 2.80% 2.41% 2.59% 2.76% 3.11% 3.21%
Supplemental data
Net assets, end of period (000’s) ........ $95,696 $107,625 $102,001 $79,717 $63,190 $53,587
Portfolio turnover rate ................ 16.40% 22.05% 10.86% 4.08% 11.55% 12.74%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,800,000
Total Corporate Bonds (Cost $1,800,000) .......................................
1,800,000
Municipal Bonds 97.5%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,650,000 2,293,552
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,256,000 4,621,285
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 900,000 636,660
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 4,100,000 3,482,950
8,740,895
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 ..
2,500,000 2,173,926
State of Illinois , GO , 2021 A , 4% , 3/01/40 .................................
1,860,000 1,727,846
3,901,772
Kentucky 0.7%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn ., 5/01/52 .................................... 8,625,000 5,905,125
Michigan 88.6%
Ann Arbor School District , GO , 2015 , Refunding , 5% , 5/01/29 ..................
1,235,000 1,309,996
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 2,965,134
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 6,970,952
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,085,635
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,080,324
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 703,288
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,597,927
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,433,402
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,464,521
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,407,215
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,413,593
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,089,805
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 1,988,900
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,096,413
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,657,891
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,063,395
Revenue, 2021, Refunding, 3%, 10/01/46 ................................ 1,325,000 984,329
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 511,691
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,086,143
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,450,666
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,403,733
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003 B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,056
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ 30,000 30,068
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/39 ........... 880,000 910,513

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... $ 1,040,000 $ 1,129,507
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,072,950
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/48 ....................... 5,000,000 5,333,332
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,324,193
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,664,954
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,609,425
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,133,333
Water Supply System, Revenue, 2020, 5%, 1/01/45 ........................ 2,425,000 2,635,606
Comstock Public Schools , GO , 2022 , 4% , 5/01/52 ...........................
3,000,000 2,768,359
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,419,815
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,385,747
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,456,830
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 1,852,539
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
9,225,000 10,488,686
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 554,353
GO, 2017, 5%, 5/01/33 ............................................. 815,000 895,578
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,094,750
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,091,682
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,090,149
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 565,043
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,762,835
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,644,853
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,253,551
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,637,523
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,197,110
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 3,778,304
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,066,580
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,131,025
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,271,477
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 3,069,191
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,173,439
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,057,021
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 7,463,799
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 2,081,798
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/51 .........
2,000,000 2,131,425
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/44 ........... 2,000,000 2,039,953
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/47 ........... 2,500,000 2,547,439
Munson Healthcare Obligated Group, Revenue, 2019 A, 5%, 7/01/44 ........... 1,110,000 1,167,382
Munson Healthcare Obligated Group, Revenue, 2019 B, 5%, 7/01/39 ........... 1,625,000 1,728,154
Munson Healthcare Obligated Group, Revenue, 2021, Refunding, 3%, 7/01/51 .... 10,000,000 7,094,757
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 4,596,569
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 968,233
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 1,922,371
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 796,340
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,059,136
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,218,006

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
83
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grandville Public Schools, (continued)
GO, II, AGMC Insured, 5%, 5/01/32 .................................... $ 1,165,000 $ 1,233,585
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,391,372
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,294,850
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 3,078,906
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 6,546,454
c
Great Lakes Water Authority ,
Sewage Disposal System, Revenue, Second Lien, 2022 B, 5.5%, 7/01/52 ....... 1,500,000 1,663,737
Water Supply System, Revenue, Second Lien, 2022 B, 5.5%, 7/01/52 .......... 5,000,000 5,545,791
Gull Lake Community School District , GO , 2018 I , 5% , 5/01/48 .................
5,000,000 5,426,806
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,087,437
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,082,060
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,679,804
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 2,700,647
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 2,692,918
Kelloggsville Public Schools , GO , 2015 , Pre-Refunded , AGMC Insured , 5% , 5/01/35 .
1,150,000 1,225,953
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,122,227
Kentwood Economic Development Corp. ,
Holland Home Obligated Group, Revenue, 2021, 4%, 11/15/45 ................ 1,655,000 1,358,042
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/31 ....... 2,000,000 1,880,559
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/43 ....... 8,820,000 7,419,327
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,298,283
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,298,719
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,300,171
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,197,421
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 1,916,054
Lansing Board of Water & Light , Revenue , 2021 A , 5% , 7/01/51 .................
10,000,000 10,650,741
Lansing Community College , GO , 2017 , Refunding , 5% , 5/01/32 ................
2,000,000 2,218,892
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,603,728
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,279,529
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,356,025
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,165,543
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 7,500,000 8,103,127
Madison District Public Schools , GO , 2022 , 4% , 5/01/46 ......................
1,080,000 1,032,880
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,173,826
Mattawan Consolidated School District ,
GO, 2015 I, Pre-Refunded, 5%, 5/01/30 ................................. 1,000,000 1,066,046
GO, 2015 I, Pre-Refunded, 5%, 5/01/32 ................................. 1,110,000 1,183,311
GO, 2015 I, Pre-Refunded, 5%, 5/01/34 ................................. 2,325,000 2,478,557
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 783,348
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 823,503
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,199,519
Michigan Finance Authority ,
Albion College, Revenue, 2022, Refunding, 5%, 12/01/36 .................... 3,270,000 3,471,549
Albion College, Revenue, 2022, Refunding, 4%, 12/01/46 .................... 5,365,000 4,802,611
Albion College, Revenue, 2022, Refunding, 4%, 12/01/51 .................... 3,415,000 2,991,216
BHSH System Obligated Group, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%,
11/01/42 ....................................................... 12,000,000 12,052,252
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/46 ...... 1,750,000 1,570,077

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Calvin University Obligated Group, Revenue, 2021, Refunding, 3%, 9/01/50 ...... $ 895,000 $ 612,126
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/50 ...... 1,300,000 1,149,634
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 2,882,139
Clean Water Revolving Fund, Revenue, 2018 B, Refunding, 5%, 10/01/38 ....... 8,055,000 8,938,668
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... 4,000,000 3,672,678
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/32 ....................................................... 2,725,000 2,889,655
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/37 ....................................................... 4,235,000 4,418,970
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 22,015,000 22,827,855
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,372,580
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 393,367
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 553,235
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 619,720
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 649,359
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 611,215
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 3,438,623
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 2,676,512
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/42 ........................................................ 745,000 648,704
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018 B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 6,614,687
Sparrow Health Obligated Group, Revenue, 2012, AGMC Insured, 5%, 11/15/42 .. 8,000,000 8,043,958
Tobacco Settlement, Revenue, Senior Lien, 2020 A-2, Refunding, 5%, 6/01/40 .... 1,000,000 1,058,706
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 15,741,444
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,220,000 2,269,511
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 20,619,738
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 315,840
Michigan State Building Authority ,
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,112,400
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,098,206
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 13,785,339
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 10,467,158
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,052,610
Revenue, 2019 I, Refunding, 4%, 4/15/54 ................................ 2,000,000 1,817,864
Revenue, 2021, 3%, 10/15/51 ........................................ 1,500,000 1,157,971
Revenue, 2022 I, 4%, 10/15/52 ....................................... 4,250,000 3,869,162
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,370,000 5,475,039
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 10,369,960
Ascension Health Credit Group, Revenue, 2010 F-8, Refunding, 5%, 11/15/46 .... 5,000,000 5,187,288
Michigan State Housing Development Authority ,
Revenue, 2019 B, 3.1%, 12/01/44 ..................................... 15,000,000 12,257,528
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 3,359,761
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 3,855,298
Revenue, 2021 A, 2.5%, 6/01/52 ...................................... 3,000,000 2,001,573
Revenue, 2021 A, 2.7%, 10/01/56 ..................................... 5,000,000 3,257,132
Revenue, 2021 A, 2.73%, 10/01/59 .................................... 5,000,000 3,219,291
Revenue, 2022 A, 4.1%, 6/01/43 ...................................... 5,000,000 4,688,480
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,913,859
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/30 .... 2,000,000 2,083,860
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 7,000,000 6,847,713

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Technological University , Revenue , 2015 A , 5% , 10/01/45 ..............
$ 2,400,000 $ 2,538,169
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,617,750
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,083,528
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,296,749
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,027,981
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,319,626
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,026,060
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,071,988
Revenue, 2016, 5%, 3/01/47 ......................................... 7,230,000 7,542,596
c
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ...................... 7,000,000 6,569,012
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 3,018,785
Roseville Community Schools ,
GO, 2014, Pre-Refunded, 5%, 5/01/28 .................................. 3,040,000 3,236,727
GO, 2014, Pre-Refunded, 5%, 5/01/29 .................................. 3,300,000 3,513,552
GO, 2014, Pre-Refunded, 5%, 5/01/30 .................................. 1,620,000 1,724,835
GO, 2014, Pre-Refunded, 5%, 5/01/31 .................................. 1,585,000 1,687,570
Royal Oak Hospital Finance Authority , BHSH System Obligated Group , Revenue , 2014
D , Pre-Refunded , 5% , 9/01/39 ........................................ 17,500,000 18,166,944
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 1,895,200
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,350,048
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,340,067
Saline Area Schools ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 2,969,865
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,180,505
South Haven Public Schools ,
GO, 2015 B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 370,512
GO, 2015 B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,664,807
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,194,664
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 5,284,901
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 12,278,857
Universal Academy ,
Revenue, 2021, Refunding, 2%, 12/01/26 ................................ 500,000 474,617
Revenue, 2021, Refunding, 4%, 12/01/31 ................................ 500,000 490,873
Revenue, 2021, Refunding, 4%, 12/01/40 ................................ 1,100,000 1,011,362
University of Michigan ,
Revenue, 2015, Pre-Refunded, 5%, 4/01/46 .............................. 2,000,000 2,177,928
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/37 ............................ 2,700,000 3,002,531
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/42 ............................ 26,635,000 29,619,414
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/47 ............................ 5,000,000 5,560,243
Walled Lake Consolidated School District , GO , 2022 , 5% , 5/01/49 ...............
4,000,000 4,401,105
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport, Revenue, 2017 B, 5%, 12/01/42 ...... 1,045,000 1,081,334
Detroit Metropolitan Wayne County Airport, Revenue, 2018 A, 5%, 12/01/43 ...... 7,750,000 8,201,663
Detroit Metropolitan Wayne County Airport, Revenue, 2021 A, 5%, 12/01/41 ...... 3,330,000 3,626,874
Detroit Metropolitan Wayne County Airport, Revenue, 2021 A, 5%, 12/01/46 ...... 4,670,000 5,023,684
Wayne State University ,
Revenue, 2015 A, Refunding, 5%, 11/15/33 .............................. 1,500,000 1,558,579
Revenue, 2018 A, 5%, 11/15/43 ....................................... 4,500,000 4,778,423
Revenue, 2018 A, 4%, 11/15/48 ....................................... 10,000,000 9,066,543
Wayne-Westland Community Schools ,
GO, 2022, 3%, 11/01/44 ............................................. 2,830,000 2,186,422
GO, 2022, 3%, 11/01/46 ............................................. 1,475,000 1,120,045

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Western Michigan University ,
Revenue, 2015 A, Refunding, 5%, 11/15/28 .............................. $ 1,635,000 $ 1,724,706
Revenue, 2015 A, Refunding, 5%, 11/15/29 .............................. 2,000,000 2,103,869
Revenue, 2015 A, Refunding, 5%, 11/15/30 .............................. 2,500,000 2,625,184
Revenue, 2015 A, Refunding, 5%, 11/15/40 .............................. 1,560,000 1,619,606
Revenue, 2015 A, Refunding, 5%, 11/15/45 .............................. 2,000,000 2,068,580
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 5,100,000 5,481,318
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
2,000,000 2,203,158
Zeeland Public Schools ,
GO, 2015 A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,616,434
GO, 2015 A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,111,930
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 .................... 2,000,000 2,134,762
710,541,996
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 452,508
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 600,000 434,061
886,569
New York 1.0%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 8,279,781
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,800,000 1,458,453
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,800,000 1,456,918
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 6,200,000 4,059,704
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 795,298
7,770,373
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,400,000 1,899,691
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/39 325,000 252,867
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/40 300,000 229,611
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 550,000 390,133
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,812,522
5,584,824
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,457,155
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,800,000 1,504,736
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,600,000 4,569,026
6,073,762
U.S. Territories 2.5%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 1,821,946
Puerto Rico 2.3%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 7,420,000 7,547,938

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
See Abbreviations on page 164 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ $ 500,000 $ 507,492
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,100,000 2,138,279
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 1,515,000 1,537,740
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,020,000 1,029,794
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,900,000 3,911,647
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,000,000 1,940,214
18,613,104
Total U.S. Territories .................................................................... 20,435,050
Total Municipal Bonds (Cost $821,013,529) .....................................
781,870,854
Total Long Term Investments (Cost $822,813,529) ...............................
783,670,854
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Michigan 0.5%
d
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 0.98% , 12/01/24 ..
4,200,000 4,200,000
Total Municipal Bonds (Cost $4,200,000) .......................................
4,200,000
Total Short Term Investments (Cost $4,200,000 ) .................................
4,200,000
a
Total Investments (Cost $827,013,529) 98.2% ...................................
$787,870,854
Other Assets, less Liabilities 1.8% .............................................
13,989,400
Net Assets 100.0% ...........................................................
$801,860,254
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $28,581,320, representing 3.6% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $12.20 $12.62 $12.82 $12.10 $11.97
Income from investment operations
c
:
Net investment income
d
......................... 0.13 0.23 0.25 0.30 0.16
Net realized and unrealized gains (losses) ........... (1.07) (0.42) (0.20) 0.72 0.13
Total from investment operations .................... (0.94) (0.19) 0.05 1.02 0.29
Less distributions from:
Net investment income .......................... (0.13) (0.23) (0.25) (0.30) (0.16)
Net asset value, end of period ...................... $11.13 $12.20 $12.62 $12.82 $12.10
Total return
e
................................... (7.72)% (1.59)% 0.38% 8.56% 2.45%
Ratios to average net assets
f
Expenses
g
.................................... 0.84% 0.83% 0.83% 0.83% 0.83%
Net investment income ........................... 2.30% 1.79% 1.96% 2.42% 2.81%
Supplemental data
Net assets, end of period (000’s) .................... $172,017 $193,021 $160,623 $96,802 $39,129
Portfolio turnover rate ............................ 11.98% 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.19 $12.61 $12.82 $12.09 $12.07 $12.27
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.25 0.27 0.32 0.35 0.35
Net realized and unrealized gains (losses) (1.06) (0.42) (0.21) 0.73 0.02 (0.20)
Total from investment operations ........ (0.92) (0.17) 0.06 1.05 0.37 0.15
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.27) (0.32) (0.35) (0.35)
Net asset value, end of period .......... $11.13 $12.19 $12.61 $12.82 $12.09 $12.07
Total return
d
....................... (7.58)% (1.44)% 0.45% 8.82% 3.16% 1.23%
Ratios to average net assets
e
Expenses ......................... 0.69%
f
0.69%
f
0.68%
f
0.68%
f
0.68%
f
0.66%
Net investment income ............... 2.44% 1.94% 2.13% 2.57% 2.96% 2.87%
Supplemental data
Net assets, end of period (000’s) ........ $424,672 $506,601 $583,105 $606,559 $588,878 $657,415
Portfolio turnover rate ................ 11.98% 19.81% 9.45% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.33 $12.76 $12.97 $12.23 $12.21 $12.40
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.17 0.20 0.25 0.29 0.29
Net realized and unrealized gains (losses) (1.08) (0.43) (0.21) 0.75 0.02 (0.20)
Total from investment operations ........ (0.97) (0.26) (0.01) 1.00 0.31 0.09
Less distributions from:
Net investment income .............. (0.11) (0.17) (0.20) (0.26) (0.29) (0.28)
Net asset value, end of period .......... $11.25 $12.33 $12.76 $12.97 $12.23 $12.21
Total return
d
....................... (7.91)% (2.05)% (0.10)% 8.23% 2.56% 0.74%
Ratios to average net assets
e
Expenses ......................... 1.23%
f
1.23%
f
1.23%
f
1.23%
f
1.23%
f
1.21%
Net investment income ............... 1.86% 1.36% 1.57% 2.02% 2.41% 2.32%
Supplemental data
Net assets, end of period (000’s) ........ $63,677 $81,058 $109,387 $138,417 $148,269 $203,925
Portfolio turnover rate ................ 11.98% 19.81% 9.45% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.21 $12.64 $12.84 $12.11 $12.09 $12.40
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.27 0.29 0.34 0.37 0.22
Net realized and unrealized gains (losses) (1.06) (0.43) (0.20) 0.73 0.02 (0.32)
Total from investment operations ........ (0.91) (0.16) 0.09 1.07 0.39 (0.10)
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.29) (0.34) (0.37) (0.21)
Net asset value, end of period .......... $11.15 $12.21 $12.64 $12.84 $12.11 $12.09
Total return
e
....................... (7.49)% (1.28)% 0.60% 8.97% 3.30% (0.80)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.54% 0.55% 0.55% 0.56% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.52%
g
0.53%
g
0.53%
g
0.53%
g
0.53%
g
0.51%
Net investment income ............... 2.60% 2.10% 2.26% 2.72% 3.11% 3.02%
Supplemental data
Net assets, end of period (000’s) ........ $13,517 $16,571 $13,889 $9,693 $7,177 $8,342
Portfolio turnover rate ................ 11.98% 19.81% 9.45% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.21 $12.63 $12.83 $12.11 $12.09 $12.28
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.26 0.28 0.33 0.37 0.37
Net realized and unrealized gains (losses) (1.08) (0.42) (0.20) 0.73 0.02 (0.19)
Total from investment operations ........ (0.93) (0.16) 0.08 1.06 0.39 0.18
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.28) (0.34) (0.37) (0.37)
Net asset value, end of period .......... $11.14 $12.21 $12.63 $12.83 $12.11 $12.09
Total return
d
....................... (7.60)% (1.34)% 0.63% 8.83% 3.26% 1.41%
Ratios to average net assets
e
Expenses ......................... 0.59%
f
0.58%
f
0.58%
f
0.58%
f
0.58%
f
0.56%
Net investment income ............... 2.53% 2.04% 2.22% 2.67% 3.06% 2.97%
Supplemental data
Net assets, end of period (000’s) ........ $212,373 $266,255 $244,156 $203,230 $156,683 $160,199
Portfolio turnover rate ................ 11.98% 19.81% 9.45% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 6,192,000 $ 5,444,254
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,100,000 1,485,540
6,929,794
Minnesota 94.9%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 27,273,465
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018 A, 3.25%, 2/01/37 .......................................... 5,355,000 5,234,873
GO, 2018 A, 4%, 2/01/39 ............................................ 8,905,000 8,981,626
GO, 2018 A, 3.375%, 2/01/43 ......................................... 6,020,000 5,579,752
Becker Independent School District No. 726 ,
GO, 2022 A, Zero Cpn ., 2/01/41 ....................................... 1,000,000 465,622
GO, 2022 A, Zero Cpn ., 2/01/42 ....................................... 1,000,000 440,967
GO, 2022 A, Zero Cpn ., 2/01/43 ....................................... 1,700,000 713,652
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 998,263
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,202,842
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 10,674,051
GO, 2018 A, 4%, 2/01/42 ............................................ 1,900,000 1,905,877
Centennial Independent School District No. 12 ,
GO, 2015 A, Refunding, Zero Cpn ., 2/01/32 .............................. 1,450,000 1,045,361
GO, 2015 A, Refunding, Zero Cpn ., 2/01/34 .............................. 1,600,000 1,056,810
GO, 2015 A, Refunding, Zero Cpn ., 2/01/35 .............................. 350,000 221,396
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 952,261
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 962,999
City of Fridley ,
GO, 2022 A, 4%, 2/01/36 ............................................ 350,000 353,169
GO, 2022 A, 4%, 2/01/37 ............................................ 735,000 739,549
GO, 2022 A, 4%, 2/01/38 ............................................ 800,000 799,832
Fridley Leased Housing Associates I LLLP, Revenue, 2018, FNMA Insured, 3.75%,
11/01/34 ....................................................... 9,559,684 9,380,833
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,002,180
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,440,634
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 4,429,647
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 8,419,024
Allina Health Obligated Group, Revenue, 2021, 4%, 11/15/40 ................. 6,750,000 6,603,587
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 10,216,873
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/49 ............................................. 6,000,000 6,376,279
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,198,412
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,211,481
City of Rochester ,
Electric Utility, Revenue, 2013 B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,032,576
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,153,487
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 9,863,696
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/33 .................... 4,425,000 5,253,924
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/34 .................... 10,235,000 12,201,528
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/35 .................... 5,000,000 5,966,835
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... 4,200,000 5,005,948
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 5,770,627

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic, Revenue, 2022, Refunding, 3.25%, 11/15/41 ................... $ 4,000,000 $ 3,389,083
Mayo Clinic, Revenue, 2022, Refunding, 5%, 11/15/57 ...................... 2,000,000 2,177,773
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 12,043,705
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 4,821,078
CentraCare Health System Obligated Group, Revenue, 2019, Refunding, 5%,
5/01/48 ........................................................ 10,000,000 10,423,180
City of St. Paul ,
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/31 ......................... 1,000,000 1,051,047
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/32 ......................... 1,000,000 1,050,831
City of Virginia , GO , 2020 A , AGMC Insured , 4% , 2/01/40 .....................
1,160,000 1,163,232
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,795,762
County of Carlton , GO , 2022 A , 4% , 2/01/47 ...............................
2,000,000 1,938,444
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,562,421
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 430,000 430,286
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,749,364
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 949,408
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 918,884
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,105,875
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 15,900,000 16,538,204
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 13,035,000 13,468,900
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/38 ........................................................ 150,000 136,015
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/39 ........................................................ 155,000 139,058
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 3%,
6/15/44 ........................................................ 850,000 595,378
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/29 ........................................................ 400,000 424,712
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/30 ........................................................ 425,000 452,473
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/31 ........................................................ 450,000 479,270
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/32 ........................................................ 500,000 532,540
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/33 ........................................................ 600,000 641,797
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/34 ........................................................ 520,000 491,592
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/35 ........................................................ 425,000 397,843
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/36 ........................................................ 400,000 370,972
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/37 ........................................................ 375,000 343,897
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/38 ........................................................ 400,000 362,707
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/39 ........................................................ 250,000 224,287
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 B, 5.25%, 6/15/52 .. 5,000,000 5,090,298

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Independent School District No. 709 ,
COP, 2016 A, Refunding, 5%, 2/01/25 .................................. $ 1,015,000 $ 1,071,593
COP, 2016 A, Refunding, 5%, 2/01/26 .................................. 2,740,000 2,952,451
COP, 2016 A, Refunding, 4%, 2/01/27 .................................. 3,750,000 3,925,504
COP, 2016 A, Refunding, 4%, 2/01/28 .................................. 1,500,000 1,570,269
GO, 2015 B, Refunding, 4%, 2/01/25 ................................... 3,450,000 3,566,854
GO, 2015 B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,813,269
GO, 2021 C, Zero Cpn ., 2/01/29 ....................................... 1,870,000 1,468,938
GO, 2021 C, Zero Cpn ., 2/01/30 ....................................... 1,275,000 957,108
GO, 2021 C, Zero Cpn ., 2/01/31 ....................................... 1,325,000 946,658
GO, 2021 C, Zero Cpn ., 2/01/32 ....................................... 1,080,000 731,865
GO, 2021 C, Zero Cpn ., 2/01/33 ....................................... 1,075,000 691,069
Edina Independent School District No. 273 , GO , 2019 A , 3% , 2/01/36 ............
1,630,000 1,579,086
Elk River Independent School District No. 728 , GO , 2015 A , 4% , 2/01/32 ..........
6,130,000 6,238,340
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 4,023,519
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,329,862
Hastings Independent School District No. 200 ,
GO, 2018 A, Zero Cpn ., 2/01/38 ....................................... 4,685,000 2,490,547
GO, 2018 A, Zero Cpn ., 2/01/39 ....................................... 4,685,000 2,358,372
GO, 2018 A, Zero Cpn ., 2/01/40 ....................................... 4,685,000 2,229,226
Hennepin County Regional Railroad Authority ,
GO, 2019 A, 5%, 12/01/35 ........................................... 4,480,000 5,034,423
GO, 2019 A, 5%, 12/01/36 ........................................... 5,220,000 5,848,884
Hermantown Independent School District No. 700 , GO , 2014 A , Refunding , 4% ,
2/01/29 ......................................................... 2,310,000 2,359,759
Hopkins Independent School District No. 270 ,
GO, 2019 A, 3%, 2/01/33 ............................................ 5,640,000 5,515,812
GO, 2019 A, 3%, 2/01/34 ............................................ 2,450,000 2,374,021
Jordan Independent School District No. 717 ,
GO, 2014 A, Refunding, 5%, 2/01/31 ................................... 1,460,000 1,474,976
GO, 2014 A, Refunding, 5%, 2/01/32 ................................... 2,000,000 2,020,515
GO, 2014 A, Refunding, 5%, 2/01/33 ................................... 1,700,000 1,717,437
GO, 2014 A, Refunding, 5%, 2/01/34 ................................... 1,805,000 1,823,514
GO, 2014 A, Refunding, 5%, 2/01/35 ................................... 1,000,000 1,010,257
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 761,934
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
4,085,000 2,796,857
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,200,251
Maple River Independent School District No. 2135 , GO , 2020 A , 4% , 2/01/50 .......
10,000,000 9,391,508
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,305,862
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 3,504,253
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 3,000,971
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 2,936,585
GO, 2022 C, 4%, 3/01/40 ............................................ 3,275,000 3,316,147
GO, 2022 C, 4%, 3/01/41 ............................................ 3,410,000 3,443,732
Minneapolis Special School District No. 1 , GO , 2017 B , 5% , 2/01/30 .............
2,590,000 2,901,155
b
Minneapolis-St Paul Metropolitan Airports Commission , Revenue , 2022 A , Refunding ,
4.25% , 1/01/52 ................................................... 2,990,000 2,924,463
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,089,901
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,315,388
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 19,655,000 20,672,219
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 15,500,000 16,109,356
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 3,416,478
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 2,914,517

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. $ 900,000 $ 888,450
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/36 ................. 125,000 129,194
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/37 ................. 125,000 128,179
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 365,000 304,497
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 330,000 261,975
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/30 ............... 320,000 334,688
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/31 ............... 270,000 278,775
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/32 ............... 255,000 260,427
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 240,000 242,005
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 355,000 355,183
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/37 ............... 250,000 208,524
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... 250,000 204,204
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... 2,600,000 2,089,268
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/33 ................. 1,500,000 1,517,257
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 503,188
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,286,870
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 1,808,976
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/36 .......... 750,000 750,609
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/37 .......... 750,000 748,410
University of St. Thomas, Revenue, 2022 A, 5%, 10/01/52 ................... 10,000,000 10,457,100
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,679,850
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,230,074
Revenue, 2019 C, 4%, 8/01/39 ........................................ 1,000,000 967,002
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 2,940,000 2,776,962
Revenue, 2020 D, 4%, 8/01/41 ........................................ 1,000,000 945,957
Revenue, 2020 D, 4%, 8/01/42 ........................................ 1,815,000 1,704,989
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 1,885,000 1,556,516
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 2,635,000 2,091,039
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,130,000 1,861,801
Revenue, 2021 B, GNMA Insured, 2.1%, 7/01/36 .......................... 950,000 789,070
Revenue, 2021 B, GNMA Insured, 2.3%, 7/01/41 .......................... 3,345,000 2,657,121
Revenue, 2021 B, GNMA Insured, 2.45%, 7/01/46 ......................... 3,320,000 2,537,958
Revenue, 2021 D, Refunding, GNMA Insured, 2.45%, 1/01/52 ................ 11,335,000 8,078,406
Revenue, 2021 H, GNMA Insured, 2.55%, 1/01/46 ......................... 3,965,000 3,128,532
Revenue, 2022 A, GNMA Insured, 2.75%, 7/01/42 ......................... 2,670,000 2,096,385
Revenue, 2022 A, GNMA Insured, 2.9%, 1/01/45 .......................... 1,285,000 1,025,401
Revenue, 2022 C, GNMA Insured, 3%, 7/01/43 ........................... 1,740,000 1,427,068
c
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 5,000,000 5,074,725
Minnesota Municipal Power Agency ,
Revenue, 2014 A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,293,640
Revenue, 2014 A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,222,104
Revenue, 2014 A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,015,257
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,051,034
Revenue, 2014 A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,055,871
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 4,655,135
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 5,003,366
Minnesota Public Facilities Authority , Revenue , 2010 A , 5% , 3/01/24 .............
17,010,000 17,678,692
Minnesota State Colleges And Universities Foundation , Minnesota State Colleges And
Universities Revenue Fund , Revenue , 2012 A , Refunding , 5% , 10/01/22 ......... 1,410,000 1,413,099
Minnetonka Independent School District No. 276 , COP , 2022 A , 4% , 2/01/52 .......
1,850,000 1,802,070
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
9,295,000 7,591,406
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 5,020,000 4,741,798
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 4,856,141

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
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97
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
North St. Paul-Maplewood-Oakdale Independent School District No. 622, (continued)
GO, 2019 A, 3%, 2/01/46 ............................................ $ 23,965,000 $ 18,540,299
Northern Municipal Power Agency ,
Revenue, 2013 A, 5%, 1/01/30 ........................................ 1,190,000 1,199,383
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 853,612
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,148,205
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018 B, Zero Cpn ., 2/01/27 ....................................... 10,545,000 9,222,514
GO, 2018 B, Zero Cpn ., 2/01/28 ....................................... 13,055,000 11,033,540
GO, 2018 B, Zero Cpn ., 2/01/30 ....................................... 9,010,000 7,001,424
GO, 2018 B, Zero Cpn ., 2/01/31 ....................................... 5,310,000 3,948,610
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 2,017,555
Roseville Independent School District No. 623 ,
GO, 2018 A, 5%, 2/01/30 ............................................ 3,700,000 4,060,530
GO, 2018 A, 4%, 2/01/34 ............................................ 9,535,000 9,825,135
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016 B, Zero Cpn ., 2/01/36 ....................................... 3,000,000 1,733,769
GO, 2016 B, Zero Cpn ., 2/01/37 ....................................... 2,820,000 1,540,594
GO, 2016 B, Zero Cpn ., 2/01/38 ....................................... 5,220,000 2,696,500
GO, 2016 B, Zero Cpn ., 2/01/39 ....................................... 3,020,000 1,474,525
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,782,001
Southern Minnesota Municipal Power Agency ,
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/23 ....................... 4,000,000 3,966,663
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/26 ....................... 5,395,000 4,901,713
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/27 ....................... 6,600,000 5,811,641
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 9,948,136
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,423,241
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 795,391
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 631,550
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 683,551
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 1,002,113
GO, 2015 A, 4%, 2/01/28 ............................................ 2,080,000 2,150,953
GO, 2017 B, 4%, 2/01/30 ............................................ 4,060,000 4,262,025
GO, 2017 B, 4%, 2/01/36 ............................................ 2,500,000 2,624,400
GO, 2017 B, 4%, 2/01/37 ............................................ 2,250,000 2,361,960
St. Francis Independent School District No. 15 ,
GO, 2018 A, 4%, 2/01/37 ............................................ 1,025,000 1,027,502
GO, 2018 A, 3.5%, 2/01/41 ........................................... 6,350,000 5,901,179
St. Paul Independent School District No. 625 , GO , 2013 B , Refunding , 5% , 2/01/24 ..
2,925,000 2,959,703
St. Paul Port Authority ,
Revenue, 2021-2, 4%, 10/01/40 ....................................... 1,100,000 1,100,169
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 3%, 10/01/34 300,000 271,276
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 4%, 10/01/41 675,000 674,967
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 3,766,846
GO, 2013 F, Refunding, 4%, 10/01/25 .................................. 15,000,000 15,324,151
GO, 2018 A, 5%, 8/01/31 ............................................ 5,000,000 5,656,468
GO, 2019 A, 5%, 8/01/34 ............................................ 1,900,000 2,156,766
Revenue, 2012 B, Refunding, 4%, 3/01/26 ............................... 3,000,000 3,006,462
Revenue, 2012 B, Refunding, 3%, 3/01/30 ............................... 5,000,000 5,001,916
Revenue, 2014 A, 5%, 6/01/38 ........................................ 8,500,000 8,648,405

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... $ 1,105,000 $ 766,489
University of Minnesota ,
Revenue, 2014 B, 5%, 1/01/38 ........................................ 4,500,000 4,582,932
Revenue, 2014 B, 4%, 1/01/44 ........................................ 3,750,000 3,616,014
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 7,686,214
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,293,026
Revenue, 2017 A, 5%, 9/01/42 ........................................ 4,410,000 4,745,982
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 6,203,533
Revenue, 2019 A, 5%, 4/01/39 ........................................ 3,055,000 3,364,460
Revenue, 2019 A, 5%, 4/01/44 ........................................ 8,505,000 9,276,906
Revenue, 2020 A, 5%, 11/01/42 ....................................... 5,230,000 5,817,089
Virginia Independent School District No. 706 , Rock Ridge Independent School District
No. 2909 , GO , 2019 A , 3% , 2/01/40 .................................... 2,295,000 1,993,980
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn ., 2/01/33 ....................................... 2,470,000 1,695,088
GO, 2020 A, Zero Cpn ., 2/01/34 ....................................... 2,470,000 1,612,658
GO, 2020 A, Zero Cpn ., 2/01/36 ....................................... 1,470,000 867,608
GO, 2020 A, Zero Cpn ., 2/01/37 ....................................... 2,470,000 1,382,169
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 1,969,714
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,741,691
Western Minnesota Municipal Power Agency ,
Revenue, 2012 A, Refunding, 5%, 1/01/24 ............................... 5,000,000 5,042,040
Revenue, 2012 A, Refunding, 5%, 1/01/25 ............................... 3,370,000 3,395,002
Revenue, 2012 A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,207,586
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/40 ............................ 8,075,000 8,349,602
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/46 ............................ 11,870,000 12,273,657
Revenue, 2015 A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,201,487
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,160,359
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 5,443,773
Zumbro Education District ,
COP, 2021 A, 4%, 2/01/32 ........................................... 200,000 202,903
COP, 2021 A, 4%, 2/01/33 ........................................... 150,000 151,513
COP, 2021 A, 4%, 2/01/34 ........................................... 125,000 125,615
COP, 2021 A, 2.125%, 2/01/35 ........................................ 325,000 254,193
COP, 2021 A, 4%, 2/01/38 ........................................... 390,000 381,133
COP, 2021 A, 4%, 2/01/41 ........................................... 635,000 608,226
840,832,192
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,100,000 1,701,529
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,100,000 1,699,737
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,783,542
6,184,808
Texas 0.4%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/34 200,000 168,944
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/35 225,000 213,456
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/36 250,000 234,934
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 3,214,311
3,831,645

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
99
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 2,100,000 $ 1,700,014
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,100,000 1,755,526
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 5,600,000 5,562,292
7,317,818
U.S. Territories 1.0%
Puerto Rico 1.0%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 775,000 786,613
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,500,000 1,556,023
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,890,000 2,942,679
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,575,000 3,585,676
8,870,991
Total U.S. Territories .................................................................... 8,870,991
Total Municipal Bonds (Cost $926,900,517) .....................................
875,667,262
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Minnesota 0.1%
d
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , B-2 , LOC JPMorgan Chase Bank NA , Daily VRDN and
Put , 1.03% , 11/15/35 ............................................... 1,000,000 1,000,000
Total Municipal Bonds (Cost $1,000,000) .......................................
1,000,000
Total Short Term Investments (Cost $1,000,000 ) .................................
1,000,000
a
Total Investments (Cost $927,900,517) 98.9% ...................................
$876,667,262
Other Assets, less Liabilities 1.1% .............................................
9,587,646
Net Assets 100.0% ...........................................................
$886,254,908
See Abbreviations on page 164 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $25,984,755, representing 2.9% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $12.54 $12.90 $13.20 $12.49 $12.38
Income from investment operations
c
:
Net investment income
d
......................... 0.15 0.25 0.30 0.35 0.17
Net realized and unrealized gains (losses) ........... (1.12) (0.36) (0.30) 0.71 0.11
Total from investment operations .................... (0.97) (0.11) — 1.06 0.28
Less distributions from:
Net investment income .......................... (0.14) (0.25) (0.30) (0.35) (0.17)
Net asset value, end of period ...................... $11.43 $12.54 $12.90 $13.20 $12.49
Total return
e
................................... (7.72)% (0.90)% 0.02% 8.60% 2.30%
Ratios to average net assets
f
Expenses
g
.................................... 0.81% 0.81% 0.80% 0.81% 0.80%
Net investment income ........................... 2.48% 1.94% 2.31% 2.69% 2.88%
Supplemental data
Net assets, end of period (000’s) .................... $271,573 $315,516 $261,661 $160,174 $75,132
Portfolio turnover rate ............................ 14.22% 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.54 $12.90 $13.20 $12.49 $12.46 $12.56
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.27 0.33 0.37 0.38 0.38
Net realized and unrealized gains (losses) (1.12) (0.36) (0.31) 0.71 0.03 (0.10)
Total from investment operations ........ (0.96) (0.09) 0.02 1.08 0.41 0.28
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.32) (0.37) (0.38) (0.38)
Net asset value, end of period .......... $11.43 $12.54 $12.90 $13.20 $12.49 $12.46
Total return
d
....................... (7.65)% (0.75)% 0.17% 8.76% 3.34% 2.26%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.66%
f
0.65%
f
0.66%
f
0.65%
f
0.64%
Net investment income ............... 2.63% 2.10% 2.49% 2.84% 3.03% 3.02%
Supplemental data
Net assets, end of period (000’s) ........ $709,678 $850,932 $929,798 $996,280 $985,590 $1,090,194
Portfolio turnover rate ................ 14.22% 24.59% 20.64% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.71 $13.08 $13.38 $12.66 $12.63 $12.72
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.20 0.25 0.30 0.31 0.32
Net realized and unrealized gains (losses) (1.12) (0.37) (0.30) 0.72 0.03 (0.10)
Total from investment operations ........ (1.00) (0.17) (0.05) 1.02 0.34 0.22
Less distributions from:
Net investment income .............. (0.12) (0.20) (0.25) (0.30) (0.31) (0.31)
Net asset value, end of period .......... $11.59 $12.71 $13.08 $13.38 $12.66 $12.63
Total return
d
....................... (7.88)% (1.36)% (0.37)% 8.16% 2.72% 1.75%
Ratios to average net assets
e
Expenses ......................... 1.20%
f
1.20%
f
1.20%
f
1.21%
f
1.20%
f
1.19%
Net investment income ............... 2.04% 1.52% 1.92% 2.29% 2.48% 2.47%
Supplemental data
Net assets, end of period (000’s) ........ $96,394 $125,479 $169,258 $203,367 $215,045 $308,088
Portfolio turnover rate ................ 14.22% 24.59% 20.64% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.55 $12.91 $13.22 $12.50 $12.47 $12.73
Income from investment operations
c
:
Net investment income
d
............. 0.17 0.29 0.34 0.38 0.39 0.23
Net realized and unrealized gains (losses) (1.12) (0.36) (0.31) 0.73 0.03 (0.26)
Total from investment operations ........ (0.95) (0.07) 0.03 1.11 0.42 (0.03)
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.34) (0.39) (0.39) (0.23)
Net asset value, end of period .......... $11.44 $12.55 $12.91 $13.22 $12.50 $12.47
Total return
e
....................... (7.58)% (0.61)% 0.31% 8.90% 3.47% (0.24)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.53% 0.54% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by
affiliates .......................... 0.51%
g
0.52%
g
0.51%
g
0.52%
g
0.51%
g
0.50%
Net investment income ............... 2.77% 2.23% 2.59% 2.98% 3.17% 3.16%
Supplemental data
Net assets, end of period (000’s) ........ $16,026 $21,433 $16,977 $10,638 $6,942 $7,847
Portfolio turnover rate ................ 14.22% 24.59% 20.64% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.55 $12.91 $13.21 $12.50 $12.47 $12.57
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.34 0.38 0.39 0.40
Net realized and unrealized gains (losses) (1.11) (0.37) (0.30) 0.71 0.03 (0.10)
Total from investment operations ........ (0.95) (0.08) 0.04 1.09 0.42 0.30
Less distributions from:
Net investment income .............. (0.16) (0.28) (0.34) (0.38) (0.39) (0.40)
Net asset value, end of period .......... $11.44 $12.55 $12.91 $13.21 $12.50 $12.47
Total return
d
....................... (7.60)% (0.65)% 0.27% 8.86% 3.43% 2.36%
Ratios to average net assets
e
Expenses ......................... 0.55%
f
0.56%
f
0.55%
f
0.56%
f
0.55%
f
0.54%
Net investment income ............... 2.73% 2.20% 2.58% 2.94% 3.13% 3.12%
Supplemental data
Net assets, end of period (000’s) ........ $239,919 $299,002 $295,666 $243,913 $179,427 $170,329
Portfolio turnover rate ................ 14.22% 24.59% 20.64% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Ohio Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.4%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 2,800,000 $ 2,423,376
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 9,144,000 8,039,770
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,200,000 1,556,280
9,596,050
Illinois 0.2%
State of Illinois ,
GO, 2017 C, 5%, 11/01/29 ........................................... 1,500,000 1,593,702
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 467,755
2,061,457
Kentucky 0.8%
a
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 15,210,000 10,413,560
New Jersey 0.6%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 1,500,000 1,469,642
Revenue, 2020 AA, 5%, 6/15/37 ....................................... 4,000,000 4,252,038
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,000,000 1,933,516
7,655,196
New York 0.5%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... 6,750,000 6,276,076
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 750,000 667,724
6,943,800
Ohio 93.1%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 5,400,000 4,171,614
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/28 ............................... 5,000,000 5,162,578
Revenue, 2016 A, 4%, 2/15/36 ........................................ 1,000,000 1,000,196
Revenue, 2016 A, 5%, 2/15/46 ........................................ 5,000,000 5,208,623
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 7,500,000 7,810,465
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 3,975,430
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 3,743,864
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 3,565,594
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,009,649
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,560,415
Berkshire Local School District , GO , 2021 , Refunding , 3% , 10/01/56 .............
735,000 530,224
Bethel Local School District ,
COP, 2020, BAM Insured, 3%, 12/01/45 ................................. 4,095,000 3,289,677
COP, 2020, BAM Insured, 2.75%, 12/01/49 .............................. 4,000,000 2,973,282
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 9,837,589
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,582,859
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,450,785
Brecksville-Broadview Heights City School District , GO , 2018 , Pre-Refunded , 5.25% ,
12/01/54 ........................................................ 7,390,000 7,653,307
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,060,629
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 9,632,679

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
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Ohio (continued)
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. $ 33,215,000 $ 24,638,302
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 3,245,000 2,908,540
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/32 ........................................................ 100,000 103,748
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/33 ........................................................ 135,000 139,506
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/34 ........................................................ 185,000 190,066
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/35 ........................................................ 195,000 199,376
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/36 ........................................................ 205,000 209,089
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/37 ........................................................ 210,000 213,255
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/38 ........................................................ 220,000 222,872
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/39 ........................................................ 225,000 227,203
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/40 ........................................................ 240,000 241,554
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/41 ........................................................ 245,000 245,982
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 900,000 887,624
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 969,545
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn., 12/01/32 ............................ 3,955,000 2,753,440
GO, 2005, NATL Insured, Zero Cpn., 12/01/33 ............................ 2,000,000 1,328,696
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/22 ................... 1,905,000 1,892,374
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/23 ................... 1,905,000 1,837,540
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/24 ................... 1,905,000 1,781,728
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 16,888,541
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 9,437,899
City of Chillicothe , Adena Health System Obligated Group , Revenue , 2017 , Refunding ,
5% , 12/01/37 ..................................................... 5,000,000 5,227,349
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 6,976,067
City of Cleveland ,
GO, 2012, 5%, 12/01/30 ............................................. 35,000 35,196
GO, 2012, Pre-Refunded, 5%, 12/01/30 ................................. 2,965,000 2,985,145
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,029,427
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 932,784
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,090,121
City of Columbus ,
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 5,545,748
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 7,788,586
GO, 2019 A, 5%, 4/01/40 ............................................ 3,000,000 3,289,923
GO, 2021 A, 5%, 4/01/38 ............................................ 2,000,000 2,243,662
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 15,436,500
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/29 ........................ 5,000,000 5,424,977
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,019,499

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
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(continued)
Ohio (continued)
City of Marysville, (continued)
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... $ 5,035,000 $ 5,225,415
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 9,101,563
City of Mount Vernon ,
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/37 ..... 995,000 940,739
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/52 ..... 1,675,000 1,447,630
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,850,200
City of Toledo , Water System , Revenue , 2013 , Pre-Refunded , 5% , 11/15/38 .......
19,395,000 19,753,526
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,876,318
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020 A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 599,218
Revenue, B-2, NATL Insured, Zero Cpn., 11/15/38 ......................... 10,000,000 4,998,259
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,137,688
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,132,683
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 3,623,107
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,006,318
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 5%, 7/01/35 ....... 600,000 671,689
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/37 ....... 700,000 707,839
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/38 ....... 100,000 100,799
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/39 ....... 700,000 703,813
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/40 ....... 100,000 99,229
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/41 ....... 800,000 790,107
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 500,000 474,825
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/51 ....... 2,000,000 1,865,925
Euclid Avenue Development Corp., Revenue, 2022 A, 5.5%, 8/01/52 ........... 9,000,000 9,621,507
Columbus-Franklin County Finance Authority ,
Revenue, 2021 C, 2.5%, 11/15/41 ..................................... 900,000 665,375
Revenue, 2021 C, 3%, 5/15/51 ........................................ 2,180,000 1,578,943
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 7,674,946
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 20,872,793
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 4,140,000 4,053,340
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,461,750
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 786,448
GO, 2020 A, Refunding, 3%, 12/01/36 .................................. 1,100,000 973,645
Excise Tax, Revenue, 2015, Pre-Refunded, 5%, 12/01/25 .................... 500,000 516,288
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 2,772,676
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 4,866,852
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/33 .......... 5,270,000 5,085,723
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/34 .......... 2,240,000 2,144,754
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/35 .......... 2,900,000 2,758,446
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/36 .......... 2,640,000 2,495,600
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 2,590,000 2,375,201
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 6,567,295
Sales Tax, Revenue, 2018, 5%, 6/01/43 ................................. 10,000,000 10,851,522
Sales Tax, Revenue, 2018, 5%, 6/01/48 ................................. 6,000,000 6,512,440
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 7,500,000 7,896,851
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/49 .......... 6,030,000 5,583,388

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
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Ohio (continued)
County of Hamilton ,
Sewer System, Revenue, 2019 A, Refunding, 5%, 12/01/33 .................. $ 6,965,000 $ 7,919,787
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. 2,115,000 2,431,037
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/33 .................. 1,500,000 1,713,057
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 2,000,000 2,269,216
TriHealth Obligated Group, Revenue, 2017 A, 5%, 8/15/42 ................... 5,000,000 5,154,014
County of Mahoning , Western Reserve Care System , Revenue , 1995 , NATL Insured ,
ETM, 5.5% , 10/15/25 ............................................... 2,210,000 2,312,642
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 12,000,000 12,432,426
County of Montgomery ,
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/41 1,000,000 963,351
Premier Health Partners Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/39 ....................................................... 5,000,000 4,653,803
County of Ross , Adena Health System Obligated Group , Revenue , 2019 , Refunding ,
5% , 12/01/44 ..................................................... 4,705,000 4,903,084
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,317,637
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,391,685
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,835,715
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2%, 11/15/31 .......... 430,000 356,656
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2.5%, 11/15/41 ........ 1,615,000 1,174,088
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 3%, 5/15/51 .......... 1,000,000 706,876
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,146,293
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,152,706
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 9,845,546
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,843,170
Fairborn City School District , GO , 2021 A , 3% , 12/01/50 ......................
8,065,000 6,167,507
Franklin City School District , GO , 2021 A , 3% , 11/01/57 .......................
8,000,000 5,941,670
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 21,144,148
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,634,445
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 1,915,860
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,335,047
Great Oaks Career Campuses Board of Education , COP , 2021 , 3% , 12/01/44 ......
1,455,000 1,185,226
Highland Local School District , GO , 2018 A , Pre-Refunded , 5.25% , 12/01/54 .......
12,000,000 12,261,253
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,785,267
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/40 ...........
1,435,000 1,411,026
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 18,508,117
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,212,500
GO, 2018 B, BAM Insured, 5%, 11/01/55 ................................ 3,910,000 4,164,775
JobsOhio Beverage System , Revenue, Senior Lien , 2013 A , Pre-Refunded , 5% ,
1/01/38 ......................................................... 26,010,000 26,240,246
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,224,656
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,265,832
Lancaster City School District , GO , 2012 , Pre-Refunded , 5% , 10/01/49 ...........
460,000 461,007
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,801,750
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,046,696
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,566,613

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
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Ohio (continued)
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
$ 9,605,000 $ 11,180,474
Miami University ,
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,411,742
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,621,183
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,297,482
Revenue, 2021 A, Refunding, 5%, 9/01/32 ............................... 1,070,000 1,233,437
Revenue, 2021 A, Refunding, 5%, 9/01/33 ............................... 1,055,000 1,209,312
Revenue, 2021 A, Refunding, 5%, 9/01/34 ............................... 1,035,000 1,176,273
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 21,606,688
Middletown City School District ,
GO, 2014, Pre-Refunded, 5.25%, 12/01/40 ............................... 2,625,000 2,644,440
GO, 2014, Pre-Refunded, 5.25%, 12/01/48 ............................... 15,000,000 15,111,084
New Albany Community Authority ,
Revenue, 2012 C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,102,450
Revenue, 2012 C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,252,645
New Albany Plain Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/49 ....
10,000,000 10,041,996
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/23 .............................. 75,000 75,133
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 125,000 131,766
Revenue, 2021 A, Refunding, 5%, 12/01/27 .............................. 100,000 107,884
Revenue, 2021 A, Refunding, 5%, 12/01/29 .............................. 110,000 120,009
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 500,000 397,613
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 412,950
b
Revenue, 2022, BAM Insured, 5%, 12/01/43 ............................. 1,000,000 1,054,219
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 5,802,612
Revenue, 2014, Pre-Refunded, 4%, 11/15/49 ............................. 1,295,000 1,336,389
Revenue, 2014, Pre-Refunded, 4%, 11/15/49 ............................. 2,260,000 2,334,689
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 9,820,552
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 4,120,655
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 5,938,649
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 4,729,344
Northwest Local School District , GO , 2015 , Pre-Refunded , 5% , 12/01/45 ..........
3,760,000 3,880,135
Norwood City School District ,
GO, 2017 A, Pre-Refunded, 5%, 11/01/46 ............................... 5,000,000 5,445,358
GO, 2017 A, Pre-Refunded, 5.25%, 11/01/51 ............................. 7,645,000 8,392,537
c
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp., Revenue, 2009 B, Mandatory Put, 1.375%, 11/01/24 ... 1,875,000 1,776,207
Ohio Valley Electric Corp., Revenue, 2009 C, Mandatory Put, 1.5%, 11/04/25 ..... 2,000,000 1,855,859
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , AGMC
Insured , 5.25% , 12/01/23 ............................................ 235,000 235,590
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group, Revenue, 2022, 5.25%, 1/01/47 3,000,000 3,166,751
Ashtabula County Medical Center Obligated Group, Revenue, 2022, 5.25%, 1/01/52 2,250,000 2,360,975
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 6,379,250
Cleveland Institute of Music (The), Revenue, 2022, 5%, 12/01/32 .............. 300,000 313,305
Cleveland Institute of Music (The), Revenue, 2022, 5.125%, 12/01/42 ........... 3,390,000 3,460,944
Cleveland Institute of Music (The), Revenue, 2022, 5.375%, 12/01/52 ........... 3,100,000 3,183,764
Denison University, Revenue, 2021, 3%, 11/01/50 ......................... 4,250,000 3,050,556
John Carroll University, Revenue, 2020, 4%, 10/01/45 ...................... 1,100,000 982,391
John Carroll University, Revenue, 2020, 4%, 10/01/50 ...................... 3,500,000 3,054,257
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/47 .............. 11,360,000 10,038,522
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/52 .............. 5,000,000 4,328,580
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,559,613
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,369,033

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
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Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... $ 2,900,000 $ 2,903,661
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 5,320,000 5,472,198
Kenyon College, Revenue, 2016, Refunding, 4%, 7/01/44 ................... 5,180,000 4,756,970
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,294,217
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 4,000,000 3,575,755
Otterbein Homes Obligated Group, Revenue, 2021 B, Refunding, 4%, 7/01/46 .... 1,085,000 1,009,014
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/37 .............. 1,050,000 998,190
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/38 .............. 1,055,000 994,417
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/39 .............. 1,105,000 1,034,629
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/40 .............. 1,225,000 1,139,009
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/41 .............. 1,275,000 1,177,235
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/46 .............. 1,975,000 1,762,727
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 10,814,980
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 150,000 166,022
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 463,620
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 450,101
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 611,937
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 375,928
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 142,828
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 546,870
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/35 ................ 1,000,000 1,090,044
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ 900,000 874,481
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/37 ................ 1,335,000 1,106,033
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ 480,000 452,081
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/40 ................ 500,000 389,465
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/41 ................ 250,000 231,465
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/42 ................ 325,000 244,780
Ohio Housing Finance Agency , Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 ....
515,000 415,360
Ohio State University (The) , Revenue , 2014 A , 4% , 12/01/30 ...................
4,325,000 4,413,283
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 35,817,466
Revenue, Junior Lien, 2013 A-1, Refunding, 5.25%, 2/15/33 .................. 4,200,000 4,250,725
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn., 2/15/38 ............. 3,665,000 1,954,066
Revenue, Junior Lien, 2013 A-2, Zero Cpn., 2/15/43 ........................ 10,485,000 4,121,768
b
Revenue, Junior Lien, 2022 A, Refunding, 5%, 2/15/39 ...................... 5,000,000 5,633,496
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 7,432,112
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/38 ........................................ 7,000,000 7,760,372
Revenue, 2021 A, 5%, 12/01/36 ....................................... 2,000,000 2,269,684
Revenue, 2021 A, 5%, 12/01/37 ....................................... 1,750,000 1,973,132
Revenue, 2021 A, 5%, 12/01/39 ....................................... 1,500,000 1,678,298
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 5,545,697
Water Pollution Control Loan Fund, Revenue, 2021 A, 5%, 12/01/46 ............ 5,500,000 6,082,172
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 14,907,854
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 444,512
Perrysburg Exempted Village School District , GO , 2015 , Pre-Refunded , 5% , 12/01/38
3,225,000 3,402,232
Princeton City School District ,
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 12,686,489
GO, 2014, Refunding, Zero Cpn., 12/01/40 ............................... 6,000,000 2,912,235
GO, 2014, Refunding, Zero Cpn., 12/01/41 ............................... 6,000,000 2,776,171

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
111
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Reading Community City School District , GO , 2016 A , 5% , 11/01/46 .............
$ 2,000,000 $ 2,071,276
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ 5,000,000 5,200,559
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 5,790,017
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,270,474
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,157,704
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 10,641,378
GO, 2019 A, 5%, 5/01/36 ............................................ 6,000,000 6,506,840
GO, 2019 A, 5%, 6/15/37 ............................................ 6,500,000 7,187,990
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,112,944
GO, V, 5%, 5/01/34 ................................................ 4,000,000 4,431,961
GO, W, 5%, 5/01/35 ................................................ 2,315,000 2,602,151
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 9,469,187
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/29 ........................................................ 4,850,000 5,499,707
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/38 .......... 1,000,000 1,120,428
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/39 .......... 1,000,000 1,116,149
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/40 .......... 1,110,000 1,231,517
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/41 .......... 750,000 830,136
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 937,068
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 807,539
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 3,772,635
University Hospitals Health System, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 1/15/46 ............................................ 18,795,000 17,493,332
Summit County Development Finance Authority , City of Akron , Revenue , 2022 ,
4% , 5/15/46 ...................................................... 5,585,000 5,265,143
Switzerland of Ohio Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/37 ...
5,500,000 5,565,862
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,000,000 5,884,934
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 10,198,485
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,167,561
Toledo-Lucas County Port Authority ,
Revenue, 2021 A, 2%, 11/15/31 ....................................... 430,000 359,400
Revenue, 2021 A, 3%, 5/15/51 ........................................ 1,160,000 809,416
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/46 ........................... 1,625,000 1,388,601
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/51 ........................... 2,840,000 2,330,545
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/57 ........................... 6,000,000 4,826,553
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
2,200,000 2,182,064
University of Akron (The) ,
Revenue, 2015 A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,547,893
Revenue, 2016 A, Refunding, BAM Insured, 5%, 1/01/34 .................... 6,000,000 6,416,536
Revenue, 2016 A, Refunding, 5%, 1/01/36 ............................... 11,065,000 11,775,464
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 13,225,000 14,044,721
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 6,117,311
University of Cincinnati ,
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ 6,255,000 6,458,765
Revenue, 2018 A, Refunding, 4%, 6/01/48 ............................... 10,000,000 9,412,000
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 14,644,299
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,658,086
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 1,889,287

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Warren County Port Authority ,
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/41 .......... $ 2,075,000 $ 1,789,187
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/55 .......... 3,500,000 2,767,791
Ohio Communities Accelerator Fund, Revenue, 2021 D, 5%, 12/01/46 .......... 3,895,000 3,365,256
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/41 .......... 570,000 492,746
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/53 .......... 1,375,000 1,095,791
Ohio Communities Accelerator Fund, Revenue, 2022 A, 5.5%, 12/01/50 ......... 3,210,000 3,171,880
b
Ohio Communities Accelerator Fund, Revenue, 2022 B, 4.75%, 12/01/34 ........ 1,100,000 1,095,051
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... 525,000 467,480
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,196,203
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 1,521,367
Warrensville Heights City School District ,
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 197,395
GO, 2019 A, Pre-Refunded, BAM Insured, 5%, 12/01/44 ..................... 460,000 485,797
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 1,847,036
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,060,641
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,279,002
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,224,666
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,791,748
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,797,717
Winton Woods City School District ,
GO, 2017, Refunding, 4%, 11/01/43 .................................... 7,000,000 6,877,054
GO, 2022, Refunding, BAM Insured, 4%, 11/01/53 ......................... 2,000,000 1,929,666
Wright State University , Revenue , 2021 A , Refunding , BAM Insured , 5% , 5/01/30 ...
1,285,000 1,463,096
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 7,701,756
1,242,053,748
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 3,200,000 2,592,806
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 3,200,000 2,590,076
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 5,250,000 3,512,749
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,544,952
11,240,583
Tennessee 0.1%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,500,000 1,569,120
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 4,300,000 3,403,612
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/38 300,000 237,250
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 1,000,000 709,333
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,821,467
9,171,662
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,590,498
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 3,100,000 2,591,490

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
s
See Abbreviations on page 164 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
a
Public Finance Authority, (continued)
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... $ 8,200,000 $ 8,144,785
10,736,275
U.S. Territories 0.7%
Puerto Rico 0.7%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,000,000 1,015,584
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,011,313
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 800,000 811,988
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 540,000 544,917
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,870,000 1,939,842
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 800,000 813,794
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 940,000 942,807
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 480,309
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/35 .. 235,000 253,773
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,067,118
8,881,445
Total U.S. Territories .................................................................... 8,881,445
Total Municipal Bonds (Cost $1,382,596,824) ...................................
1,325,336,770
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Ohio 0.3%
d
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 1.12% , 6/01/34 ................. 4,300,000 4,300,000
Total Municipal Bonds (Cost $4,300,000) .......................................
4,300,000
Total Short Term Investments (Cost $4,300,000 ) .................................
4,300,000
a
Total Investments (Cost $1,386,896,824) 99.7% ..................................
$1,329,636,770
Other Assets, less Liabilities 0.3% .............................................
3,952,826
Net Assets 100.0% ...........................................................
$1,333,589,596
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $42,172,199, representing 3.2% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.45 $11.73 $12.00 $11.37 $11.30
Income from investment operations
c
:
Net investment income
d
......................... 0.13 0.23 0.26 0.30 0.16
Net realized and unrealized gains (losses) ........... (0.94) (0.28) (0.27) 0.64 0.07
Total from investment operations .................... (0.81) (0.05) (0.01) 0.94 0.23
Less distributions from:
Net investment income .......................... (0.13) (0.23) (0.26) (0.31) (0.16)
Net asset value, end of period ...................... $10.51 $11.45 $11.73 $12.00 $11.37
Total return
e
................................... (7.11)% (0.48)% (0.07)% 8.39% 2.09%
Ratios to average net assets
f
Expenses
g
.................................... 0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ........................... 2.37% 1.93% 2.20% 2.58% 3.05%
Supplemental data
Net assets, end of period (000’s) .................... $214,007 $251,006 $218,010 $162,664 $62,119
Portfolio turnover rate ............................ 19.59% 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.44 $11.72 $11.99 $11.36 $11.37 $11.60
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.25 0.28 0.32 0.36 0.37
Net realized and unrealized gains (losses) (0.94) (0.28) (0.27) 0.64 (0.01) (0.22)
Total from investment operations ........ (0.80) (0.03) 0.01 0.96 0.35 0.15
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.28) (0.33) (0.36) (0.38)
Net asset value, end of period .......... $10.50 $11.44 $11.72 $11.99 $11.36 $11.37
Total return
d
....................... (7.05)% (0.33)% 0.08% 8.56% 3.13% 1.29%
Ratios to average net assets
e
Expenses ......................... 0.65%
f
0.65%
f
0.65%
f
0.65%
f
0.65%
f
0.64%
Net investment income ............... 2.52% 2.08% 2.37% 2.73% 3.20% 3.22%
Supplemental data
Net assets, end of period (000’s) ........ $617,039 $731,732 $805,688 $866,593 $843,042 $932,929
Portfolio turnover rate ................ 19.59% 19.83% 18.23% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.63 $11.91 $12.19 $11.54 $11.55 $11.77
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.18 0.22 0.26 0.30 0.32
Net realized and unrealized gains (losses) (0.96) (0.28) (0.29) 0.66 (0.01) (0.22)
Total from investment operations ........ (0.85) (0.10) (0.07) 0.92 0.29 0.10
Less distributions from:
Net investment income .............. (0.11) (0.18) (0.21) (0.27) (0.30) (0.32)
Net asset value, end of period .......... $10.67 $11.63 $11.91 $12.19 $11.54 $11.55
Total return
d
....................... (7.37)% (0.79)% (0.63)% 8.05% 2.51% 0.80%
Ratios to average net assets
e
Expenses ......................... 1.19%
f
1.19%
f
1.19%
f
1.20%
f
1.20%
f
1.19%
Net investment income ............... 1.92% 1.50% 1.80% 2.18% 2.65% 2.67%
Supplemental data
Net assets, end of period (000’s) ........ $53,028 $72,237 $98,075 $127,898 $128,133 $175,054
Portfolio turnover rate ................ 19.59% 19.83% 18.23% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
In
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.45 $11.73 $12.00 $11.37 $11.38 $11.66
Income from investment operations
c
:
Net investment income
d
............. 0.14 0.26 0.29 0.33 0.38 0.23
Net realized and unrealized gains (losses) (0.94) (0.28) (0.27) 0.64 (0.02) (0.29)
Total from investment operations ........ (0.80) (0.02) 0.02 0.97 0.36 (0.06)
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.29) (0.34) (0.37) (0.22)
Net asset value, end of period .......... $10.51 $11.45 $11.73 $12.00 $11.37 $11.38
Total return
e
....................... (6.98)% (0.12)% 0.12% 8.69% 3.24% (0.50)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.52% 0.52% 0.53% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.52%
g,h
0.52%
g,h
0.52%
g,h
0.52%
g
0.52%
g
0.51%
Net investment income ............... 2.65% 2.21% 2.49% 2.86% 3.33% 3.35%
Supplemental data
Net assets, end of period (000’s) ........ $22,059 $26,269 $22,928 $19,823 $13,308 $13,217
Portfolio turnover rate ................ 19.59% 19.83% 18.23% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.46 $11.73 $12.01 $11.37 $11.38 $11.61
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.29 0.33 0.37 0.39
Net realized and unrealized gains (losses) (0.95) (0.27) (0.28) 0.65 (0.01) (0.23)
Total from investment operations ........ (0.81) (0.01) 0.01 0.98 0.36 0.16
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.29) (0.34) (0.37) (0.39)
Net asset value, end of period .......... $10.51 $11.46 $11.73 $12.01 $11.37 $11.38
Total return
d
....................... (7.08)% (0.15)% 0.09% 8.75% 3.22% 1.38%
Ratios to average net assets
e
Expenses ......................... 0.55%
f
0.55%
f
0.55%
f
0.55%
f
0.55%
f
0.54%
Net investment income ............... 2.62% 2.18% 2.45% 2.83% 3.30% 3.32%
Supplemental data
Net assets, end of period (000’s) ........ $152,028 $181,163 $171,322 $145,073 $107,253 $101,300
Portfolio turnover rate ................ 19.59% 19.83% 18.23% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,500,000
Total Corporate Bonds (Cost $2,500,000) .......................................
2,500,000
Municipal Bonds 97.7%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
3,500,000 3,029,220
Florida 0.6%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,061,100
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 5,600,000 4,757,200
5,818,300
Illinois 0.4%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
5,000,000 4,567,537
Kentucky 0.5%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 8,300,000 5,682,613
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 1,060,027
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 1,250,000 1,315,167
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 2,000,000 1,841,024
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 1,000,000 723,434
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 976,967
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,165,000 2,093,031
8,009,650
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 4,908,731
Oregon 89.7%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,355,271
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,591,414
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn., 6/15/31 ...........
1,000,000 740,444
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,055,139
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 1,887,181
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 1,978,634
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,072,709
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,167,595
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,274,363
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,380,531
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,831,223
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,307,970
Pacific University, Revenue, 2015 A, Refunding, 5%, 5/01/36 ................. 2,500,000 2,572,791
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/26 ................. 335,000 354,455
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/27 ................. 1,195,000 1,279,294
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/29 ................. 1,315,000 1,431,722
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/30 ................. 1,385,000 1,512,391
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/31 ................. 1,450,000 1,583,113
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/32 ................. 1,525,000 1,656,186
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/33 ................. 1,600,000 1,729,826
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/34 ................. 500,000 491,875

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/35 ................. $ 490,000 $ 479,297
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/37 ................. 1,270,000 1,226,315
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/38 ................. 3,960,000 3,794,172
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/39 ................. 1,750,000 1,666,700
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,320,000 1,322,960
City of Portland , Water System , Revenue, Second Lien , 2019 A , 5% , 5/01/44 .......
5,500,000 6,019,885
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 24,663,628
Clackamas Community College District ,
GO, 2017 A, 5%, 6/15/38 ............................................ 760,000 823,249
GO, 2017 A, 5%, 6/15/39 ............................................ 1,000,000 1,081,835
GO, 2017 A, 5%, 6/15/40 ............................................ 1,250,000 1,350,561
Clackamas County School District No. 12 North Clackamas ,
GO, 2017 A, Zero Cpn., 6/15/40 ....................................... 10,000,000 4,554,518
GO, 2017 A, Zero Cpn., 6/15/41 ....................................... 17,030,000 7,381,452
GO, 2017 A, Zero Cpn., 6/15/42 ....................................... 16,625,000 6,862,714
GO, 2017 B, 5%, 6/15/34 ............................................ 8,000,000 8,706,618
GO, 2017 B, 5%, 6/15/37 ............................................ 10,000,000 10,818,347
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 1,897,554
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn., 6/15/37 ............................................. 12,130,000 6,667,383
GO, Zero Cpn., 6/15/38 ............................................. 12,495,000 6,501,420
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,307,860
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,053,957
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,417,388
County of Crook , GO , 2022 , Zero Cpn., 12/01/46 ............................
15,000,000 12,822,578
County of Yamhill ,
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/24 .............. 750,000 767,316
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/28 .............. 875,000 908,828
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/31 .............. 990,000 1,018,109
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/41 .............. 3,005,000 2,828,904
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/46 .............. 1,005,000 916,475
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/51 .............. 2,830,000 2,538,409
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/40 ................ 7,010,000 7,351,071
Crook County School District , GO , 2013 , Pre-Refunded , 5% , 6/15/34 .............
4,475,000 4,569,511
Deschutes County Hospital Facilities Authority ,
St. Charles Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
1/01/48 ........................................................ 8,440,000 8,728,819
St. Charles Health System Obligated Group, Revenue, 2020 A, 4%, 1/01/38 ...... 1,000,000 981,773
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,690,000 3,693,907
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 6,531,995
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 7,091,966
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 6,540,581
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn., 6/15/40 ....................................... 705,000 322,784
GO, 2019 B, Zero Cpn., 6/15/41 ....................................... 710,000 306,360
GO, 2019 B, Zero Cpn., 6/15/42 ....................................... 610,000 248,894
GO, 2019 B, Zero Cpn., 6/15/43 ....................................... 820,000 316,839
GO, 2019 B, Zero Cpn., 6/15/44 ....................................... 1,115,000 409,047
GO, 2019 B, Zero Cpn., 6/15/45 ....................................... 985,000 343,371
GO, 2019 B, Zero Cpn., 6/15/46 ....................................... 1,190,000 394,059
GO, 2019 B, Zero Cpn., 6/15/47 ....................................... 1,170,000 368,791
GO, 2019 B, Zero Cpn., 6/15/48 ....................................... 1,320,000 396,121

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
121
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Jackson County School District No. 6 Central Point, (continued)
GO, 2019 B, Zero Cpn., 6/15/49 ....................................... $ 1,270,000 $ 362,800
Jefferson County School District No. 509J ,
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,000,000 1,020,567
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,410,000 1,439,000
GO, 2013 B, Pre-Refunded, 5%, 6/15/30 ................................ 2,000,000 2,041,134
Klamath County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/29 .................................. 1,155,000 1,178,755
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,095,000 1,117,521
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,000,000 1,020,567
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,035,077
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, 5%, 6/15/30 ............................................ 695,000 753,079
GO, 2014 A, Pre-Refunded, 5%, 6/15/30 ................................ 2,480,000 2,698,483
GO, 2014 A, Pre-Refunded, 5%, 6/15/33 ................................ 2,115,000 2,309,323
GO, 2014 A, Pre-Refunded, 5%, 6/15/36 ................................ 2,000,000 2,183,757
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,467,530
Marion County School District No. 103 Woodburn ,
GO, 2015, Pre-Refunded, 5%, 6/15/33 .................................. 2,930,000 3,127,937
GO, 2015, Pre-Refunded, 5%, 6/15/34 .................................. 3,200,000 3,416,176
GO, 2015, Pre-Refunded, 5%, 6/15/35 .................................. 2,075,000 2,215,177
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 4%, 8/15/45 .............................................. 5,620,000 5,221,239
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/45 9,745,000 10,261,356
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 5,685,000 5,172,441
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/50 3,000,000 3,143,543
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,522,524
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,521,098
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 8,058,528
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 11,695,421
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017 B, 5%, 6/15/37 ............................................ 7,885,000 8,530,267
GO, 2019 A, Zero Cpn., 6/15/39 ....................................... 9,500,000 4,662,119
Multnomah County School District No. 40 ,
GO, 2012 B, Zero Cpn., 6/15/24 ....................................... 1,640,000 1,559,523
GO, 2012 B, Zero Cpn., 6/15/25 ....................................... 1,325,000 1,221,695
GO, 2012 B, Zero Cpn., 6/15/26 ....................................... 2,585,000 2,309,926
GO, 2012 B, Zero Cpn., 6/15/27 ....................................... 2,655,000 2,296,507
GO, 2012 B, Zero Cpn., 6/15/28 ....................................... 2,495,000 2,085,337
GO, 2012 B, Zero Cpn., 6/15/29 ....................................... 2,595,000 2,090,362
GO, 2012 B, Zero Cpn., 6/15/30 ....................................... 1,885,000 1,459,406
GO, 2012 B, Zero Cpn., 6/15/31 ....................................... 2,030,000 1,503,101
GO, 2012 B, Zero Cpn., 6/15/32 ....................................... 2,000,000 1,414,352
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO, 2020, Refunding, 4%, 6/15/38 ..................................... 1,050,000 1,061,052
GO, 2020, Refunding, 4%, 6/15/39 ..................................... 2,250,000 2,268,520
GO, 2020, Refunding, 5%, 6/15/50 ..................................... 10,000,000 10,869,559
Oregon City School District No. 62 ,
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 440,000 459,405
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 560,000 585,189
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... 780,000 814,400
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... 990,000 1,034,530
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... 550,000 574,257

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon City School District No. 62, (continued)
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... $ 700,000 $ 731,485
GO, 2018 B, Refunding, 5%, 6/15/49 ................................... 20,000,000 21,425,286
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2017 A , 5% , 7/01/42 .................................. 10,000,000 10,632,374
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,405,000 1,374,938
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,617,435
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 3,761,383
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 8,000,000 8,216,232
Legacy Health Obligated Group, Revenue, 2022 A, 4.125%, 6/01/52 ........... 3,000,000 2,833,649
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,083,456
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 7,983,175
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,339,068
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 240,343
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 8,125,000 8,492,082
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 2,004,132
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 47,505,000 41,897,952
Oregon State Lottery , Revenue , 2013 A , Pre-Refunded , 5% , 4/01/32 .............
5,000,000 5,078,299
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 12,901,466
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... 3,800,000 3,925,640
Airport, Revenue, Twenty-Eight, 5%, 7/01/29 ............................. 6,455,000 7,069,344
Airport, Revenue, Twenty-Eight, 4%, 7/01/47 ............................. 5,000,000 4,570,423
Airport, Revenue, Twenty-Five A, 5%, 7/01/49 ............................ 12,425,000 13,128,136
Airport, Revenue, Twenty-Four A, 5%, 7/01/47 ............................ 4,700,000 4,882,539
Airport, Revenue, Twenty-Four B, 5%, 7/01/47 ............................ 9,395,000 9,628,418
Airport, Revenue, Twenty-Seven A, 5%, 7/01/45 ........................... 23,000,000 23,937,231
Airport, Revenue, Twenty-Seven A, 5%, 7/01/50 ........................... 5,000,000 5,182,065
Airport, Revenue, Twenty-Six A, Refunding, 5%, 7/01/33 .................... 500,000 561,516
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/37 .................... 200,000 198,694
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/33 .................... 650,000 729,970
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/37 .................... 800,000 880,460
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/40 .................... 675,000 728,868
Airport, Revenue, Twenty-Six C, Refunding, 5%, 7/01/28 .................... 1,300,000 1,416,582
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 545,000 563,521
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 513,431
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,293,413
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 2,735,878
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 1,010,798
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/23 .... 105,000 105,823
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/24 .... 110,000 111,696
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/25 .... 130,000 132,790
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/26 .... 135,000 138,427
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/27 .... 260,000 267,658
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/28 .... 310,000 320,060
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/29 .... 515,000 500,214
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/30 .... 385,000 370,864
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/31 .... 400,000 382,371
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/32 .... 370,000 350,814
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/40 .... 1,540,000 1,373,746
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/57 .... 2,750,000 2,196,096
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 40,500,000 41,750,855

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem-Keizer School District No. 24J ,
GO, 2009 B, Zero Cpn., 6/15/30 ....................................... $ 8,500,000 $ 6,601,069
GO, 2020 C, 4%, 6/15/38 ............................................ 6,000,000 6,067,184
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,104,103
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,547,286
Seaside School District No. 10 ,
GO, 2017 B, 5%, 6/15/35 ............................................ 2,000,000 2,171,078
GO, 2017 B, 5%, 6/15/36 ............................................ 2,500,000 2,710,371
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 3,051,597
GO, 2015 M, Pre-Refunded, 5%, 8/01/45 ................................ 3,315,000 3,558,417
GO, 2015 O, Pre-Refunded, 5%, 8/01/40 ................................ 7,005,000 7,519,369
GO, 2017 A, 5%, 5/01/42 ............................................ 10,000,000 10,741,145
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 16,165,133
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 5,461,936
GO, 2019 G, 5%, 8/01/44 ............................................ 5,370,000 5,879,267
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 3,523,999
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/37 12,500,000 13,852,956
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/39 23,175,000 25,562,787
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/42 6,825,000 7,456,784
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,142,365
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 2,764,910
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 6,452,702
Revenue, 2018 A, 5%, 10/01/32 ....................................... 6,865,000 7,457,915
Revenue, 2018 A, Pre-Refunded, 5%, 9/01/48 ............................ 18,505,000 20,752,364
Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%, 9/01/41 ................... 18,650,000 20,490,934
Umatilla County School District No. 16R Pendleton , GO , 2014 A , Pre-Refunded , 5% ,
6/15/37 ......................................................... 4,970,000 5,198,428
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group, Revenue, 2022, 5%, 7/01/47 ...... 2,250,000 2,286,090
Grande Ronde Hospital, Inc. Obligated Group, Revenue, 2022, 5%, 7/01/52 ...... 2,250,000 2,261,443
University of Oregon ,
Revenue, 2015 A, 5%, 4/01/45 ........................................ 20,000,000 20,797,392
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 12,310,377
Revenue, 2020 A, 5%, 4/01/50 ........................................ 30,000,000 32,632,356
b
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 275,797
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 300,000 329,797
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/36 ......................... 1,150,000 1,259,920
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 1,200,000 1,304,190
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 10,212,795
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 6,510,451
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2014 B, Pre-Refunded, 5%, 6/15/33 ................................ 8,000,000 8,370,559
GO, 2014 B, Pre-Refunded, 5%, 6/15/34 ................................ 11,000,000 11,509,519
GO, 2017 D, 5%, 6/15/35 ............................................ 10,000,000 10,869,321
GO, 2017 D, 5%, 6/15/36 ............................................ 10,000,000 10,841,482
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/38 ....................................... 2,350,000 1,215,217
GO, 2018 A, Zero Cpn., 6/15/39 ....................................... 3,275,000 1,604,565
Washington County School District No. 15 Forest Grove ,
GO, 2012 B, Zero Cpn., 6/15/29 ....................................... 2,545,000 2,074,891

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
124
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington County School District No. 15 Forest Grove, (continued)
GO, 2012 B, Zero Cpn., 6/15/30 ....................................... $ 2,490,000 $ 1,954,583
GO, 2012 B, Zero Cpn., 6/15/31 ....................................... 3,140,000 2,361,438
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,711,195
949,529,561
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,500,000 2,025,630
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,500,000 2,023,496
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 7,650,000 5,118,577
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,385,893
11,553,596
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 3,300,000 2,612,075
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 250,000 263,305
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 250,000 262,979
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,375,027
6,513,386
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 2,023,826
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,400,000 2,006,315
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 6,300,000 6,257,578
8,263,893
U.S. Territories 2.2%
Puerto Rico 2.2%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,107,729
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,300,000 1,320,259
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,011,313
c
Revenue, WW, 5.25%, 7/01/33 ........................................ 7,040,000 5,720,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,100,000 1,116,483
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,009,602
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 400,000 401,195
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
6,620,000 6,422,107
23,108,688
Total U.S. Territories .................................................................... 23,108,688
Total Municipal Bonds (Cost $1,065,000,297) ...................................
1,033,009,001
Total Long Term Investments (Cost $1,067,500,297) .............................
1,035,509,001
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
125
s
Short Term Investments 0.2%
a a
Principal
Amount
a
Value
Municipal Bonds 0.2%
Oregon 0.2%
d
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 1.15% , 8/01/34 ............ $ 2,000,000 $ 2,000,000
Total Municipal Bonds (Cost $2,000,000) .......................................
2,000,000
Total Short Term Investments (Cost $2,000,000 ) .................................
2,000,000
a
Total Investments (Cost $1,069,500,297) 98.1% ..................................
$1,037,509,001
Other Assets, less Liabilities 1.9% .............................................
20,652,329
Net Assets 100.0% ...........................................................
$1,058,161,330
See Abbreviations on page 164 .
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $47,229,294, representing 4.5% of net assets.
c
See Note 7 regarding defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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Semiannual Report The accompanying notes are an integral part of these financial statements.
126
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $9.64 $9.89 $10.11 $9.73 $9.74
Income from investment operations
c
:
Net investment income
d
......................... 0.10 0.20 0.26 0.29 0.16
Net realized and unrealized gains (losses) ........... (0.87) (0.25) (0.23) 0.39 (0.01)
Total from investment operations .................... (0.77) (0.05) 0.03 0.68 0.15
Less distributions from:
Net investment income .......................... (0.10) (0.20) (0.25) (0.30) (0.16)
Net asset value, end of period ...................... $8.77 $9.64 $9.89 $10.11 $9.73
Total return
e
................................... (8.00)% (0.56)% 0.32% 7.14% 1.59%
Ratios to average net assets
f
Expenses
g
.................................... 0.82% 0.81% 0.81% 0.82% 0.83%
Net investment income ........................... 2.25% 2.00% 2.59% 2.98% 3.40%
Supplemental data
Net assets, end of period (000’s) .................... $157,402 $175,896 $146,124 $105,032 $52,673
Portfolio turnover rate ............................ 14.19% 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
127
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.64 $9.89 $10.11 $9.73 $9.78 $10.12
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.22 0.27 0.31 0.34 0.35
Net realized and unrealized gains (losses) (0.87) (0.25) (0.23) 0.39 (0.04) (0.32)
Total from investment operations ........ (0.76) (0.03) 0.04 0.70 0.30 0.03
Less distributions from:
Net investment income .............. (0.11) (0.22) (0.26) (0.32) (0.35) (0.37)
Net asset value, end of period .......... $8.77 $9.64 $9.89 $10.11 $9.73 $9.78
Total return
d
....................... (7.93)% (0.41)% 0.47% 7.29% 3.17% 0.31%
Ratios to average net assets
e
Expenses ......................... 0.67%
f
0.66%
f
0.67%
f
0.67%
f
0.68%
f
0.66%
Net investment income ............... 2.40% 2.16% 2.77% 3.13% 3.55% 3.49%
Supplemental data
Net assets, end of period (000’s) ........ $541,553 $644,308 $709,450 $772,506 $784,367 $860,737
Portfolio turnover rate ................ 14.19% 36.04% 28.44% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
128
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.77 $10.02 $10.24 $9.86 $9.91 $10.24
Income from investment operations
b
:
Net investment income
c
............. 0.08 0.16 0.22 0.26 0.30 0.30
Net realized and unrealized gains (losses) (0.88) (0.25) (0.23) 0.39 (0.05) (0.31)
Total from investment operations ........ (0.80) (0.09) (0.01) 0.65 0.25 (0.01)
Less distributions from:
Net investment income .............. (0.08) (0.16) (0.21) (0.27) (0.30) (0.32)
Net asset value, end of period .......... $8.89 $9.77 $10.02 $10.24 $9.86 $9.91
Total return
d
....................... (8.18)% (0.95)% (0.08)% 6.64% 2.56% (0.15)%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.21%
f
1.21%
f
1.22%
f
1.23%
f
1.21%
Net investment income ............... 1.81% 1.60% 2.21% 2.58% 3.00% 2.94%
Supplemental data
Net assets, end of period (000’s) ........ $49,686 $63,426 $104,823 $146,042 $173,240 $245,520
Portfolio turnover rate ................ 14.19% 36.04% 28.44% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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129
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.66 $9.90 $10.12 $9.75 $9.80 $10.06
Income from investment operations
c
:
Net investment income
d
............. 0.12 0.23 0.28 0.32 0.36 0.21
Net realized and unrealized gains (losses) (0.89) (0.24) (0.22) 0.38 (0.04) (0.25)
Total from investment operations ........ (0.77) (0.01) 0.06 0.70 0.32 (0.04)
Less distributions from:
Net investment income .............. (0.11) (0.23) (0.28) (0.33) (0.37) (0.22)
Net asset value, end of period .......... $8.78 $9.66 $9.90 $10.12 $9.75 $9.80
Total return
e
....................... (7.95)% (0.17)% 0.61% 7.32% 3.30% (0.43)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.56% 0.55% 0.55% 0.57% 0.57%
Expenses net of waiver and payments by
affiliates .......................... 0.53%
g
0.52%
g
0.53%
g
0.53%
g
0.54%
g
0.52%
Net investment income ............... 2.54% 2.29% 2.86% 3.27% 3.69% 3.63%
Supplemental data
Net assets, end of period (000’s) ........ $4,575 $5,802 $4,300 $2,905 $2,282 $2,085
Portfolio turnover rate ................ 14.19% 36.04% 28.44% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
130
a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.66 $9.90 $10.12 $9.75 $9.80 $10.13
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.23 0.28 0.32 0.36 0.36
Net realized and unrealized gains (losses) (0.88) (0.24) (0.23) 0.38 (0.05) (0.31)
Total from investment operations ........ (0.77) (0.01) 0.05 0.70 0.31 0.05
Less distributions from:
Net investment income .............. (0.11) (0.23) (0.27) (0.33) (0.36) (0.38)
Net asset value, end of period .......... $8.78 $9.66 $9.90 $10.12 $9.75 $9.80
Total return
d
....................... (7.97)% (0.21)% 0.57% 7.28% 3.27% 0.51%
Ratios to average net assets
e
Expenses ......................... 0.57%
f
0.56%
f
0.56%
f
0.57%
f
0.58%
f
0.56%
Net investment income ............... 2.49% 2.26% 2.85% 3.23% 3.65% 3.59%
Supplemental data
Net assets, end of period (000’s) ........ $88,729 $106,979 $105,603 $98,190 $81,595 $79,153
Portfolio turnover rate ................ 14.19% 36.04% 28.44% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin Pennsylvania Tax-Free Income Fund
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131
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.9%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 5,688,000 $ 5,001,117
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,000,000 707,400
5,708,517
Illinois 0.7%
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 2,750,000 2,512,145
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 2,000,000 1,739,141
State of Illinois ,
GO, 2021 A, 5%, 3/01/32 ............................................ 1,500,000 1,622,878
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 467,755
6,341,919
New Jersey 0.7%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
1,000,000 917,112
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/37 ....................................... 1,000,000 972,857
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 4,030,000 4,476,152
6,366,121
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,700,000 6,057,447
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 6,050,000 5,414,065
11,471,512
Pennsylvania 87.9%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/33 ........................................ 10,290,000 11,201,181
Revenue, 2021 A, 5%, 1/01/51 ........................................ 8,500,000 8,754,543
Revenue, 2021 B, 5%, 1/01/36 ........................................ 2,735,000 2,990,413
Allegheny County Higher Education Building Authority ,
Chatham University, Revenue, 2022, Refunding, 5.25%, 9/01/33 .............. 700,000 714,963
Chatham University, Revenue, 2022, Refunding, 5.25%, 9/01/34 .............. 1,090,000 1,103,329
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/40 . 2,115,000 1,977,656
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/41 . 3,000,000 2,777,190
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,004,486
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,240,452
Allegheny County Sanitary Authority , Revenue , 2018 , 5% , 6/01/43 ...............
7,000,000 7,482,765
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/32 ................................. 760,000 827,791
Revenue, 2022, Refunding, 5%, 5/01/33 ................................. 800,000 864,411
Revenue, 2022, Refunding, 5%, 5/01/34 ................................. 1,050,000 1,129,329
Revenue, 2022, Refunding, 5%, 5/01/35 ................................. 1,400,000 1,500,319
Revenue, 2022, Refunding, 5%, 5/01/36 ................................. 1,500,000 1,603,329
Revenue, 2022, Refunding, 5%, 5/01/42 ................................. 8,875,000 9,238,689
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 1,016,675
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 606,465
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,279,003
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 1,030,000 1,054,611
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 1,010,356

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
132
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Blue Mountain School District ,
GO, 2021 B, AGMC Insured, 4%, 8/01/32 ................................ $ 1,000,000 $ 1,057,352
GO, 2021 B, AGMC Insured, 4%, 8/01/35 ................................ 1,000,000 1,031,987
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,129,363
Bucks County Industrial Development Authority ,
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/37 ......... 1,000,000 987,523
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/42 ......... 1,080,000 1,039,782
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/52 ......... 2,500,000 2,312,216
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,390,155
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 12,000,000 8,506,903
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/39 ....................................... 1,625,000 1,642,145
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 5,635,590
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 5,489,676
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,566,929
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,254,064
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 1,698,900
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/35 ............... 500,000 500,907
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,500,000 1,475,769
City of Erie Higher Education Building Authority ,
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/36 ...................... 400,000 379,824
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/41 ...................... 1,000,000 924,799
Gannon University, Revenue, 2021 TT-1, 5%, 5/01/47 ...................... 480,000 491,061
City of Philadelphia ,
GO, 2019 B, 5%, 2/01/36 ............................................ 3,300,000 3,607,966
GO, 2019 B, 5%, 2/01/37 ............................................ 4,950,000 5,386,902
GO, 2019 B, 5%, 2/01/38 ............................................ 2,500,000 2,705,844
GO, 2019 B, 5%, 2/01/39 ............................................ 2,500,000 2,698,834
GO, 2021 A, 4%, 5/01/37 ............................................ 5,000,000 5,021,665
GO, 2021 A, 4%, 5/01/38 ............................................ 5,000,000 4,998,347
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/42 ......................... 10,000,000 10,265,697
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 5,225,000 4,890,692
Airport, Revenue, 2021, Refunding, 5%, 7/01/51 ........................... 3,100,000 3,197,382
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............ 10,000,000 10,470,131
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 5,000,000 5,235,066
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 5,335,951
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 5,381,851
Water & Wastewater, Revenue, 2021 C, 5%, 10/01/46 ...................... 5,000,000 5,416,695
Water & Wastewater, Revenue, 2022 C, 5.5%, 6/01/47 ...................... 5,000,000 5,650,738
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,443,101
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 10,565,350
Commonwealth of Pennsylvania , GO , 2019 , Refunding , 5% , 7/15/29 .............
10,000,000 11,448,398
Conestoga Valley School District ,
GO, 2021 A, 4%, 2/01/36 ............................................ 1,100,000 1,128,207
Revenue, 2021 B, 4%, 2/01/36 ........................................ 1,020,000 1,046,156
County of Beaver , GO , 2017 , BAM Insured , 4% , 4/15/29 ......................
1,660,000 1,780,241
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 596,683
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 684,837

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
133
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Municipal Bonds
(continued)
Pennsylvania (continued)
County of Jefferson, (continued)
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ $ 520,000 $ 444,603
County of Montgomery , GO , 2021 A , 5% , 1/01/38 ...........................
6,825,000 7,684,088
County of York , GO , 2020 B , 4% , 6/01/38 .................................
860,000 857,399
Cumberland County Municipal Authority , Dickinson College , Revenue , 2012 ,
Refunding , 5% , 11/01/42 ............................................ 4,500,000 4,519,594
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,479,670
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 2,475,000 2,510,292
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,606,324
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,040,976
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,023,470
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , Pre-Refunded , BAM Insured , 5% , 11/01/38 .... 1,250,000 1,287,366
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group, Revenue, 2020, 4%, 7/15/50 ...... 3,500,000 3,150,826
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/41 ........................................................ 1,000,000 940,545
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/51 ........................................................ 4,000,000 3,589,762
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/45 ............ 3,250,000 3,316,262
Student Services, Inc., Revenue, 2015, Pre-Refunded, 5%, 7/01/47 ............ 3,750,000 4,007,157
Easton Area School District , GO , 2021 , 4% , 4/01/32 .........................
1,450,000 1,539,170
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,626,580
Fairview School District ,
GO, 2021, BAM Insured, 3%, 9/15/37 ................................... 1,195,000 1,061,916
GO, 2021, BAM Insured, 3%, 9/15/38 ................................... 1,000,000 869,279
GO, 2021, BAM Insured, 3%, 9/15/39 ................................... 1,000,000 855,214
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2017 A-1 ,
Refunding , 5% , 2/15/45 ............................................. 19,055,000 19,684,425
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 12,482,255
Governor Mifflin School District ,
GO, 2020 A, 4%, 4/01/40 ............................................ 680,000 678,826
GO, 2021, 3%, 4/01/35 ............................................. 810,000 756,235
GO, 2021, 3%, 4/01/36 ............................................. 625,000 575,920
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 904,606
GO, 2021, 3%, 4/01/38 ............................................. 1,000,000 889,474
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 883,193
Greater Johnstown Water Authority ,
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/38 ....................... 1,740,000 1,754,280
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/41 ....................... 2,650,000 2,655,658
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,552,398
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,324,931
Lancaster Higher Education Authority ,
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/46 ............ 5,000,000 4,971,495
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/51 ............ 5,000,000 4,929,687
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/51 ........ 2,780,000 2,313,293
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 520,000 423,221
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 1,953,752
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,419,057

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
134
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(continued)
Pennsylvania (continued)
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. $ 1,000,000 $ 1,036,898
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 1,904,848
Latrobe Industrial Development Authority ,
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/46 ................ 750,000 614,539
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/51 ................ 800,000 635,776
St. Vincent College Corp., Revenue, 2013, Pre-Refunded, 5%, 5/01/43 ......... 4,120,000 4,186,497
Lehigh County Authority ,
Revenue, 2013 A, 5%, 12/01/43 ....................................... 2,435,000 2,504,292
Revenue, 2013 A, Pre-Refunded, 5%, 12/01/43 ........................... 2,805,000 2,896,377
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 11/01/41 4,345,000 4,053,444
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/42 .... 14,390,000 13,115,633
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 4,205,990
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/38 ................... 1,400,000 1,444,696
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/43 ................... 1,495,000 1,541,333
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University, Revenue, 2022, Refunding, 5.25%, 5/01/37 ......... 2,665,000 2,734,154
Gwynedd Mercy University, Revenue, 2022, Refunding, 5%, 5/01/42 ........... 3,700,000 3,581,716
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/43 ........................................................ 3,000,000 3,137,809
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 9,458,504
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 4%,
5/01/52 ........................................................ 4,000,000 3,678,612
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 5%,
5/01/52 ........................................................ 5,000,000 5,208,523
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 553,074
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 2,088,479
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,581,260
Public School of Germantown (The), Revenue, 2021 A, Refunding, 4%, 10/01/51 .. 2,450,000 2,052,460
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,095,654
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 439,407
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 10,000,000 10,185,930
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/43 ... 2,285,000 2,363,627
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ... 2,500,000 2,573,425
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 1,000,706
Northeastern School District ,
GO, 2021 A, BAM Insured, 3%, 3/01/38 ................................. 850,000 746,118
GO, 2021 A, BAM Insured, 3%, 3/01/41 ................................. 775,000 642,206
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,730,097
Pennsylvania Economic Development Financing Authority ,
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 508,822
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,298,858
UPMC Obligated Group, Revenue, 2014 A, 5%, 2/01/45 ..................... 5,000,000 5,117,133
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 4,758,130
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 8,248,918
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/39 ........... 1,325,000 1,293,489
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/40 ........... 1,200,000 1,162,185

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
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Principal
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Value
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Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/41 ........... $ 1,300,000 $ 1,248,724
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 6,551,312
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/35 ....................................................... 1,400,000 1,403,066
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/44 ....................................................... 2,000,000 2,004,380
Thomas Jefferson University Obligated Group, Revenue, 2015 A, Refunding, 5%,
9/01/45 ........................................................ 7,465,000 7,628,485
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/36 .. 2,750,000 2,976,797
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/46 .. 14,000,000 14,995,333
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 5%, 2/15/48 .. 5,000,000 5,366,001
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 6,724,671
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 4,811,822
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 9,519,755
University of Sciences, Revenue, 2012, 5%, 11/01/42 ....................... 5,000,000 5,008,736
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/51 ................ 11,030,000 9,515,165
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 4,913,464
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 8,623,212
Pennsylvania State University (The) ,
Revenue, 2015 A, Refunding, 5%, 9/01/40 ............................... 10,490,000 11,131,358
Revenue, 2016 A, Refunding, 5%, 9/01/41 ............................... 10,000,000 10,773,246
Revenue, 2017 A, 5%, 9/01/42 ........................................ 15,750,000 17,010,153
Revenue, 2017 A, 5%, 9/01/47 ........................................ 10,000,000 10,742,652
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 6,416,820
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,443,293
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 7,837,666
Revenue, 2021 A, Refunding, 4%, 12/01/39 .............................. 2,655,000 2,670,102
Revenue, 2021 B, 4%, 12/01/37 ....................................... 1,500,000 1,514,221
Revenue, 2021 B, 4%, 12/01/46 ....................................... 10,950,000 10,197,428
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010 A, 5.625%, 6/15/42 ................. 4,000,000 4,001,538
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, Pre-
Refunded, 5%, 7/01/42 ............................................ 5,000,000 5,230,476
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 207,726
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 304,277
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 2,515,968
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,190,564
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 11,150,000 11,506,263
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,068,062
Revenue, 15th, Refunding, 5%, 8/01/42 ................................. 5,000,000 5,211,300
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 6,000,000 6,186,014
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,086,267
Radnor Township School District ,
GO, 2021, 3%, 8/15/35 ............................................. 1,400,000 1,302,354
GO, 2021, 4%, 8/15/36 ............................................. 1,600,000 1,629,475
GO, 2021, 4%, 8/15/37 ............................................. 3,445,000 3,505,968

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
136
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Pennsylvania (continued)
Radnor Township School District, (continued)
GO, 2021, 4%, 8/15/38 ............................................. $ 1,430,000 $ 1,449,788
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/37 .................
4,000,000 4,005,770
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,538,408
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 2,791,609
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 3,518,051
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,143,321
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 17,067,800
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,189,929
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 3,826,584
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 7,601,493
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,205,549
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,020,323
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,497,557
Township of Upper St. Clair ,
GO, 2021, 4%, 5/15/37 ............................................. 535,000 544,152
GO, 2021, 4%, 5/15/39 ............................................. 1,000,000 1,007,223
Upper Merion Area School District ,
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 890,726
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,312,387
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,089,991
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 788,017
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... 1,270,000 1,387,892
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 2,400,000 2,204,590
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,104,616
Wilson School District ,
GO, 2021 C, 4%, 5/15/30 ............................................ 2,500,000 2,701,944
GO, 2021 C, 4%, 5/15/31 ............................................ 2,100,000 2,230,680
GO, 2021 C, 4%, 5/15/32 ............................................ 1,850,000 1,960,675
739,845,642
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,000,000 1,620,504
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,000,000 1,618,797
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 795,298
4,034,599
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 2,057,998
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,651,807
4,709,805
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,000,000 1,619,061

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
137
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(continued)
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 1,900,000 $ 1,588,333
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 5,100,000 5,065,658
6,653,991
U.S. Territories 1.4%
Puerto Rico 1.4%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,100,000 1,117,143
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,011,313
b
Revenue, XX, 5.25%, 7/01/40 ........................................ 5,175,000 4,204,687
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 2,500,000 2,604,582
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 950,000 964,236
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 755,000 787,764
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,290,000 1,293,852
11,983,577
Total U.S. Territories .................................................................... 11,983,577
Total Municipal Bonds (Cost $861,034,013) .....................................
798,734,744
a a a a
Short Term Investments 4.2%
Municipal Bonds 4.2%
Pennsylvania 4.2%
c
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 1.15% , 12/01/37 ............................................... 13,600,000 13,600,000
c
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 1.22% , 9/01/45 .............. 22,000,000 22,000,000
35,600,000
Total Municipal Bonds (Cost $35,600,000) ......................................
35,600,000
Total Short Term Investments (Cost $35,600,000 ) ................................
35,600,000
a
Total Investments (Cost $896,634,013) 99.1% ...................................
$834,334,744
Other Assets, less Liabilities 0.9% .............................................
7,610,744
Net Assets 100.0% ...........................................................
$841,945,488
See Abbreviations on page 164 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $16,106,059, representing 1.9% of net assets.
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
138
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $856,182,759 $619,573,785 $165,379,497 $827,013,529
Value - Unaffiliated issuers ............... $819,023,695 $590,152,401 $152,707,458 $787,870,854
Cash ................................. 5,717,187 3,181,388 160,101 18,792,434
Receivables:
Investment securities sold ................ 4,080,096 — — —
Capital shares sold ..................... 1,760,789 187,131 62,259 378,755
Interest .............................. 7,400,537 7,658,670 1,453,148 10,827,513
Other assets ........................... — 51,909 7,323 34,005
Total assets ....................... 837,982,304 601,231,499 154,390,289 817,903,561
Liabilities:
Payables:
Investment securities purchased ........... 4,099,090 2,604,074 — 14,145,360
Capital shares redeemed ................ 1,200,340 1,376,569 155,122 1,041,104
Management fees ...................... 333,224 246,768 35,212 319,683
Distribution fees ....................... 101,909 70,147 18,586 93,136
Transfer agent fees ..................... 118,294 102,945 33,621 114,821
Reports to shareholders fees ............. 43,248 64,947 20,904 94,079
Professional fees ...................... 24,111 32,244 52,995 32,666
Trustees' fees and expenses .............. 1,025 640 1,349 590
Distributions to shareholders .............. 214,308 70,088 58,993 192,730
Accrued expenses and other liabilities ........ 95,634 1,907 1,693 9,138
Total liabilities ...................... 6,231,183 4,570,329 378,475 16,043,307
Net assets, at value .............. $831,751,121 $596,661,170 $154,011,814 $801,860,254
Net assets consist of:
Paid-in capital .......................... $939,847,590 $678,893,373 $202,445,016 $911,749,756
Total distributable earnings (losses) .......... (108,096,469) (82,232,203) (48,433,202) (109,889,502)
Net assets, at value .............. $831,751,121 $596,661,170 $154,011,814 $801,860,254

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
139
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $196,503,481 $123,752,812 $29,464,241 $120,543,099
Shares outstanding ..................... 20,172,822 11,872,693 3,297,156 11,524,003
Net asset value per share
a
............... $9.74 $10.42 $8.94 $10.46
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $10.12 $10.83 $9.29 $10.87
Class A1:
Net assets, at value .................... $439,620,510 $320,905,900 $101,586,372 $539,943,972
Shares outstanding ..................... 45,211,458 30,803,089 11,380,515 51,684,264
Net asset value per share
a
............... $9.72 $10.42 $8.93 $10.45
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $10.10 $10.83 $9.28 $10.86
Class C:
Net assets, at value .................... $38,309,180 $27,471,578 $5,831,502 $35,687,540
Shares outstanding ..................... 3,872,121 2,604,384 647,987 3,360,603
Net asset value and maximum offering price per
share
a
............................... $9.89 $10.55 $9.00 $10.62
Class R6:
Net assets, at value .................... $21,140,934 $18,307,008 $1,930,945 $9,989,667
Shares outstanding ..................... 2,167,294 1,755,848 216,331 952,338
Net asset value and maximum offering price per
share ............................... $9.75 $10.43 $8.93 $10.49
Advisor Class:
Net assets, at value .................... $136,177,016 $106,223,872 $15,198,754 $95,695,976
Shares outstanding ..................... 13,962,841 10,195,894 1,703,748 9,129,981
Net asset value and maximum offering price per
share ............................... $9.75 $10.42 $8.92 $10.48
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
140
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $927,900,517 $1,386,896,824 $1,069,500,297 $896,634,013
Value - Unaffiliated issuers ............... $876,667,262 $1,329,636,770 $1,037,509,001 $834,334,744
Cash ................................. 7,029,837 729,675 1,129,757 121,181
Receivables:
Investment securities sold ................ — — 9,933,220 —
Capital shares sold ..................... 795,071 1,132,008 703,565 160,252
Interest .............................. 7,053,065 13,986,387 11,842,544 9,478,896
Other assets ........................... 37,257 — — —
Total assets ....................... 891,582,492 1,345,484,840 1,061,118,087 844,095,073
Liabilities:
Payables:
Investment securities purchased ........... 2,962,555 8,284,420 — —
Capital shares redeemed ................ 1,463,346 2,348,721 1,980,071 1,258,615
Management fees ...................... 357,467 531,377 423,669 341,289
Distribution fees ....................... 110,767 175,741 129,885 109,900
Transfer agent fees ..................... 190,628 192,718 131,904 113,483
Reports to shareholders fees ............. 114,272 152,944 103,362 125,671
Trustees' fees and expenses .............. 733 656 1,145 1,276
Distributions to shareholders .............. 90,861 206,415 133,701 186,477
Accrued expenses and other liabilities ........ 36,955 2,252 53,020 12,874
Total liabilities ...................... 5,327,584 11,895,244 2,956,757 2,149,585
Net assets, at value .............. $886,254,908 $1,333,589,596 $1,058,161,330 $841,945,488
Net assets consist of:
Paid-in capital .......................... $962,790,673 $1,458,357,416 $1,191,908,034 $1,001,943,461
Total distributable earnings (losses) .......... (76,535,765) (124,767,820) (133,746,704) (159,997,973)
Net assets, at value .............. $886,254,908 $1,333,589,596 $1,058,161,330 $841,945,488

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
141
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $172,016,590 $271,573,031 $214,007,384 $157,402,347
Shares outstanding ..................... 15,457,908 23,751,798 20,368,651 17,945,339
Net asset value per share
a
............... $11.13 $11.43 $10.51 $8.77
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $11.56 $11.88 $10.92 $9.11
Class A1:
Net assets, at value .................... $424,671,957 $709,677,841 $617,039,316 $541,553,082
Shares outstanding ..................... 38,167,883 62,106,387 58,779,391 61,762,972
Net asset value per share
a
............... $11.13 $11.43 $10.50 $8.77
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $11.56 $11.88 $10.91 $9.11
Class C:
Net assets, at value .................... $63,676,658 $96,394,181 $53,027,662 $49,686,232
Shares outstanding ..................... 5,657,632 8,319,003 4,971,406 5,592,100
Net asset value and maximum offering price per
share
a
............................... $11.25 $11.59 $10.67 $8.89
Class R6:
Net assets, at value .................... $13,516,978 $16,025,837 $22,059,430 $4,575,078
Shares outstanding ..................... 1,212,807 1,400,561 2,099,710 521,022
Net asset value and maximum offering price per
share ............................... $11.15 $11.44 $10.51 $8.78
Advisor Class:
Net assets, at value .................... $212,372,725 $239,918,706 $152,027,538 $88,728,749
Shares outstanding ..................... 19,064,786 20,971,831 14,461,570 10,104,859
Net asset value and maximum offering price per
share ............................... $11.14 $11.44 $10.51 $8.78
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
142
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $15,345,721 $10,678,395 $2,676,583 $14,137,457
Expenses:
Management fees (Note 3 a ) ................ 2,067,522 1,538,750 470,974 1,970,270
Distribution fees: (Note 3c )
    Class A ............................. 247,880 159,389 39,483 156,265
    Class A1 ............................ 236,001 173,401 54,745 287,863
    Class C ............................. 138,796 101,349 20,750 126,452
Transfer agent fees: (Note 3e )
    Class A ............................. 69,507 50,629 14,420 47,001
    Class A1 ............................ 165,168 137,642 50,038 216,265
    Class C ............................. 14,928 12,356 2,931 14,602
    Class R6 ............................ 4,985 3,978 399 2,144
    Advisor Class ......................... 51,486 46,149 7,854 32,060
Custodian fees (Note 4 ) ................... 2,841 2,099 563 2,725
Reports to shareholders fees ............... 20,407 16,703 8,894 25,000
Registration and filing fees ................. 22,910 14,587 10,456 28,461
Professional fees ........................ 29,826 30,862 43,343 31,232
Trustees' fees and expenses ............... 5,144 4,154 1,107 5,127
Other ................................. 25,813 18,941 7,924 33,195
Total expenses ...................... 3,103,214 2,310,989 733,881 2,978,662
Expense reductions (Note 4 ) ............ (5,931) (3,639) (1,153) (3,119)
Expenses waived/paid by affiliates (Not e 3e
and 3f) ........................... (1,561) (1,163) (59,823) (801)
Net expenses ...................... 3,095,722 2,306,187 672,905 2,974,742
Net investment income ............. 12,249,999 8,372,208 2,003,678 11,162,715
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (7,566,458) (3,354,169) (1,304,746) (9,687,936)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (73,650,546) (56,775,432) (15,390,121) (67,002,447)
Net realized and unrealized gain (loss) ......... (81,217,004) (60,129,601) (16,694,867) (76,690,383)
Net increase (decrease) in net assets resulting from
operations ............................... $(68,967,005) $(51,757,393) $(14,691,189) $(65,527,668)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
143
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $14,860,662 $23,690,459 $18,027,276 $13,836,928
Expenses:
Management fees (Note 3 a ) ................ 2,228,117 3,306,975 2,638,034 2,119,729
Distribution fees: (Note 3c )
    Class A ............................. 223,383 356,850 279,489 206,955
    Class A1 ............................ 229,481 383,811 335,046 291,349
    Class C ............................. 229,725 353,011 198,446 181,640
Transfer agent fees: (Note 3e )
    Class A ............................. 84,019 107,499 72,152 59,176
    Class A1 ............................ 215,441 288,850 216,401 207,933
    Class C ............................. 33,136 40,806 19,659 19,917
    Class R6 ............................ 2,983 4,227 4,166 1,303
    Advisor Class ......................... 106,851 99,220 51,589 33,374
Custodian fees (Note 4 ) ................... 3,071 4,799 3,742 3,080
Reports to shareholders fees ............... 31,208 42,117 37,122 44,405
Registration and filing fees ................. 25,817 28,256 11,151 14,688
Professional fees ........................ 31,407 32,589 32,622 31,786
Trustees' fees and expenses ............... 5,943 8,520 6,484 5,217
Other ................................. 26,064 38,010 39,327 35,240
Total expenses ...................... 3,476,646 5,095,540 3,945,430 3,255,792
Expense reductions (Note 4 ) ............ (7,192) (9,603) (5,763) (4,933)
Expenses waived/paid by affiliates (Not e 3e
and 3f) ........................... (1,004) (1,938) (915) (678)
Net expenses ...................... 3,468,450 5,083,999 3,938,752 3,250,181
Net investment income ............. 11,392,212 18,606,460 14,088,524 10,586,747
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (13,465,221) (31,221,512) (22,377,896) (13,668,875)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (77,270,918) (107,988,263) (79,434,724) (74,636,897)
Net realized and unrealized gain (loss) ......... (90,736,139) (139,209,775) (101,812,620) (88,305,772)
Net increase (decrease) in net assets resulting from
operations ............................... $(79,343,927) $(120,603,315) $(87,724,096) $(77,719,025)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
144
Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,249,999 $24,415,247 $8,372,208 $16,685,026
Net realized gain (loss) ............ (7,566,458) (623,740) (3,354,169) 609,347
Net change in unrealized appreciation
(depreciation) ................. (73,650,546) (26,359,653) (56,775,432) (19,206,183)
Net increase (decrease) in net
assets resulting from operations . (68,967,005) (2,568,146) (51,757,393) (1,911,810)
Distributions to shareholders:
Class A ........................ (2,606,556) (4,582,316) (1,558,751) (2,822,150)
Class A1 ....................... (6,564,287) (13,539,073) (4,500,388) (9,224,150)
Class C ........................ (465,296) (1,078,162) (313,170) (730,216)
Class R6 ....................... (340,489) (706,832) (278,736) (527,705)
Advisor Class ................... (2,113,752) (4,446,484) (1,567,492) (3,326,783)
Total distributions to shareholders ..... (12,090,380) (24,352,867) (8,218,537) (16,631,004)
Capital share transactions: (Note 2 )
Class A ........................ 3,725,889 42,805,902 (7,264,822) 27,372,708
Class A1 ....................... (43,442,939) (42,867,742) (33,926,978) (26,007,260)
Class C ........................ (6,572,533) (17,781,992) (5,639,964) (14,240,207)
Class R6 ....................... (4,716,836) 7,524,370 (3,364,533) 4,987,766
Advisor Class ................... (27,883,168) 8,881,011 (20,538,025) 8,831,540
Total capital share transactions ....... (78,889,587) (1,438,451) (70,734,322) 944,547
Net increase (decrease) in net
assets ..................... (159,946,972) (28,359,464) (130,710,252) (17,598,267)
Net assets:
Beginning of period ................ 991,698,093 1,020,057,557 727,371,422 744,969,689
End of period ..................... $831,751,121 $991,698,093 $596,661,170 $727,371,422

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
145
Franklin Connecticut Tax-Free Income Fund Franklin Michigan Tax-Free Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,003,678 $4,119,392 $11,162,715 $22,085,741
Net realized gain (loss) ............ (1,304,746) 562,813 (9,687,936) 5,303,487
Net change in unrealized appreciation
(depreciation) ................. (15,390,121) (6,544,374) (67,002,447) (38,530,605)
Net increase (decrease) in net
assets resulting from operations . (14,691,189) (1,862,169) (65,527,668) (11,141,377)
Distributions to shareholders:
Class A ........................ (358,438) (660,235) (1,582,827) (2,707,857)
Class A1 ....................... (1,325,853) (2,777,742) (7,728,789) (15,578,131)
Class C ........................ (58,981) (162,619) (406,147) (910,264)
Class R6 ....................... (23,804) (41,198) (146,556) (236,286)
Advisor Class ................... (213,253) (470,324) (1,186,832) (2,654,715)
Total distributions to shareholders ..... (1,980,329) (4,112,118) (11,051,151) (22,087,253)
Capital share transactions: (Note 2 )
Class A ........................ (1,467,610) 6,803,733 (2,550,982) 31,989,312
Class A1 ....................... (7,095,996) (12,470,274) (36,376,109) (36,946,978)
Class C ........................ (810,696) (5,841,644) (3,895,551) (16,306,588)
Class R6 ....................... 289,531 493,143 (314,954) 5,469,674
Advisor Class ................... (3,388,705) 77,618 (3,609,428) 9,627,615
Total capital share transactions ....... (12,473,476) (10,937,424) (46,747,024) (6,166,965)
Net increase (decrease) in net
assets ..................... (29,144,994) (16,911,711) (123,325,843) (39,395,595)
Net assets:
Beginning of period ................ 183,156,808 200,068,519 925,186,097 964,581,692
End of period ..................... $154,011,814 $183,156,808 $801,860,254 $925,186,097

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
146
Franklin Minnesota Tax-Free Income Fund Franklin Ohio Tax-Free Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $11,392,212 $21,509,580 $18,606,460 $34,511,407
Net realized gain (loss) ............ (13,465,221) (2,597,651) (31,221,512) (5,657,860)
Net change in unrealized appreciation
(depreciation) ................. (77,270,918) (34,947,318) (107,988,263) (41,375,401)
Net increase (decrease) in net
assets resulting from operations . (79,343,927) (16,035,389) (120,603,315) (12,521,854)
Distributions to shareholders:
Class A ........................ (2,014,131) (3,335,908) (3,475,225) (5,811,468)
Class A1 ....................... (5,511,325) (11,079,476) (9,922,330) (18,860,025)
Class C ........................ (642,760) (1,326,276) (1,082,321) (2,256,500)
Class R6 ....................... (191,268) (332,102) (243,733) (463,674)
Advisor Class ................... (2,839,074) (5,334,715) (3,537,016) (6,715,827)
Total distributions to shareholders ..... (11,198,558) (21,408,477) (18,260,625) (34,107,494)
Capital share transactions: (Note 2 )
Class A ........................ (4,378,012) 39,541,298 (16,661,954) 64,015,784
Class A1 ....................... (38,490,843) (58,866,762) (67,586,863) (54,936,135)
Class C ........................ (10,602,434) (25,716,187) (18,512,518) (40,696,186)
Class R6 ....................... (1,630,061) 3,280,591 (3,645,542) 5,151,900
Advisor Class ................... (31,606,812) 31,551,412 (33,502,025) 12,096,471
Total capital share transactions ....... (86,708,162) (10,209,648) (139,908,902) (14,368,166)
Net increase (decrease) in net
assets ..................... (177,250,647) (47,653,514) (278,772,842) (60,997,514)
Net assets:
Beginning of period ................ 1,063,505,555 1,111,159,069 1,612,362,438 1,673,359,952
End of period ..................... $886,254,908 $1,063,505,555 $1,333,589,596 $1,612,362,438

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
147
Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $14,088,524 $26,851,073 $10,586,747 $22,342,222
Net realized gain (loss) ............ (22,377,896) (1,568,161) (13,668,875) 7,804,857
Net change in unrealized appreciation
(depreciation) ................. (79,434,724) (28,772,949) (74,636,897) (33,197,486)
Net increase (decrease) in net
assets resulting from operations . (87,724,096) (3,490,037) (77,719,025) (3,050,407)
Distributions to shareholders:
Class A ........................ (2,614,679) (4,723,321) (1,834,500) (3,388,452)
Class A1 ....................... (8,351,880) (16,341,609) (6,888,547) (14,903,892)
Class C ........................ (578,267) (1,296,037) (496,889) (1,344,483)
Class R6 ....................... (306,612) (566,038) (63,560) (117,193)
Advisor Class ................... (2,067,432) (3,891,758) (1,151,072) (2,448,830)
Total distributions to shareholders ..... (13,918,870) (26,818,763) (10,434,568) (22,202,850)
Capital share transactions: (Note 2 )
Class A ........................ (16,694,804) 39,620,156 (2,621,886) 35,069,329
Class A1 ....................... (55,630,099) (56,963,758) (45,824,582) (49,109,140)
Class C ........................ (13,592,859) (24,448,091) (8,192,201) (40,451,026)
Class R6 ....................... (2,082,222) 4,010,834 (718,424) 1,670,118
Advisor Class ................... (14,602,833) 14,473,672 (8,955,835) 4,186,212
Total capital share transactions ....... (102,602,817) (23,307,187) (66,312,928) (48,634,507)
Net increase (decrease) in net
assets ..................... (204,245,783) (53,615,987) (154,466,521) (73,887,764)
Net assets:
Beginning of period ................ 1,262,407,113 1,316,023,100 996,412,009 1,070,299,773
End of period ..................... $1,058,161,330 $1,262,407,113 $841,945,488 $996,412,009

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twenty
separate funds (Funds), eight of which are included in this
report and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares: Class
A, Class A1, Class C, Class R6 and Advisor Class. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 4,264,901 $42,407,621 1,924,089 $20,499,794
Shares issued in reinvestment of distributions .......... 239,971 2,388,237 141,337 1,508,058
Shares redeemed ............................... (4,101,638) (41,069,969) (2,725,877) (29,272,674)
Net increase (decrease) .......................... 403,234 $3,725,889 (660,451) $(7,264,822)
Year ended February 28, 2022
Shares sold
a
................................... 7,714,335 $85,144,924 4,472,637 $52,999,381
Shares issued in reinvestment of distributions .......... 386,374 4,246,461 233,099 2,744,987
Shares redeemed ............................... (4,254,239) (46,585,483) (2,403,990) (28,371,660)
Net increase (decrease) .......................... 3,846,470 $42,805,902 2,301,746 $27,372,708
Class A1
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 848,105 $8,487,456 270,970 $2,906,760
Shares issued in reinvestment of distributions .......... 572,186 5,686,216 393,110 4,192,856
Shares redeemed ............................... (5,744,707) (57,616,611) (3,808,822) (41,026,594)
Net increase (decrease) .......................... (4,324,416) $(43,442,939) (3,144,742) $(33,926,978)
Year ended February 28, 2022
Shares sold ................................... 1,829,516 $20,152,752 1,506,967 $17,802,515
Shares issued in reinvestment of distributions .......... 1,073,064 11,780,446 731,178 8,613,676
Shares redeemed ............................... (6,809,090) (74,800,940) (4,445,453) (52,423,451)
Net increase (decrease) .......................... (3,906,510) $(42,867,742) (2,207,308) $(26,007,260)
Class C
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 131,008 $1,318,473 34,733 $379,686
Shares issued in reinvestment of distributions .......... 44,682 451,920 28,461 307,438
Shares redeemed
a
.............................. (822,226) (8,342,926) (583,417) (6,327,088)
Net increase (decrease) .......................... (646,536) $(6,572,533) (520,223) $(5,639,964)
Year ended February 28, 2022
Shares sold ................................... 458,085 $5,137,582 332,384 $3,979,825
Shares issued in reinvestment of distributions .......... 94,044 1,051,174 60,714 724,639
Shares redeemed
a
.............................. (2,137,405) (23,970,748) (1,577,266) (18,944,671)
Net increase (decrease) .......................... (1,585,276) $(17,781,992) (1,184,168) $(14,240,207)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 339,035 $3,375,212 299,851 $3,200,101
Shares issued in reinvestment of distributions .......... 34,045 339,693 25,477 272,078
Shares redeemed ............................... (845,155) (8,431,741) (639,560) (6,836,712)
Net increase (decrease) .......................... (472,075) $(4,716,836) (314,232) $(3,364,533)
Year ended February 28, 2022
Shares sold ................................... 1,307,226 $14,448,374 680,019 $8,045,020
Shares issued in reinvestment of distributions .......... 63,277 696,512 43,985 518,148
Shares redeemed ............................... (692,123) (7,620,516) (304,230) (3,575,402)
Net increase (decrease) .......................... 678,380 $7,524,370 419,774 $4,987,766
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 2,530,340 $25,179,345 2,451,065 $26,037,633
Shares issued in reinvestment of distributions .......... 191,688 1,912,273 141,645 1,511,439
Shares redeemed ............................... (5,491,807) (54,974,786) (4,485,100) (48,087,097)
Net increase (decrease) .......................... (2,769,779) $(27,883,168) (1,892,390) $(20,538,025)
Year ended February 28, 2022
Shares sold ................................... 4,941,909 $54,567,705 3,284,834 $38,820,175
Shares issued in reinvestment of distributions .......... 364,516 4,011,963 272,138 3,205,093
Shares redeemed ............................... (4,505,159) (49,698,657) (2,825,782) (33,193,728)
Net increase (decrease) .......................... 801,266 $8,881,011 731,190 $8,831,540
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 422,523 $3,975,266 1,247,030 $13,388,715
Shares issued in reinvestment of distributions .......... 34,537 316,693 134,068 1,435,481
Shares redeemed ............................... (620,006) (5,759,569) (1,612,889) (17,375,178)
Net increase (decrease) .......................... (162,946) $(1,467,610) (231,791) $(2,550,982)
Year ended February 28, 2022
Shares sold
a
................................... 1,252,852 $12,867,370 4,266,306 $50,807,252
Shares issued in reinvestment of distributions .......... 57,395 585,152 209,746 2,482,351
Shares redeemed ............................... (652,099) (6,648,789) (1,797,465) (21,300,291)
Net increase (decrease) .......................... 658,148 $6,803,733 2,678,587 $31,989,312
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 98,423 $915,521 506,770 $5,458,017
Shares issued in reinvestment of distributions .......... 118,200 1,082,689 636,162 6,803,545
Shares redeemed ............................... (990,814) (9,094,206) (4,529,501) (48,637,671)
Net increase (decrease) .......................... (774,191) $(7,095,996) (3,386,569) $(36,376,109)
Year ended February 28, 2022
Shares sold ................................... 254,596 $2,607,607 1,492,625 $17,717,018
Shares issued in reinvestment of distributions .......... 222,855 2,271,328 1,156,044 13,680,530
Shares redeemed ............................... (1,701,245) (17,349,209) (5,765,739) (68,344,526)
Net increase (decrease) .......................... (1,223,794) $(12,470,274) (3,117,070) $(36,946,978)
Class C
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 15,929 $146,811 178,664 $1,949,661
Shares issued in reinvestment of distributions .......... 6,026 55,649 35,866 389,927
Shares redeemed
a
.............................. (107,921) (1,013,156) (571,948) (6,235,139)
Net increase (decrease) .......................... (85,966) $(810,696) (357,418) $(3,895,551)
Year ended February 28, 2022
Shares sold ................................... 63,756 $658,339 671,228 $8,097,214
Shares issued in reinvestment of distributions .......... 14,935 153,739 72,047 867,553
Shares redeemed
a
.............................. (643,185) (6,653,722) (2,088,172) (25,271,355)
Net increase (decrease) .......................... (564,494) $(5,841,644) (1,344,897) $(16,306,588)
Class R6
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 60,240 $549,480 168,307 $1,809,396
Shares issued in reinvestment of distributions .......... 1,104 10,111 12,615 135,482
Shares redeemed ............................... (29,512) (270,060) (210,308) (2,259,832)
Net increase (decrease) .......................... 31,832 $289,531 (29,386) $(314,954)
Year ended February 28, 2022
Shares sold ................................... 54,704 $560,112 547,473 $6,540,638
Shares issued in reinvestment of distributions .......... 1,623 16,520 18,487 219,263
Shares redeemed ............................... (8,167) (83,489) (108,752) (1,290,227)
Net increase (decrease) .......................... 48,160 $493,143 457,208 $5,469,674
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 182,379 $1,662,515 3,076,931 $32,599,249
Shares issued in reinvestment of distributions .......... 18,166 166,402 105,383 1,131,567
Shares redeemed ............................... (569,088) (5,217,622) (3,447,416) (37,340,244)
Net increase (decrease) .......................... (368,543) $(3,388,705) (265,102) $(3,609,428)
Year ended February 28, 2022
Shares sold ................................... 377,343 $3,853,072 2,274,240 $27,097,532
Shares issued in reinvestment of distributions .......... 36,349 370,117 215,684 2,559,916
Shares redeemed ............................... (406,716) (4,145,571) (1,692,535) (20,029,833)
Net increase (decrease) .......................... 6,976 $77,618 797,389 $9,627,615
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 2,133,136 $24,267,554 2,534,635 $29,786,140
Shares issued in reinvestment of distributions .......... 168,540 1,921,719 282,746 3,309,812
Shares redeemed ............................... (2,670,959) (30,567,285) (4,217,136) (49,757,906)
Net increase (decrease) .......................... (369,283) $(4,378,012) (1,399,755) $(16,661,954)
Year ended February 28, 2022
Shares sold
a
................................... 5,412,784 $68,834,002 8,369,403 $109,334,446
Shares issued in reinvestment of distributions .......... 254,022 3,208,128 431,089 5,592,924
Shares redeemed ............................... (2,571,325) (32,500,832) (3,925,901) (50,911,586)
Net increase (decrease) .......................... 3,095,481 $39,541,298 4,874,591 $64,015,784
Class A1
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 585,319 $6,662,683 691,006 $8,091,445
Shares issued in reinvestment of distributions .......... 449,031 5,120,533 779,525 9,121,046
Shares redeemed ............................... (4,412,040) (50,274,059) (7,237,454) (84,799,354)
Net increase (decrease) .......................... (3,377,690) $(38,490,843) (5,766,923) $(67,586,863)
Year ended February 28, 2022
Shares sold ................................... 2,282,890 $28,976,867 2,167,949 $28,223,453
Shares issued in reinvestment of distributions .......... 779,659 9,852,776 1,342,913 17,428,392
Shares redeemed ............................... (7,743,718) (97,696,405) (7,732,518) (100,587,980)
Net increase (decrease) .......................... (4,681,169) $(58,866,762) (4,221,656) $(54,936,135)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 226,880 $2,630,101 221,297 $2,626,733
Shares issued in reinvestment of distributions .......... 54,637 630,286 87,785 1,041,808
Shares redeemed
a
.............................. (1,195,317) (13,862,821) (1,860,192) (22,181,059)
Net increase (decrease) .......................... (913,800) $(10,602,434) (1,551,110) $(18,512,518)
Year ended February 28, 2022
Shares sold ................................... 757,701 $9,750,442 1,134,750 $15,005,993
Shares issued in reinvestment of distributions .......... 101,351 1,296,546 166,589 2,193,708
Shares redeemed
a
.............................. (2,860,260) (36,763,175) (4,374,124) (57,895,887)
Net increase (decrease) .......................... (2,001,208) $(25,716,187) (3,072,785) $(40,696,186)
Class R6
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 227,094 $2,614,048 351,415 $4,116,968
Shares issued in reinvestment of distributions .......... 16,406 187,413 20,197 236,687
Shares redeemed ............................... (387,369) (4,431,522) (678,315) (7,999,197)
Net increase (decrease) .......................... (143,869) $(1,630,061) (306,703) $(3,645,542)
Year ended February 28, 2022
Shares sold ................................... 404,767 $5,140,952 626,630 $8,163,716
Shares issued in reinvestment of distributions .......... 25,867 327,194 33,911 440,361
Shares redeemed ............................... (173,165) (2,187,555) (267,841) (3,452,177)
Net increase (decrease) .......................... 257,469 $3,280,591 392,700 $5,151,900
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 7,290,234 $82,836,584 6,820,078 $79,977,822
Shares issued in reinvestment of distributions .......... 245,104 2,799,498 287,232 3,364,349
Shares redeemed ............................... (10,278,798) (117,242,894) (9,957,522) (116,844,196)
Net increase (decrease) .......................... (2,743,460) $(31,606,812) (2,850,212) $(33,502,025)
Year ended February 28, 2022
Shares sold ................................... 5,575,188 $70,700,419 4,909,297 $63,808,968
Shares issued in reinvestment of distributions .......... 417,122 5,275,050 492,823 6,401,759
Shares redeemed ............................... (3,515,972) (44,424,057) (4,479,469) (58,114,256)
Net increase (decrease) .......................... 2,476,338 $31,551,412 922,651 $12,096,471
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2022
Shares sold
a
................................... 3,539,722 $38,074,229 1,601,411 $14,509,549
Shares issued in reinvestment of distributions .......... 232,986 2,502,721 188,069 1,690,762
Shares redeemed ............................... (5,320,513) (57,271,754) (2,081,838) (18,822,197)
Net increase (decrease) .......................... (1,547,805) $(16,694,804) (292,358) $(2,621,886)
Year ended February 28, 2022
Shares sold
a
................................... 5,979,219 $71,057,962 6,089,792 $61,181,720
Shares issued in reinvestment of distributions .......... 384,848 4,547,566 313,724 3,128,557
Shares redeemed ............................... (3,038,964) (35,985,372) (2,939,249) (29,240,948)
Net increase (decrease) .......................... 3,325,103 $39,620,156 3,464,267 $35,069,329
Class A1
Class A1 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 1,129,238 $12,151,810 466,041 $4,216,606
Shares issued in reinvestment of distributions .......... 725,076 7,783,428 679,483 6,109,700
Shares redeemed ............................... (7,022,003) (75,565,337) (6,209,149) (56,150,888)
Net increase (decrease) .......................... (5,167,689) $(55,630,099) (5,063,625) $(45,824,582)
Year ended February 28, 2022
Shares sold ................................... 2,223,756 $26,399,387 1,544,083 $15,457,057
Shares issued in reinvestment of distributions .......... 1,298,835 15,343,656 1,359,150 13,561,421
Shares redeemed ............................... (8,341,594) (98,706,801) (7,822,420) (78,127,618)
Net increase (decrease) .......................... (4,819,003) $(56,963,758) (4,919,187) $(49,109,140)
Class C
Class C Shares:
Six Months ended August 31, 2022
Shares sold ................................... 101,323 $1,106,021 116,591 $1,070,419
Shares issued in reinvestment of distributions .......... 51,771 564,846 52,299 476,522
Shares redeemed
a
.............................. (1,394,520) (15,263,726) (1,068,754) (9,739,142)
Net increase (decrease) .......................... (1,241,426) $(13,592,859) (899,864) $(8,192,201)
Year ended February 28, 2022
Shares sold ................................... 648,203 $7,791,214 585,346 $5,932,881
Shares issued in reinvestment of distributions .......... 106,566 1,279,921 127,482 1,290,837
Shares redeemed
a
.............................. (2,779,969) (33,519,226) (4,681,145) (47,674,744)
Net increase (decrease) .......................... (2,025,200) $(24,448,091) (3,968,317) $(40,451,026)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2022
Shares sold ................................... 442,408 $4,752,655 114,023 $1,029,260
Shares issued in reinvestment of distributions .......... 28,508 306,246 6,988 62,935
Shares redeemed ............................... (665,079) (7,141,123) (200,905) (1,810,619)
Net increase (decrease) .......................... (194,163) $(2,082,222) (79,894) $(718,424)
Year ended February 28, 2022
Shares sold ................................... 740,248 $8,770,401 245,271 $2,462,160
Shares issued in reinvestment of distributions .......... 48,100 568,471 11,345 113,246
Shares redeemed ............................... (449,877) (5,328,038) (89,946) (905,288)
Net increase (decrease) .......................... 338,471 $4,010,834 166,670 $1,670,118
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2022
Shares sold ................................... 3,398,769 $36,634,773 1,018,753 $9,152,851
Shares issued in reinvestment of distributions .......... 183,792 1,975,207 115,685 1,041,710
Shares redeemed ............................... (4,930,293) (53,212,813) (2,109,494) (19,150,396)
Net increase (decrease) .......................... (1,347,732) $(14,602,833) (975,056) $(8,955,835)
Year ended February 28, 2022
Shares sold ................................... 4,918,456 $58,342,910 2,414,071 $24,190,653
Shares issued in reinvestment of distributions .......... 315,822 3,734,248 224,312 2,241,168
Shares redeemed ............................... (4,026,619) (47,603,486) (2,222,791) (22,245,609)
Net increase (decrease) .......................... 1,207,659 $14,473,672 415,592 $4,186,212
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended August 31, 2022, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.469% 0.480% 0.567%
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.472% 0.469% 0.459%
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.470% 0.470%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,757 $3,214 $809 $5,900
CDSC retained ........................... $16,112 $35,089 $1,741 $13,303
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,837 $7,772 $4,951 $4,441
CDSC retained ........................... $15,933 $34,991 $18,130 $7,210
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers have contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’
fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2022, were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $124,301 $96,543 $30,095 $151,660
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Transfer agent fees ........................ $155,890 $216,984 $157,505 $158,005
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $29,775,824 $16,440,604 $1,000,000 $35,776,539
Sales .................................. $7,800,000 $6,896,388 $1,000,000 $26,665,048
Net Realized Gains (Losses) ................. — $(210,455) — $(1,575,905)
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $47,745,997 $19,098,796 $73,052,900 $46,632,211
Sales .................................. $9,670,173 $35,016,026 $60,818,201 $38,856,798
Net Realized Gains (Losses) ................. $(891,225) $(999,213) $(2,164,644) $(3,170,226)
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.  During the  period ended August 31 , 202 2 ,  the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
At August 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 19,013,037 $ 20,228,256 $ 8,410,732 $ 14,834,456
Long term ............................. 44,087,182 29,901,318 26,110,261 46,326,789
Total capital loss carryforwards ............ $63,100,219 $50,129,574 $34,520,993 $61,161,245
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 10,170,551 $ 26,414,063 $ 26,212,780 $ 14,371,716
Long term ............................. 2,345,898 10,417,101 53,483,619 70,960,599
Total capital loss carryforwards ............ $12,516,449 $36,831,164 $79,696,399 $85,332,315
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $856,426,679 $619,486,290 $165,370,969 $827,088,934
Unrealized appreciation ..................... $6,124,955 $4,847,259 $518,382 $5,908,411
Unrealized depreciation ..................... (43,527,939) (34,181,148) (13,181,893) (45,126,491)
Net unrealized appreciation (depreciation) ....... $(37,402,984) $(29,333,889) $(12,663,511) $(39,218,080)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2022, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identifi ed in the accompanying Schedule s of Investments.
At August 31 , 202 2 , the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $927,308,907 $1,386,454,432 $1,069,718,694 $896,749,644
Unrealized appreciation ..................... $4,235,508 $13,277,929 $10,179,117 $3,267,074
Unrealized depreciation ..................... (54,877,153) (70,095,591) (42,388,810) (65,681,974)
Net unrealized appreciation (depreciation) ....... $(50,641,645) $(56,817,662) $(32,209,693) $(62,414,900)
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $111,938,708 $40,156,450 $7,487,180 $134,806,597
Sales .................................. $176,106,571 $100,249,883 $19,462,311 $189,880,265
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $111,160,664 $201,268,705 $217,924,823 $120,548,166
Sales .................................. $164,870,198 $297,487,223 $315,027,081 $180,867,156
Value
Percentage of
Net Assets
Franklin Oregon Tax-Free Income Fund ........................................... $ 5,720,000 0.5%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 4,204,687 0.5%
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2022, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 816,223,695 $ — $ 816,223,695

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Arizona Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ — $ 2,800,000 $ — $ 2,800,000
Total Investments in Securities ........... $— $819,023,695 $— $819,023,695
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 600,000 600,000
Municipal Bonds ......................... — 586,052,401 — 586,052,401
Short Term Investments ................... — 3,500,000 — 3,500,000
Total Investments in Securities ........... $— $589,552,401 $600,000 $590,152,401
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 151,007,458 — 151,007,458
Short Term Investments ................... — 1,700,000 — 1,700,000
Total Investments in Securities ........... $— $152,707,458 $— $152,707,458
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,800,000 1,800,000
Municipal Bonds ......................... — 781,870,854 — 781,870,854
Short Term Investments ................... — 4,200,000 — 4,200,000
Total Investments in Securities ........... $— $786,070,854 $1,800,000 $787,870,854
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 875,667,262 — 875,667,262
Short Term Investments ................... — 1,000,000 — 1,000,000
Total Investments in Securities ........... $— $876,667,262 $— $876,667,262
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,325,336,770 — 1,325,336,770
Short Term Investments ................... — 4,300,000 — 4,300,000
Total Investments in Securities ........... $— $1,329,636,770 $— $1,329,636,770
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,500,000 2,500,000
Municipal Bonds ......................... — 1,033,009,001 — 1,033,009,001
Short Term Investments ................... — 2,000,000 — 2,000,000
Total Investments in Securities ........... $— $1,035,009,001 $2,500,000 $1,037,509,001
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 798,734,744 — 798,734,744
Short Term Investments ................... — 35,600,000 — 35,600,000
Total Investments in Securities ........... $— $834,334,744 $— $834,334,744
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.

Franklin Tax-Free Trust

franklintempleton.com
Semiannual Report
Special Joint Meeting of Shareholders
April 16, 2021, and reconvened on May 14, 2021 (unaudited)
A Special Joint Meeting of Shareholders of Franklin Connecticut Tax-Free Income, a series of Franklin Tax-Free Trust, was held virtually on April 16, 2021 and reconvened on May 14, 2021. The purpose of the meeting was to approve (1) a change in the Franklin Connecticut Tax-Free Income Fund classification from a diversified to a non-diversified fund.
At the meeting all proposals were passed. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the meeting are as follows:
1. To approve a change in the Franklin Connecticut Tax-Free Income Fund classification from a diversified to a non-diversified fund:
For % Voted FOR % FOR of Outstanding Shares
7,918,786 75.86% 40.16%
Against % Voted Against % Against of Outstanding Shares
680,493 6.52% 3.45%
Abstain % Voted Abstain % Abstain of Outstanding Shares
1,839,089 17.62% 9.33%

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended June 30.

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF3 S 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 28, 2022